UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 through April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2017 (Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

JUNE 16, 2017 (Unaudited)

Dear Shareholders:

I am pleased to report that our J.P. Morgan Diversified Return Equity ETFs met their objectives over the past six months, with returns closely corresponding to those of their diversified factor indices, after fees and expenses.

“By focusing on improving risk-adjusted returns, our ETF suite aims to capture more upside and provides less volatility in down markets.” - Robert F. Deutsch

Two steps to better beta

Our strategic beta ETFs are unique. They seek to avoid the inherent drawbacks of traditional market-cap index funds, where securities are weighted solely based on price. For investors, this can mean exposure to two flaws — risk concentrations in certain sectors and the inclusion of overvalued securities — because as prices rise, weights are automatically increased without regard for valuation.

To address these flaws, we have developed a proprietary two-step process for constructing “better beta.” Our underlying indexes diversify risk evenly across regions and sectors through a custom risk-weighting process. Then, the underlying indexes screen potential stocks based on a set of criteria, or factors, such as positive momentum, value, size and volatility. Historically, when these factors have been combined, risk-adjusted returns have improved. This process is our point of differentiation and is the driving force behind our steady gains in ETF assets under management.

Past performance is not a guarantee of future performance.

Diversification does not guarantee returns or eliminate the risk of loss.

There is no guarantee the Funds will meet their investment objectives.

Investing for the long run

Looking ahead, our market strategists foresee a course of macroeconomic growth and rising interest rates. We believe that, with the Diversified Return Equity ETF suite, we can help you stay invested across market cycles. By focusing on improving risk-adjusted returns, our ETF suite aims to capture more upside and provide less volatility in down markets.

I want to thank you for your confidence in our process and let you know that I am transitioning my role as President of the Board to Joanna Gallegos. Joanna will take over the day-to-day direction of our U.S. business and I will continue to serve as Chairman of the Board for our ETFs. She brings tremendous experience to the role, having partnered with me over the past four years as the head of our product development initiative and as a member of the management team leading the business. I am confident that under her guidance, J.P. Morgan ETFs will continue to lead the industry, building thoughtful strategies, stronger portfolios, and, most importantly, client satisfaction.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange-Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF*	7.11%
Market Price**	7.00%
FTSE Emerging Diversified Factor Index (net of foreign withholding taxes)	7.78%
FTSE Emerging Index (net of foreign withholding taxes)	7.64%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (net of foreign withholding taxes)	8.88%

Net Assets as of 4/30/2017	$133,800,213

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

Emerging markets experienced investment inflows during the six month reporting period amid economic and financial market stability in China. Notably, the Chinese government’s efforts to curb excessive leverage in its financial markets put a damper on the Shanghai Composite Index in April 2017. Meanwhile, several previously underperforming economies — particularly Brazil, Argentina, Russia, Turkey and South Africa — were growing by the end of the reporting period.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices down.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2017, the Fund posted a positive absolute return and had a performance deviation of -0.67% from the Underlying Index. Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviations from the Underlying Index were related to issues around local market access in India, differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and Underlying Index’s largest regional allocations were in China and Taiwan and the smallest allocations were to countries in Eastern Europe and the Middle East. In terms of sectors, the Fund’s and Underlying Index’s largest weightings were in the financials and technology sectors, while the smallest weightings were in the health care, utilities and consumer services sectors.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	iShares MSCI India ETF	7.5%
2.	Tencent Holdings Ltd.	3.4
3.	Taiwan Semiconductor Manufacturing Co., Ltd.	3.1
4.	China Mobile Ltd.	2.8
5.	Hon Hai Precision Industry Co., Ltd.	2.3
6.	Telekomunikasi Indonesia Persero Tbk PT	1.6
7.	China Construction Bank Corp.	1.4
8.	Astra International Tbk PT	1.3
9.	Largan Precision Co., Ltd.	1.1
10.	Tenaga Nasional Bhd	1.1

PORTFOLIO COMPOSITION BY COUNTRY****
China	22.6%
Taiwan	17.5
Brazil	9.3
India	7.5
Indonesia	7.0
South Africa	6.7
Thailand	6.3
Malaysia	5.6
Russia	5.4
Mexico	2.4
United Arab Emirates	1.6
Chile	1.5
Poland	1.5
Turkey	1.5
Philippines	1.3
Other (each less than 1%)	2.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.46 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $51.73 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	7.11%	17.33%	3.20%
Market Price		7.00	18.74	3.44

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Emerging Diversified Factor Index is an index comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its holdings are selected by the index provider primarily from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity

Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. FTSE International Limited is the index provider for the two FTSE indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Currency Hedged ETF*	11.40%
Market Price**	11.26%
FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	11.40%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	11.82%
FTSE Developed Europe Index (net of foreign withholding taxes)	14.61%

Net Assets as of 4/30/2017	$28,300,939

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large and mid-cap equity securities in Europe, diversified across industries and international regions. The Underlying Index uses a proprietary multifactor selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing. In addition to reflecting European stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging European currency exposure versus the U.S. dollar on a monthly basis.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2017, and experienced no performance deviation from the Underlying Index. The Fund and the Underlying Index underperformed the FTSE Developed Europe

Index, which is a more traditional market capitalization weighted index.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-capitalization weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector of the Underlying Index, while avoiding the least attractive stocks. During the reporting period, the Fund’s (through its investment in the JPMorgan Diversified Return Europe Equity ETF) and Underlying Index’s largest country allocations were in the U.K., France and Germany, while its smallest country allocations were in Ireland, Portugal and Austria. The Fund’s largest average sector allocations (through its investment in the JPMorgan Diversified Return Europe Equity ETF) were in the consumer goods, health care, consumer services and industrials sectors, while the smallest average allocations were in the oil & gas and basic materials sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.95 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.97 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value	April 1, 2016	11.40%	16.78%	16.59%
Market Price		11.26	16.76	16.58

LIFE OF FUND PERFORMANCE (4/01/16 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Currency Hedged ETF, the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index from April 1, 2016 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor 100% Hedged to USD Index and the FTSE Developed Europe Diversified Factor Index are indexes comprised of equity securities from developed European markets selected to represent a diversified set of factor characteristics, originally developed by the adviser, and the equity holdings of both indexes are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed

Europe Diversified Factor 100% Hedged to USD Index represents European stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large and mid cap stocks providing coverage of developed European markets. FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF*	11.66%
Market Price**	11.59%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	11.82%
FTSE Developed Europe Index (net of foreign withholding taxes)	14.61%
Morgan Stanley Capital International (MSCI) Europe Index (net of foreign withholding taxes)	14.52%

Net Assets as of 4/30/2017	$65,323,941

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large-cap and mid-cap equity securities in Europe, diversified across industries. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2017, and had a deviation of -0.16% from the Underlying Index. Both the Fund and the Underlying Index underperformed the FTSE Developed Europe Index and the MSCI Europe Index, which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

Relative to market capitalization weighted indexes, the Fund’s and Underlying Index’s allocations to the financials and utilities sectors detracted from performance, while the Fund’s and the Underlying Index’s allocations to the technology and consumer goods sectors made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector based on these factors, while avoiding the least attractive stocks. During the reporting period, the Fund’s largest country weightings were in the U.K., Germany and France, while its smallest positions were in Ireland, Portugal and Austria. The Fund’s largest average sector weightings were in the consumer goods, health care, consumer services and industrials sectors, while its smallest average positions were in the oil & gas and basic materials sectors.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	SAP SE	2.5%
2.	Iberdrola S.A.	2.1
3.	Novartis AG	1.9
4.	Vodafone Group plc	1.8
5.	GlaxoSmithKline plc	1.7
6.	Roche Holding AG	1.7
7.	Swisscom AG	1.5
8.	Infineon Technologies AG	1.5
9.	British American Tobacco plc	1.4
10.	Capital Gemini S.A.	1.4

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	24.7%
Germany	14.4
France	13.4
Switzerland	11.6
Spain	8.3
Sweden	5.5
Netherlands	5.1
Finland	4.5
Denmark	2.7
Norway	2.6
Italy	2.4
Belgium	1.8
Portugal	1.1
Austria	1.1
Other (each less than 1%)	0.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.44 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $54.48 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	December 18, 2015	11.66%	7.59%	8.21%
Market Price		11.59	7.62	8.27

LIFE OF FUND PERFORMANCE (12/18/15 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor Index is an index comprised of equity securities from the developed European markets selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its equity holdings are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Diversified Factor Index includes large and mid-cap stocks providing coverage of developed European markets.

The FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed European markets. FTSE International Limited is the index provider for these two indexes. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The MSCI Europe Index consists of the following 15 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Investors can-not invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF*	9.24%
Market Price**	8.62%
FTSE Developed Diversified Factor Index (net of foreign withholding taxes)	9.34%
FTSE Developed Index (net of foreign withholding taxes)	12.30%
Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes)	12.12%

Net Assets as of 4/30/2017	$71,828,538

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large- and mid-cap equity securities in developed global markets, diversified across global regions and industries. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum, volatility and market capitalization. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

During the final quarter of 2016 and into 2017, leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2017, the Fund posted a positive absolute performance and experienced a performance deviation of -0.10% relative to the Underlying Index.

On an absolute basis, the Fund’s and Underlying Index’s positions in the telecommunications and utilities sectors were the smallest contributors to performance, while their positions in the industrials and technology sectors were leading contributors to performance for the six month reporting period.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocation was in the U.S., with modestly smaller allocations to Japan, Asia and Europe. In terms of sectors, the Fund’s and the Underlying Index’s largest average weightings were in the consumer goods, industrials and consumer services sectors, while the smallest weightings were in the oil & gas, telecommunications and basic materials sectors.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	JX Holdings, Inc.	0.6%
2.	Samsung Electronics Co., Ltd.	0.6
3.	CSL Ltd.	0.5
4.	SK Hynix, Inc.	0.4
5.	Wesfarmers Ltd.	0.4
6.	CK Hutchison Holdings Ltd.	0.4
7.	Transurban Group	0.4
8.	AGL Energy Ltd.	0.4
9.	NAVER Corp.	0.4
10.	Origin Energy Ltd.	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
United States	25.3%
Japan	22.5
South Korea	9.4
Australia	8.4
France	4.4
Hong Kong	3.8
United Kingdom	3.5
Canada	3.1
Germany	3.0
Sweden	2.9
Singapore	2.3
Spain	2.3
Switzerland	2.0
Netherlands	1.8
Other (each less than 1%)	5.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.25 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $55.16 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	June 16, 2014	9.24%	11.22%	5.28%
Market Price		8.62	11.04	5.21

LIFE OF FUND PERFORMANCE (6/16/14 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the FTSE Developed Diversified Factor Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Diversified Factor Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Diversified Factor Index is an index comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its holdings are selected by the index provider primarily from the constituents of the FTSE Developed Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors can not invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Currency Hedged ETF*	10.85%
Market Price**	11.08%
FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	10.79%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	9.66%
FTSE Developed ex North America Index (net of foreign withholding taxes)	11.68%

Net Assets as of 4/30/2017	$41,804,478

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large- and mid-cap equity securities in developed markets outside North America. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and market capitalization. In addition to reflecting international stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging currency exposure against the U.S. dollar on a monthly basis.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

During the final quarter of 2016 and into 2017, leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2017 and its performance deviated from the

Underlying Index by 0.06%. The Fund and the Underlying Index underperformed the FTSE Developed ex North America Index, which is a traditional market capitalization weighted index that is not hedged to the U.S. dollar.

Because the Fund’s holdings closely aligned with those of the Underlying Index, variances in relative performance to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, differences in performance of the currency hedge, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-capitalization weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across ten economic sectors and four regional sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector of the Underlying Index, while avoiding the least attractive stocks. During the reporting period, the Fund’s (through investment in the JPMorgan Diversified Return International Equity ETF) and the Underlying Index’s largest average sector allocations were in the consumer goods and industrials sectors, while the smallest average sector allocations were in the oil & gas and telecommunications sectors. The largest regional allocation was in the Asia Pacific ex-Japan region, while the smallest weighting was in the U.K.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $27.87 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $27.95 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value	April 1, 2016	10.85%	16.52%	15.37%
Market Price		11.08	16.70	15.67

LIFE OF FUND PERFORMANCE (4/01/16 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Currency Hedged ETF, the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index from April 1, 2016 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index and the FTSE Developed ex North America Diversified Factor Index are indexes comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser, and the equity holdings of both indexes are selected by the index provider primarily from the constituents of the FTSE Developed ex North America

Index. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index represents international stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large- and mid-cap stocks providing coverage of developed markets outside of North America. The FTSE Developed ex North America Index a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over-seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF*	9.51%
Market Price**	9.45%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	9.66%
FTSE Developed ex North America Index (net of foreign withholding taxes)	11.68%
Morgan Stanley Capital International (MSCI) EAFE Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017	$700,009,532

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors and international regions. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and specific market capitalization. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

During the final quarter of 2016 and into 2017, leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2017, and its performance deviated by

-0.15% from the performance of the Underlying Index. The Fund and the Underlying Index underperformed the MSCI EAFE Index and the FTSE Developed ex-North America Index, which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

The Fund’s and the Underlying Index’s positions in the financials and utilities sectors were leading detractors from absolute performance, while the Fund’s and the Underlying Index’s positions in the technology sector and the oil & gas sector were leading contributors to absolute performance.

Relative to FTSE Developed ex-North America (the “market-cap weighted index”), the Fund’s and Underlying Index’s overweight to the UK contributed to performance, while the underweight to Europe ex-UK and the overweight to the Asia ex-Japan sector detracted from performance. The Fund’s and the Underlying Index’s underweight allocation and security selection in the financials sector and its overweight position in the telecommunication sector were leading detractors from relative performance, while the Fund’s and Underlying Index’s security selection in the oil & gas and consumer goods sectors were the leading contributors to performance relative to the market-cap weighted index.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-capitalization weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across ten economic sectors and four regional sectors. During the reporting period, the largest sector weightings for the Fund and the Underlying Index were in the consumer goods and industrials sectors, while the smallest sector weightings were in the oil & gas and telecommunications sectors. The largest regional weighting was in the Asia Pacific, excluding Japan, while the smaller weightings were in Denmark and Italy.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	British American Tobacco plc	0.7%
2.	Royal Dutch Shell plc	0.7
3.	BP plc	0.7
4.	GlaxoSmithKline plc	0.6
5.	Samsung Electronics Co., Ltd.	0.5
6.	AstraZeneca plc	0.5
7.	JX Holdings, Inc.	0.5
8.	National Grid plc	0.5
9.	Shire plc	0.5
10.	Reckitt Benckiser Group plc	0.5

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	25.1%
United Kingdom	20.6
South Korea	9.7
Australia	8.0
France	5.3
Hong Kong	5.2
Germany	4.1
Sweden	3.0
Singapore	3.0
Netherlands	2.7
Spain	2.5
Switzerland	2.2
Finland	1.6
Denmark	1.2
Italy	1.2
Other (each less than 1%)	4.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.85 as April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $54.01 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	9.51%	9.29%	4.75%
Market Price		9.45	9.76	4.87

LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor Index is an index comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Developed ex North American Index. The FTSE Developed ex North

America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Equity ETF*	12.64%
Market Price**	12.65%
Russell 1000 Diversified Factor Index	12.96%
Russell 1000 Index	13.46%

Net Assets as of 4/30/2017	$274,257,808

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in the U.S. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the six month reporting period amid climbing corporate earnings, continued growth in the U.S. economy and rising domestic interest rates. Following the November 8, 2016 election result, U.S. equity indexes reached multiple record closing highs through the end of the 2016 and continued higher in the first two months of 2017, bolstered by investor expectations of tax cuts and infrastructure spending under the incoming Trump administration.

U.S. equity prices largely held their ground in March and April 2017 and market volatility remained historically low. Overall, small cap stocks outperformed both mid-cap and large-cap stocks and growth stocks outperformed value stocks over the six month reporting period.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and its performance deviated by -0.32% from the Underlying Index for the six months ended April 30, 2017.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the health care, technology and utilities sectors were leading contributors to performance for the six month period, while the Fund’s and Underlying Index’s positions in the oil & gas, financials and telecommunications sectors were leading detractors from absolute performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the sales of selected stocks within the Portfolio to offset taxes on the Fund’s short-term capital gains.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the consumer discretionary, health care, telecommunications and utilities sectors, while the smallest allocation was in the basic materials sector.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	C.R. Bard, Inc.	0.7%
2.	American Electric Power Co., Inc.	0.6
3.	Edison International, Inc.	0.6
4.	Pinnacle West Capital Corp.	0.6
5.	Waters Corp.	0.6
6.	DTE Energy Co.	0.6
7.	NiSource, Inc.	0.6
8.	CMS Energy Corp.	0.6
9.	Quest Diagnostics, Inc.	0.6
10.	Xcel Energy, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	16.1%
Health Care	15.9
Information Technology	14.8
Utilities	13.2
Consumer Staples	11.7
Industrials	8.6
Financials	7.2
Materials	5.6
Energy	3.4
Real Estate	2.0
Telecommunication Services	1.1
Short-Term Investment	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $63.78 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $63.81 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	12.64%	15.64%	17.51%
Market Price		12.65	15.63	17.54

LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the Russell 1000 Diversified Factor Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Diversified Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Russell 1000 Diversified Factor Index is an index comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its holdings are selected by the index provider primarily from the constituents of the Russell 1000 Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF*	13.59%
Market Price**	13.61%
Russell Midcap Diversified Factor Index	13.95%
Russell Midcap Index	12.94%

Net Assets as of 4/30/17	$58,134,844

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell MidCap Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities in the U.S. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the six month reporting period amid climbing corporate earnings, continued growth in the U.S. economy and rising domestic interest rates. Following the November 8, 2016 election result, U.S. equity indexes reached multiple record closing highs through the end of the 2016 and continued higher in the first two months of 2017, bolstered by investor expectations of tax cuts and infrastructure spending under the incoming Trump administration.

U.S. equity prices largely held their ground in March and April 2017 and market volatility remained historically low. Overall, small cap stocks outperformed both mid cap and large cap stocks and growth stocks outperformed value stocks over the six month reporting period.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and its performance deviated by -0.36% from the Underlying Index for the six months ended April 30, 2017.

The Fund’s and the Underlying Index’s positions in the health care and technology sectors were leading contributors to absolute performance. The Fund’s and the Underlying Index’s positions oil & gas and financials sectors were leading detractors from absolute performance during the reporting period.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the sales of selected stocks within the Portfolio to offset the taxes on the Fund’s short-term capital gains.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were in the industrials, oil & gas and financials sectors and the smallest allocation was in the basic materials sector.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	C.R. Bard, Inc.	0.6%
2.	PPL Corp.	0.6
3.	American Water Works Co., Inc.	0.5
4.	Ameren Corp.	0.5
5.	Atmos Energy Corp.	0.5
6.	NiSource, Inc.	0.5
7.	Edison International, Inc.	0.5
8.	UGI Corp.	0.5
9.	Sempra Energy	0.5
10.	Pinnacle West Capital Corp.	0.5

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	16.4%
Information Technology	14.5
Health Care	13.4
Utilities	12.4
Industrials	12.0
Financials	9.0
Consumer Staples	6.7
Materials	6.5
Real Estate	4.8
Energy	3.2
Short-Term Investment	0.6
Telecommunication Services	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.13 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $58.14 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	13.59%	17.34%
Market Price		13.61	17.34

LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, the Russell Midcap Diversified Factor Index, and the Russell Midcap Index from May 11, 2016 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell Midcap Diversified Factor Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell Midcap Diversified Factor Index is an index comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its holdings are selected by the index provider primarily from the constituents of the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 15, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Small Cap Equity ETF*	8.67%
Market Price**	8.79%
Russell 2000 Diversified Factor Index	8.93%
Russell 2000 Index	8.22%

Net Assets as of 4/30/2017	$32,549,071

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 2000 Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small-cap equity securities in the U.S. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the reporting period amid climbing corporate earnings, continued growth in the U.S. economy and rising domestic interest rates. Following the November 8, 2016 election result, U.S. equity indexes reached multiple record closing highs through the end of 2016 and continued higher in the first two months of 2017, bolstered by investor expectations of tax cuts and infrastructure spending under the incoming Trump administration.

U.S. equity prices largely held their ground in March and April 2017 and market volatility remained historically low. Overall,

small cap stocks outperformed both mid cap and large cap stocks and growth stocks outperformed value stocks.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and a performance deviation of -0.26% relative to the Underlying Index for the period November 15, 2016 (Fund’s inception date) to April 30, 2017. Both the Fund and the Underlying Index outperformance the Russell 2000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the health care and oil & gas/industrials sectors were leading contributors to absolute performance. The Fund’s and the Underlying Index’s positions in the consumer goods and basic materials sectors were leading detractors from absolute performance during the reporting period.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest weightings were in the consumer discretionary and industrials sectors and the smallest weightings were in the basic materials and health care sectors.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Sanderson Farms, Inc.	0.7%
2.	Nutrisystem, Inc.	0.7
3.	West Pharmaceutical Services, Inc.	0.7
4.	ALLETE, Inc.	0.7
5.	Rollins, Inc.	0.7
6.	South Jersey Industries, Inc.	0.7
7.	Black Hills Corp.	0.7
8.	Pool Corp.	0.7
9.	Masimo Corp.	0.6
10.	Portland General Electric Co.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	21.3%
Industrials	14.1
Information Technology	13.6
Utilities	11.0
Health Care	10.2
Consumer Staples	9.2
Materials	6.4
Financials	6.1
Real Estate	2.9
Energy	2.2
Telecommunication Services	1.7
Short-Term Investment	1.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $27.12 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $27.16 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s composition is subject to change.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 15, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017 (Unaudited)

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	8.67%
Market Price		8.79

LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the Russell 2000 Diversified Factor Index, and the Russell 2000 Index from November 15, 2016 to April 30, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 2000 Diversified Factor Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell 2000 Diversified Factor Index is comprised of U.S. small cap equity securities selected to represent a diversified set of factor characteristics selected from the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 87.1%
	Brazil — 4.9%
12,850	AES Tiete Energia S.A.	54,330
23,537	Banco Bradesco S.A.	241,744
30,338	Banco do Brasil S.A.	313,316
16,283	Banco Santander Brasil S.A.	140,153
21,030	BB Seguridade Participacoes S.A.	197,443
7,280	BM&F Bovespa S.A. — Bolsa de Valores Mercadorias e Futuros	43,418
20,318	BR Malls Participacoes S.A. (a)	90,514
11,411	BTG Pactual Grupo	66,653
22,546	Centrais Eletricas Brasileiras S.A. (a)	126,437
27,231	Cia de Saneamento Basico do Estado de Sao Paulo	249,828
25,290	Cia Siderurgica Nacional S.A. (a)	61,352
44,260	Cielo S.A.	336,058
9,104	Cosan S.A. Industria e Comercio	105,753
24,347	CPFL Energia S.A.	198,823
24,317	EDP — Energias do Brasil S.A.	103,350
34,095	Embraer S.A.	164,242
16,661	Engie Brasil Energia S.A.	180,465
15,852	Equatorial Energia S.A.	287,169
21,438	Estacio Participacoes S.A.	119,548
9,019	Fibria Celulose S.A. (a)	82,971
31,409	Hypermarcas S.A.	296,966
73,475	JBS S.A.	237,274
26,606	Klabin S.A.	132,190
125,912	Kroton Educacional S.A.	595,831
11,741	Localiza Rent a Car S.A.	174,559
11,162	M Dias Branco S.A.	171,436
151,176	Petroleo Brasileiro S.A. (a)	682,520
3,378	Porto Seguro S.A.	30,576
11,202	Sao Martinho S.A.	62,079
4,725	Smiles S.A.	103,296
9,883	Sul America S.A.	52,870
65,439	TIM Participacoes S.A.	211,942
14,843	Transmissora Alianca de Energia Eletrica S.A.	109,707
54,065	Vale S.A.	463,991
26,688	WEG S.A.	148,657

		6,637,461

	Chile — 1.4%
193,485	AES Gener S.A.	73,503
243,679	Aguas Andinas S.A., Class A	137,772
852,383	Banco de Chile	102,811
1,726	Banco de Credito e Inversiones	95,788
2,199,096	Banco Santander Chile	130,350
93,370	Cencosud S.A.	265,964

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chile — continued
2,320,947	Enel Americas S.A.	459,144
265,064	Enel Generacion Chile S.A.	202,887
27,030	Latam Airlines Group S.A. (a)	341,007
19,820	Parque Arauco S.A.	51,878

		1,861,104

	China — 22.6%
36,000	Agile Property Holdings Ltd.	32,176
639,000	Agricultural Bank of China Ltd., Class H	294,573
128,000	Air China Ltd., Class H	113,172
116,000	Aluminum Corp of China Ltd., Class H (a)	57,012
34,000	Angang Steel Co., Ltd., Class H (a)	22,819
45,000	Anhui Conch Cement Co., Ltd., Class H	157,367
63,000	ANTA Sports Products Ltd.	176,823
176,000	AviChina Industry & Technology Co., Ltd., Class H	117,336
97,500	BAIC Motor Corp., Ltd., Class H (f)	93,821
1,868,000	Bank of China Ltd., Class H	903,576
201,000	Bank of Communications Co., Ltd., Class H	154,553
88,000	BBMG Corp., Class H	47,053
56,000	Beijing Capital International Airport Co., Ltd., Class H	79,001
19,000	Beijing Enterprises Holdings Ltd.	92,743
274,000	Beijing Enterprises Water Group Ltd.	209,691
144,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	43,646
432,000	Belle International Holdings Ltd.	292,689
45,900	BOE Technology Group Co., Ltd., Class A	18,876
200,000	Brilliance China Automotive Holdings Ltd.	335,040
58,000	CAR, Inc. (a)	54,691
688,000	CGN Power Co., Ltd., Class H (f)	207,574
152,000	China Agri-Industries Holdings Ltd. (a)	75,184
54,000	China BlueChemical Ltd.	15,468
236,000	China Cinda Asset Management Co., Ltd., Class H	89,713
207,000	China CITIC Bank Corp., Ltd., Class H	131,035
61,000	China Coal Energy Co., Ltd., Class H (a)	29,610
167,000	China Communications Construction Co., Ltd., Class H	229,302
96,000	China Communications Services Corp., Ltd., Class H	54,631
49,000	China Conch Venture Holdings Ltd.	97,579
2,267,000	China Construction Bank Corp., Class H	1,840,042
112,000	China Eastern Airlines Corp., Ltd., Class H (a)	58,681
81,000	China Everbright Bank Co., Ltd., Class H	37,965
100,000	China Everbright International Ltd.	135,055
20,000	China Everbright Ltd.	45,689

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
87,000	China Evergrande Group	92,794
52,000	China Foods Ltd.	20,029
91,500	China Galaxy Securities Co., Ltd., Class H	83,391
35,000	China Hongqiao Group Ltd.	31,723
155,000	China Huarong Asset Management Co., Ltd., Class H (a) (f)	65,232
122,000	China Jinmao Holdings Group Ltd.	39,461
102,000	China Longyuan Power Group Corp., Ltd., Class H	78,420
35,000	China Machinery Engineering Corp., Class H	26,089
85,000	China Medical System Holdings Ltd.	146,710
94,000	China Merchants Bank Co., Ltd., Class H	243,555
46,000	China Merchants Port Holdings Co., Ltd.	131,430
161,000	China Minsheng Banking Corp., Ltd., Class H	158,401
354,000	China Mobile Ltd.	3,768,904
114,000	China Molybdenum Co., Ltd., Class H	34,705
108,000	China National Building Material Co., Ltd., Class H	71,793
45,000	China National Materials Co., Ltd.	15,766
54,000	China Oilfield Services Ltd., Class H	49,712
94,000	China Overseas Land & Investment Ltd.	272,655
770,000	China Petroleum & Chemical Corp., Class H	625,281
227,000	China Power International Development Ltd.	84,564
71,000	China Railway Construction Corp., Ltd., Class H	99,152
144,000	China Railway Group Ltd., Class H	121,790
58,000	China Railway Signal & Communication Corp. Ltd., Class H (f)	45,291
166,000	China Reinsurance Group Corp., Class H	38,175
72,000	China Resources Cement Holdings Ltd.	39,366
54,000	China Resources Gas Group Ltd.	181,985
64,000	China Resources Land Ltd.	177,346
128,000	China Resources Power Holdings Co., Ltd.	230,453
102,500	China Shenhua Energy Co., Ltd., Class H	238,600
48,000	China Shipping Development Co., Ltd., Class H	26,210
90,000	China South City Holdings Ltd.	17,575
122,000	China Southern Airlines Co., Ltd., Class H	81,098
66,000	China State Construction International Holdings Ltd.	119,597
36,400	China Taiping Insurance Holdings Co., Ltd.	90,627
1,114,000	China Telecom Corp., Ltd., Class H	543,391
148,000	China Traditional Chinese Medicine Holdings Co., Ltd.	86,650
32,500	China Vanke Co., Ltd., Class H	82,355
42,000	China Zhongwang Holdings Ltd.	19,040

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
61,600	Chongqing Changan Automobile Co., Ltd., Class B	81,559
70,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	48,075
22,000	CIMC Enric Holdings Ltd.	12,821
187,000	CITIC Ltd.	271,151
484,000	CNOOC Ltd.	564,633
64,000	COSCO Shipping Ports Ltd.	70,069
169,000	Country Garden Holdings Co., Ltd.	160,728
154,000	CRRC Corp. Ltd.	150,070
298,000	CSPC Pharmaceutical Group Ltd.	413,331
147,500	Dali Foods Group Co., Ltd. (f)	87,058
196,000	Datang International Power Generation Co., Ltd., Class H	58,393
210,000	Dongfeng Motor Group Co., Ltd., Class H	220,569
50,000	ENN Energy Holdings Ltd.	271,044
52,000	Far East Horizon Ltd.	47,834
69,576	Fosun International Ltd.	105,231
36,000	Fuyao Glass Industry Group Co., Ltd., Class H (f)	127,084
379,000	GCL-Poly Energy Holdings Ltd. (a)	45,746
345,000	Geely Automobile Holdings Ltd.	464,837
38,200	GF Securities Co., Ltd., Class H	78,994
223,000	Great Wall Motor Co., Ltd., Class H	241,507
18,500	Greentown China Holdings Ltd. (a)	17,773
194,000	Guangdong Investment Ltd.	300,075
102,000	Guangshen Railway Co., Ltd., Class H	55,299
158,000	Guangzhou Automobile Group Co., Ltd., Class H	245,548
14,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	40,012
23,600	Guangzhou R&F Properties Co., Ltd.	39,723
88,000	Haier Electronics Group Co., Ltd.	204,056
22,000	Haitian International Holdings Ltd.	53,874
84,400	Haitong Securities Co., Ltd., Class H	139,173
178,000	Huadian Fuxin Energy Corp., Ltd., Class H	41,148
110,000	Huadian Power International Corp., Ltd., Class H	46,341
288,000	Huaneng Power International, Inc., Class H	198,518
120,000	Huaneng Renewables Corp., Ltd., Class H	41,889
1,787,000	Industrial & Commercial Bank of China Ltd., Class H	1,164,885
31,100	Inner Mongolia Yitai Coal Co., Ltd., Class B	33,458
46,000	Jiangsu Expressway Co., Ltd., Class H	67,878
35,000	Jiangxi Copper Co., Ltd., Class H	54,522
21,000	Kingboard Chemical Holdings Ltd.	75,633

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
30,500	Kingboard Laminates Holdings Ltd.	36,760
86,000	Kunlun Energy Co., Ltd.	77,609
29,736	KWG Property Holding Ltd.	22,463
39,000	Lee & Man Paper Manufacturing Ltd.	30,537
15,200	Legend Holdings Corp., Class H (f)	45,303
260,000	Lenovo Group Ltd.	166,229
5,000	Livzon Pharmaceutical Group, Inc., Class H	31,510
36,500	Longfor Properties Co., Ltd.	63,157
114,500	Luye Pharma Group Ltd.	69,157
52,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	17,549
108,000	Metallurgical Corp of China Ltd., Class H	39,911
19,700	New China Life Insurance Co., Ltd., Class H	97,307
47,000	Nine Dragons Paper Holdings Ltd.	50,688
210,000	People’s Insurance Co., Group of China Ltd. (The), Class H	86,537
634,000	PetroChina Co., Ltd., Class H	445,437
112,000	PICC Property & Casualty Co., Ltd., Class H	180,041
123,000	Ping An Insurance Group Company of China Ltd., Class H	691,537
45,000	Poly Property Group Co., Ltd. (a)	18,437
13,000	Red Star Macalline Group Corp. Ltd., Class H (f)	13,896
10,000	Shandong Chenming Paper Holdings Ltd., Class H	11,491
120,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	87,448
13,000	Shanghai Bailian Group Co., Ltd., Class B (a)	18,980
106,000	Shanghai Electric Group Co., Ltd., Class H (a)	49,955
27,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	101,789
18,000	Shanghai Industrial Holdings Ltd.	56,946
48,400	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	128,015
26,000	Shenzhen Expressway Co., Ltd., Class H	23,679
30,544	Shenzhen International Holdings Ltd.	51,273
72,829	Shenzhen Investment Ltd.	33,004
39,000	Shenzhou International Group Holdings Ltd.	256,617
29,500	Shimao Property Holdings Ltd.	47,348
291,000	Sino Biopharmaceutical Ltd.	239,139
54,000	Sinofert Holdings Ltd.	7,210
72,000	Sino-Ocean Land Holdings Ltd.	35,123
55,000	Sinopec Engineering Group Co., Ltd., Class H	53,743
104,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	58,114
72,400	Sinopharm Group Co., Ltd., Class H	324,515
71,000	Sinotrans Ltd., Class H	31,907
25,000	Sinotruk Hong Kong Ltd.	17,362

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
45,500	SOHO China Ltd.	24,792
45,000	Sunac China Holdings Ltd.	58,606
25,000	Sunny Optical Technology Group Co., Ltd.	205,417
146,300	Tencent Holdings Ltd.	4,584,067
20,000	Tianhe Chemicals Group Ltd. (a) (f)	—
37,000	TravelSky Technology Ltd., Class H	97,385
36,000	Weichai Power Co., Ltd., Class H	58,333
12,400	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	18,052
58,000	Yanzhou Coal Mining Co., Ltd., Class H	50,139
156,000	Yuexiu Property Co., Ltd.	26,445
54,000	Zhejiang Expressway Co., Ltd., Class H	67,175
45,500	Zhongsheng Group Holdings Ltd.	64,149
18,500	Zhuzhou CSR Times Electric Co., Ltd., Class H	95,104
49,800	Zoomlion Heavy Industry Science and Technology Co., Ltd.	23,595
28,400	ZTE Corp., Class H	54,705

		30,209,728

	Colombia — 0.1%
18,503	Almacenes Exito S.A.	95,849
26,280	Interconexion Electrica S.A. ESP	104,155

		200,004

	Czech Republic — 0.3%
12,809	CEZ A/S	223,489
2,728	Komercni banka A/S	105,696
13,737	Moneta Money Bank AS (f)	44,419
3,947	O2 Czech Republic AS	46,599

		420,203

	Egypt — 0.2%
34,604	Commercial International Bank Egypt SAE GDR	141,675
3,436	ElSewedy Electric Co.	15,199
190,017	Global Telecom Holding SAE (a)	74,112
33,803	Talaat Moustafa Group	15,169
25,238	Telecom Egypt Co.	14,164

		260,319

	Greece — 0.4%
49,130	Alpha Bank AE (a)	104,662
63,602	Eurobank Ergasias S.A. (a)	51,268
8,029	JUMBO S.A.	126,730
2,287	Motor Oil Hellas Corinth Refineries S.A.	38,788
197,136	National Bank of Greece S.A. (a)	61,381
17,536	OPAP S.A.	173,776
203,898	Piraeus Bank S.A. (a)	43,317

		599,922

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hungary — 0.5%
33,353	Magyar Telekom Telecommunications plc	55,776
1,962	MOL Hungarian Oil & Gas plc	147,596
6,764	OTP Bank plc	190,179
11,218	Richter Gedeon Nyrt	271,658

		665,209

	Indonesia — 7.0%
1,152,100	Adaro Energy Tbk PT	153,204
53,000	Astra Agro Lestari Tbk PT	57,259
2,653,500	Astra International Tbk PT	1,778,354
1,038,200	Bank Central Asia Tbk PT	1,380,745
790,500	Bank Mandiri Persero Tbk PT	691,776
625,500	Bank Negara Indonesia Persero Tbk PT	298,678
910,700	Bank Rakyat Indonesia Persero Tbk PT	879,646
60,900	Gudang Garam Tbk PT	302,889
579,900	Indofood Sukses Makmur Tbk PT	363,424
1,374,600	Perusahaan Gas Negara Persero Tbk PT	249,976
290,300	Semen Indonesia Persero Tbk PT	191,849
72,400	Tambang Batubara Bukit Asam Persero Tbk PT	68,650
6,495,000	Telekomunikasi Indonesia Persero Tbk PT	2,142,613
151,000	Unilever Indonesia Tbk PT	504,126
148,600	United Tractors Tbk PT	299,611
178,900	Vale Indonesia Tbk PT (a)	29,717

		9,392,517

	Malaysia — 5.6%
198,100	AirAsia Bhd	152,795
163,000	AMMB Holdings Bhd	205,711
305,200	Bumi Armada Bhd	55,442
479,655	CIMB Group Holdings Bhd	633,856
291,900	Genting Bhd	661,127
373,500	Genting Malaysia Bhd	504,784
52,768	Hong Leong Bank Bhd	167,611
148,025	IOI Properties Group Bhd	70,586
38,000	KLCCP Stapled Group	68,528
70,400	Kuala Lumpur Kepong Bhd	397,652
473,708	Malayan Banking Bhd	1,044,878
258,700	Petronas Chemicals Group Bhd	435,040
262,500	Public Bank Bhd	1,206,367
94,561	RHB Bank Bhd	119,732
457,700	Tenaga Nasional Bhd	1,469,511
103,200	Westports Holdings Bhd	95,132
622,500	YTL Corp. Bhd	210,685

		7,499,437

	Mexico — 2.4%
137,150	Alfa SAB de CV, Class A	188,037
8,059	Banregio Grupo Financiero SAB de CV	46,534

SHARES	SECURITY DESCRIPTION	VALUE($)

	Mexico — continued
619,920	Cemex SAB de CV (a)	570,681
47,355	Controladora Vuela Cia de Aviacion SAB de CV, Class A (a)	59,995
90,459	Fibra Uno Administracion S.A. de CV REIT	157,658
39,423	Gentera SAB de CV	66,280
14,103	Gruma SAB de CV, Class B	188,075
9,818	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	54,532
10,849	Grupo Aeroportuario del Sureste SAB de CV, Class B	205,578
80,036	Grupo Financiero Banorte SAB de CV, Class O	461,886
53,033	Grupo Financiero Santander Mexico SAB de CV, Class B	96,430
159,811	Grupo Mexico SAB de CV	466,990
3,299	Grupo Simec SAB de CV, Class B (a)	12,267
5,481	Industrias CH SAB de CV, Class B (a)	29,435
41,543	Infraestructura Energetica Nova SAB de CV	193,688
24,907	Megacable Holdings SAB de CV	94,427
46,524	Mexichem SAB de CV	127,794
46,798	Nemak SAB de CV (f)	49,221
36,972	OHL Mexico SAB de CV	45,132
9,571	Promotora y Operadora de Infraestructura SAB de CV	101,764

		3,216,404

	Pakistan — 0.1%
19,100	Fauji Fertilizer Co., Ltd.	17,513
16,600	Habib Bank Ltd.	43,671
13,000	National Bank of Pakistan	7,911
19,200	Oil & Gas Development Co., Ltd.	28,283
11,800	Pakistan Petroleum Ltd. (a)	17,876

		115,254

	Peru — 0.1%
7,688	Cia de Minas Buenaventura SAA ADR	92,333

	Philippines — 1.3%
190,250	Aboitiz Equity Ventures, Inc.	292,617
203,100	Aboitiz Power Corp.	172,823
400,400	Alliance Global Group, Inc.	118,611
369,000	DMCI Holdings, Inc.	94,954
962,100	Energy Development Corp.	116,147
3,550	GT Capital Holdings, Inc.	89,558
369,800	LT Group, Inc.	118,123
27,490	Manila Electric Co.	154,052
975,100	Megaworld Corp.	79,250
1,616,400	Metro Pacific Investments Corp.	212,849
107,256	Metropolitan Bank & Trust Co.	181,201

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Philippines — continued
26,830	Semirara Mining and Power Corp., Class A	80,009

		1,710,194

	Poland — 1.5%
3,664	Asseco Poland S.A.	51,571
21,760	Bank Millennium S.A. (a)	38,817
1,032	Bank Zachodni WBK S.A.	94,703
1,784	CCC S.A.	103,174
1,063	Ciech S.A.	21,267
17,310	Enea S.A. (a)	53,168
3,811	Grupa Lotos S.A. (a)	59,369
2,130	Jastrzebska Spolka Weglowa S.A. (a)	42,993
5,691	KGHM Polska Miedz S.A.	180,280
454	mBank S.A. (a)	50,666
58,356	PGE Polska Grupa Energetyczna S.A.	173,332
13,227	Polski Koncern Naftowy Orlen S.A.	395,297
71,840	Polskie Gornictwo Naftowe i Gazownictwo S.A.	122,494
30,953	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	281,813
20,142	Powszechny Zaklad Ubezpieczen S.A.	222,240
19,642	Synthos S.A.	27,280
84,149	Tauron Polska Energia S.A. (a)	71,368

		1,989,832

	Russia — 5.1%
35,860	Aeroflot PJSC (a)	110,707
105,431	Alrosa PAO	181,756
746	Bashneft PJSC	41,580
20,610,819	Federal Grid Co., Unified Energy System PJSC	71,128
446,466	Gazprom OAO (a)	1,072,515
1,977,329	Inter RAO UES PJSC	140,717
19,204	Lukoil PJSC	951,574
61,138	Magnitogorsk Iron & Steel Works OJSC	36,398
5,719	Mechel PJSC (a)	17,798
7,783	MegaFon PJSC GDR	83,200
1,998	MMC Norilsk Nickel PJSC	306,954
78,489	Mobile TeleSystems PJSC	377,661
49,755	Moscow Exchange PJSC (a)	100,604
47,281	Novatek PJSC	577,681
37,834	Novolipetsk Steel PJSC	71,591
4,250	PhosAgro PJSC GDR	62,686
49,065	Rosneft Oil Co., PJSC	273,496
2,401,330	Rosseti PJSC	40,513
7,800,957	RusHydro PJSC	122,678
396,030	Sberbank of Russia PJSC	1,150,292
7,047	Severstal PJSC	96,055

SHARES	SECURITY DESCRIPTION	VALUE($)

	Russia — continued
231,218	Sistema PJSC FC	86,707
300,719	Surgutneftegas OJSC	147,428
59,868	Tatneft PJSC, Class S	396,522
1,120,819	Unipro PJSC	49,614
198,103,957	VTB Bank PJSC	232,178

		6,800,033

	South Africa — 6.7%
4,601	AECI Ltd.	39,948
4,145	African Rainbow Minerals Ltd.	26,202
22,044	Attacq Ltd. (a)	28,042
26,972	AVI Ltd.	197,268
15,254	Barclays Africa Group Ltd.	167,535
10,453	Barloworld Ltd.	94,191
16,621	Bidvest Group Ltd. (The)	198,389
1,872	Capitec Bank Holdings Ltd.	106,886
20,326	Clicks Group Ltd.	204,281
9,563	Coronation Fund Managers Ltd.	45,367
6,755	Exxaro Resources Ltd.	57,467
109,037	FirstRand Ltd.	406,798
16,824	Foschini Group Ltd. (The)	200,873
33,972	Gold Fields Ltd.	111,344
97,726	Growthpoint Properties Ltd. REIT	187,292
15,631	Harmony Gold Mining Co., Ltd.	33,847
8,940	Hyprop Investments Ltd. REIT	82,578
8,178	Imperial Holdings Ltd.	103,432
9,748	Investec Ltd.	73,146
3,124	JSE Ltd.	33,288
73,300	KAP Industrial Holdings Ltd.	51,394
2,383	Kumba Iron Ore Ltd. (a)	30,980
4,219	Liberty Holdings Ltd.	34,020
87,160	Life Healthcare Group Holdings Ltd.	187,609
8,984	Massmart Holdings Ltd.	86,877
36,724	MMI Holdings Ltd.	64,057
4,891	Mondi Ltd.	126,815
31,489	Nampak Ltd. (a)	42,174
7,725	Nedbank Group Ltd.	130,242
2,567	Omnia Holdings Ltd.	30,586
29,268	Pick n Pay Stores Ltd.	139,059
12,222	Pioneer Foods Group Ltd.	150,775
25,116	Rand Merchant Investment Holdings Ltd.	78,858
174,768	Redefine Properties Ltd. REIT	143,847
7,827	Reunert Ltd.	41,448
23,866	RMB Holdings Ltd.	109,458
13,943	Rockcastle Global Real Estate Co., Ltd.	34,399
63,129	Sanlam Ltd.	335,246

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Africa — continued
22,992	Sappi Ltd.	170,748
22,846	Sasol Ltd.	700,112
36,186	Shoprite Holdings Ltd.	567,689
30,166	Sibanye Gold Ltd.	60,617
16,066	SPAR Group Ltd. (The)	216,543
43,325	Standard Bank Group Ltd.	481,106
215,121	Steinhoff International Holdings NV	1,094,342
17,132	Super Group Ltd. (a)	47,138
24,860	Telkom S.A. SOC Ltd.	139,110
13,450	Tiger Brands Ltd.	406,215
9,130	Tongaat Hulett Ltd.	82,426
36,776	Truworths International Ltd.	238,131
42,899	Tsogo Sun Holdings Ltd.	80,816
40,577	Vodacom Group Ltd.	458,919

		8,959,930

	Taiwan — 17.5%
181,000	Acer, Inc. (a)	85,430
403,000	Advanced Semiconductor Engineering, Inc.	505,075
21,000	Advantech Co., Ltd.	169,759
144,000	Asia Cement Corp.	142,176
44,000	Asustek Computer, Inc.	432,273
554,000	AU Optronics Corp.	230,247
46,000	Catcher Technology Co., Ltd.	472,390
393,000	Cathay Financial Holding Co., Ltd.	629,827
280,513	Chang Hwa Commercial Bank Ltd.	162,584
178,000	Cheng Shin Rubber Industry Co., Ltd.	367,339
35,110	Chicony Electronics Co., Ltd.	92,644
249,000	China Airlines Ltd.	77,136
171,000	China Life Insurance Co., Ltd.	159,220
67,000	China Motor Corp.	60,958
682,000	China Steel Corp.	546,565
260,000	Compal Electronics, Inc.	174,051
897,395	CTBC Financial Holding Co., Ltd.	560,392
136,000	Delta Electronics, Inc.	765,509
412,326	E.Sun Financial Holding Co., Ltd.	249,223
61,000	Epistar Corp. (a)	60,581
194,450	Eva Airways Corp.	95,597
31,000	Feng TAY Enterprise Co., Ltd.	119,122
468,863	First Financial Holding Co., Ltd.	285,941
240,000	Formosa Chemicals & Fibre Corp.	737,997
78,000	Formosa Petrochemical Corp.	272,643
269,000	Formosa Plastics Corp.	808,305
69,533	Foxconn Technology Co., Ltd.	211,863
360,000	Fubon Financial Holding Co., Ltd.	563,553
936,490	Hon Hai Precision Industry Co., Ltd.	3,065,284

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
23,000	Hotai Motor Co., Ltd.	265,068
390,153	Hua Nan Financial Holdings Co., Ltd.	218,472
541,000	Innolux Corp.	252,507
190,000	Inventec Corp.	141,284
9,000	Largan Precision Co., Ltd.	1,494,626
134,496	Lite-On Technology Corp.	234,609
534,233	Mega Financial Holding Co., Ltd.	428,881
313,000	Nan Ya Plastics Corp.	753,933
46,737	Nanya Technology Corp.	74,467
35,000	Novatek Microelectronics Corp.	134,499
118,000	Pegatron Corp.	347,519
256,000	Pou Chen Corp.	358,414
165,000	Quanta Computer, Inc.	341,824
28,000	Realtek Semiconductor Corp.	94,689
379,287	Shin Kong Financial Holding Co., Ltd. (a)	101,083
138,165	Siliconware Precision Industries Co., Ltd.	223,902
492,450	SinoPac Financial Holdings Co., Ltd.	150,467
84,200	Synnex Technology International Corp.	91,235
446,841	Taishin Financial Holding Co., Ltd.	184,242
195,702	Taiwan Business Bank	54,079
202,000	Taiwan Cement Corp.	234,950
421,820	Taiwan Cooperative Financial Holding Co., Ltd.	214,572
633,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,077,719
176,000	Teco Electric and Machinery Co., Ltd.	174,299
16,000	TPK Holding Co., Ltd. (a)	57,161
53,000	Vanguard International Semiconductor Corp.	101,081
194,000	Walsin Lihwa Corp.	86,955
165,495	Wistron Corp.	156,243
570,665	Yuanta Financial Holding Co., Ltd.	243,998

		23,396,462

	Thailand — 6.3%
156,200	Advanced Info Service PCL NVDR	789,542
14,500	Bangkok Bank PCL NVDR	75,162
24,600	Bangkok Bank PCL	132,897
45,500	Bangkok Life Assurance PCL NVDR	63,419
386,000	Banpu PCL NVDR	214,282
103,200	Berli Jucker PCL NVDR	129,847
574,700	Charoen Pokphand Foods PCL NVDR	443,865
703,200	CP ALL PCL NVDR	1,240,542
49,600	Delta Electronics Thailand PCL NVDR	131,891
35,100	Electricity Generating PCL NVDR	223,218
55,800	Glow Energy PCL NVDR	132,213
762,400	Home Product Center PCL NVDR	213,798

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
132,700	Indorama Ventures PCL NVDR	140,705
189,200	Intouch Holdings PCL NVDR	292,431
940,100	IRPC PCL NVDR	152,020
544,700	Krung Thai Bank PCL NVDR	311,425
545,600	Land & Houses PCL NVDR	162,340
127,800	PTT Exploration & Production PCL NVDR	358,598
185,000	PTT Global Chemical PCL NVDR	400,436
130,600	PTT PCL NVDR	1,466,141
208,400	Siam Commercial Bank PCL (The) NVDR	938,198
147,300	Thai Airways International PCL NVDR (a)	72,740
93,700	Thai Oil PCL NVDR	211,135
1,883,700	TMB Bank PCL NVDR	124,036

		8,420,881

	Turkey — 1.5%
73,007	Akbank TAS	195,408
1,966	Akcansa Cimento AS	6,802
14,579	Arcelik A/S	97,197
7,827	Aselsan Elektronik Sanayi Ve Ticaret A/S	43,033
69,318	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	57,550
28,811	Enka Insaat ve Sanayi A/S	44,275
56,133	Eregli Demir ve Celik Fabrikalari TAS	102,825
5,822	Ford Otomotiv Sanayi A/S	64,710
29,193	Haci Omer Sabanci Holding A/S	86,946
26,069	KOC Holding A/S	122,519
1,880	Koza Altin Isletmeleri A/S (a)	10,217
24,054	Petkim Petrokimya Holding A/S	33,244
7,285	TAV Havalimanlari Holding A/S	30,342
10,373	Tofas Turk Otomobil Fabrikasi A/S	86,370
5,042	Tupras Turkiye Petrol Rafinerileri A/S	127,007
45,789	Turk Hava Yollari AO (a)	78,093
652	Turk Traktor ve Ziraat Makineleri A/S	14,311
63,207	Turkcell Iletisim Hizmetleri A/S (a)	221,145
75,155	Turkiye Garanti Bankasi A/S	202,877
22,355	Turkiye Halk Bankasi A/S	74,117
48,277	Turkiye Is Bankasi, Class C	95,276
30,814	Turkiye Sinai Kalkinma Bankasi A/S	13,089
51,013	Turkiye Sise ve Cam Fabrikalari A/S	64,038
37,556	Turkiye Vakiflar Bankasi Tao, Class D	64,155
31,093	Yapi ve Kredi Bankasi A/S (a)	37,718

		1,973,264

	United Arab Emirates —1.6%
136,849	Abu Dhabi Commercial Bank PJSC	257,824
129,648	Air Arabia PJSC	36,704

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Arab Emirates — continued
99,795	Aldar Properties PJSC	58,096
7,631	DP World Ltd. (a)	155,978
152,492	Dubai Investments PJSC	87,775
183,407	Dubai Islamic Bank PJSC	293,111
66,094	Emaar Malls PJSC	46,255
125,283	Emaar Properties PJSC	244,657
145,631	Emirates Telecommunications Group Co., PJSC	691,876
94,076	National Bank of Abu Dhabi PJSC	281,741

		2,154,017

	Total Common Stocks (Cost $110,455,362)	116,574,508

Exchange Traded Fund — 7.5%
	India — 7.5%
313,294	iShares MSCI India ETF	10,050,472

	Total Exchange Traded Fund (Cost $9,121,544)	10,050,472

Preferred Stocks — 4.9%
	Brazil — 4.3%
98,620	Banco Bradesco S.A.	1,037,140
6,101	Braskem S.A.	65,565
17,707	Centrais Eletricas Brasileiras S.A. (a)	125,241
11,987	Cia Brasileira de Distribuicao	271,308
1,870	Cia de Gas de Sao Paulo — COMGAS, Class A	28,162
2,806	Cia de Transmissao de Energia Eletrica Paulista	54,775
58,501	Cia Energetica de Minas Gerais	162,930
8,073	Cia Paranaense de Energia	74,421
35,381	Gerdau S.A.	109,129
114,774	Itau Unibanco Holding S.A.	1,418,923
136,580	Itausa — Investimentos Itau S.A.	423,417
175,616	Petroleo Brasileiro S.A.(a)	768,515
11,889	Suzano Papel e Celulose S.A., Class A	49,930
31,224	Telefonica Brasil S.A.	463,926
18,036	Usinas Siderurgicas de Minas Gerais S.A. (a)	24,207
79,706	Vale S.A.	657,426

		5,735,015

	Chile — 0.1%
3,693	Sociedad Quimica y Minera de Chile S.A., Class B	130,754

	Colombia — 0.2%
15,975	Bancolombia S.A.	155,949
136,290	Grupo Aval Acciones y Valores S.A.	53,969

		209,918

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Russia — 0.3%
324,151	Surgutneftegas OJSC	173,695
67	Transneft PJSC	226,806

		400,501

	Total Preferred Stocks (Cost $5,950,451)	6,476,188

NUMBER OF RIGHTS
Rights — 0.0% (e)
	Brazil — 0.0% (e)
40	Cia de Gas de Sao Paulo — COMGAS (a)	17

	China — 0.0%
402	Bank of Communications Co., Ltd. (a)	—
1,222	China Everbright International Ltd. (a)	—

		—

	Taiwan — 0.0% (e)
24,337	E.Sun Financial Holding Co., Ltd. (a)	2,622

	Total Rights (Cost $—)	2,639

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
306,676	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (b) (d) (Cost $306,676)	306,676

	Total Investments —99.7% (Cost $125,834,033)	133,410,483
	Other Assets in Excess of Liabilities — 0.3%	389,730

	NET ASSETS — 100.0%	$133,800,213

Percentages indicated are based on net assets.
Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.2%
Oil, Gas & Consumable Fuels	8.9
Exchange Traded Fund	7.5
Electronic Equipment, Instruments & Components	4.8
Wireless Telecommunication Services	4.8
Semiconductors & Semiconductor Equipment	4.5
Internet Software & Services	3.4
Electric Utilities	3.2
Diversified Telecommunication Services	3.1
Metals & Mining	3.0
Chemicals	2.9
Automobiles	2.8
Insurance	2.4
Food & Staples Retailing	2.3
Technology Hardware, Storage & Peripherals	2.3
Food Products	2.2
Independent Power and Renewable Electricity Producers	1.7
Real Estate Management & Development	1.6
Industrial Conglomerates	1.5
Pharmaceuticals	1.3
Diversified Financial Services	1.1
Construction Materials	1.1
Hotels, Restaurants & Leisure	1.1
Household Durables	1.0
Others (each less than 1.0%)	12.3

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 93.9%
	Exchange Traded Fund —93.9%
488,236	JPMorgan Diversified Return Europe Equity ETF (b)	26,584,450

	Total Exchange Traded Fund (Cost $25,242,984)	26,584,450

	Total Investments — 93.9% (Cost $25,242,984)	26,584,450
	Other Assets in Excess of Liabilities — 6.1%	1,716,489

	NET ASSETS — 100.0%	$28,300,939

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	FTSE 100 Index	06/16/17	USD	376,520	(5,357)
24	DJ Euro Stoxx 50 Index	06/16/17	USD	897,000	20,401

	Total Long Futures Outstanding				15,044

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,224,465	CHF	Goldman Sachs	05/03/2017	3,238,567	3,241,331	2,764
84,454	CHF	Goldman Sachs	06/06/2017	85,155	85,088	(67)
4,983,206	DKK	Goldman Sachs	05/03/2017	728,971	729,904	933
13,761,460	EUR	Goldman Sachs	05/03/2017	14,971,127	14,992,741	21,614
349,291	EUR	Goldman Sachs	06/06/2017	381,240	381,222	(18)
5,665,019	GBP	Goldman Sachs	05/03/2017	7,316,319	7,337,994	21,675
144,805	GBP	Goldman Sachs	06/06/2017	187,883	187,756	(127)
6,344,910	NOK	Goldman Sachs	05/03/2017	740,636	739,013	(1,623)
16,212,473	SEK	Goldman Sachs	05/03/2017	1,828,378	1,830,710	2,332
351,398	SEK	Goldman Sachs	06/07/2017	39,739	39,755	16
				29,518,015	29,565,514	47,499

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,224,465	CHF	Goldman Sachs	05/03/2017	3,226,734	3,241,331	(14,597)
3,143,336	CHF	Goldman Sachs	06/06/2017	3,164,156	3,166,902	(2,746)
4,983,206	DKK	Goldman Sachs	05/03/2017	717,715	729,904	(12,189)
5,052,399	DKK	Goldman Sachs	06/06/2017	741,038	741,358	(320)
13,761,460	EUR	Goldman Sachs	05/03/2017	14,738,858	14,992,743	(253,885)
13,240,865	EUR	Goldman Sachs	06/06/2017	14,441,918	14,451,297	(9,379)
5,665,019	GBP	Goldman Sachs	05/03/2017	7,089,893	7,337,994	(248,101)
5,329,202	GBP	Goldman Sachs	06/06/2017	6,900,918	6,909,924	(9,006)
6,344,910	NOK	Goldman Sachs	05/03/2017	738,951	739,013	(62)
6,003,755	NOK	Goldman Sachs	06/06/2017	701,103	699,581	1,522
16,212,474	SEK	Goldman Sachs	05/03/2017	1,818,308	1,830,710	(12,402)
13,268,150	SEK	Goldman Sachs	06/07/2017	1,501,007	1,501,090	(83)
				55,780,599	56,341,847	(561,248)

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Austria — 1.1%
1,620	ANDRITZ AG	89,516
8,037	OMV AG	370,194
5,790	voestalpine AG	241,382

		701,092

	Belgium — 1.7%
3,960	bpost S.A.	94,913
3,294	Colruyt S.A.	169,266
993	Groupe Bruxelles Lambert S.A.	95,247
10,349	Proximus SADP	316,513
1,830	Solvay S.A.	232,760
3,921	Umicore S.A.	229,721

		1,138,420

	Denmark — 2.7%
2,352	Chr. Hansen Holding A/S	158,464
2,006	Danske Bank A/S	72,935
2,935	DSV A/S	163,437
2,883	ISS A/S	119,587
14,144	Novo Nordisk A/S, Class B	550,723
9,806	TDC A/S	52,604
3,914	Tryg A/S	75,097
5,903	Vestas Wind Systems A/S	507,933
3,235	William Demant Holding A/S (a)	74,042

		1,774,822

	Finland — 4.5%
4,970	Elisa OYJ	169,015
21,074	Fortum OYJ	306,422
3,420	Kesko OYJ, Class B	160,175
4,677	Kone OYJ, Class B	214,078
4,010	Metso OYJ	143,614
13,679	Neste OYJ	557,409
2,868	Orion OYJ, Class B	164,364
6,971	Sampo OYJ, Class A	333,615
20,706	Stora Enso OYJ, Class R	245,737
14,379	UPM-Kymmene OYJ	378,839
4,454	Wartsila OYJ Abp	270,868

		2,944,136

	France — 13.4%
773	Aeroports de Paris	103,107
1,762	Air Liquide S.A.	212,297
1,947	Arkema S.A.	206,155
4,772	Atos SE	625,063
3,286	AXA S.A.	87,671
1,447	BNP Paribas S.A.	102,125
2,600	Bouygues S.A.	109,288

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
2,432	Bureau Veritas S.A.	56,350
9,260	Capital Gemini S.A.	927,130
5,909	Carrefour S.A.	139,164
905	Casino Guichard Perrachon S.A.	54,503
727	Christian Dior SE	199,391
1,717	Cie Generale des Etablissements Michelin	224,586
4,760	CNP Assurances	99,431
4,602	Credit Agricole S.A.	68,450
2,450	Danone S.A.	171,466
3,830	Dassault Systemes SE	341,716
1,610	Eiffage S.A.	136,375
293	Essilor International S.A.	37,971
281	Eurazeo S.A.	19,046
915	Fonciere Des Regions REIT	81,663
534	Gecina S.A. REIT	75,950
145	Hermes International	69,320
1,044	Imerys S.A.	89,817
1,510	Ingenico Group S.A.	136,726
141	Klepierre REIT	5,534
4,382	Lagardere SCA	134,135
2,521	Legrand S.A.	163,187
754	L’Oreal S.A.	150,159
978	LVMH Moet Hennessy Louis Vuitton SE	241,438
6,054	Natixis S.A.	42,131
33,654	Orange S.A.	520,875
3,800	Publicis Groupe S.A.	274,345
1,961	Renault S.A.	182,866
3,421	Sanofi	323,264
1,286	Schneider Electric SE	101,859
2,191	SCOR SE	86,669
908	Societe BIC S.A.	102,039
1,785	Societe Generale S.A.	97,876
2,396	Sodexo S.A.	304,512
1,578	Thales S.A.	165,858
13,116	TOTAL S.A.	673,287
322	Unibail-Rodamco SE REIT	79,065
5,786	Valeo S.A.	416,361
1,599	Vinci S.A.	136,297
7,865	Vivendi S.A.	156,004

		8,732,522

	Germany — 13.4%
1,017	adidas AG	203,897
479	Allianz SE	91,191
1,849	Axel Springer SE	103,742
6,588	BASF SE	641,797

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,687	Bayer AG	208,738
2,134	Bayerische Motoren Werke AG	203,886
796	Continental AG	178,302
2,000	Covestro AG (f)	155,863
2,839	Daimler AG	211,546
954	Deutsche Boerse AG	93,377
13,870	Deutsche Lufthansa AG	239,289
3,512	Deutsche Post AG	126,235
41,238	Deutsche Telekom AG	723,348
3,099	Deutsche Wohnen AG	105,966
5,751	Evonik Industries AG	192,026
953	Fielmann AG	72,856
1,682	Fraport AG Frankfurt Airport Services Worldwide	132,329
4,263	Fresenius Medical Care AG & Co., KGaA	378,424
6,919	Fresenius SE & Co., KGaA	561,341
948	Hannover Rueck SE	113,726
1,051	HOCHTIEF AG	189,278
1,380	HUGO BOSS AG	104,940
45,859	Infineon Technologies AG	947,886
8,203	K+S AG	195,710
554	MAN SE	58,207
1,063	MTU Aero Engines AG	152,471
399	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	76,496
1,964	OSRAM Licht AG	131,567
3,622	ProSiebenSat.1 Media SE	153,753
16,329	SAP SE	1,635,613
1,004	Siemens AG	144,017
2,231	Talanx AG	80,422
22,306	Telefonica Deutschland Holding AG	108,156
3,493	TUI AG	50,817
167	Vonovia SE	6,046

		8,773,258

	Ireland — 0.4%
1,263	DCC plc	116,621
1,210	Ryanair Holdings plc ADR (a)	111,235
1,535	Smurfit Kappa Group plc	41,116

		268,972

	Italy — 2.4%
4,474	Atlantia SpA	113,457
26,347	Enel SpA	125,259
10,735	Eni SpA	166,511
8,439	Mediobanca SpA	81,154
2,801	Recordati SpA	103,769
91,679	Snam SpA	405,045

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
92,790	Terna Rete Elettrica Nazionale SpA	467,832
38,142	UnipolSai Assicurazioni SpA	87,616

		1,550,643

	Luxembourg — 0.4%
1,205	RTL Group S.A.	93,394
6,512	SES S.A., Class A	142,330

		235,724

	Netherlands — 5.1%
2,877	Akzo Nobel NV	251,629
5,761	ASML Holding NV	761,774
2,142	Boskalis Westminster	78,789
1,614	Heineken Holding NV	135,260
1,484	Heineken NV	132,363
4,846	ING Groep NV	78,988
13,542	Koninklijke Ahold Delhaize NV	280,526
3,396	Koninklijke DSM NV	243,012
3,188	Koninklijke Philips NV	110,090
2,567	NN Group NV	85,108
211	Randstad Holding NV	12,579
18,653	RELX NV	360,447
14,689	STMicroelectronics NV	235,890
5,305	Unilever NV	277,905
6,853	Wolters Kluwer NV	290,802

		3,335,162

	Norway — 2.5%
1,559	Aker BP ASA	26,396
10,011	DNB ASA	156,235
4,873	Gjensidige Forsikring ASA	74,862
12,266	Marine Harvest ASA	204,083
19,306	Norsk Hydro ASA	110,018
16,007	Orkla ASA	145,230
15,752	Statoil ASA	259,418
28,773	Telenor ASA	464,788
6,052	Yara International ASA	225,043

		1,666,073

	Portugal — 1.1%
107,691	EDP — Energias de Portugal S.A.	355,405
18,154	Galp Energia SGPS S.A.	282,131
3,995	Jeronimo Martins SGPS S.A.	73,312

		710,848

	Spain — 8.3%
7,435	Abertis Infraestructuras S.A.	130,705
1,239	Acciona S.A.	102,218

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
926	Acerinox S.A.	12,900
3,250	ACS Actividades de Construccion y Servicios S.A.	120,415
680	Aena S.A. (f)	119,893
3,207	Amadeus IT Group S.A., Class A	173,080
8,199	Banco Santander S.A.	53,432
9,857	Distribuidora Internacional de Alimentacion S.A.	58,608
14,560	Enagas S.A.	382,601
20,820	Endesa S.A.	490,377
11,734	Gamesa Corp. Tecnologica S.A.	253,064
18,333	Gas Natural SDG S.A.	414,281
9,905	Grifols S.A.	265,858
188,847	Iberdrola S.A.	1,357,578
14,006	International Consolidated Airlines Group S.A.	101,546
21,223	Mapfre S.A.	74,027
2,165	Mediaset Espana Comunicacion S.A.	29,826
5,853	Merlin Properties Socimi S.A. REIT	69,215
18,976	Red Electrica Corp. S.A.	369,826
18,365	Repsol S.A.	289,861
47,210	Telefonica S.A.	522,141

		5,391,452

	Sweden — 5.5%
4,600	Alfa Laval AB	94,262
6,031	Atlas Copco AB, Class A	225,288
6,721	Boliden AB	192,007
5,391	Hennes & Mauritz AB, Class B	133,484
8,244	Hexagon AB, Class B	358,786
6,528	Husqvarna AB, Class B	64,895
1,070	ICA Gruppen AB	36,515
1,188	Industrivarden AB, Class C	27,627
2,491	Investor AB, Class B	113,817
17,934	Nordea Bank AB	220,567
8,747	Securitas AB, Class B	144,574
8,035	Skandinaviska Enskilda Banken AB, Class A	92,526
6,819	Skanska AB, Class B	162,985
4,991	SKF AB, Class B	109,528
15,919	Svenska Handelsbanken AB, Class A	225,858
13,716	Swedbank AB, Class A	325,070
30,177	Tele2 AB, Class B	303,692
140,297	Telia Co., AB	571,197
5,931	Trelleborg AB, Class B	139,278
3,595	Volvo AB, Class B	58,709

		3,600,665

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — 11.5%
5,186	ABB Ltd.	127,079
3	Actelion Ltd. (a)	849
1,233	Adecco Group AG	91,614
755	Baloise Holding AG	110,710
91	Banque Cantonale Vaudoise	65,929
10,595	Clariant AG	214,567
235	DKSH Holding AG	18,929
370	EMS-Chemie Holding AG	231,847
111	Flughafen Zuerich AG	24,462
655	Geberit AG	298,358
119	Givaudan S.A.	229,279
131	Helvetia Holding AG	72,744
734	Kuehne & Nagel International AG	111,007
1,559	Lonza Group AG	318,987
6,175	Nestle S.A.	475,602
15,898	Novartis AG	1,223,909
823	Pargesa Holding S.A.	61,534
183	Partners Group Holding AG	110,625
795	PSP Swiss Property AG	71,276
4,154	Roche Holding AG	1,086,954
904	Schindler Holding AG	184,724
83	SGS S.A.	186,900
22	Sika AG	140,412
2,173	Sonova Holding AG	321,320
629	Swiss Life Holding AG	204,701
1,072	Swiss Prime Site AG	92,935
918	Swiss Re AG	79,847
2,190	Swisscom AG	955,020
559	Syngenta AG	259,786
820	Temenos Group AG	70,976
296	Zurich Insurance Group AG	81,915

		7,524,797

	United Kingdom — 24.5%
11,355	3i Group plc	116,696
3,379	Admiral Group plc	87,992
5,100	AstraZeneca plc	305,437
14,091	BAE Systems plc	114,447
1,710	Bellway plc	63,023
4,749	Berkeley Group Holdings plc	200,301
85,009	BP plc	486,645
13,807	British American Tobacco plc	932,849
8,545	Bunzl plc	266,383
3,901	Burberry Group plc	81,524
2,061	Carnival plc	127,025
50,558	Centrica plc	129,553

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
25,940	Compass Group plc	523,751
3,184	Croda International plc	155,199
7,314	Daily Mail & General Trust plc, Class A	67,780
6,123	Diageo plc	178,224
13,859	Direct Line Insurance Group plc	62,627
15,422	DS Smith plc	86,224
7,385	easyJet plc	111,708
56,140	GlaxoSmithKline plc	1,129,981
5,557	Experian plc	119,547
9,876	Hammerson plc REIT	75,140
10,392	HSBC Holdings plc	85,696
5,950	IMI plc	98,543
6,553	Inchcape plc	72,493
8,733	Informa plc	72,612
7,438	Inmarsat plc	78,664
16,409	Intu Properties plc REIT	58,607
58,701	ITV plc	159,645
42,270	J Sainsbury plc	150,712
18,114	John Wood Group plc	178,063
4,320	Johnson Matthey plc	166,638
48,986	Kingfisher plc	216,712
35,215	Legal & General Group plc	112,233
49,814	Marks & Spencer Group plc	236,425
10,188	Meggitt plc	61,012
7,527	Micro Focus International plc	252,192
9,613	Mondi plc	248,703
59,158	National Grid plc	765,995
6,074	Next plc	338,588
51,414	Old Mutual plc	129,131
2,278	Pennon Group plc	25,272
1,552	Polymetal International plc	20,400
6,310	Reckitt Benckiser Group plc	581,389
17,390	RELX plc	352,578
23,006	Rentokil Initial plc	74,173
521	Rio Tinto plc	20,554

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
30,255	Royal Dutch Shell plc, Class B	804,996
14,167	Royal Mail plc	73,875
47,382	Sage Group plc (The)	411,282
17,019	Segro plc REIT	107,049
8,430	Severn Trent plc	253,768
24,466	Smith & Nephew plc	401,957
6,248	Smiths Group plc	132,823
19,705	SSE plc	354,974
12,486	Tate & Lyle plc	122,447
16,934	Unilever plc	871,228
20,061	United Utilities Group plc	252,814
465,966	Vodafone Group plc	1,200,164
5,038	Whitbread plc	263,221
48,358	William Hill plc	183,734
50,838	Wm Morrison Supermarkets plc	157,924
1,409	Wolseley plc	89,552
16,275	WPP plc	348,506

		16,009,400

	Total Common Stocks (Cost $59,191,098)	64,357,986

Preferred Stocks — 0.9%
	Germany — 0.9%
2,682	FUCHS PETROLUB SE	138,336
3,225	Henkel AG & Co., KGaA	438,806

	Total Preferred Stocks (Cost $479,165)	577,142

	Total Investments — 99.4% (Cost $59,670,263)	64,935,128
	Other Assets in Excess of Liabilities — 0.6%	388,813

	NET ASSETS — 100.0%	$65,323,941

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.8
Diversified Telecommunication Services	6.8
Electric Utilities	6.1
Chemicals	5.9
Software	4.2
Insurance	3.4
Semiconductors & Semiconductor Equipment	3.1
IT Services	2.7
Banks	2.5
Media	2.5
Machinery	2.4
Wireless Telecommunication Services	2.3
Hotels, Restaurants & Leisure	2.2
Electrical Equipment	2.0
Food & Staples Retailing	1.9
Personal Products	1.8
Professional Services	1.7
Food Products	1.7
Household Products	1.6
Health Care Providers & Services	1.5
Construction & Engineering	1.4
Tobacco	1.4
Auto Components	1.4
Multi-Utilities	1.4
Paper & Forest Products	1.3
Health Care Equipment & Supplies	1.3
Energy Equipment & Services	1.3
Metals & Mining	1.2
Textiles, Apparel & Luxury Goods	1.1
Others (each less than 1.0%)	16.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 8.3%
13,245	AGL Energy Ltd.	265,176
11,443	Amcor Ltd.	134,550
8,398	Ansell Ltd.	149,493
23,194	APA Group	159,067
4,253	ASX Ltd.	161,230
44,563	Aurizon Holdings Ltd.	171,842
37,984	Boral Ltd.	175,089
13,529	Brambles Ltd.	104,689
6,586	Caltex Australia Ltd.	147,008
3,012	CIMIC Group Ltd.	83,471
1,945	Cochlear Ltd.	203,603
3,512	CSL Ltd.	348,250
33,981	CSR Ltd.	124,605
28,958	Dexus Property Group REIT	221,122
21,424	DUET Group	48,411
3,651	Flight Centre Travel Group Ltd.	85,878
48,249	GPT Group (The) REIT	189,526
31,318	Harvey Norman Holdings Ltd.	98,233
80,433	Healthscope Ltd.	132,838
31,076	Incitec Pivot Ltd.	88,043
106,680	Mirvac Group REIT	181,196
4,667	Orica Ltd.	64,659
47,668	Origin Energy Ltd. (a)	256,515
47,589	Qantas Airways Ltd.	150,851
4,161	Ramsay Health Care Ltd.	223,121
72,063	Scentre Group REIT	232,512
11,742	Sonic Healthcare Ltd.	194,111
37,630	Star Entertainment Group Ltd. (The)	156,738
44,722	Sydney Airport	230,984
48,841	Tabcorp Holdings Ltd.	173,521
43,830	Tatts Group Ltd.	141,002
67,797	Telstra Corp., Ltd.	214,209
30,569	Transurban Group	279,275
9,403	Wesfarmers Ltd.	302,678
10,467	WorleyParsons Ltd. (a)	88,414

		5,981,910

	Austria — 0.3%
4,916	OMV AG	226,437

	Belgium — 0.8%
736	Ageas	30,136
2,250	Colruyt S.A.	115,619
1,202	Groupe Bruxelles Lambert S.A.	115,294
4,906	Proximus SADP	150,045
660	Solvay S.A.	83,946

SHARES	SECURITY DESCRIPTION	VALUE($)

	Belgium — continued
1,096	UCB S.A.	85,542

		580,582

	Canada — 3.1%
1,692	Agrium, Inc.	158,807
2,697	ARC Resources Ltd.	35,406
4,149	BCE, Inc.	188,902
1,525	Canadian Tire Corp., Ltd., Class A	186,121
2,459	Fortis, Inc.	80,018
7,170	Husky Energy, Inc. (a)	82,780
4,568	Imperial Oil Ltd.	132,885
5,184	Inter Pipeline Ltd.	105,613
2,071	Loblaw Cos., Ltd.	116,230
5,947	Metro, Inc., Class A	203,803
4,712	RioCan REIT	89,507
4,400	Rogers Communications, Inc., Class B	201,748
7,003	Shaw Communications, Inc., Class B	148,468
2,657	Suncor Energy Inc.	83,269
5,174	TELUS Corp.	172,157
1,517	Tourmaline Oil Corp. (a)	29,805
4,568	TransCanada Corp.	212,095

		2,227,614

	Denmark — 0.7%
837	Carlsberg A/S, Class B	83,518
2,133	Chr. Hansen Holding A/S	143,709
1,168	DONG Energy A/S (f)	45,992
879	DSV A/S	48,948
1,219	H Lundbeck A/S	62,529
25,995	TDC A/S	139,449

		524,145

	Finland — 0.8%
9,132	Fortum OYJ	132,782
4,929	Neste OYJ	200,853
1,237	Sampo OYJ, Class A	59,200
7,448	Stora Enso OYJ, Class R	88,392
4,107	UPM-Kymmene OYJ	108,206

		589,433

	France — 4.4%
1,489	Alstom S.A. (a)	47,261
1,466	Arkema S.A.	155,225
1,785	Atos SE	233,809
2,026	Capital Gemini S.A.	202,847
2,262	Casino Guichard Perrachon S.A.	136,228
621	Christian Dior SE	170,318

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	France — continued
1,790	Danone S.A.	125,275
2,422	Dassault Systemes SE	216,093
1,123	Eiffage S.A.	95,124
4,149	Eutelsat Communications S.A.	98,163
1,217	Faurecia	59,479
467	Iliad S.A.	113,352
503	Ingenico Group S.A.	45,545
2,719	Lagardere SCA	83,230
9,235	Orange S.A.	142,933
884	Pernod Ricard S.A.	110,634
1,565	Publicis Groupe S.A.	112,987
1,991	SCOR SE	78,758
1,335	Sodexo S.A.	169,668
2,049	Thales S.A.	215,363
2,847	TOTAL S.A.	146,146
2,843	Valeo S.A.	204,583
899	Vinci S.A.	76,630
5,386	Vivendi S.A.	106,833

		3,146,484

	Germany — 2.9%
675	BASF SE	65,758
1,490	Beiersdorf AG	148,183
1,414	Covestro AG (f)	110,195
4,639	Deutsche Lufthansa AG	80,033
8,462	Deutsche Telekom AG	148,430
4,347	Evonik Industries AG	145,147
1,785	Fraport AG Frankfurt Airport Services Worldwide	140,432
1,996	Fresenius Medical Care AG & Co., KGaA	177,184
2,663	Fresenius SE & Co., KGaA	216,050
1,659	Hannover Rueck SE	199,021
11,651	Infineon Technologies AG	240,821
1,559	Merck KGaA	183,139
1,871	SAP SE	187,411
314	United Internet AG	14,452

		2,056,256

	Hong Kong — 3.8%
2,900	ASM Pacific Technology Ltd.	43,174
43,000	Cathay Pacific Airways Ltd.	61,887
20,000	Cheung Kong Infrastructure Holdings Ltd.	175,093
23,760	CK Hutchison Holdings Ltd.	296,698
23,000	CLP Holdings Ltd.	242,563
12,300	Hang Seng Bank Ltd.	249,148
108,770	Hong Kong & China Gas Co., Ltd.	217,309
9,000	Johnson Electric Holdings Ltd.	27,677

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
32,500	Link REIT	233,609
39,500	MTR Corp., Ltd.	227,250
99,000	New World Development Co., Ltd.	123,107
178,000	PCCW Ltd.	100,494
23,000	Power Assets Holdings Ltd.	206,864
159,700	Semiconductor Manufacturing International Corp. (a)	201,741
15,000	Swire Pacific Ltd., Class A	144,643
120,000	Xinyi Glass Holdings Ltd.	106,336
220,000	Xinyi Solar Holdings Ltd.	68,661

		2,726,254

	Israel — 0.3%
2,132	Check Point Software Technologies Ltd. (a)	221,749

	Italy — 0.7%
1,653	Buzzi Unicem SpA	42,476
23,810	Italgas SpA (a)	107,636
2,192	Recordati SpA	81,207
35,410	Snam SpA	156,444
30,446	Terna Rete Elettrica Nazionale SpA	153,504

		541,267

	Japan — 22.4%
2,000	Aisin Seiki Co., Ltd.	97,954
71,000	ANA Holdings, Inc.	213,871
57,000	Aozora Bank Ltd.	207,692
11,400	Brother Industries Ltd.	234,562
7,500	Canon, Inc.	248,910
4,000	Capcom Co., Ltd.	86,279
900	Central Japan Railway Co.	150,938
11,700	Chubu Electric Power Co., Inc.	157,095
11,900	Chugoku Electric Power Co., Inc. (The)	129,727
1,900	COMSYS Holdings Corp.	36,144
7,000	Cosmo Energy Holdings Co., Ltd.	110,877
5,200	Credit Saison Co., Ltd.	94,752
6,000	Dai Nippon Printing Co., Ltd.	66,796
700	Daicel Corp.	8,036
9,800	Daiichi Sankyo Co., Ltd.	217,794
1,000	Daito Trust Construction Co., Ltd.	147,153
3,900	DIC Corp.	138,827
9,000	Dowa Holdings Co., Ltd.	67,002
4,100	Ebara Corp.	124,902
5,900	Electric Power Development Co., Ltd.	136,870
2,600	FamilyMart UNY Holdings Co., Ltd.	146,970
29,000	Fuji Electric Co., Ltd.	158,957
5,500	FUJIFILM Holdings Corp.	204,131
25,400	Fujikura Ltd.	190,957

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
11,000	Fujitsu Ltd.	68,666
4,000	Fukuoka Financial Group, Inc.	18,248
3,600	Hankyu Hanshin Holdings, Inc.	118,920
2,100	Hikari Tsushin, Inc.	201,690
3,400	Hitachi High-Technologies Corp.	135,725
1,700	Hitachi Kokusai Electric, Inc.	38,127
10,300	Hokkaido Electric Power Co., Inc.	74,771
9,900	Hokuriku Electric Power Co.	91,502
7,200	Idemitsu Kosan Co., Ltd.	230,198
19,900	Inpex Corp.	190,690
15,200	ITOCHU Corp.	215,080
5,400	Japan Airlines Co., Ltd.	170,539
3,900	Japan Petroleum Exploration Co., Ltd.	85,270
91,200	JX Holdings, Inc.	411,497
19,000	Kaneka Corp.	149,812
14,100	Kansai Electric Power Co., Inc. (The)	190,550
73,000	Kawasaki Kisen Kaisha Ltd.	191,941
8,600	KDDI Corp.	228,021
5,500	Keisei Electric Railway Co., Ltd.	130,896
3,400	Konami Holdings Corp.	141,533
5,500	Konica Minolta, Inc.	48,689
13,600	Kuraray Co., Ltd.	219,492
3,600	Kyowa Hakko Kirin Co., Ltd.	61,851
7,300	Kyushu Electric Power Co., Inc.	78,744
500	Lawson, Inc.	33,175
33,000	Marubeni Corp.	203,403
10,300	Mitsubishi Tanabe Pharma Corp.	209,223
118,700	Mizuho Financial Group, Inc.	216,975
2,000	Mochida Pharmaceutical Co., Ltd.	150,921
7,000	NH Foods Ltd.	199,521
2,000	Nihon M&A Center, Inc.	68,306
6,000	Nikon Corp.	85,652
9,000	Nippon Kayaku Co., Ltd.	122,966
7,300	Nippon Paper Industries Co., Ltd.	138,013
2,100	Nippon Shokubai Co., Ltd.	141,067
5,000	Nippon Telegraph & Telephone Corp.	214,278
12,300	Nipro Corp.	186,633
14,800	Nissan Motor Co., Ltd.	140,979
4,800	Nisshin Steel Co., Ltd.	58,623
1,900	Nissin Foods Holdings Co., Ltd.	108,798
8,200	Nomura Real Estate Holdings, Inc.	138,697
2,900	Nomura Research Institute Ltd.	100,981
4,000	NTT Data Corp.	185,739
9,200	NTT DOCOMO, Inc.	222,613
6,000	Oji Holdings Corp.	29,040
50,000	Osaka Gas Co., Ltd.	187,161

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
2,600	Otsuka Corp.	139,269
4,600	Otsuka Holdings Co., Ltd.	211,871
3,400	Park24 Co., Ltd.	87,726
38,300	Resona Holdings, Inc.	212,917
9,500	Ricoh Co., Ltd.	79,186
2,700	Sankyo Co., Ltd.	94,163
2,100	Sawai Pharmaceutical Co., Ltd.	114,755
2,500	SBI Holdings, Inc.	34,680
2,800	SCREEN Holdings Co., Ltd.	203,382
2,600	SCSK Corp.	104,670
3,300	Sega Sammy Holdings, Inc.	44,307
10,300	Sekisui Chemical Co., Ltd.	172,871
12,500	Sekisui House Ltd.	207,648
4,300	Seven Bank Ltd.	14,442
1,500	Shimamura Co., Ltd.	205,293
6,000	Shimizu Corp.	57,540
7,000	Showa Denko K.K.	133,700
18,100	Showa Shell Sekiyu K.K.	174,806
3,200	SoftBank Group Corp.	242,729
68,200	Sojitz Corp.	173,384
5,600	Square Enix Holdings Co., Ltd.	161,237
5,500	Sumitomo Dainippon Pharma Co., Ltd.	90,327
33,000	Sumitomo Osaka Cement Co., Ltd.	143,223
3,500	Suzuken Co., Ltd.	115,818
11,000	Taisei Corp.	83,879
1,200	Taisho Pharmaceutical Holdings Co., Ltd.	98,737
8,000	Takashimaya Co., Ltd.	73,664
1,000	Takeda Pharmaceutical Co., Ltd.	47,974
6,000	Teijin Ltd.	116,252
2,500	Terumo Corp.	91,296
14,600	Tohoku Electric Power Co., Inc.	194,645
8,000	Tokyo Broadcasting System Holdings, Inc.	142,006
37,500	Tokyo Electric Power Holdings Co., Inc. (a)	145,670
35,000	Tokyo Gas Co., Ltd.	162,502
4,600	Tokyo Tatemono Co., Ltd.	62,845
11,000	Tokyu Corp.	78,788
9,600	Tokyu Fudosan Holdings Corp.	52,429
19,000	Toppan Printing Co., Ltd.	191,269
12,000	Tosoh Corp.	112,783
4,700	Toyo Suisan Kaisha Ltd.	176,521
3,000	Toyota Industries Corp.	149,443
4,500	Toyota Motor Corp.	243,544
5,200	Tsumura & Co.	168,518
75,000	Ube Industries Ltd.	174,357
25,500	Yamada Denki Co., Ltd.	133,916

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
6,400	Yokohama Rubber Co., Ltd. (The)	125,667

		16,059,061

	Netherlands — 1.8%
714	Boskalis Westminster	26,263
1,866	Gemalto NV	104,471
1,380	Heineken Holding NV	115,650
8,471	Koninklijke Ahold Delhaize NV	175,479
1,584	Koninklijke DSM NV	113,348
44,595	Koninklijke KPN NV	128,925
2,671	Koninklijke Philips NV	92,237
3,301	NN Group NV	109,444
7,190	RELX NV	138,938
4,967	STMicroelectronics NV	79,765
4,808	Wolters Kluwer NV	204,024

		1,288,544

	New Zealand — 0.3%
16,548	Contact Energy Ltd.	59,195
75,033	Spark New Zealand Ltd.	190,152

		249,347

	Norway — 0.9%
12,351	Marine Harvest ASA	205,497
15,486	Orkla ASA	140,503
8,833	Telenor ASA	142,685
3,671	Yara International ASA	136,506

		625,191

	Portugal — 0.4%
44,529	EDP — Energias de Portugal S.A.	146,956
7,844	Galp Energia SGPS S.A.	121,903

		268,859

	Singapore — 2.3%
82,500	CapitaLand Mall Trust REIT	116,333
60,000	ComfortDelGro Corp., Ltd.	117,565
289,900	Golden Agri-Resources Ltd.	74,579
179,000	Hutchison Port Holdings Trust, Class U	72,464
1,300	Jardine Matheson Holdings Ltd.	83,659
1,500	Jardine Strategic Holdings Ltd.	63,384
44,900	Keppel Corp., Ltd.	208,764
51,300	Sembcorp Industries Ltd.	111,152
15,100	Singapore Airlines Ltd.	110,619
54,000	Singapore Press Holdings Ltd.	134,010
93,500	Singapore Telecommunications Ltd.	250,326
9,500	Venture Corp., Ltd.	82,910
79,100	Wilmar International Ltd.	200,920

		1,626,685

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — 9.3%
2,302	Celltrion, Inc. (a)	181,128
387	CJ CheilJedang Corp.	116,051
228	E-MART, Inc.	46,054
2,517	GS Holdings Corp.	131,010
3,316	Hankook Tire Co., Ltd.	171,605
517	Hanmi Pharm Co., Ltd. (a)	140,092
1,661	Hanmi Science Co., Ltd.	88,483
10,299	Hanon Systems	76,527
7,567	Hanwha Chemical Corp.	167,060
3,654	Hanwha Techwin Co., Ltd. (a)	166,864
333	Hyosung Corp.	42,059
2,767	Hyundai Engineering & Construction Co., Ltd.	117,864
604	Hyundai Heavy Industries Co., Ltd. (a)	87,582
1,111	Hyundai Mobis Co., Ltd.	216,668
3,494	Hyundai Steel Co.	168,296
9,601	Industrial Bank of Korea	105,290
2,237	Kakao Corp.	177,591
6,704	Kia Motors Corp.	205,216
6,059	Korea Electric Power Corp.	241,513
3,059	Korea Gas Corp.	125,296
269	Korea Zinc Co., Ltd.	100,549
2,876	Korean Air Lines Co., Ltd. (a)	77,355
7,192	KT Corp.	203,489
2,457	KT&G Corp.	219,112
9,453	LG Display Co., Ltd.	243,586
2,025	LG Electronics, Inc.	122,925
18,036	LG Uplus Corp.	229,174
711	Lotte Chemical Corp.	213,439
257	Lotte Shopping Co., Ltd.	59,268
373	NAVER Corp.	262,153
1,061	POSCO	250,484
363	Samsung Biologics Co., Ltd. (a)	55,753
208	Samsung Electronics Co., Ltd.	407,769
1,095	Samsung Fine Chemicals Co., Ltd.	37,042
159	Samsung SDI Co., Ltd.	19,195
1,058	Samsung SDS Co., Ltd.	127,755
369	Shinsegae, Inc.	66,318
995	SK Holdings Co., Ltd.	211,937
6,524	SK Hynix, Inc.	309,064
1,680	SK Innovation Co., Ltd.	252,042
1,075	SK Telecom Co., Ltd.	226,917
2,474	SKC Co., Ltd.	62,249
11,983	Woori Bank	157,132

		6,686,956

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 2.2%
824	Acciona S.A.	67,981
1,726	Acerinox S.A.	24,044
1,183	ACS Actividades de Construccion y Servicios S.A.	43,831
967	Aena S.A. (f)	170,494
5,822	Enagas S.A.	152,988
6,989	Endesa S.A.	164,613
3,027	Ferrovial S.A.	64,392
6,866	Gamesa Corp. Tecnologica S.A.	148,077
7,260	Gas Natural SDG S.A.	164,058
6,831	Grifols S.A.	183,349
21,108	Iberdrola S.A.	151,741
6,676	Red Electrica Corp. S.A.	130,110
9,189	Repsol S.A.	145,033

		1,610,711

	Sweden — 2.9%
1,442	Autoliv, Inc.	144,474
6,906	Boliden AB	197,293
4,221	Getinge AB, Class B	82,449
3,630	Hexagon AB, Class B	157,981
1,272	International Petroleum Corp. (a)	4,624
3,500	Investor AB, Class B	159,920
3,818	Lundin Petroleum AB (a)	72,804
11,669	Securitas AB, Class B	192,870
8,241	Skanska AB, Class B	196,973
6,336	Svenska Cellulosa AB SCA, Class B	209,768
3,169	Svenska Handelsbanken AB, Class A	44,962
4,341	Swedish Match AB	143,151
17,234	Tele2 AB, Class B	173,437
35,544	Telia Co., AB	144,712
6,779	Trelleborg AB, Class B	159,192

		2,084,610

	Switzerland — 2.0%
1,087	Baloise Holding AG	159,393
7,420	Clariant AG	150,268
3,408	Garmin Ltd.	173,262
309	Kuehne & Nagel International AG	46,732
1,070	Lonza Group AG	218,933
1,619	Novartis AG	124,639
1,079	Sonova Holding AG	159,551
84	Straumann Holding AG	44,340
445	Swiss Life Holding AG	144,820
723	Swiss Prime Site AG	62,679
317	Swisscom AG	138,238

		1,422,855

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — 3.5%
199	Antofagasta plc	2,159
4,473	Barratt Developments plc	33,564
973	Berkeley Group Holdings plc	41,039
24,491	BP plc	140,202
3,705	British Land Co., plc (The) REIT	31,504
21,633	BT Group plc, Class A	85,341
6,504	Bunzl plc	202,757
7,219	Direct Line Insurance Group plc	32,622
5,220	easyJet plc	78,960
6,237	GlaxoSmithKline plc	125,538
5,883	Hammerson plc REIT	44,760
7,188	Inmarsat plc	76,020
326	Johnson Matthey plc	12,575
20,056	Kingfisher plc	88,727
7,686	Land Securities Group plc REIT	110,077
1,421	Micro Focus International plc	47,611
5,290	Mondi plc	136,860
12,693	Royal Mail plc	66,189
21,471	Sage Group plc (The)	186,371
4,912	Severn Trent plc	147,866
9,183	Smith & Nephew plc	150,869
11,140	Tate & Lyle plc	109,247
11,527	United Utilities Group plc	145,266
54,107	Vodafone Group plc	139,360
9,585	William Hill plc	36,418
33,078	Wm Morrison Supermarkets plc	102,754
6,140	WPP plc	131,479

		2,506,135

	United States — 25.2%
1,415	Alaska Air Group, Inc.	120,402
1,434	Albemarle Corp.	156,177
4,270	Alcoa Corp.	144,027
297	Alleghany Corp. (a)	181,378
5,145	Alliant Energy Corp.	202,301
1,665	Allstate Corp. (The)	135,348
3,345	Amdocs Ltd. (Guernsey)	204,848
2,986	Ameren Corp.	163,304
2,640	American Water Works Co., Inc.	210,566
11,235	Annaly Capital Management, Inc. REIT	132,685
1,094	ANSYS, Inc. (a)	120,515
3,611	Antero Resources Corp. (a)	76,517
1,274	Anthem, Inc.	226,632
467	Arrow Electronics, Inc. (a)	32,923
1,392	Ashland Global Holdings, Inc.	171,912
692	Assurant, Inc.	66,598

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
5,773	AT&T, Inc.	228,784
2,676	AutoNation, Inc. (a)	112,392
2,513	Avery Dennison Corp.	209,107
3,095	Avnet, Inc.	119,746
3,013	Axis Capital Holdings Ltd. (Bermuda)	198,557
1,129	Becton, Dickinson & Co.	211,089
3,458	Bemis Co., Inc.	155,368
2,925	Broadridge Financial Solutions, Inc.	204,575
675	C.R. Bard, Inc.	207,549
5,167	CA Technologies, Inc.	169,633
2,050	Celanese Corp., Class A	178,432
5,739	CenturyLink, Inc.	147,320
2,096	Chevron Corp.	223,643
3,997	Church & Dwight Co., Inc.	197,971
24	Cigna Corp.	3,753
1,998	Cincinnati Financial Corp.	144,036
1,680	Cintas Corp.	205,750
2,290	CMS Energy Corp.	103,966
1,790	CNA Financial Corp.	81,015
3,096	Commerce Bancshares, Inc.	170,125
1,867	Consolidated Edison, Inc.	148,016
1,266	Constellation Brands, Inc., Class A	218,436
2,360	Darden Restaurants, Inc.	201,048
702	DaVita HealthCare Partners, Inc. (a)	48,445
2,969	DENTSPLY SIRONA, Inc.	187,760
2,133	Dr. Pepper Snapple Group, Inc.	195,489
1,600	DST Systems, Inc.	196,976
1,996	DTE Energy Co.	208,762
2,298	DXC Technology Co. (a)	173,131
2,014	Eastman Chemical Co.	160,617
1,297	Edgewell Personal Care Co. (a)	92,723
879	Everest Re Group Ltd. (Bermuda)	221,253
3,518	Eversource Energy	208,969
2,408	Fidelity National Information Services, Inc.	202,730
2,713	Flex Ltd. (Singapore) (a)	41,943
2,648	Foot Locker, Inc.	204,796
47,450	Frontier Communications Corp.	89,206
3,688	Gentex Corp.	76,157
1,332	Genuine Parts Co.	122,571
1,866	Harris Corp.	208,787
2,147	Hasbro, Inc.	212,789
1,519	Helmerich & Payne, Inc.	92,112
1,126	Henry Schein, Inc. (a)	195,699
3,716	HollyFrontier Corp.	104,568
4,328	Hormel Foods Corp.	151,826
969	IAC/Interactive Corp. (a)	80,437

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
1,070	Ingredion, Inc.	132,487
6,322	Intel Corp.	228,540
1,464	International Flavors & Fragrances, Inc.	202,896
5,030	International Game Technology plc (United Kingdom)	111,666
3,282	Interpublic Group of Cos., Inc. (The)	77,357
3,447	Jabil Circuit, Inc.	100,032
1,419	JM Smucker Co. (The)	179,816
2,076	Johnson & Johnson	256,324
1,207	L3 Technologies, Inc.	207,326
1,468	Laboratory Corp. of America Holdings (a)	205,740
3,868	Leggett & Platt, Inc.	203,225
3,166	Level 3 Communications, Inc. (a)	192,366
5,490	Liberty Interactive Corp. QVC Group, Class A (a)	116,278
1,465	McCormick & Co., Inc. (Non-Voting)	146,354
5,000	MDU Resources Group, Inc.	134,500
2,002	Molson Coors Brewing Co., Class B	191,972
2,033	Murphy Oil Corp.	53,224
3,524	NiSource, Inc.	85,457
802	Northrop Grumman Corp.	197,260
104	NVR, Inc. (a)	219,570
3,930	Old Republic International Corp.	81,272
3,249	Patterson Cos., Inc.	144,548
2,516	Pinnacle West Capital Corp.	214,086
1,110	Public Service Enterprise Group, Inc.	48,896
3,825	PulteGroup, Inc.	86,713
582	Quest Diagnostics, Inc.	61,407
1,335	Raytheon Co.	207,205
1,365	RenaissanceRe Holdings Ltd. (Bermuda)	194,062
3,294	Republic Services, Inc., Class A	207,489
2,863	Reynolds American, Inc.	184,664
2,678	SCANA Corp.	177,578
1,831	Scripps Networks Interactive, Inc., Class A	136,812
3,607	Southwest Airlines Co.	202,786
23,864	Sprint Corp. (a)	215,492
4,240	Symantec Corp.	134,111
2,942	Synopsys, Inc. (a)	216,825
3,426	TEGNA, Inc.	87,294
1,267	Tesoro Corp.	100,993
3,581	Thomson Reuters Corp. (Canada)	162,726
3,303	T-Mobile US, Inc. (a)	222,193
2,634	Torchmark Corp.	202,054
149	Total System Services, Inc.	8,539
1,943	Tyson Foods, Inc., Class A	124,857
1,448	Universal Health Services, Inc., Class B	174,860

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
4,680	Verizon Communications, Inc.	214,859
2,942	W.R. Berkley Corp.	199,997
1,178	Wal-Mart Stores, Inc.	88,562
347	Walt Disney Co. (The)	40,113
1,069	Waters Corp. (a)	181,612
2,979	Westlake Chemical Corp.	185,443
2,270	Wyndham Worldwide Corp.	216,354
4,794	Xcel Energy, Inc.	215,970
3,275	Xylem, Inc.	168,368
577	Zimmer Biomet Holdings, Inc.	69,038

		18,084,358

	Total Common Stocks (Cost $64,101,869)	71,335,443

Preferred Stock — 0.2%
	Germany — 0.2%
786	Henkel AG & Co., KGaA	106,946

	Total Preferred Stock (Cost $103,908)	106,946

	Total Investments — 99.5% (Cost $64,205,777)	71,442,389
	Other Assets in Excess of Liabilities — 0.5%	386,149

	NET ASSETS — 100.0%	$71,828,538

Percentages indicated are based on net assets.
Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.1%
Chemicals	6.0
Diversified Telecommunication Services	5.5
Electric Utilities	5.5
Insurance	3.7
Pharmaceuticals	3.5
IT Services	3.2
Health Care Providers & Services	3.2
Food Products	3.1
Software	2.8
Wireless Telecommunication Services	2.6
Health Care Equipment & Supplies	2.4
Equity Real Estate Investment Trusts (REITs)	2.0
Media	2.0
Auto Components	2.0
Banks	2.0
Multi-Utilities	1.9
Semiconductors & Semiconductor Equipment	1.9
Household Durables	1.9
Hotels, Restaurants & Leisure	1.8
Airlines	1.8
Technology Hardware, Storage & Peripherals	1.7
Gas Utilities	1.6
Industrial Conglomerates	1.5
Commercial Services & Supplies	1.5
Road & Rail	1.5
Metals & Mining	1.4
Aerospace & Defense	1.4
Electronic Equipment, Instruments & Components	1.4
Specialty Retail	1.3
Beverages	1.3
Food & Staples Retailing	1.3
Transportation Infrastructure	1.3
Construction & Engineering	1.1
Trading Companies & Distributors	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	13.7

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 99.8%
	Exchange Traded Fund — 99.8%
772,645	JPMorgan Diversified Return International Equity ETF (b)	41,738,283

	Total Exchange Traded Fund (Cost $39,110,817)	41,738,283

	Total Investments — 99.8% (Cost $39,110,817)	41,738,283

	Other Assets in Excess of Liabilities — 0.2%	66,195

	NET ASSETS — 100.0%	$41,804,478

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,946,684	AUD	Goldman Sachs	05/03/2017	3,700,094	3,703,869	3,775
350,597	AUD	Goldman Sachs	06/06/2017	262,024	262,348	324
723,999	CHF	Goldman Sachs	05/03/2017	727,308	727,786	478
4,068,178	DKK	Goldman Sachs	05/03/2017	595,690	595,878	188
680,869	DKK	Goldman Sachs	06/06/2017	99,865	99,907	42
7,263,258	EUR	Goldman Sachs	05/03/2017	7,909,325	7,913,125	3,800
61,367	EUR	Goldman Sachs	06/06/2017	66,976	66,977	1
6,918,075	GBP	Goldman Sachs	05/03/2017	8,949,471	8,961,099	11,628
54,881	GBP	Royal Bank of Canada	06/06/2017	71,205	71,160	(45)
16,986,761	HKD	Goldman Sachs	05/04/2017	2,184,055	2,184,048	(7)
1,126,365,254	JPY	Goldman Sachs	05/08/2017	10,107,516	10,107,270	(246)
9,294,622	JPY	Royal Bank of Canada	06/06/2017	83,532	83,500	(32)
4,879,592,061	KRW (c)	Goldman Sachs	05/04/2017	4,299,920	4,288,522	(11,398)
214,409,891	KRW (c)	Goldman Sachs	06/05/2017	188,327	188,527	200
3,057,958	NOK	Goldman Sachs	05/03/2017	356,967	356,171	(796)
352,918	NZD	Goldman Sachs	05/03/2017	242,290	242,294	4
10,380,205	SEK	Goldman Sachs	05/03/2017	1,172,269	1,172,131	(138)
1,563,084	SGD	Goldman Sachs	05/03/2017	1,118,326	1,118,804	478
				42,135,160	42,143,416	8,256

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,946,684	AUD	Goldman Sachs	05/03/2017	3,771,619	3,703,869	67,750
4,826,697	AUD	Goldman Sachs	06/06/2017	3,607,305	3,611,761	(4,456)
723,999	CHF	Goldman Sachs	05/03/2017	724,494	727,786	(3,292)
776,528	CHF	Goldman Sachs	06/06/2017	781,660	782,350	(690)
4,068,178	DKK	Goldman Sachs	05/03/2017	585,926	595,878	(9,952)
4,068,178	DKK	Goldman Sachs	06/06/2017	596,688	596,940	(252)
7,263,258	EUR	Goldman Sachs	05/03/2017	7,779,996	7,913,126	(133,130)
7,315,647	EUR	Goldman Sachs	06/06/2017	7,979,227	7,984,417	(5,190)
6,918,075	GBP	Royal Bank of Canada	05/03/2017	8,657,177	8,961,098	(303,921)
7,022,359	GBP	Goldman Sachs	06/06/2017	9,093,392	9,105,296	(11,904)
16,986,761	HKD	Goldman Sachs	05/04/2017	2,187,025	2,184,048	2,977
16,948,672	HKD	Goldman Sachs	06/06/2017	2,180,623	2,180,741	(118)
1,126,365,254	JPY	Goldman Sachs	05/08/2017	10,120,573	10,107,270	13,303
1,177,005,239	JPY	Goldman Sachs	06/06/2017	10,572,437	10,573,847	(1,410)
4,879,592,060	KRW (c)	Goldman Sachs	05/04/2017	4,363,597	4,288,522	75,075
4,879,592,060	KRW (c)	Goldman Sachs	06/05/2017	4,300,678	4,290,542	10,136
3,057,958	NOK	Goldman Sachs	05/03/2017	356,138	356,171	(33)
3,424,784	NOK	Goldman Sachs	06/06/2017	399,940	399,070	870
352,918	NZD	Goldman Sachs	05/03/2017	246,521	242,294	4,227
352,918	NZD	Goldman Sachs	06/06/2017	242,075	242,078	(3)
10,380,205	SEK	Goldman Sachs	05/03/2017	1,164,161	1,172,131	(7,970)
11,238,016	SEK	Goldman Sachs	06/07/2017	1,271,348	1,271,411	(63)
1,563,084	SGD	Goldman Sachs	05/03/2017	1,118,779	1,118,804	(25)
1,563,084	SGD	Goldman Sachs	06/06/2017	1,118,614	1,119,225	(611)
				83,219,993	83,528,675	(308,682)

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Australia — 8.0%
137,906	AGL Energy Ltd.	2,760,994
131,398	Ansell Ltd.	2,339,013
277,337	APA Group	1,902,002
97,095	Bendigo & Adelaide Bank Ltd.	893,536
102,525	BlueScope Steel Ltd.	895,755
243,304	Boral Ltd.	1,121,521
30,040	Caltex Australia Ltd.	670,531
24,762	Cochlear Ltd.	2,592,096
30,194	CSL Ltd.	2,994,039
403,562	CSR Ltd.	1,479,820
364,911	Dexus Property Group REIT	2,786,440
210,093	Downer EDI Ltd.	923,221
911,610	DUET Group	2,059,932
647,761	GPT Group (The) REIT	2,544,458
325,172	Harvey Norman Holdings Ltd.	1,019,948
961,095	Healthscope Ltd.	1,587,286
251,952	Incitec Pivot Ltd.	713,819
291,827	Mirvac Group REIT	495,669
512,911	Origin Energy Ltd. (a)	2,760,116
46,309	Ramsay Health Care Ltd.	2,483,185
158,032	Sonic Healthcare Ltd.	2,612,485
90,387	Star Entertainment Group Ltd. (The)	376,483
177,776	Sydney Airport	918,192
698,450	Tabcorp Holdings Ltd.	2,481,440
647,273	Tatts Group Ltd.	2,082,293
718,251	Telstra Corp., Ltd.	2,269,365
334,742	TPG Telecom Ltd.	1,476,928
313,549	Transurban Group	2,864,551
1,024,968	Vicinity Centres REIT	2,209,235
354,575	Vocus Group Ltd.	893,868
83,435	Wesfarmers Ltd.	2,685,736
5,672	WorleyParsons Ltd. (a)	47,911

		55,941,868

	Austria — 0.7%
62,276	OMV AG	2,868,507
46,247	voestalpine AG	1,928,010

		4,796,517

	Belgium — 1.0%
38,201	Colruyt S.A.	1,963,003
13,912	Groupe Bruxelles Lambert S.A.	1,334,417
67,710	Proximus SADP	2,070,841
29,302	Umicore S.A.	1,716,723

		7,084,984

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — 1.2%
29,974	Chr. Hansen Holding A/S	2,019,469
3,229	DSV A/S	179,808
40,641	H Lundbeck A/S	2,084,681
9,901	ISS A/S	410,696
336,275	TDC A/S	1,803,936
75,384	William Demant Holding A/S (a)	1,725,368

		8,223,958

	Finland — 1.6%
46,506	Elisa OYJ	1,581,530
56,985	Fortum OYJ	828,577
40,049	Kesko OYJ, Class B	1,875,689
62,372	Neste OYJ	2,541,611
14,380	Nokian Renkaat OYJ	618,065
39,043	Orion OYJ, Class B	2,237,539
60,800	UPM-Kymmene OYJ	1,601,880

		11,284,891

	France — 5.2%
16,341	Arkema S.A.	1,730,237
21,941	Atos SE	2,873,952
27,144	Capital Gemini S.A.	2,717,714
13,583	Casino Guichard Perrachon S.A.	818,031
10,657	Christian Dior SE	2,922,840
30,641	Dassault Systemes SE	2,733,818
23,555	Eiffage S.A.	1,995,227
4,070	Essilor International S.A.	527,444
21,964	Eutelsat Communications S.A.	519,658
3,653	Gecina S.A. REIT	519,561
15,700	Ingenico Group S.A.	1,421,590
3,692	Ipsen S.A.	429,834
59,189	Lagardere SCA	1,811,799
127,406	Orange S.A.	1,971,909
4,124	Publicis Groupe S.A.	297,737
58,967	SCOR SE	2,332,559
12,698	Sodexo S.A.	1,613,813
26,134	Thales S.A.	2,746,855
42,502	TOTAL S.A.	2,181,767
15,593	Valeo S.A.	1,122,075
20,341	Vinci S.A.	1,733,839
84,179	Vivendi S.A.	1,669,711

		36,691,970

	Germany — 4.1%
23,829	Axel Springer SE	1,336,979
23,375	Beiersdorf AG	2,324,677
9,423	Brenntag AG	558,613

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
86,000	Deutsche Telekom AG	1,508,510
62,425	Evonik Industries AG	2,084,372
30,713	Fraport AG Frankfurt Airport Services Worldwide	2,416,301
29,622	Fresenius Medical Care AG & Co., KGaA	2,629,526
32,570	Fresenius SE & Co., KGaA	2,642,418
21,613	Hannover Rueck SE	2,592,789
2,287	HOCHTIEF AG	411,873
133,607	Infineon Technologies AG	2,761,601
10,003	Innogy SE (f)	367,749
20,966	Merck KGaA	2,462,914
8,726	OSRAM Licht AG	584,550
21,827	SAP SE	2,186,326
25,823	Suedzucker AG	552,647
258,548	Telefonica Deutschland Holding AG	1,253,632
3,019	United Internet AG	138,953

		28,814,430

	Hong Kong — 5.2%
45,600	ASM Pacific Technology Ltd.	678,869
706,000	Cathay Pacific Airways Ltd.	1,016,090
277,000	Cheung Kong Infrastructure Holdings Ltd.	2,425,031
232,042	CK Hutchison Holdings Ltd.	2,897,575
266,000	CLP Holdings Ltd.	2,805,294
1,802,000	FIH Mobile Ltd.	618,184
468,000	First Pacific Co., Ltd.	360,370
1,388,510	Hong Kong & China Gas Co., Ltd.	2,774,076
314,000	Link REIT	2,257,025
489,000	MTR Corp., Ltd.	2,813,301
411,000	New World Development Co., Ltd.	511,082
4,024,000	PCCW Ltd.	2,271,847
279,000	Power Assets Holdings Ltd.	2,509,355
2,199,800	Semiconductor Manufacturing International Corp. (a)	2,778,899
207,000	Swire Pacific Ltd., Class A	1,996,068
518,500	Techtronic Industries Co., Ltd.	2,224,554
200,000	Wheelock & Co., Ltd.	1,557,883
1,052,000	Xinyi Glass Holdings Ltd.	932,211
1,294,000	Xinyi Solar Holdings Ltd.	403,854
644,500	Yue Yuen Industrial Holdings Ltd.	2,547,889

		36,379,457

	Ireland — 0.1%
6,132	Kerry Group plc, Class A	501,103

	Italy — 1.2%
175,877	Davide Campari-Milano SpA	2,079,656
71,911	Italgas SpA (a)	325,081

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
555,282	Parmalat SpA	1,881,143
12,214	Recordati SpA	452,494
238,259	Snam SpA	1,052,646
458,408	Terna Rete Elettrica Nazionale SpA	2,311,219

		8,102,239

	Japan — 25.0%
107,200	Alfresa Holdings Corp.	1,935,779
403,000	ANA Holdings, Inc.	1,213,946
574,000	Aozora Bank Ltd.	2,091,490
92,000	Brother Industries Ltd.	1,892,957
70,200	Canon Marketing Japan, Inc.	1,479,439
88,700	Canon, Inc.	2,943,775
77,900	Capcom Co., Ltd.	1,680,286
10,900	Central Japan Railway Co.	1,828,025
155,300	Chubu Electric Power Co., Inc.	2,085,204
185,500	Chugoku Electric Power Co., Inc. (The)	2,022,214
112,700	COMSYS Holdings Corp.	2,143,886
28,300	Credit Saison Co., Ltd.	515,671
27,800	Daicel Corp.	319,134
6,100	Daito Trust Construction Co., Ltd.	897,634
120,000	Denka Co., Ltd.	618,279
57,500	DIC Corp.	2,046,812
65,500	Electric Power Development Co., Ltd.	1,519,485
28,600	FamilyMart UNY Holdings Co., Ltd.	1,616,670
226,000	Fuji Electric Co., Ltd.	1,238,770
68,500	FUJIFILM Holdings Corp.	2,542,353
377,900	Fujikura Ltd.	2,841,048
71,200	Gree, Inc.	570,930
169,700	Gunma Bank Ltd. (The)	910,301
167,800	Hachijuni Bank Ltd. (The)	990,917
68,300	Hankyu Hanshin Holdings, Inc.	2,256,183
27,100	Hikari Tsushin, Inc.	2,602,756
9,400	Hitachi Capital Corp.	230,164
95,700	Hitachi Chemical Co., Ltd.	2,740,765
62,800	Hitachi High-Technologies Corp.	2,506,922
29,700	Hitachi Kokusai Electric, Inc.	666,105
129,400	Hokuriku Electric Power Co.	1,196,000
78,200	Idemitsu Kosan Co., Ltd.	2,500,205
25,600	Iida Group Holdings Co., Ltd.	407,700
211,200	Inpex Corp.	2,023,809
59,500	Itochu Techno-Solutions Corp.	1,732,340
71,900	Japan Airlines Co., Ltd.	2,270,702
60,300	Japan Petroleum Exploration Co., Ltd.	1,318,405
800,000	JX Holdings, Inc.	3,609,626
23,700	Kagome Co., Ltd.	645,747

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
18,000	Kajima Corp.	122,224
241,000	Kaneka Corp.	1,900,245
169,100	Kansai Electric Power Co., Inc. (The)	2,285,246
766,000	Kawasaki Kisen Kaisha Ltd. (a)	2,014,064
98,700	KDDI Corp.	2,616,939
42,000	Keio Corp.	336,355
15,800	Keisei Electric Railway Co., Ltd.	376,027
108,400	Konica Minolta, Inc.	959,625
18,600	K’s Holdings Corp.	357,799
95,400	Kuraray Co., Ltd.	1,539,672
158,500	Kyushu Electric Power Co., Inc.	1,709,717
171,800	Leopalace21 Corp.	913,178
49,400	Lintec Corp.	1,089,206
20,700	Lion Corp.	374,049
71,800	Matsui Securities Co., Ltd.	585,283
131,500	Mebuki Financial Group, Inc.	515,985
91,300	Medipal Holdings Corp.	1,512,657
34,900	Miraca Holdings, Inc.	1,609,104
107,500	Mitsubishi Gas Chemical Co., Inc.	2,298,690
125,200	Mitsubishi Tanabe Pharma Corp.	2,543,171
104,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	544,535
34,100	Mochida Pharmaceutical Co., Ltd.	2,573,197
170,000	Nagoya Railroad Co., Ltd.	780,959
95,000	NH Foods Ltd.	2,707,783
19,600	Nichirei Corp.	487,895
8,000	Nifco, Inc.	399,493
96,000	Nippo Corp.	1,849,550
218,000	Nippon Express Co., Ltd.	1,196,707
95,400	Nippon Paper Industries Co., Ltd.	1,803,627
22,800	Nippon Shokubai Co., Ltd.	1,531,583
56,500	Nippon Telegraph & Telephone Corp.	2,421,344
192,900	Nipro Corp.	2,926,959
159,600	Nisshin Seifun Group, Inc.	2,452,204
31,600	Nissin Foods Holdings Co., Ltd.	1,809,482
57,800	Nomura Real Estate Holdings, Inc.	977,643
47,600	Nomura Research Institute Ltd.	1,657,477
105,000	NTT DOCOMO, Inc.	2,540,694
52,700	NTT Urban Development Corp.	475,621
11,100	Oracle Corp. Japan (a)	639,521
650,000	Osaka Gas Co., Ltd.	2,433,099
10,500	Otsuka Corp.	562,434
504,600	Resona Holdings, Inc.	2,805,168
61,700	Ricoh Co., Ltd.	514,295
22,200	Sankyo Co., Ltd.	774,233
11,700	Sapporo Holdings Ltd.	327,375
14,000	Sawai Pharmaceutical Co., Ltd.	765,032

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
43,100	SBI Holdings, Inc.	597,890
23,000	SCSK Corp.	925,926
47,800	Sega Sammy Holdings, Inc.	641,786
45,700	Sekisui Chemical Co., Ltd.	767,012
151,700	Sekisui House Ltd.	2,520,011
59,900	Shimachu Co., Ltd.	1,385,124
17,200	Shimamura Co., Ltd.	2,354,023
42,400	Showa Denko K.K.	809,837
244,400	Showa Shell Sekiyu K.K.	2,360,359
116,600	SKY Perfect JSAT Holdings, Inc.	534,711
50,900	Skylark Co., Ltd.	769,812
42,100	SoftBank Group Corp.	3,193,399
962,000	Sojitz Corp.	2,445,678
31,500	Square Enix Holdings Co., Ltd.	906,956
26,600	Sumitomo Dainippon Pharma Co., Ltd.	436,856
501,000	Sumitomo Osaka Cement Co., Ltd.	2,174,380
31,200	Suzuken Co., Ltd.	1,032,436
301,000	Taisei Corp.	2,295,245
13,400	Taisho Pharmaceutical Holdings Co., Ltd.	1,102,563
51,000	Takashimaya Co., Ltd.	469,609
205,000	Tobu Railway Co., Ltd.	1,039,714
20,400	Toho Co., Ltd.	585,539
195,000	Toho Gas Co., Ltd.	1,393,852
154,500	Tohoku Electric Power Co., Inc.	2,059,772
63,000	Toyo Suisan Kaisha Ltd.	2,366,138
45,600	Toyota Industries Corp.	2,271,535
74,300	Tsumura & Co.	2,407,863
774,000	Ube Industries Ltd.	1,799,365
158,500	Yamada Denki Co., Ltd.	832,379
75,000	Yamaguchi Financial Group, Inc.	830,961
41,700	Yamaha Corp.	1,156,604
95,000	Yokohama Rubber Co., Ltd. (The)	1,865,374
44,000	Zeon Corp.	500,980

		175,103,269

	Luxembourg — 0.1%
11,094	RTL Group S.A.	859,840

	Netherlands — 2.7%
28,345	Boskalis Westminster	1,042,611
12,256	Gemalto NV	686,172
28,127	Heineken Holding NV	2,357,169
77,899	Koninklijke Ahold Delhaize NV	1,613,700
41,036	NN Group NV	1,360,539
37,649	QIAGEN NV (a)	1,132,858
125,849	RELX NV	2,431,878
177,593	Royal Dutch Shell plc, Class A	4,611,825

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
61,290	STMicroelectronics NV	984,254
58,250	Wolters Kluwer NV	2,471,793

		18,692,799

	New Zealand — 0.6%
267,720	Fletcher Building Ltd.	1,571,082
1,009,875	Spark New Zealand Ltd.	2,559,267

		4,130,349

	Norway — 0.9%
2,550	DNB ASA	39,796
134,062	Marine Harvest ASA	2,230,540
194,131	Norsk Hydro ASA	1,106,284
155,064	Orkla ASA	1,406,877
869	Telenor ASA	14,037
48,016	Yara International ASA	1,785,474

		6,583,008

	Portugal — 0.6%
576,800	EDP — Energias de Portugal S.A.	1,903,571
134,134	Galp Energia SGPS S.A.	2,084,578
25,254	Jeronimo Martins SGPS S.A.	463,436

		4,451,585

	Singapore — 2.9%
365,800	Ascendas REIT	670,438
1,217,700	CapitaLand Mall Trust REIT	1,717,078
537,600	ComfortDelGro Corp., Ltd.	1,053,380
6,003,600	Golden Agri-Resources Ltd.	1,544,478
2,195,400	Hutchison Port Holdings Trust, Class U	888,759
7,500	Jardine Matheson Holdings Ltd.	482,647
13,200	Jardine Strategic Holdings Ltd.	557,778
491,500	Keppel Corp., Ltd.	2,285,239
586,800	Sembcorp Industries Ltd.	1,271,427
640,800	Singapore Press Holdings Ltd.	1,590,251
997,700	Singapore Telecommunications Ltd.	2,671,124
594,800	StarHub Ltd.	1,186,073
644,700	Suntec REIT	816,417
150,000	Venture Corp., Ltd.	1,309,112
989,400	Wilmar International Ltd.	2,513,148

		20,557,349

	South Korea — 9.7%
9,703	Celltrion, Inc. (a)	763,461
4,438	CJ CheilJedang Corp.	1,330,842
5,796	CJ Corp.	952,096
1,866	E-MART, Inc.	376,919
41,016	GS Holdings Corp.	2,134,889

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
11,217	Hankook Tire Co., Ltd.	580,485
1,207	Hanmi Pharm Co., Ltd. (a)	327,061
13,599	Hanmi Science Co., Ltd.	724,430
51,901	Hanwha Chemical Corp.	1,145,843
22,758	Hanwha Techwin Co., Ltd. (a)	1,039,270
11,114	Hyosung Corp.	1,403,720
7,431	Hyundai Department Store Co., Ltd.	705,746
9,285	Hyundai Engineering & Construction Co., Ltd.	395,506
46,988	Hyundai Steel Co.	2,263,274
134,549	Industrial Bank of Korea	1,475,541
10,292	Kakao Corp.	817,063
47,630	Kangwon Land, Inc.	1,513,070
55,332	Korea Electric Power Corp.	2,205,548
44,489	Korea Gas Corp. (a)	1,822,255
3,391	Korea Zinc Co., Ltd.	1,267,515
91,897	KT Corp.	2,600,112
24,248	KT&G Corp.	2,162,407
35,513	LG Corp.	2,109,524
94,831	LG Display Co., Ltd.	2,443,617
214,226	LG Uplus Corp.	2,722,054
4,144	Lotte Chemical Corp.	1,244,009
4,984	Lotte Shopping Co., Ltd.	1,149,374
4,563	Mando Corp.	922,355
3,668	NAVER Corp.	2,577,958
10,743	POSCO	2,536,241
7,712	Samsung Biologics Co., Ltd. (a)	1,184,487
1,859	Samsung Electronics Co., Ltd.	3,644,438
786	Samsung SDS Co., Ltd.	94,911
4,793	Shinsegae, Inc.	861,416
12,658	SK Holdings Co., Ltd.	2,696,180
62,417	SK Hynix, Inc.	2,956,906
15,997	SK Innovation Co., Ltd.	2,399,950
128,668	SK Networks Co., Ltd.	904,935
12,196	SK Telecom Co., Ltd.	2,574,400
39,843	SKC Co., Ltd.	1,002,500
30,208	S-Oil Corp.	2,642,800
152,770	Woori Bank	2,003,259
4,922	Yuhan Corp.	1,002,769

		67,681,136

	Spain — 2.5%
7,968	Acciona S.A.	657,366
99,815	Acerinox S.A.	1,390,463
5,716	Corp. Financiera Alba S.A.	310,700
74,853	Enagas S.A.	1,966,952
110,806	Endesa S.A.	2,609,834

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
46,975	Ferrovial S.A.	999,281
102,967	Gamesa Corp. Tecnologica S.A.	2,220,665
100,828	Gas Natural SDG S.A.	2,278,464
317,788	Iberdrola S.A.	2,284,506
43,025	Red Electrica Corp. S.A.	838,521
108,844	Repsol S.A.	1,717,923

		17,274,675

	Sweden — 3.0%
90,977	Boliden AB	2,599,059
53,153	Hexagon AB, Class B	2,313,263
10,313	ICA Gruppen AB	351,943
64,397	Investor AB, Class B	2,942,386
148,035	Securitas AB, Class B	2,446,784
93,982	Skanska AB, Class B	2,246,324
42,874	Svenska Cellulosa AB SCA, Class B	1,419,443
40,277	Swedish Match AB	1,328,195
239,438	Tele2 AB, Class B	2,409,628
397,162	Telia Co., AB	1,616,982
61,526	Trelleborg AB, Class B	1,444,820

		21,118,827

	Switzerland — 2.1%
17,235	Baloise Holding AG	2,527,264
82,869	Clariant AG	1,678,240
74,308	Coca-Cola HBC AG	2,061,537
695	EMS-Chemie Holding AG	435,496
1,597	Flughafen Zuerich AG	351,943
3,895	Kuehne & Nagel International AG	589,062
11,568	Lonza Group AG	2,366,930
14,705	Sonova Holding AG	2,174,421
4,301	Swiss Prime Site AG	372,869
5,874	Swiss Re AG	510,917
4,472	Swisscom AG	1,950,160

		15,018,839

	United Kingdom — 20.5%
95,388	Admiral Group plc	2,483,976
267,065	Antofagasta plc	2,897,595
60,390	AstraZeneca plc	3,616,730
185,327	Babcock International Group plc	2,158,883
399,837	BAE Systems plc	3,247,473
114,503	Barratt Developments plc	859,187
26,451	Bellway plc	974,867
65,572	Berkeley Group Holdings plc	2,765,669
793,517	BP plc	4,542,589
72,104	British American Tobacco plc	4,871,599

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
141,611	British Land Co., plc (The) REIT	1,204,144
824,010	BT Group plc, Class A	3,250,686
89,438	Bunzl plc	2,788,155
50,639	Carnival plc	3,121,012
1,071,638	Centrica plc	2,746,027
30,719	Croda International plc	1,497,348
115,033	Diageo plc	3,348,294
278,752	Direct Line Insurance Group plc	1,259,652
115,418	DS Smith plc	645,298
67,968	easyJet plc	1,028,109
538,314	GKN plc	2,501,692
212,946	GlaxoSmithKline plc	4,286,157
57,371	Halma plc	782,455
325,244	Hammerson plc REIT	2,474,585
84,820	Hikma Pharmaceuticals plc	2,128,244
94,816	IMI plc	1,570,323
17,277	Imperial Brands plc	846,114
122,124	Inchcape plc	1,351,001
145,792	Informa plc	1,212,217
242,437	Inmarsat plc	2,563,994
46,571	InterContinental Hotels Group plc	2,468,368
426,535	Intu Properties plc REIT	1,523,420
221,079	John Wood Group plc	2,173,230
67,243	Johnson Matthey plc	2,593,799
218,877	Land Securities Group plc REIT	3,134,692
124,167	Mediclinic International plc	1,320,060
281,420	Meggitt plc	1,685,307
234,668	Merlin Entertainments plc (f)	1,535,975
75,713	Micro Focus International plc	2,536,767
121,196	Mondi plc	3,135,523
268,802	National Grid plc	3,480,527
162,935	Pennon Group plc	1,807,626
28,751	Persimmon plc	867,509
213,926	Petrofac Ltd.	2,254,576
37,392	Reckitt Benckiser Group plc	3,445,214
157,329	RELX plc	3,189,809
368,878	Rentokil Initial plc	1,189,297
285,713	Royal Mail plc	1,489,881
317,411	Sage Group plc (The)	2,755,167
309,463	Segro plc REIT	1,946,509
88,935	Severn Trent plc	2,677,210
58,450	Shire plc	3,446,148
193,934	Smith & Nephew plc	3,186,184
141,133	Smiths Group plc	3,000,278
164,559	SSE plc	2,964,433
182,076	Tate & Lyle plc	1,785,576

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
14,095	Travis Perkins plc	293,965
32,960	Unilever plc	1,695,740
223,387	United Utilities Group plc	2,815,180
1,309,129	Vodafone Group plc	3,371,855
10,740	Whitbread plc	561,135
330,249	Wm Morrison Supermarkets plc	1,025,888
145,657	WPP plc	3,119,036

		143,499,959

	Total Common Stocks (Cost $640,394,275)	692,793,052

NUMBER OF RIGHTS
Rights — 0.0% (e)
	Australia — 0.0% (e)
28,854	TPG Telecom Ltd. (a)	14,044

	Total Rights (Cost $—)	14,044

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
3,910,916	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (b) (d) (Cost $3,910,916)	3,910,916

	Total Investments — 99.5% (Cost $644,305,191)	696,718,012
	Other Assets in Excess of Liabilities — 0.5%	3,291,520

	NET ASSETS —100.0%	$700,009,532

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.3%
Chemicals	5.5
Diversified Telecommunication Services	5.4
Electric Utilities	5.1
Pharmaceuticals	4.2
Food Products	3.5
Health Care Providers & Services	2.9
Wireless Telecommunication Services	2.6
Equity Real Estate Investment Trusts (REITs)	2.5
Metals & Mining	2.4
Hotels, Restaurants & Leisure	2.4
Industrial Conglomerates	2.3
Health Care Equipment & Supplies	2.2
Construction & Engineering	2.2
Software	2.0
Insurance	1.9
Gas Utilities	1.9
Banks	1.8
Technology Hardware, Storage & Peripherals	1.8
IT Services	1.8
Media	1.8
Semiconductors & Semiconductor Equipment	1.7
Road & Rail	1.7
Multi-Utilities	1.6
Electronic Equipment, Instruments & Components	1.6
Household Durables	1.6
Auto Components	1.6
Beverages	1.5
Aerospace & Defense	1.4
Food & Staples Retailing	1.3
Tobacco	1.3
Real Estate Management & Development	1.1
Specialty Retail	1.1
Transportation Infrastructure	1.1
Water Utilities	1.0
Biotechnology	1.0
Commercial Services & Supplies	1.0
Real Estate Investment Trusts (REITs)	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	12.9

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
	Consumer Discretionary — 16.1%
	Auto Components — 0.8%
696	Adient plc (Ireland)	51,198
6,206	Delphi Automotive plc (Jersey)	498,962
43,570	Gentex Corp.	899,720
5,110	Lear Corp.	728,993

		2,178,873

	Automobiles — 0.5%
34,186	Ford Motor Co.	392,113
12,951	General Motors Co.	448,623
8,604	Harley-Davidson, Inc.	488,793

		1,329,529

	Distributors — 0.5%
14,584	Genuine Parts Co.	1,342,020

	Diversified Consumer Services — 0.1%
38	Graham Holdings Co., Class B	22,865
12,517	H&R Block, Inc.	310,296

		333,161

	Hotels, Restaurants & Leisure — 3.1%
10,616	Carnival Corp. (Panama)	655,750
5,303	Darden Restaurants, Inc.	451,763
2,834	Domino’s Pizza, Inc.	514,059
7,232	Dunkin’ Brands Group, Inc.	403,980
1,320	Hilton Grand Vacations, Inc. (a)	44,180
8,955	Hilton Worldwide Holdings, Inc. (a)	528,076
13,431	International Game Technology plc (United Kingdom)	298,168
5,284	Las Vegas Sands Corp.	311,703
5,456	Marriott International, Inc., Class A	515,156
7,124	McDonald’s Corp.	996,861
331	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	17,851
2,191	Panera Bread Co., Class A (a)	685,082
3,810	Royal Caribbean Cruises Ltd. (Liberia)	406,146
7,149	Speedway Motorsports, Inc.	129,040
13,295	Starbucks Corp.	798,498
5,603	Wyndham Worldwide Corp.	534,022
2,023	Wynn Resorts Ltd.	248,849
6,135	Yum China Holdings, Inc. (a)	209,326
11,600	Yum! Brands, Inc.	762,700

		8,511,210

	Household Durables — 2.2%
18,736	DR Horton, Inc.	616,227
7,981	Garmin Ltd. (Switzerland)	405,754
21,114	Leggett & Platt, Inc.	1,109,330

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
10,502	Lennar Corp., Class A	530,351
2,918	Mohawk Industries, Inc. (a)	685,117
11,454	Newell Brands, Inc.	546,814
592	NVR, Inc. (a)	1,249,860
22,629	PulteGroup, Inc.	513,000
2,618	Whirlpool Corp.	486,110

		6,142,563

	Internet & Direct Marketing Retail — 0.4%
554	Amazon.com, Inc. (a)	512,444
268	Priceline Group, Inc. (The) (a)	494,948

		1,007,392

	Leisure Products — 0.7%
13,649	Hasbro, Inc.	1,352,752
16,188	Mattel, Inc.	362,935
3,341	Polaris Industries, Inc.	284,854

		2,000,541

	Media — 3.0%
38	Cable One, Inc.	25,911
6,146	CBS Corp. (Non-Voting), Class B	409,078
1,651	Charter Communications, Inc., Class A (a)	569,859
19,824	Comcast Corp., Class A	776,903
12,947	Discovery Communications, Inc., Class A (a)	372,615
13,159	EW Scripps Co. (The), Class A (a)	293,182
24,096	Interpublic Group of Cos., Inc. (The)	567,943
1,179	John Wiley & Sons, Inc., Class A	62,133
4,042	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	154,000
10,396	Omnicom Group, Inc.	853,719
4,140	Scripps Networks Interactive, Inc., Class A	309,341
138,592	Sirius XM Holdings, Inc.	686,030
12,089	TEGNA, Inc.	308,028
4,548	Time Warner, Inc.	451,480
19,092	Twenty-First Century Fox, Inc.	570,087
14,641	Twenty-First Century Fox, Inc., Class A	447,136
4,803	Viacom, Inc., Class B	204,416
9,082	Walt Disney Co. (The)	1,049,879

		8,111,740

	Multiline Retail — 0.7%
3,408	Dillard’s, Inc., Class A	188,701
4,502	Dollar General Corp.	327,341
4,786	Dollar Tree, Inc. (a)	396,137
5,876	Kohl’s Corp.	229,340
7,155	Macy’s, Inc.	209,069
5,094	Nordstrom, Inc.	245,887
6,156	Target Corp.	343,813

		1,940,288

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — 3.0%
2,208	Advance Auto Parts, Inc.	313,845
6,598	AutoNation, Inc. (a)	277,116
5,284	Best Buy Co., Inc.	273,764
4,226	Burlington Stores, Inc. (a)	418,036
3,745	CarMax, Inc. (a)	219,082
5,496	Dick’s Sporting Goods, Inc.	277,823
7,190	Foot Locker, Inc.	556,075
4,406	GameStop Corp., Class A	99,972
7,498	Gap, Inc. (The)	196,448
6,565	Home Depot, Inc. (The)	1,024,797
8,636	Lowe’s Cos., Inc.	733,024
2,493	O’Reilly Automotive, Inc. (a)	618,638
10,481	Ross Stores, Inc.	681,265
4,398	Signet Jewelers Ltd. (Bermuda)	289,564
3,752	Tiffany & Co.	343,871
11,236	TJX Co., Inc. (The)	883,599
4,117	Tractor Supply Co.	254,883
1,502	Ulta Beauty, Inc. (a)	422,723
2,888	Urban Outfitters, Inc. (a)	66,077
5,798	Williams-Sonoma, Inc.	313,382

		8,263,984

	Textiles, Apparel & Luxury Goods — 1.1%
12,534	Coach, Inc.	493,714
20,167	Hanesbrands, Inc.	439,842
7,473	lululemon athletica, Inc. (a)	388,596
11,575	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	432,095
1,567	NIKE, Inc., Class B	86,827
4,127	PVH Corp.	416,951
4,719	Skechers U.S.A., Inc., Class A (a)	119,155
4,533	Under Armour, Inc., Class C (a)	87,986
9,105	V.F. Corp.	497,406

		2,962,572

	Total Consumer Discretionary	44,123,873

	Consumer Staples — 11.7%
	Beverages — 2.1%
17,819	Brown-Forman Corp., Class B	843,195
27,837	Coca-Cola Co. (The)	1,201,167
5,361	Constellation Brands, Inc., Class A	924,987
10,941	Dr. Pepper Snapple Group, Inc.	1,002,743
5,905	Molson Coors Brewing Co., Class B	566,230
10,178	PepsiCo, Inc.	1,152,964

		5,691,286

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.3%
3,841	Costco Wholesale Corp.	681,854
7,121	CVS Health Corp.	587,055
10,454	Kroger Co. (The)	309,961
10,100	Sysco Corp.	533,987
8,845	Walgreens Boots Alliance, Inc.	765,446
9,228	Wal-Mart Stores, Inc.	693,761
2,540	Weis Markets, Inc.	146,838

		3,718,902

	Food Products — 4.5%
12,591	Archer-Daniels-Midland Co.	576,038
2,950	Bunge Ltd. (Bermuda)	233,139
23,121	Campbell Soup Co.	1,330,382
20,722	ConAgra Foods, Inc.	803,599
17,285	General Mills, Inc.	994,060
9,000	Hershey Co. (The)	973,800
31,364	Hormel Foods Corp.	1,100,249
7,188	JM Smucker Co. (The)	910,863
17,299	Kellogg Co.	1,228,229
8,936	Kraft Heinz Co. (The)	807,725
1,754	Lamb Weston Holdings, Inc.	73,230
14,113	McCormick & Co., Inc. (Non-Voting)	1,409,889
5,310	Mead Johnson Nutrition Co., Class A	471,103
20,854	Mondelez International, Inc., Class A	939,056
7,473	Tyson Foods, Inc., Class A	480,215

		12,331,577

	Household Products — 2.1%
19,139	Church & Dwight Co., Inc.	947,955
11,127	Clorox Co. (The)	1,487,569
14,381	Colgate-Palmolive Co.	1,036,007
3,188	Energizer Holdings, Inc.	188,825
6,338	Kimberly-Clark Corp.	822,355
15,423	Procter & Gamble Co. (The)	1,346,891

		5,829,602

	Personal Products — 0.7%
7,776	Edgewell Personal Care Co. (a)	555,906
12,231	Estee Lauder Cos., Inc. (The), Class A	1,065,809
5,260	Nu Skin Enterprises, Inc., Class A	290,510

		1,912,225

	Tobacco — 1.0%
14,401	Altria Group, Inc.	1,033,704
8,606	Philip Morris International, Inc.	953,889
11,216	Reynolds American, Inc.	723,432

		2,711,025

	Total Consumer Staples	32,194,617

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 3.4%
	Energy Equipment & Services — 0.9%
4,743	Baker Hughes, Inc.	281,592
6,629	Diamond Offshore Drilling, Inc.	95,590
5,360	Halliburton Co.	245,917
4,034	Helmerich & Payne, Inc.	244,622
12,153	Nabors Industries Ltd. (Bermuda)	125,662
7,705	National Oilwell Varco, Inc.	269,444
14,554	Noble Corp. plc (United Kingdom)	69,859
6,424	Oceaneering International, Inc.	169,529
7,682	Patterson-UTI Energy, Inc.	166,277
5,717	Schlumberger Ltd. (Curacao)	414,997
1,817	Superior Energy Services, Inc. (a)	21,949
22,283	Transocean Ltd. (Switzerland) (a)	245,782

		2,351,220

	Oil, Gas & Consumable Fuels — 2.5%
14,641	Chesapeake Energy Corp. (a)	77,012
7,449	Chevron Corp.	794,808
6,133	ConocoPhillips	293,832
6,949	CONSOL Energy, Inc. (a)	105,486
10,313	Exxon Mobil Corp.	842,056
2,242	Gulfport Energy Corp. (a)	35,603
6,270	Hess Corp.	306,164
10,671	HollyFrontier Corp.	300,282
12,437	Kinder Morgan, Inc.	256,575
9,997	Marathon Oil Corp.	148,655
7,932	Marathon Petroleum Corp.	404,056
7,731	Murphy Oil Corp.	202,398
6,056	Noble Energy, Inc.	195,791
6,678	Occidental Petroleum Corp.	410,964
8,895	ONEOK, Inc.	467,966
5,116	Parsley Energy, Inc., Class A (a)	152,406
3,558	Phillips 66	283,074
1,664	Pioneer Natural Resources Co.	287,855
8,434	QEP Resources, Inc. (a)	99,606
3,487	Targa Resources Corp.	192,238
4,137	Tesoro Corp.	329,760
4,896	Valero Energy Corp.	316,331
5,608	Williams Cos., Inc. (The)	171,773
15,388	WPX Energy Inc. (a)	183,579

		6,858,270

	Total Energy	9,209,490

	Financials — 7.2%
	Banks — 1.6%
3,386	Bank of Hawaii Corp.	275,891
7,400	BB&T Corp.	319,532

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,328	Citizens Financial Group, Inc.	195,591
3,037	Comerica, Inc.	214,716
1,467	Cullen/Frost Bankers, Inc.	138,470
12,487	Fifth Third Bancorp	305,057
24,695	Huntington Bancshares, Inc.	317,578
11,608	KeyCorp	211,730
2,636	M&T Bank Corp.	409,661
19,808	People’s United Financial, Inc.	346,046
2,705	PNC Financial Services Group, Inc. (The)	323,924
623	Popular, Inc. (Puerto Rico)	26,110
13,127	Regions Financial Corp.	180,496
5,624	SunTrust Banks, Inc.	319,499
1,592	Synovus Financial Corp.	66,546
6,769	U.S. Bancorp	347,114
6,233	Wells Fargo & Co.	335,585
4,546	Zions Bancorporation	181,976

		4,515,522

	Capital Markets — 1.9%
1,773	Ameriprise Financial, Inc.	226,678
6,717	Bank of New York Mellon Corp. (The)	316,102
922	BlackRock, Inc., Class A	354,574
2,661	CME Group, Inc., Class A	309,182
2,416	Eaton Vance Corp.	103,719
4,757	FactSet Research Systems, Inc.	776,628
2,996	Federated Investors, Inc., Class B	80,353
5,532	Intercontinental Exchange, Inc.	333,026
7,095	Invesco Ltd. (Bermuda)	233,709
4,886	Morgan Stanley	211,906
3,028	Northern Trust Corp.	272,520
3,020	Raymond James Financial, Inc.	225,050
2,264	S&P Global, Inc.	303,806
10,819	SEI Investments Co.	548,631
2,945	State Street Corp.	247,086
4,962	T. Rowe Price Group, Inc.	351,756
6,788	TD Ameritrade Holding Corp.	259,777

		5,154,503

	Consumer Finance — 0.5%
3,319	American Express Co.	263,031
3,642	Capital One Financial Corp.	292,744
5,677	Discover Financial Services	355,323
26,822	SLM Corp. (a)	336,348

		1,247,446

	Diversified Financial Services — 0.2%
2,828	Berkshire Hathaway, Inc., Class B (a)	467,214

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.8%
5,188	Aflac, Inc.	388,477
5,472	Allstate Corp. (The)	444,819
2,048	American Financial Group, Inc.	199,291
4,219	Aon plc (United Kingdom)	505,605
4,176	Assurant, Inc.	401,898
3,203	Chubb Ltd. (Switzerland)	439,612
6,692	Cincinnati Financial Corp.	482,426
822	Erie Indemnity Co., Class A	101,780
1,990	Everest Re Group Ltd. (Bermuda)	500,903
7,213	FNF Group	295,372
6,781	Hartford Financial Services Group, Inc. (The)	327,929
3,013	Kemper Corp.	118,562
2,589	Lincoln National Corp.	170,693
6,170	Marsh & McLennan Cos., Inc.	457,382
256	Mercury General Corp.	15,742
4,140	MetLife, Inc.	214,493
5,208	Principal Financial Group, Inc.	339,197
13,089	Progressive Corp. (The)	519,895
2,241	Prudential Financial, Inc.	239,854
1,580	Reinsurance Group of America, Inc., Class A	197,563
7,912	Torchmark Corp.	606,930
3,012	Travelers Cos., Inc. (The)	366,440
5,755	W.R. Berkley Corp.	391,225
2,206	XL Group Ltd. (Bermuda)	92,321

		7,818,409

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
33,245	Annaly Capital Management, Inc.	392,623
11,396	Chimera Investment Corp.	232,023

		624,646

	Total Financials	19,827,740

	Health Care — 15.9%
	Biotechnology — 1.5%
13,660	AbbVie, Inc.	900,740
3,767	Amgen, Inc.	615,226
1,109	Biogen, Inc. (a)	300,772
559	Bioverativ, Inc. (a)	32,875
4,720	Celgene Corp. (a)	585,516
7,838	Gilead Sciences, Inc.	537,295
2,467	Incyte Corp. (a)	306,599
958	Regeneron Pharmaceuticals, Inc. (a)	372,173
2,738	United Therapeutics Corp. (a)	344,167

		3,995,363

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 5.5%
19,898	Abbott Laboratories	868,349
20,298	Baxter International, Inc.	1,130,193
6,233	Becton, Dickinson & Co.	1,165,384
14,352	Boston Scientific Corp. (a)	378,606
5,932	C.R. Bard, Inc.	1,823,971
3,367	Cooper Co., Inc. (The)	674,511
7,614	Danaher Corp.	634,475
14,777	DENTSPLY SIRONA, Inc.	934,497
5,641	Edwards Lifesciences Corp. (a)	618,648
11,561	Hill-Rom Holdings, Inc.	874,474
18,241	Hologic, Inc. (a)	823,581
1,122	IDEXX Laboratories, Inc. (a)	188,193
1,204	Intuitive Surgical, Inc. (a)	1,006,387
12,441	Medtronic plc (Ireland)	1,033,723
8,256	Stryker Corp.	1,125,871
74	Teleflex, Inc.	15,310
4,902	Varex Imaging Corp. (a)	164,511
12,255	Varian Medical Systems, Inc. (a)	1,112,019
5,198	Zimmer Biomet Holdings, Inc.	621,941

		15,194,644

	Health Care Providers & Services — 5.2%
5,797	Aetna, Inc.	783,001
3,784	AmerisourceBergen Corp., Class A	310,477
4,877	Anthem, Inc.	867,569
6,885	Cardinal Health, Inc.	499,782
6,102	Centene Corp. (a)	453,989
4,855	Cigna Corp.	759,176
18,585	DaVita, Inc. (a)	1,282,551
13,114	Express Scripts Holding Co. (a)	804,413
7,705	HCA Holdings, Inc. (a)	648,838
8,057	Henry Schein, Inc. (a)	1,400,307
3,232	Humana, Inc.	717,439
10,362	Laboratory Corp. of America Holdings (a)	1,452,234
2,816	McKesson Corp.	389,425
14,412	Quest Diagnostics, Inc.	1,520,610
852	Tenet Healthcare Corp. (a)	13,351
5,720	UnitedHealth Group, Inc.	1,000,314
10,315	Universal Health Services, Inc., Class B	1,245,639

		14,149,115

	Health Care Technology — 0.4%
16,087	Cerner Corp. (a)	1,041,633

	Life Sciences Tools & Services — 1.4%
7,623	Agilent Technologies, Inc.	419,646
2,098	Illumina, Inc. (a)	387,836
854	Mettler-Toledo International, Inc. (a)	438,461

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
2,042	Quintiles Transnational Holdings, Inc. (a)	172,100
5,496	Thermo Fisher Scientific, Inc.	908,654
9,291	Waters Corp. (a)	1,578,448

		3,905,145

	Pharmaceuticals — 1.9%
8,531	Bristol-Myers Squibb Co.	478,163
8,091	Eli Lilly & Co.	663,947
9,578	Johnson & Johnson	1,182,596
12,764	Merck & Co., Inc.	795,580
7,949	Mylan NV (Netherlands) (a)	296,895
24,325	Pfizer, Inc.	825,104
17,987	Zoetis, Inc., Class A	1,009,251

		5,251,536

	Total Health Care	43,537,436

	Industrials — 8.5%
	Aerospace & Defense — 1.7%
8,245	Arconic, Inc.	225,336
2,619	Boeing Co. (The)	484,070
2,694	General Dynamics Corp.	522,070
3,038	L3 Technologies, Inc.	521,837
2,135	Lockheed Martin Corp.	575,276
2,074	Northrop Grumman Corp.	510,121
3,547	Raytheon Co.	550,530
4,268	Rockwell Collins, Inc.	444,256
5,350	Textron, Inc.	249,631
4,683	United Technologies Corp.	557,230

		4,640,357

	Air Freight & Logistics — 0.5%
5,088	C.H. Robinson Worldwide, Inc.	369,898
1,887	FedEx Corp.	357,964
5,413	United Parcel Service, Inc., Class B	581,681

		1,309,543

	Airlines — 0.7%
2,371	Alaska Air Group, Inc.	201,749
5,431	American Airlines Group, Inc.	231,469
7,944	Delta Air Lines, Inc.	360,975
13,472	JetBlue Airways Corp. (a)	294,094
8,405	Southwest Airlines Co.	472,529
4,562	United Continental Holdings, Inc. (a)	320,298

		1,881,114

	Building Products — 0.2%
5,757	Fortune Brands Home & Security, Inc.	366,951
6,939	Johnson Controls International plc (Ireland)	288,454

		655,405

SHARES	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 1.0%
6,412	Cintas Corp.	785,278
9,326	Herman Miller, Inc.	308,690
14,907	Pitney Bowes, Inc.	198,114
13,234	Republic Services, Inc., Class A	833,610
8,959	Waste Management, Inc.	652,036

		2,777,728

	Construction & Engineering — 0.1%
2,311	Chicago Bridge & Iron Co., N.V.
	(Netherlands)	69,515
5,420	Fluor Corp.	278,154
440	KBR, Inc.	6,182

		353,851

	Electrical Equipment — 0.5%
902	Acuity Brands, Inc.	158,842
3,416	Eaton Corp. plc (Ireland)	258,386
4,444	Emerson Electric Co.	267,885
2,724	Hubbell, Inc., Class B	308,166
2,894	Rockwell Automation, Inc.	455,371

		1,448,650

	Industrial Conglomerates — 0.6%
2,952	3M Co.	578,090
13,678	General Electric Co.	396,525
4,208	Honeywell International, Inc.	551,837
234	Roper Technologies, Inc.	51,176

		1,577,628

	Machinery — 1.8%
149	AGCO Corp.	9,534
3,870	Caterpillar, Inc.	395,746
891	Crane Co.	71,200
2,203	Cummins, Inc.	332,521
3,043	Deere & Co.	339,629
4,951	Dover Corp.	390,535
2,183	Fortive Corp.	138,097
4,214	Illinois Tool Works, Inc.	581,911
4,767	Ingersoll-Rand plc (Ireland)	423,071
13,313	ITT, Inc.	560,877
4,441	PACCAR, Inc.	296,348
2,262	Parker-Hannifin Corp.	363,730
6,600	Stanley Black & Decker, Inc.	898,590
2,157	Terex Corp.	75,452
4,855	Trinity Industries, Inc.	130,599

		5,007,840

	Professional Services — 0.5%
421	Dun & Bradstreet Corp. (The)	46,146

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued
2,614	Equifax, Inc.	353,700
10,088	Nielsen Holdings plc (United Kingdom)	414,920
2,295	Robert Half International, Inc.	105,685
5,299	Verisk Analytics, Inc., Class A (a)	438,810

		1,359,261

	Road & Rail — 0.6%
2,918	Avis Budget Group, Inc. (a)	88,999
4,660	CSX Corp.	236,914
4,209	J.B. Hunt Transport Services, Inc.	377,379
3,005	Norfolk Southern Corp.	353,057
2,527	Ryder System, Inc.	171,609
3,855	Union Pacific Corp.	431,606

		1,659,564

	Trading Companies & Distributors — 0.3%
6,969	Fastenal Co.	311,375
2,297	United Rentals, Inc. (a)	251,889
1,156	W.W. Grainger, Inc.	222,761

		786,025

	Total Industrials	23,456,966

	Information Technology — 14.8%
	Communications Equipment — 1.3%
22,526	Cisco Systems, Inc.	767,461
3,669	F5 Networks, Inc. (a)	473,778
12,876	Harris Corp.	1,440,696
11,309	Juniper Networks, Inc.	340,061
6,264	Motorola Solutions, Inc.	538,516

		3,560,512

	Electronic Equipment, Instruments & Components — 0.4%
6,825	Amphenol Corp., Class A	493,516
9,821	AVX Corp.	166,073
18,346	Corning, Inc.	529,282
2,806	VeriFone Systems, Inc. (a)	52,023

		1,240,894

	Internet Software & Services — 2.6%
5,071	Akamai Technologies, Inc. (a)	309,027
1,383	Alphabet, Inc., Class A (a)	1,278,611
1,000	Alphabet, Inc., Class C(a)	905,960
13,536	eBay, Inc. (a)	452,238
4,214	Facebook, Inc., Class A(a)	633,154
15,905	IAC/Interactive Corp. (a)	1,320,274
13,360	VeriSign, Inc. (a)	1,187,971
20,810	Yahoo!, Inc. (a)	1,003,250

		7,090,485

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — 2.9%
3,653	Accenture plc, Class A(Ireland)	443,109
4,787	Automatic Data Processing, Inc.	500,194
9,449	Cognizant Technology Solutions Corp., Class A	569,113
5,901	CSRA, Inc.	171,601
6,089	DST Systems, Inc.	749,617
4,306	DXC Technology Co. (a)	324,414
7,208	Fidelity National Information Services, Inc.	606,842
5,489	Fiserv, Inc. (a)	653,959
3,072	Gartner, Inc. (a)	350,485
2,487	Global Payments, Inc.	203,337
4,599	International Business Machines Corp.	737,174
10,381	Leidos Holdings, Inc.	546,663
3,853	MasterCard, Inc., Class A	448,181
7,907	Paychex, Inc.	468,727
2,766	Teradata Corp. (a)	80,712
4,385	Total System Services, Inc.	251,304
5,985	Vantiv, Inc., Class A (a)	371,309
3,569	Visa, Inc., Class A	325,564
7,412	Western Union Co. (The)	147,202

		7,949,507

	Semiconductors & Semiconductor Equipment — 3.8%
11,049	Analog Devices, Inc.	841,934
16,160	Applied Materials, Inc.	656,258
3,134	Broadcom Ltd., Class A (Singapore)	692,018
3,728	First Solar, Inc. (a)	110,162
33,591	Intel Corp.	1,214,315
5,217	KLA-Tencor Corp.	512,414
7,220	Lam Research Corp.	1,045,817
24,006	Marvell Technology Group Ltd. (Bermuda)	360,570
16,684	Maxim Integrated Products, Inc.	736,599
8,500	Microchip Technology, Inc.	642,430
10,075	Micron Technology, Inc. (a)	278,775
3,349	NVIDIA Corp.	349,301
6,107	QUALCOMM, Inc.	328,190
4,001	Skyworks Solutions, Inc.	399,060
4,525	SunPower Corp., Class A (a)	31,403
9,606	Teradyne, Inc.	338,804
9,678	Texas Instruments, Inc.	766,304
1,321	Versum Materials Inc.	42,298
15,243	Xilinx, Inc.	961,986

		10,308,638

	Software — 2.7%
12,189	Activision Blizzard, Inc.	636,875
7,519	Adobe Systems, Inc. (a)	1,005,591
12,786	CA, Inc.	419,764

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
13,771	Cadence Design Systems, Inc. (a)	448,522
3,226	Citrix Systems, Inc. (a)	261,112
5,673	Electronic Arts, Inc. (a)	537,914
9,728	Intuit, Inc.	1,218,043
13,007	Microsoft Corp.	890,459
9,588	Oracle Corp.	431,077
9,177	Red Hat, Inc. (a)	808,310
17,538	Symantec Corp.	554,727
3,325	VMware Inc., Class A (a)	312,949

		7,525,343

	Technology Hardware, Storage & Peripherals — 1.1%
5,131	Apple, Inc.	737,068
22,679	Diebold, Inc.	639,548
8,749	Hewlett Packard Enterprise Co.	162,994
32,765	HP, Inc.	616,637
9,608	NetApp, Inc.	382,879
5,619	Western Digital Corp.	500,484

		3,039,610

	Total Information Technology	40,714,989

	Materials — 5.6%
	Chemicals — 4.2%
169	AdvanSix, Inc. (a)	4,607
2,639	Air Products & Chemicals, Inc.	370,779
5,761	Albemarle Corp.	627,431
10,009	Ashland Global Holdings, Inc.	1,236,111
4,726	Cabot Corp.	284,458
10,679	Celanese Corp., Class A	929,500
5,964	CF Industries Holdings, Inc.	159,477
8,456	Dow Chemical Co. (The)	531,037
6,316	E.I. du Pont de Nemours & Co.	503,701
3,391	Eastman Chemical Co.	270,432
8,750	Ecolab, Inc.	1,129,537
2,211	FMC Corp.	161,912
15,139	Huntsman Corp.	374,993
8,251	International Flavors & Fragrances, Inc.	1,143,506
3,568	LyondellBasell Industries N.V., Class A (Netherlands)	302,424
5,833	Monsanto Co.	680,186
11,715	Mosaic Co. (The)	315,485
6,726	PPG Industries, Inc.	738,784
8,519	Praxair, Inc.	1,064,705
210	RPM International, Inc.	11,038
1,382	Sherwin-Williams Co. (The)	462,528
2,412	Valspar Corp. (The)	271,205

		11,573,836

SHARES	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — 0.2%
1,335	Martin Marietta Materials, Inc.	293,954
1,813	Vulcan Materials Co.	219,155

		513,109

	Containers & Packaging — 0.6%
5,376	Ball Corp.	413,361
5,075	Bemis Co., Inc.	228,020
1,954	Crown Holdings, Inc. (a)	109,600
8,060	International Paper Co.	434,998
7,177	Sealed Air Corp.	315,931

		1,501,910

	Metals & Mining — 0.6%
2,748	Alcoa Corp.	92,690
1,378	Compass Minerals International, Inc.	90,948
10,236	Freeport-McMoRan, Inc. (a)	130,509
8,427	Newmont Mining Corp.	284,917
5,239	Nucor Corp.	321,308
1,859	Reliance Steel & Aluminum Co.	146,526
1,285	Royal Gold, Inc.	90,824
5,124	Southern Copper Corp.	181,236
5,406	Steel Dynamics, Inc.	195,373
4,422	United States Steel Corp.	98,699

		1,633,030

	Paper & Forest Products — 0.0% (e)
2,853	Domtar Corp.	113,121

	Total Materials	15,335,006

	Real Estate — 2.0%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
1,259	Alexandria Real Estate Equities, Inc.	141,650
2,822	American Tower Corp.	355,403
2,451	AvalonBay Communities, Inc.	465,298
2,883	Boston Properties, Inc.	364,988
593	Camden Property Trust	48,822
869	Care Capital Properties, Inc.	23,350
2,160	Corporate Office Properties Trust	70,718
2,319	Digital Realty Trust, Inc.	266,314
1,511	Duke Realty Corp.	41,900
3,322	Equity Residential	214,535
333	Essex Property Trust, Inc.	81,408
2,951	Federal Realty Investment Trust	386,256
7,054	GGP Inc.	152,437
12,433	Host Hotels & Resorts Inc.	223,172
2,617	Iron Mountain, Inc.	90,967
9,345	Kimco Realty Corp.	189,610
471	Liberty Property Trust	19,108

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
2,419	Macerich Co. (The)	151,018
3,018	Park Hotels & Resorts Inc.	77,472
4,828	Prologis, Inc.	262,691
5,063	Rayonier, Inc.	142,878
3,219	Realty Income Corp.	187,829
3,964	Senior Housing Properties Trust	85,305
1,856	Simon Property Group, Inc.	306,723
594	Taubman Centers, Inc.	37,155
3,518	Ventas, Inc.	225,187
1,151	Vornado Realty Trust	110,772
3,783	Weingarten Realty Investors	123,969
3,490	Welltower, Inc.	249,326
6,549	Weyerhaeuser Co.	221,815

		5,318,076

	Real Estate Management & Development — 0.1%
3,217	CBRE Group, Inc., Class A (a)	115,201
224	Jones Lang LaSalle, Inc.	25,729

		140,930

	Total Real Estate	5,459,006

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
35,035	AT&T, Inc.	1,388,437
2,104	Frontier Communications Corp.	3,956
24,176	Verizon Communications, Inc.	1,109,920
43,408	Windstream Holdings, Inc.	239,612

		2,741,925

	Wireless Telecommunication Services — 0.1%
6,342	Telephone & Data Systems, Inc.	174,151
60	T-Mobile US, Inc. (a)	4,036
1,777	United States Cellular Corp. (a)	69,623

		247,810

	Total Telecommunication Services	2,989,735

	Utilities — 13.2%
	Electric Utilities — 6.9%
38,267	Alliant Energy Corp.	1,504,658
23,559	American Electric Power Co., Inc.	1,598,007
18,388	Duke Energy Corp.	1,517,010
19,938	Edison International, Inc.	1,594,442
17,643	Entergy Corp.	1,345,455
24,822	Eversource Energy	1,474,427
34,273	Exelon Corp.	1,186,874
3,173	FirstEnergy Corp.	95,000
9,964	NextEra Energy, Inc.	1,330,792

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
19,293	PG&E Corp.	1,293,596
18,609	Pinnacle West Capital Corp.	1,583,440
39,512	PPL Corp.	1,505,802
28,553	Southern Co. (The)	1,421,939
33,721	Xcel Energy, Inc.	1,519,131

		18,970,573

	Multi-Utilities — 5.8%
27,726	Ameren Corp.	1,516,335
45,419	CenterPoint Energy, Inc.	1,295,804
33,705	CMS Energy Corp.	1,530,207
19,045	Consolidated Edison, Inc.	1,509,888
16,596	Dominion Resources, Inc.	1,285,028
14,942	DTE Energy Co.	1,562,784
63,409	NiSource, Inc.	1,537,668
32,297	Public Service Enterprise Group, Inc.	1,422,683
20,507	SCANA Corp.	1,359,819
12,877	Sempra Energy	1,455,358
24,284	WEC Energy Group, Inc.	1,469,668

		15,945,242

	Water Utilities — 0.5%
15,640	American Water Works Co., Inc.	1,247,446

	Total Utilities	36,163,261

	Total Common Stocks (Cost $255,309,036)	273,012,119

Short-Term Investment — 0.4%
	Investment Company — 0.4%
1,052,093	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (b) (d) (Cost $1,052,093)	1,052,093

	Total Investments — 99.9% (Cost $256,361,129)	274,064,212
	Other Assets in Excess of Liabilities — 0.1%	193,596

	NET ASSETS — 100.0%	$274,257,808

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
	Consumer Discretionary —16.4%
	Auto Components — 0.8%
183	Adient plc (Ireland)	13,461
1,364	Delphi Automotive plc (Jersey)	109,666
8,981	Gentex Corp.	185,458
32	Goodyear Tire & Rubber Co. (The)	1,159
923	Lear Corp.	131,675

		441,419

	Automobiles — 0.5%
2,769	Harley-Davidson, Inc.	157,307
1,472	Thor Industries, Inc.	141,577

		298,884

	Distributors — 0.7%
1,865	Genuine Parts Co.	171,617
3,515	LKQ Corp. (a)	109,809
1,155	Pool Corp.	138,161

		419,587

	Diversified Consumer Services — 0.8%
240	Graham Holdings Co., Class B	144,408
2,514	H&R Block, Inc.	62,322
4,084	Service Corp. International	131,586
3,056	ServiceMaster Global Holdings, Inc. (a)	116,434

		454,750

	Hotels, Restaurants & Leisure — 3.0%
2,944	Aramark	107,515
1,291	Choice Hotels International, Inc.	80,946
1,952	Darden Restaurants, Inc.	166,291
530	Domino’s Pizza, Inc.	96,137
2,252	Dunkin’ Brands Group, Inc.	125,797
320	Hilton Grand Vacations Inc. (a)	10,710
2,111	Hilton Worldwide Holdings Inc.	124,486
2,084	International Game Technology plc (United Kingdom)	46,265
1,512	Marriott International, Inc., Class A	142,763
502	Panera Bread Co., Class A (a)	156,965
852	Royal Caribbean Cruises Ltd. (Liberia)	90,823
1,912	Six Flags Entertainment Corp.	119,710
696	Vail Resorts, Inc.	137,571
8,288	Wendy’s Co. (The)	122,165
1,266	Wyndham Worldwide Corp.	120,662
554	Wynn Resorts Ltd.	68,148

		1,716,954

	Household Durables — 2.7%
3,509	DR Horton, Inc.	115,411

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
2,344	Garmin Ltd. (Switzerland)	119,169
5,101	Leggett & Platt, Inc.	268,007
2,365	Lennar Corp., Class A	119,433
639	Mohawk Industries, Inc. (a)	150,031
3,099	Newell Rubbermaid, Inc.	147,946
106	NVR, Inc. (a)	223,792
7,049	PulteGroup, Inc.	159,801
1,708	Tupperware Brands Corp.	122,651
673	Whirlpool Corp.	124,963

		1,551,204

	Leisure Products — 0.8%
1,925	Brunswick Corp.	109,244
1,827	Hasbro, Inc.	181,074
4,367	Mattel, Inc.	97,908
896	Polaris Industries, Inc.	76,393

		464,619

	Media — 2.1%
3,654	Cinemark Holdings, Inc.	157,853
2,743	Discovery Communications, Inc., Class A (a)	78,944
2,240	Discovery Communications, Inc., Class C (a)	62,675
4,745	Interpublic Group of Cos., Inc. (The)	111,840
652	Liberty Broadband Corp., Class C (a)	59,436
1,185	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	45,148
4,286	MSG Networks, Inc. (a)	106,936
1,728	Omnicom Group, Inc.	141,903
5,059	Regal Entertainment Group, Class A	111,652
1,270	Scripps Networks Interactive, Inc., Class A	94,894
27,516	Sirius XM Holdings, Inc.	136,204
2,618	TEGNA, Inc.	66,707
1,464	Viacom, Inc., Class B	62,308

		1,236,500

	Multiline Retail — 0.7%
1,171	Dillard’s, Inc., Class A	64,838
1,232	Dollar General Corp.	89,579
1,272	Dollar Tree, Inc. (a)	105,283
1,425	Kohl’s Corp.	55,618
1,634	Macy’s, Inc.	47,746
1,394	Nordstrom, Inc.	67,288

		430,352

	Specialty Retail — 3.3%
623	Advance Auto Parts, Inc.	88,553
1,559	AutoNation, Inc. (a)	65,478
4	AutoZone, Inc. (a)	2,769

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
2,392	Bed Bath & Beyond, Inc.	92,690
2,373	Best Buy Co., Inc.	122,945
1,036	Burlington Stores, Inc. (a)	102,481
1,834	Cabela’s, Inc. (a)	100,136
1,194	CarMax, Inc. (a)	69,849
1,794	CST Brands, Inc.	86,632
1,338	Dick’s Sporting Goods, Inc.	67,636
1,431	Foot Locker, Inc.	110,674
1,750	GameStop Corp., Class A	39,708
2,802	Gap, Inc. (The)	73,412
1,184	Murphy USA, Inc. (a)	82,371
469	O’Reilly Automotive, Inc. (a)	116,382
1,434	Penske Automotive Group, Inc.	68,416
2,138	Ross Stores, Inc.	138,970
663	Sally Beauty Holdings, Inc. (a)	12,610
689	Signet Jewelers Ltd. (Bermuda)	45,364
1,343	Tiffany & Co.	123,086
1,424	Tractor Supply Co.	88,160
315	Ulta Beauty, Inc. (a)	88,654
2,042	Urban Outfitters, Inc. (a)	46,721
1,894	Williams-Sonoma, Inc.	102,371

		1,936,068

	Textiles, Apparel & Luxury Goods — 1.0%
1,235	Carter’s, Inc.	113,669
2,735	Coach, Inc.	107,732
3,541	Hanesbrands, Inc.	77,229
1,514	lululemon athletica, Inc. (a)	78,728
1,606	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	59,952
968	PVH Corp.	97,797
3,264	Under Armour, Inc., Class C (a)	63,354

		598,461

	Total Consumer Discretionary	9,548,798

	Consumer Staples — 6.8%
	Beverages — 0.8%
3,967	Brown-Forman Corp., Class B	187,718
1,857	Dr. Pepper Snapple Group, Inc.	170,194
1,117	Molson Coors Brewing Co., Class B	107,109

		465,021

	Food & Staples Retailing — 0.4%
1,003	Casey’s General Stores, Inc.	112,406
3,139	Whole Foods Market, Inc.	114,166

		226,572

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 4.2%
1,245	Bunge Ltd. (Bermuda)	98,392
3,331	Campbell Soup Co.	191,666
3,505	ConAgra Foods, Inc.	135,924
8,437	Flowers Foods, Inc.	165,449
1,894	Hershey Co. (The)	204,931
4,498	Hormel Foods Corp.	157,790
1,356	Ingredion, Inc.	167,900
1,519	JM Smucker Co. (The)	192,488
3,301	Kellogg Co.	234,371
1,169	Lamb Weston Holdings, Inc.	48,806
2,503	McCormick & Co., Inc. (Non-Voting)	250,050
1,245	Mead Johnson Nutrition Co., Class A	110,456
4,733	Pilgrim’s Pride Corp. (a)	122,868
3,380	Pinnacle Foods, Inc.	196,547
358	Post Holdings, Inc. (a)	30,140
1,630	Tyson Foods, Inc., Class A	104,744

		2,412,522

	Household Products — 1.2%
4,610	Church & Dwight Co., Inc.	228,333
1,948	Clorox Co. (The)	260,428
1,348	Energizer Holdings, Inc.	79,842
1,017	Spectrum Brands Holdings, Inc.	146,174

		714,777

	Personal Products — 0.2%
583	Coty, Inc., Class A	10,407
12	Edgewell Personal Care Co. (a)	858
1,858	Nu Skin Enterprises, Inc., Class A	102,617

		113,882

	Total Consumer Staples	3,932,774

	Energy — 3.2%
	Energy Equipment & Services — 1.2%
1,628	Baker Hughes, Inc.	96,654
1,208	Dril-Quip, Inc. (a)	62,272
6,052	Ensco plc, Class A (United Kingdom)	47,750
746	Helmerich & Payne, Inc.	45,237
3,216	Nabors Industries Ltd. (Bermuda)	33,254
2,096	National Oilwell Varco, Inc.	73,297
3,527	Noble Corp. plc (United Kingdom)	16,930
2,199	Oceaneering International, Inc.	58,032
1,804	Patterson-UTI Energy, Inc.	39,048
2,744	Rowan Co. plc, Class A (United Kingdom) (a)	38,608
4,120	RPC, Inc.	74,860
2,943	Superior Energy Services, Inc. (a)	35,551
5,484	Transocean Ltd. (Switzerland) (a)	60,489

		681,982

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 2.0%
1,808	Antero Resources Corp. (a)	38,312
112	Cheniere Energy, Inc. (a)	5,079
1,777	CONSOL Energy, Inc. (a)	26,975
886	Diamondback Energy, Inc. (a)	88,458
172	Energen Corp. (a)	8,942
1,247	Hess Corp.	60,891
2,687	HollyFrontier Corp.	75,612
680	Laredo Petroleum, Inc. (a)	8,745
3,458	Marathon Oil Corp.	51,420
1,699	Marathon Petroleum Corp.	86,547
1,823	Murphy Oil Corp.	47,726
2,030	Noble Energy, Inc. (a)	65,630
3,517	ONEOK, Inc.	185,029
1,940	Parsley Energy, Inc., Class A (a)	57,793
2,186	PBF Energy, Inc., Class A	48,792
2,812	QEP Resources, Inc. (a)	33,210
2,441	Rice Energy, Inc. (a)	51,969
727	SM Energy Co.	16,423
796	Targa Resources Corp.	43,883
805	Tesoro Corp.	64,167
2,349	Williams Cos., Inc. (The)	71,950
719	World Fuel Services Corp.	26,481
2,713	WPX Energy, Inc. (a)	32,366

		1,196,400

	Total Energy	1,878,382

	Financials — 9.0%
	Banks — 2.0%
871	Associated Banc-Corp	21,688
612	Bank of Hawaii Corp.	49,866
1,032	BankUnited, Inc.	36,419
1,128	Citizens Financial Group, Inc.	41,409
643	Comerica, Inc.	45,460
1,403	Commerce Bancshares, Inc.	77,095
832	Cullen/Frost Bankers, Inc.	78,532
873	East West Bancorp, Inc.	47,378
2,124	Fifth Third Bancorp	51,889
2,256	First Horizon National Corp.	41,398
639	First Republic Bank	59,082
5,478	Huntington Bancshares, Inc.	70,447
2,455	KeyCorp	44,779
584	M&T Bank Corp.	90,759
759	PacWest Bancorp	37,487
3,897	People’s United Financial, Inc.	68,081
872	Popular, Inc. (Puerto Rico)	36,546
3,230	Regions Financial Corp.	44,413

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,241	SunTrust Banks, Inc.	70,501
28	SVB Financial Group (a)	4,926
1,660	Synovus Financial Corp.	69,388
969	Western Alliance Bancorp (a)	46,415
962	Zions Bancorporation	38,509

		1,172,467

	Capital Markets — 1.7%
486	Ameriprise Financial, Inc.	62,135
536	CBOE Holdings, Inc.	44,172
268	Donnelley Financial Solutions, Inc. (a)	5,955
1,094	Eaton Vance Corp.	46,965
876	FactSet Research Systems, Inc.	143,016
1,673	Federated Investors, Inc., Class B	44,870
958	Invesco Ltd. (Bermuda)	31,556
807	Lazard Ltd., Class A (Bermuda)	34,653
108	Legg Mason, Inc.	4,037
902	LPL Financial Holdings, Inc.	37,920
325	MarketAxess Holdings, Inc.	62,569
564	MSCI, Inc., Class A	56,580
1,377	Nasdaq, Inc.	94,834
840	Northern Trust Corp.	75,600
800	Raymond James Financial, Inc.	59,616
1,537	SEI Investments Co.	77,941
885	T. Rowe Price Group, Inc.	62,738
1,088	TD Ameritrade Holding Corp.	41,638

		986,795

	Consumer Finance — 0.2%
2,303	Navient Corp.	35,006
1,617	Santander Consumer USA Holdings, Inc. (a)	20,601
4,206	SLM Corp. (a)	52,743
1,113	Synchrony Financial	30,941

		139,291

	Insurance — 4.3%
151	Alleghany Corp. (a)	92,216
3,567	Allied World Assurance Co. Holdings AG (Switzerland)	189,372
1,410	American Financial Group, Inc.	137,207
1,253	AmTrust Financial Services, Inc.	20,111
1,694	Arch Capital Group Ltd. (Bermuda) (a)	164,267
1,942	Arthur J Gallagher & Co.	108,383
1,690	Aspen Insurance Holdings Ltd. (Bermuda)	88,471
905	Assurant, Inc.	87,097
1,212	Assured Guaranty Ltd. (Bermuda)	46,214
1,555	Axis Capital Holdings Ltd. (Bermuda)	102,475

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
2,154	Brown & Brown, Inc.	92,407
1,208	Cincinnati Financial Corp.	87,085
77	CNA Financial Corp.	3,485
278	Erie Indemnity Co., Class A	34,422
419	Everest Re Group Ltd. (Bermuda)	105,466
917	First American Financial Corp.	39,807
1,777	FNF Group	72,768
450	Hanover Insurance Group, Inc. (The)	39,721
1,536	Hartford Financial Services Group, Inc. (The)	74,281
548	Lincoln National Corp.	36,130
10	Markel Corp. (a)	9,696
735	Mercury General Corp.	45,195
2,700	Old Republic International Corp.	55,836
1,242	Principal Financial Group, Inc.	80,891
2,350	Progressive Corp. (The)	93,342
824	Reinsurance Group of America, Inc., Class A	103,033
673	RenaissanceRe Holdings Ltd. (Bermuda)	95,680
1,563	Torchmark Corp.	119,898
1,198	Unum Group	55,503
1,545	Validus Holdings Ltd. (Bermuda)	85,408
1,531	W.R. Berkley Corp.	104,077

		2,469,944

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
4,258	AGNC Investment Corp.	89,716
6,877	Annaly Capital Management, Inc.	81,217
2,428	Chimera Investment Corp.	49,434
8,173	MFA Financial, Inc.	67,918
3,513	Starwood Property Trust, Inc.	79,710
8,550	Two Harbors Investment Corp.	85,415

		453,410

	Total Financials	5,221,907

	Health Care — 13.5%
	Biotechnology — 0.4%
843	Incyte Corp. (a)	104,768
1,139	United Therapeutics Corp. (a)	143,172

		247,940

	Health Care Equipment & Supplies — 5.4%
834	ABIOMED, Inc. (a)	108,687
1,080	Alere, Inc. (a)	53,104
1,961	Align Technology, Inc. (a)	263,990
1,203	C.R. Bard, Inc.	369,898
1,033	Cooper Co., Inc. (The)	206,941
3,840	DENTSPLY SIRONA, Inc.	242,842
1,289	Edwards Lifesciences Corp. (a)	141,365

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
3,072	Hill-Rom Holdings, Inc.	232,366
4,004	Hologic, Inc. (a)	180,781
1,007	IDEXX Laboratories, Inc. (a)	168,904
311	Intuitive Surgical, Inc. (a)	259,955
2,646	ResMed, Inc.	179,901
1,194	Teleflex, Inc.	247,027
734	Varex Imaging Corp. (a)	24,633
1,833	Varian Medical Systems, Inc. (a)	166,326
1,329	West Pharmaceutical Services, Inc.	122,308
1,629	Zimmer Biomet Holdings, Inc.	194,910

		3,163,938

	Health Care Providers & Services — 4.3%
3,005	Acadia Healthcare Co., Inc. (a)	130,958
1,245	AmerisourceBergen Corp., Class A	102,152
278	Brookdale Senior Living, Inc. (a)	3,611
2,282	Centene Corp. (a)	169,781
2,756	DaVita, Inc. (a)	190,192
1,895	Envision Healthcare Corp. (a)	106,177
1,714	Henry Schein, Inc. (a)	297,893
1,758	Laboratory Corp. of America Holdings (a)	246,384
2,931	LifePoint Health, Inc. (a)	182,162
3,265	MEDNAX, Inc. (a)	197,075
3,594	Patterson Cos., Inc.	159,897
2,167	Quest Diagnostics, Inc.	228,640
384	Tenet Healthcare Corp. (a)	6,017
1,411	Universal Health Services, Inc., Class B	170,392
973	VCA, Inc. (a)	89,098
1,269	WellCare Health Plans, Inc. (a)	194,677

		2,475,106

	Health Care Technology — 0.5%
8,095	Allscripts Healthcare Solutions, Inc. (a)	96,897
1,945	Cerner Corp. (a)	125,939
1,464	Veeva Systems, Inc., Class A (a)	78,500

		301,336

	Life Sciences Tools & Services — 1.9%
1,921	Agilent Technologies, Inc.	105,751
991	Bio-Techne Corp.	106,116
2,137	Charles River Laboratories International, Inc. (a)	191,689
602	Illumina, Inc. (a)	111,286
215	Mettler-Toledo International, Inc. (a)	110,385
161	PerkinElmer, Inc.	9,565
1,110	QIAGEN NV (Netherlands) (a)	33,400
2,595	Quintiles Transnational Holdings, Inc. (a)	218,707

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
1,232	Waters Corp. (a)	209,304

		1,096,203

	Pharmaceuticals — 1.0%
3,749	Akorn, Inc. (a)	125,404
1,938	Mallinckrodt plc (Ireland) (a)	90,931
1,475	Perrigo Co. plc (Ireland)	109,062
4,195	Zoetis, Inc., Class A	235,381

		560,778

	Total Health Care	7,845,301

	Industrials — 12.0%
	Aerospace & Defense — 1.1%
2,091	Arconic, Inc.	57,147
661	BWX Technologies Inc.	32,501
1,796	Hexcel Corp.	92,943
298	Huntington Ingalls Industries, Inc.	59,865
436	L3 Technologies, Inc.	74,892
367	Orbital ATK, Inc.	36,333
1,268	Rockwell Collins, Inc.	131,986
1,309	Spirit AeroSystems Holdings, Inc., Class A	74,823
1,320	Textron, Inc.	61,591

		622,081

	Air Freight & Logistics — 0.2%
803	C.H. Robinson Worldwide, Inc.	58,378
1,292	Expeditors International of Washington, Inc.	72,469

		130,847

	Airlines — 0.7%
1,140	Alaska Air Group, Inc.	97,002
1,471	American Airlines Group, Inc.	62,694
526	Copa Holdings S.A., Class A (Panama)	61,237
3,919	JetBlue Airways Corp. (a)	85,552
866	Spirit Airlines, Inc. (a)	49,596
1,018	United Continental Holdings, Inc. (a)	71,474

		427,555

	Building Products — 1.0%
1,350	Allegion plc (Ireland)	106,164
1,707	AO Smith Corp.	91,973
414	Armstrong World Industries, Inc. (a)	19,355
1,236	Fortune Brands Home & Security, Inc.	78,783
1,809	Johnson Controls International plc (Ireland)	75,200
623	Lennox International, Inc.	103,038
1,137	Owens Corning	69,186
1,867	USG Corp. (a)	56,570

		600,269

SHARES	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 1.4%
794	Cintas Corp.	97,241
7,487	Copart, Inc. (a)	231,348
1,849	Covanta Holding Corp.	26,903
3,754	KAR Auction Services, Inc.	163,750
268	LSC Communications, Inc.	6,933
6,018	Pitney Bowes, Inc.	79,979
2,776	Republic Services, Inc., Class A	174,860
712	RR Donnelley & Sons Co.	8,950

		789,964

	Construction & Engineering — 0.5%
638	Chicago Bridge & Iron Co., N.V. (Netherlands)	19,191
1,130	Fluor Corp.	57,992
1,060	Jacobs Engineering Group, Inc.	58,215
1,526	Quanta Services, Inc. (a)	54,082
592	Valmont Industries, Inc.	90,191

		279,671

	Electrical Equipment — 0.5%
207	Acuity Brands, Inc.	36,453
1,041	Hubbell, Inc., Class B	117,768
374	Regal Beloit Corp.	29,490
634	Rockwell Automation, Inc.	99,760

		283,471

	Industrial Conglomerates — 0.3%
708	Carlisle Co., Inc.	71,784
404	Roper Technologies, Inc.	88,355

		160,139

	Machinery — 4.0%
1,436	AGCO Corp.	91,890
2,685	Allison Transmission Holdings, Inc.	103,856
676	Crane Co.	54,019
515	Cummins, Inc.	77,734
1,088	Donaldson Co., Inc.	50,353
996	Dover Corp.	78,564
1,094	Flowserve Corp.	55,652
1,117	Graco, Inc.	120,468
1,050	IDEX Corp.	109,998
1,088	Ingersoll-Rand plc (Ireland)	96,560
721	ITT, Inc.	30,376
1,059	Lincoln Electric Holdings, Inc.	94,283
1,209	Middleby Corp. (The) (a)	164,581
475	Nordson Corp.	59,470
889	Oshkosh Corp.	61,688
1,061	PACCAR, Inc.	70,800

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
490	Parker-Hannifin Corp.	78,792
1,310	Snap-on, Inc.	219,464
3,326	SPX Corp. (a)	80,023
1,633	Stanley Black & Decker, Inc.	222,333
549	Terex Corp.	19,204
1,115	Timken Co. (The)	53,799
3,509	Toro Co. (The)	227,804
873	Trinity Industries, Inc.	23,484
2	WABCO Holdings, Inc. (a)	238
2,087	Xylem, Inc.	107,293

		2,352,726

	Marine — 0.0% (e)
320	Kirby Corp. (a)	22,592

	Professional Services — 0.8%
721	Dun & Bradstreet Corp. (The)	79,029
663	Equifax, Inc.	89,710
641	ManpowerGroup, Inc.	64,728
2,254	Nielsen Holdings plc (United Kingdom)	92,707
1,459	Robert Half International, Inc.	67,187
1,101	Verisk Analytics, Inc., Class A (a)	91,174

		484,535

	Road & Rail — 0.7%
1,103	Avis Budget Group, Inc. (a)	33,641
955	J.B. Hunt Transport Services, Inc.	85,625
646	Kansas City Southern	58,185
1,319	Landstar System, Inc.	112,709
565	Old Dominion Freight Line, Inc.	50,014
579	Ryder System, Inc.	39,320

		379,494

	Trading Companies & Distributors — 0.7%
1,165	Air Lease Corp., Class A	44,433
924	Fastenal Co.	41,284
1,516	HD Supply Holdings, Inc. (a)	61,095
643	MSC Industrial Direct Co., Inc., Class A	57,568
274	United Rentals, Inc. (a)	30,047
187	W.W. Grainger, Inc.	36,035
580	Watsco, Inc.	80,504
649	WESCO International Inc. (a)	39,556

		390,522

	Transportation Infrastructure — 0.1%
1,040	Macquarie Infrastructure Corp.	84,625

	Total Industrials	7,008,491

SHARES	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 14.5%
	Communications Equipment — 1.5%
744	Arista Networks, Inc. (a)	103,892
179	ARRIS International plc (United Kingdom) (a)	4,652
6,014	Brocade Communications Systems, Inc.	75,596
1,641	CommScope Holding Co., Inc. (a)	68,988
1,023	F5 Networks, Inc. (a)	132,100
1,561	Harris Corp.	174,660
4,001	Juniper Networks, Inc.	120,310
1,946	Motorola Solutions, Inc.	167,298

		847,496

	Electronic Equipment, Instruments & Components — 1.4%
1,618	Amphenol Corp., Class A	116,998
936	Arrow Electronics, Inc. (a)	65,988
1,824	Avnet, Inc.	70,570
1,432	AVX Corp.	24,215
3,176	CDW Corp.	187,670
448	Cognex Corp.	38,232
281	Dolby Laboratories, Inc., Class A	14,817
2,427	FLIR Systems, Inc.	89,144
387	IPG Photonics Corp. (a)	48,886
2,079	Jabil Circuit, Inc.	60,333
1,967	National Instruments Corp.	68,668
351	VeriFone Systems, Inc. (a)	6,507
363	Zebra Technologies Corp., Class A (a)	34,220

		826,248

	Internet Software & Services — 0.7%
2,053	Akamai Technologies, Inc. (a)	125,110
1,624	IAC/Interactive Corp. (a)	134,808
1,568	VeriSign, Inc. (a)	139,427

		399,345

	IT Services — 3.2%
4,494	Amdocs Ltd. (Guernsey)	275,213
1,230	Booz Allen Hamilton Holding Corp., Class A	44,194
1,852	Broadridge Financial Solutions, Inc.	129,529
1,101	Conduent, Inc. (a)	17,957
542	CoreLogic, Inc. (a)	23,165
1,733	CSRA, Inc.	50,396
1,629	DST Systems, Inc.	200,546
458	Euronet Worldwide, Inc. (a)	37,840
1,092	Fidelity National Information Services, Inc.	91,935
1,052	Fiserv, Inc. (a)	125,335
1,483	Gartner, Inc. (a)	169,195
779	Global Payments, Inc.	63,691
1,093	Jack Henry & Associates, Inc.	105,934

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
2,242	Leidos Holdings, Inc.	118,064
1,291	Paychex, Inc.	76,530
5,351	Sabre Corp.	125,267
511	Teradata Corp. (a)	14,911
1,573	Total System Services, Inc.	90,149
1,152	Vantiv, Inc., Class A (a)	71,470
1,930	Western Union Co. (The)	38,330

		1,869,651

	Semiconductors & Semiconductor Equipment — 3.3%
2,233	Analog Devices, Inc.	170,155
10,218	Cypress Semiconductor Corp.	143,154
1,137	First Solar, Inc. (a)	33,598
1,654	KLA-Tencor Corp.	162,456
1,352	Lam Research Corp.	195,837
8,537	Marvell Technology Group Ltd. (Bermuda)	128,226
3,389	Maxim Integrated Products, Inc.	149,624
2,451	Microchip Technology, Inc.	185,247
3,204	Micron Technology, Inc. (a)	88,655
948	NVIDIA Corp.	98,876
6,137	ON Semiconductor Corp. (a)	87,023
873	Qorvo, Inc. (a)	59,390
1,114	Skyworks Solutions, Inc.	111,110
2,468	SunPower Corp., Class A (a)	17,128
5,328	Teradyne, Inc.	187,918
1,943	Xilinx, Inc.	122,623

		1,941,020

	Software — 3.9%
1,736	ANSYS, Inc. (a)	191,238
5,483	CA, Inc.	180,007
6,292	Cadence Design Systems, Inc. (a)	204,930
1,983	CDK Global, Inc.	128,915
1,160	Citrix Systems, Inc. (a)	93,890
1,459	Electronic Arts, Inc. (a)	138,342
1,753	Manhattan Associates, Inc. (a)	81,848
3,769	Nuance Communications, Inc. (a)	67,427
2,851	PTC, Inc. (a)	154,097
1,526	Red Hat, Inc. (a)	134,410
4,019	SS&C Technologies Holdings, Inc.	147,658
6,409	Symantec Corp.	202,717
3,825	Synopsys, Inc. (a)	281,902
735	Tyler Technologies, Inc. (a)	120,239
564	Ultimate Software Group, Inc. (The) (a)	114,306

		2,241,926

SHARES	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — 0.5%
1,723	NCR Corp. (a)	71,074
3,021	NetApp, Inc.	120,387
937	Western Digital Corp.	83,459
5,503	Xerox Corp.	39,566

		314,486

	Total Information Technology	8,440,172

	Materials — 6.5%
	Chemicals — 3.4%
1,180	Albemarle Corp.	128,514
1,375	Ashland Global Holdings, Inc.	169,813
1,886	Cabot Corp.	113,518
1,425	Celanese Corp., Class A	124,032
1,684	CF Industries Holdings, Inc.	45,030
1,740	Eastman Chemical Co.	138,765
1,662	FMC Corp.	121,708
3,042	Huntsman Corp.	75,350
1,388	International Flavors & Fragrances, Inc.	192,363
2,418	Mosaic Co. (The)	65,117
179	NewMarket Corp.	84,255
3,169	RPM International, Inc.	166,563
2,111	Scotts Miracle-Gro Co. (The), Class A	203,923
705	Valspar Corp. (The)	79,270
1,893	Westlake Chemical Corp.	117,839
2,150	WR Grace & Co.	149,898

		1,975,958

	Construction Materials — 0.3%
478	Eagle Materials, Inc.	45,874
263	Martin Marietta Materials, Inc.	57,910
615	Vulcan Materials Co.	74,341

		178,125

	Containers & Packaging — 1.7%
944	AptarGroup, Inc.	75,803
2,299	Avery Dennison Corp.	191,300
909	Ball Corp.	69,893
1,244	Bemis Co., Inc.	55,893
1,396	Berry Global Group, Inc. (a)	69,800
955	Crown Holdings, Inc. (a)	53,566
5,060	Graphic Packaging Holding Co.	68,715
1,840	International Paper Co.	99,305
834	Packaging Corp of America	82,382
1,441	Sealed Air Corp.	63,433
1,127	Silgan Holdings, Inc.	68,318

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
1,091	Sonoco Products Co.	57,070
916	WestRock Co.	49,061

		1,004,539

	Metals & Mining — 1.0%
694	Alcoa Corp.	23,408
1,199	Compass Minerals International, Inc.	79,134
2,231	Newmont Mining Corp.	75,430
1,381	Nucor Corp.	84,697
1,002	Reliance Steel & Aluminum Co.	78,978
735	Royal Gold, Inc.	51,950
1,998	Southern Copper Corp.	70,669
2,309	Steel Dynamics, Inc.	83,447
1,127	United States Steel Corp.	25,155

		572,868

	Paper & Forest Products — 0.1%
1,772	Domtar Corp.	70,260

	Total Materials	3,801,750

	Real Estate — 4.9%
	Equity Real Estate Investment Trusts (REITs) — 4.9%
495	Alexandria Real Estate Equities, Inc.	55,692
927	American Campus Communities, Inc.	43,931
2,402	American Homes 4 Rent, Class A	55,366
1,077	Apartment Investment & Management Co.	47,108
525	AvalonBay Communities, Inc.	99,666
451	Boston Properties, Inc.	57,097
2,291	Brandywine Realty Trust	38,878
1,413	Brixmor Property Group, Inc.	27,907
654	Camden Property Trust	53,844
2,412	Colony NorthStar Inc., Class A	31,525
1,043	CoreCivic, Inc.	35,931
143	CubeSmart	3,624
944	CyrusOne, Inc.	51,580
1,125	DCT Industrial Trust, Inc.	56,880
901	DDR Corp.	9,740
621	Digital Realty Trust, Inc.	71,316
1,926	Douglas Emmett, Inc.	72,552
2,712	Duke Realty Corp.	75,204
518	EPR Properties	37,664
1,461	Equity Commonwealth (a)	46,737
706	Equity LifeStyle Properties, Inc.	57,122
79	Federal Realty Investment Trust	10,340
1,638	Forest City Realty Trust, Inc., Class A	37,019
1,579	Gaming and Leisure Properties, Inc.	54,949
1,761	GGP Inc.	38,055

SHARES	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
967	Healthcare Trust of America, Inc., Class A	30,838
905	Highwoods Properties, Inc.	46,046
2,060	Hospitality Properties Trust	65,570
3,055	Host Hotels & Resorts, Inc.	54,837
1,067	Iron Mountain, Inc.	37,089
747	Kilroy Realty Corp.	52,686
1,993	Kimco Realty Corp.	40,438
932	Lamar Advertising Co., Class A	67,169
1,643	Liberty Property Trust	66,657
742	Macerich Co. (The)	46,323
448	Mid-America Apartment Communities, Inc.	44,446
1,568	National Retail Properties, Inc.	66,201
1,183	Omega Healthcare Investors, Inc.	39,039
1,774	Outfront Media, Inc.	46,408
690	Park Hotels & Resorts, Inc.	17,712
2,556	Piedmont Office Realty Trust, Inc., Class A	55,849
1,455	Prologis, Inc.	79,167
1,262	Rayonier, Inc.	35,614
1,278	Realty Income Corp.	74,571
748	Regency Centers Corp.	47,259
2,718	Senior Housing Properties Trust	58,491
4,894	Spirit Realty Capital, Inc.	46,101
1,419	STORE Capital Corp.	34,042
507	Sun Communities, Inc.	42,390
1,874	Tanger Factory Outlet Centers, Inc.	58,450
659	Taubman Centers, Inc.	41,220
1,153	Uniti Group Inc.	31,661
1,057	Ventas, Inc.	67,659
5,655	VEREIT, Inc.	47,332
168	Vornado Realty Trust	16,168
1,180	Weingarten Realty Investors	38,669
998	Welltower, Inc.	71,297
1,609	Weyerhaeuser Co.	54,497
533	WP Carey, Inc.	33,366

	Total Real Estate	2,824,989

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
3,002	Level 3 Communications, Inc. (a)	182,401

	Wireless Telecommunication Services — 0.2%
2,645	Telephone & Data Systems, Inc.	72,632
700	United States Cellular Corp. (a)	27,426

		100,058

	Total Telecommunication Services	282,459

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 12.5%
	Electric Utilities — 4.9%
7,400	Alliant Energy Corp.	290,968
3,803	Edison International, Inc.	304,126
2,960	Entergy Corp.	225,730
4,445	Eversource Energy	264,033
10,054	Great Plains Energy, Inc.	297,498
3,616	Hawaiian Electric Industries, Inc.	121,208
4,117	OGE Energy Corp.	143,189
3,517	Pinnacle West Capital Corp.	299,262
8,703	PPL Corp.	331,671
5,509	Westar Energy, Inc., Class A	286,633
6,431	Xcel Energy, Inc.	289,717

		2,854,035

	Gas Utilities — 1.4%
3,789	Atmos Energy Corp.	306,985
3,319	National Fuel Gas Co.	183,806
6,058	UGI Corp.	303,869

		794,660

	Independent Power and Renewable Electricity Producers — 0.3%
15,659	AES Corp.	177,103

	Multi-Utilities — 5.0%
5,656	Ameren Corp.	309,327
3,696	CenterPoint Energy, Inc.	105,447
6,444	CMS Energy Corp.	292,557
3,695	Consolidated Edison, Inc.	292,940
2,707	DTE Energy Co.	283,125

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
2,191	MDU Resources Group, Inc.	58,938
12,644	NiSource, Inc.	306,617
6,309	Public Service Enterprise Group, Inc.	277,911
3,800	SCANA Corp.	251,978
2,680	Sempra Energy	302,894
2,690	Vectren Corp.	159,840
4,110	WEC Energy Group, Inc.	248,737

		2,890,311

	Water Utilities — 0.9%
3,990	American Water Works Co., Inc.	318,243
6,492	Aqua America, Inc.	214,820

		533,063

	Total Utilities	7,249,172

	Total Common Stocks (Cost $52,626,513)	58,034,195

Short-Term Investment — 0.6%
	Investment Company — 0.6%
351,777	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (b) (d) (Cost $351,777)	351,777

	Total Investments — 100.4% (Cost $52,978,290)	58,385,972
	Liabilities in Excess of Other Assets — (0.4)%	(251,128)

	NET ASSETS — 100.0%	$58,134,844

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 21.4%
	Auto Components — 2.6%
3,327	American Axle & Manufacturing Holdings, Inc. (a)	58,522
1,866	Cooper Tire & Rubber Co.	71,468
858	Cooper-Standard Holdings, Inc. (a)	97,014
3,804	Dana, Inc.	73,874
1,691	Dorman Products, Inc. (a)	140,607
1,868	Gentherm, Inc. (a)	69,396
2,012	LCI Industries	203,514
798	Modine Manufacturing Co. (a)	9,656
686	Stoneridge, Inc. (a)	13,452
2,123	Superior Industries International, Inc.	46,175
1,051	Tenneco, Inc.	66,244

		849,922

	Automobiles — 0.3%
2,911	Winnebago Industries, Inc.	83,546

	Distributors — 0.7%
633	Core-Mark Holding Co., Inc.	22,168
1,781	Pool Corp.	213,043

		235,211

	Diversified Consumer Services — 0.9%
862	American Public Education, Inc. (a)	19,050
972	Bridgepoint Education, Inc. (a)	11,858
984	Bright Horizons Family Solutions, Inc. (a)	74,902
550	Carriage Services, Inc., Class A	15,043
1,056	DeVry Education Group, Inc.	39,970
883	Grand Canyon Education, Inc. (a)	66,366
226	Houghton Mifflin Harcourt Co. (a)	2,599
120	K12, Inc. (a)	2,262
1,376	Regis Corp. (a)	15,012
583	Sotheby’s (a)	27,611
233	Strayer Education, Inc.	20,204
2,018	Universal Technical Institute, Inc. (a)	7,305

		302,182

	Hotels, Restaurants & Leisure — 3.7%
2,196	Belmond Ltd., Class A (Bermuda) (a)	27,230
31	Biglari Holdings, Inc. (a)	13,226
669	BJ’s Restaurants, Inc. (a)	30,172
1,404	Bloomin’ Brands, Inc.	30,453
924	Bob Evans Farms, Inc.	61,668
1,953	Boyd Gaming Corp.	44,294
198	Buffalo Wild Wings, Inc. (a)	31,195
852	Caesars Entertainment Corp. (a)	9,457
1,209	Cheesecake Factory, Inc. (The)	77,569

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
231	Churchill Downs, Inc.	38,531
604	Chuy’s Holdings, Inc. (a)	17,999
342	Cracker Barrel Old Country Store, Inc.	54,785
892	Dave & Buster’s Entertainment, Inc. (a)	57,097
397	DineEquity, Inc.	22,446
1,460	Dover Motorsports, Inc.	2,993
1,699	El Pollo Loco Holdings, Inc. (a)	21,323
472	Fiesta Restaurant Group, Inc. (a)	11,493
2,103	ILG, Inc.	50,703
124	Isle of Capri Casinos, Inc. (a)	2,859
402	Jack in the Box, Inc.	40,992
800	Luby’s, Inc. (a)	2,352
360	Marcus Corp.	12,168
506	Marriott Vacations Worldwide Corp.	55,751
676	Noodles & Co., Class A (a)	3,955
2,231	Papa John’s International, Inc.	176,383
1,050	Planet Fitness, Inc., Class A	21,840
1,449	Red Robin Gourmet Burgers, Inc. (a)	85,129
1,266	Red Rock Resorts, Inc., Class A	29,599
1,207	Ruby Tuesday, Inc. (a)	3,078
982	Ruth’s Hospitality Group, Inc.	19,542
2,329	SeaWorld Entertainment, Inc.	40,827
1,109	Sonic Corp.	29,810
1,100	Texas Roadhouse, Inc., Class A	51,568
812	Wingstop, Inc.	23,897

		1,202,384

	Household Durables — 4.0%
806	Bassett Furniture Industries, Inc.	24,220
4,014	Beazer Homes USA, Inc. (a)	49,814
3,728	Ethan Allen Interiors, Inc.	111,094
1,729	Helen of Troy Ltd. (Bermuda) (a)	162,526
1,891	iRobot Corp. (a)	150,788
4,036	KB Home	83,142
3,860	La-Z-Boy, Inc., Class Z	107,694
1,621	LGI Homes, Inc. (a)	51,596
1,799	M/I Homes, Inc. (a)	48,861
3,596	MDC Holdings, Inc.	111,512
1,925	Meritage Homes Corp. (a)	74,979
440	NACCO Industries, Inc., Class A	37,246
991	Skyline Corp. (a)	6,105
754	TopBuild Corp. (a)	38,597
6,648	TRI Pointe Group, Inc. (a)	82,768
1,141	Universal Electronics, Inc. (a)	79,071
1,066	William Lyon Homes, Class A (a)	23,452
6,304	ZAGG, Inc. (a)	44,758

		1,288,223

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet & Catalog Retail — 1.1%
702	HSN, Inc.	25,904
644	Lands’ End, Inc. (a)	15,198
4,392	Nutrisystem, Inc.	234,752
960	PetMed Express, Inc.	22,176
862	Shutterfly, Inc. (a)	44,738

		342,768

	Leisure Products — 0.7%
761	American Outdoor Brands Corp. (a)	16,856
8,411	Callaway Golf Co.	99,670
4,425	JAKKS Pacific, Inc. (a)	21,683
4,555	Nautilus, Inc. (a)	82,901
227	Sturm Ruger & Co., Inc.	13,722

		234,832

	Media — 1.8%
863	AMC Entertainment Holdings, Inc., Class A	26,149
2,711	Gannett Co., Inc.	22,664
1,692	Gray Television, Inc. (a)	24,788
160	Harte-Hanks, Inc. (a)	218
1,086	IMAX Corp. (Canada) (a)	33,123
1,745	Liberty Media Corp. Liberty Formula One, Class A (a)	59,173
1,916	Liberty Media Corp. Liberty Formula One, Class C (a)	67,098
591	Loral Space & Communications, Inc. (a)	22,665
983	MDC Partners, Inc., Class A (Canada)	8,798
1,422	Meredith Corp.	83,258
2,730	New York Times Co. (The), Class A	39,448
602	Nexstar Media Group, Inc., Class A	41,538
932	Scholastic Corp.	40,290
802	Sinclair Broadcast Group, Inc., Class A	31,639
2,034	Time, Inc.	30,917
1,912	World Wrestling Entertainment, Inc., Class A	40,974

		572,740

	Multiline Retail — 0.3%
809	Big Lots, Inc.	40,846
2,085	Fred’s, Inc., Class A	30,691
1,005	Ollie’s Bargain Outlet Holdings, Inc. (a)	38,492
846	Tuesday Morning Corp. (a)	2,750

		112,779

	Specialty Retail — 3.3%
1,320	Aaron’s, Inc.	47,441
841	Abercrombie & Fitch Co., Class A	10,084
2,161	American Eagle Outfitters, Inc.	30,449

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
526	Asbury Automotive Group, Inc. (a)	32,191
1,742	Barnes & Noble, Inc.	14,894
702	Bebe Stores, Inc. (a)	2,794
1,793	Buckle, Inc. (The)	33,529
806	Build-A-Bear Workshop, Inc., Class A (a)	8,382
1,212	Caleres, Inc.	34,930
1,008	Cato Corp. (The), Class A	22,741
2,603	Chico’s FAS, Inc.	35,973
453	Children’s Place, Inc. (The)	52,004
884	Citi Trends, Inc.	16,610
415	Conn’s, Inc. (a)	7,304
2,008	DSW, Inc., Class A	41,405
1,085	Express, Inc. (a)	9,364
1,263	Finish Line, Inc. (The), Class A	19,968
742	Five Below, Inc. (a)	36,447
1,814	Francesca’s Holdings Corp. (a)	28,625
425	Genesco, Inc. (a)	22,653
1,016	GNC Holdings, Inc., Class A	7,904
538	Group 1 Automotive, Inc.	37,095
1,642	Guess?, Inc.	18,325
939	Haverty Furniture Co., Inc.	23,146
870	Hibbett Sports, Inc. (a)	22,620
916	Kirkland’s, Inc. (a)	10,772
315	Lithia Motors, Inc., Class A	30,098
317	Lumber Liquidators Holdings, Inc. (a)	7,782
1,500	Monro Muffler Brake, Inc.	77,775
4,536	Office Depot, Inc.	22,544
1,620	Pier 1 Imports, Inc.	10,919
977	Rent-A-Center, Inc., Class A	10,444
356	RH (a)	17,077
2,239	Select Comfort Corp. (a)	69,185
1,614	Shoe Carnival, Inc.	40,947
856	Sonic Automotive, Inc., Class A	16,778
1,353	Stage Stores, Inc.	3,897
1,168	Stein Mart, Inc.	2,885
693	Tailored Brands, Inc.	8,545
990	Tile Shop Holdings, Inc.	21,137
551	Vitamin Shoppe, Inc. (a)	10,634
5,016	Zumiez, Inc. (a)	90,037

		1,068,334

	Textiles, Apparel & Luxury Goods — 2.0%
3,240	Columbia Sportswear Co.	183,449
2,556	G-III Apparel Group Ltd. (a)	60,577
875	Iconix Brand Group, Inc. (a)	6,125
916	Movado Group, Inc.	21,434

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
1,017	Oxford Industries, Inc.	58,966
5,320	Steven Madden Ltd. (a)	202,426
6,581	Vera Bradley, Inc. (a)	60,216
2,961	Wolverine World Wide, Inc.	71,390

		664,583

	Total Consumer Discretionary	6,957,504

	Consumer Staples — 9.2%
	Beverages — 1.2%
938	Boston Beer Co., Inc. (The), Class A (a)	135,400
465	Coca-Cola Bottling Co., Consolidated	98,515
881	MGP Ingredients, Inc.	46,129
1,184	National Beverage Corp.	104,891

		384,935

	Food & Staples Retailing — 0.8%
1,990	Andersons, Inc. (The)	74,326
458	Ingles Markets, Inc., Class A	21,389
964	Performance Food Group Co. (a)	24,004
428	PriceSmart, Inc.	37,215
1,890	SpartanNash Co.	69,552
680	United Natural Foods, Inc. (a)	28,240

		254,726

	Food Products — 4.1%
2,723	B&G Foods, Inc.	114,366
885	Calavo Growers, Inc.	58,056
1,599	Cal-Maine Foods, Inc. (a)	60,362
4,313	Darling Ingredients, Inc. (a)	65,256
4,154	Dean Foods Co.	82,000
174	Farmer Brothers Co. (a)	6,177
3,169	Fresh Del Monte Produce, Inc. (Cayman Islands)	194,260
961	J&J Snack Foods Corp.	129,331
1,454	Lancaster Colony Corp.	183,059
2,071	Sanderson Farms, Inc.	239,780
7	Seaboard Corp. (a)	29,638
2,997	Snyder’s-Lance, Inc.	105,674
1,868	Tootsie Roll Industries, Inc.	69,770
142	TreeHouse Foods, Inc. (a)	12,439

		1,350,168

	Household Products — 1.4%
1,497	Central Garden & Pet Co. (a)	56,587
2,745	Central Garden & Pet Co., Class A (a)	96,706
258	HRG Group, Inc. (a)	5,162
1,275	Spectrum Brands Holdings, Inc.	183,256

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Products — continued
1,082	WD-40 Co.	113,448

		455,159

	Personal Products — 0.6%
1,978	Medifast, Inc.	91,621
226	Nature’s Sunshine Products, Inc.	2,283
1,864	USANA Health Sciences, Inc. (a)	105,968

		199,872

	Tobacco — 1.1%
2,097	Universal Corp.	154,025
9,232	Vector Group Ltd.	200,519

		354,544

	Total Consumer Staples	2,999,404

	Energy — 2.3%
	Energy Equipment & Services — 0.9%
1,446	Archrock, Inc.	17,063
1,140	Atwood Oceanics, Inc. (a)	8,926
885	Bristow Group, Inc.	11,832
765	CARBO Ceramics, Inc. (a)	5,256
1,179	Forum Energy Technologies, Inc. (a)	19,925
288	Geospace Technologies Corp. (a)	4,764
651	Gulf Island Fabrication, Inc.	6,477
1,329	Helix Energy Solutions Group, Inc. (a)	8,133
768	Hornbeck Offshore Services, Inc. (a)	2,619
929	Matrix Service Co. (a)	10,916
4,831	McDermott International, Inc. (Panama) (a)	31,595
1,867	Newpark Resources, Inc. (a)	14,283
1,428	Oil States International, Inc. (a)	42,483
1,797	Parker Drilling Co. (a)	2,965
2,402	Pioneer Energy Services Corp. (a)	7,326
712	SEACOR Holdings, Inc. (a)	46,750
1,647	TETRA Technologies, Inc. (a)	5,484
1,426	Tidewater, Inc. (a)	1,250
571	US Silica Holdings, Inc.	23,696

		271,743

	Oil, Gas & Consumable Fuels — 1.4%
4,001	Abraxas Petroleum Corp. (a)	7,482
1,711	Alon USA Energy, Inc.	20,686
2,122	Callon Petroleum Co. (a)	25,124
668	Contango Oil & Gas Co. (a)	4,783
1,522	CVR Energy, Inc.	33,317
1,597	Delek US Holdings, Inc.	38,440
2,860	DHT Holdings, Inc. (Marshall Islands)	13,699
449	Frontline Ltd. (Bermuda)	2,986

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
855	GasLog Ltd. (Bermuda)	11,970
1,300	Golar LNG Ltd. (Bermuda)	33,163
857	Green Plains, Inc.	19,711
414	Nordic American Tankers Ltd. (Bermuda)	3,436
2,417	Northern Oil and Gas, Inc. (a)	5,438
1,197	Oasis Petroleum, Inc. (a)	14,292
1,788	Pacific Ethanol, Inc. (a)	12,158
416	PDC Energy, Inc. (a)	22,976
652	REX American Resources Corp. (a)	61,731
801	RSP Permian, Inc. (a)	30,478
1,131	Sanchez Energy Corp. (a)	8,754
1,907	Scorpio Tankers, Inc. (Marshall Islands)	8,391
743	SemGroup Corp., Class A	24,742
812	Ship Finance International Ltd. (Bermuda)	11,409
3,892	Teekay Tankers Ltd., Class A (Marshall Islands)	7,979
2,630	W&T Offshore, Inc. (a)	5,365
1,051	Western Refining, Inc.	36,249

		464,759

	Total Energy	736,502

	Financials — 6.1%
	Banks — 3.3%
159	1st Source Corp.	7,681
447	Ameris Bancorp	21,054
844	AmeriServ Financial, Inc.	3,418
171	BancFirst Corp.	16,424
1,107	BancorpSouth, Inc.	33,708
595	Bank of the Ozarks, Inc.	28,245
1,086	Brookline Bancorp, Inc.	15,801
120	Capital City Bank Group, Inc.	2,473
454	Cathay General Bancorp	17,275
99	Chemical Financial Corp.	4,697
566	Community Bank System, Inc.	31,668
386	Community Trust Bancorp, Inc.	17,351
466	CVB Financial Corp.	10,038
42	First Busey Corp.	1,258
398	First Financial Bancorp	11,005
355	First Financial Bankshares, Inc.	14,182
107	First Financial Corp.	5,222
131	First Merchants Corp.	5,421
462	First Midwest Bancorp, Inc.	10,492
1,823	FNB Corp.	25,959
1,170	Fulton Financial Corp.	21,586
447	Glacier Bancorp, Inc.	15,100
648	Great Western Bancorp, Inc.	26,698
425	Hancock Holding Co.	19,847

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
953	Home BancShares, Inc.	24,254
271	IBERIABANK Corp.	21,504
504	Independent Bank Corp.	31,903
2,881	Investors Bancorp, Inc.	39,902
648	MB Financial, Inc.	27,546
191	NBT Bancorp, Inc.	7,292
393	OFG Bancorp (Puerto Rico)	4,598
1,368	Old National Bancorp	22,982
405	Pinnacle Financial Partners, Inc.	25,920
438	PrivateBancorp, Inc.	25,303
236	Prosperity Bancshares, Inc.	15,859
208	Renasant Corp.	8,819
300	Republic Bancorp, Inc., Class A	10,794
332	S&T Bancorp, Inc.	11,939
123	Sandy Spring Bancorp, Inc.	5,320
1,250	Sterling Bancorp	29,062
785	Trustmark Corp.	26,078
316	UMB Financial Corp.	22,907
1,218	Umpqua Holdings Corp.	21,522
554	United Bankshares, Inc.	22,105
993	United Community Banks, Inc.	27,159
2,813	Valley National Bancorp	33,081
3,973	Webster Financial Corp.	201,868
265	WesBanco, Inc.	10,550
305	Westamerica Bancorporation	16,781
294	Wintrust Financial Corp.	20,833

		1,082,484

	Capital Markets — 0.2%
2,540	BGC Partners, Inc., Class A	28,905
373	Evercore Partners, Inc., Class A	27,509
136	Financial Engines, Inc.	5,780

		62,194

	Consumer Finance — 0.2%
499	Encore Capital Group, Inc. (a)	16,642
399	EZCORP, Inc., Class A (a)	3,611
381	FirstCash, Inc.	19,793
331	PRA Group, Inc. (a)	10,658
146	World Acceptance Corp. (a)	7,723

		58,427

	Insurance — 1.1%
107	Baldwin & Lyons, Inc., Class B	2,622
1,174	CNO Financial Group, Inc.	24,736
144	Crawford & Co., Class B	1,571
651	Employers Holdings, Inc.	26,040

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
318	FBL Financial Group, Inc., Class A	21,147
525	Horace Mann Educators Corp.	20,291
441	Infinity Property & Casualty Corp.	43,769
44	National Western Life Group, Inc., Class A	13,475
587	Navigators Group, Inc. (The)	31,727
393	Primerica, Inc.	32,934
401	RLI Corp.	22,945
297	Safety Insurance Group, Inc.	21,503
1,249	Selective Insurance Group, Inc.	65,947
572	State Auto Financial Corp.	15,370
464	Stewart Information Services Corp.	22,012

		366,089

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
651	AG Mortgage Investment Trust, Inc.	12,337
1,161	ARMOUR Residential, Inc	27,945
4,023	Capstead Mortgage Corp.	44,816
3,812	CYS Investments, Inc.	32,516
3,111	New York Mortgage Trust, Inc.	19,942
1,111	Redwood Trust, Inc.	18,965
1,540	Western Asset Mortgage Capital Corp.	16,216

		172,737

	Thrifts & Mortgage Finance — 0.8%
184	Astoria Financial Corp.	3,752
669	BofI Holding, Inc. (a)	15,982
1,944	Capitol Federal Financial, Inc.	28,441
1,312	Dime Community Bancshares, Inc.	25,518
1,608	Kearny Financial Corp.	23,477
2,009	MGIC Investment Corp. (a)	21,175
1,504	Northwest Bancshares, Inc.	24,274
1,261	OceanFirst Financial Corp.	34,867
1,160	Oritani Financial Corp.	19,662
845	PHH Corp. (a)	10,900
1,327	TrustCo Bank Corp. NY	10,550
1,011	Washington Federal, Inc.	34,071

		252,669

	Total Financials	1,994,600

	Health Care — 10.2%
	Biotechnology — 1.4%
2,270	Achillion Pharmaceuticals, Inc. (a)	7,741
926	Acorda Therapeutics, Inc. (a)	14,955
314	AMAG Pharmaceuticals, Inc. (a)	7,662
2,027	Arena Pharmaceuticals, Inc. (a)	2,716
475	Chimerix, Inc. (a)	2,840
431	Dynavax Technologies Corp. (a)	2,392

SHARES	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
780	Emergent BioSolutions, Inc. (a)	23,330
586	Enanta Pharmaceuticals, Inc. (a)	18,605
864	Exelixis, Inc. (a)	19,354
396	Five Prime Therapeutics, Inc. (a)	13,805
442	Genomic Health, Inc. (a)	14,524
1,087	Halozyme Therapeutics, Inc. (a)	15,153
633	ImmunoGen, Inc. (a)	2,747
655	Infinity Pharmaceuticals, Inc. (a)	1,408
2,255	Inovio Pharmaceuticals, Inc. (a)	14,184
670	Insys Therapeutics, Inc. (a)	7,537
1,703	Ironwood Pharmaceuticals, Inc., Class A (a)	27,793
1,364	Keryx Biopharmaceuticals, Inc. (a)	8,075
1,411	Lexicon Pharmaceuticals, Inc. (a)	22,026
200	Ligand Pharmaceuticals, Inc. (a)	22,234
244	MannKind Corp. (a)	213
1,789	Merrimack Pharmaceuticals, Inc. (a)	5,957
2,050	MiMedx Group, Inc. (a)	26,014
955	Momenta Pharmaceuticals, Inc. (a)	13,704
927	Myriad Genetics, Inc. (a)	17,048
526	NewLink Genetics Corp. (a)	9,831
1,545	Novavax, Inc. (a)	1,261
393	Ophthotech Corp. (a)	1,167
4,906	PDL BioPharma, Inc.	11,038
1,052	Repligen Corp. (a)	38,703
1,154	Retrophin, Inc. (a)	22,607
1,671	Sangamo Therapeutics, Inc. (a)	8,021
1,967	Spectrum Pharmaceuticals, Inc. (a)	14,969
1,482	Vanda Pharmaceuticals, Inc. (a)	22,601

		442,215

	Health Care Equipment & Supplies — 5.0%
782	Abaxis, Inc.	35,214
2,230	Accuray, Inc. (a)	10,147
567	Analogic Corp.	40,739
551	Anika Therapeutics, Inc. (a)	25,418
300	Cantel Medical Corp.	22,323
1,419	CONMED Corp.	69,758
677	Glaukos Corp. (a)	32,178
1,088	Globus Medical, Inc., Class A (a)	32,999
1,566	Haemonetics Corp. (a)	65,584
1,036	Halyard Health, Inc. (a)	40,922
878	ICU Medical, Inc. (a)	135,036
390	Inogen, Inc. (a)	32,327
650	Insulet Corp. (a)	28,217
879	Integer Holdings Corp. (a)	32,303
2,259	Integra LifeSciences Holdings Corp. (a)	103,846

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
2,458	Invacare Corp.	36,133
2,065	Masimo Corp. (a)	212,158
1,608	Meridian Bioscience, Inc.	23,798
1,552	Merit Medical Systems, Inc. (a)	52,302
1,919	Natus Medical, Inc. (a)	67,165
368	Neogen Corp. (a)	22,937
337	Nevro Corp. (a)	31,752
740	NuVasive, Inc. (a)	53,657
735	NxStage Medical, Inc. (a)	21,969
499	Orthofix International NV (Curaçao) (a)	19,736
359	Penumbra, Inc. (a)	30,677
1,482	Quidel Corp. (a)	35,820
1,139	Spectranetics Corp. (The) (a)	32,575
1,081	Surmodics, Inc. (a)	24,701
2,477	West Pharmaceutical Services, Inc.	227,958
1,244	Wright Medical Group NV (Netherlands) (a)	37,805

		1,638,154

	Health Care Providers & Services — 1.8%
481	Almost Family, Inc. (a)	23,882
357	Amedisys, Inc. (a)	19,349
650	AMN Healthcare Services, Inc. (a)	26,553
504	BioScrip, Inc. (a)	766
333	BioTelemetry, Inc. (a)	10,956
377	Chemed Corp.	75,920
599	Diplomat Pharmacy, Inc. (a)	9,344
1,296	Genesis Healthcare, Inc., Class A (a)	3,136
1,190	HealthSouth Corp.	55,811
1,464	Kindred Healthcare, Inc.	14,054
306	Landauer, Inc.	16,096
581	LHC Group, Inc. (a)	31,432
865	Magellan Health, Inc. (a)	59,512
412	Molina Healthcare, Inc. (a)	20,514
1,657	Owens & Minor, Inc.	57,415
2,322	PharMerica Corp. (a)	54,799
1,644	Select Medical Holdings Corp. (a)	22,605
2,117	Tivity Health, Inc. (a)	71,131

		573,275

	Health Care Technology — 0.5%
433	Computer Programs & Systems, Inc.	11,886
1,168	HMS Holdings Corp. (a)	23,909
601	Medidata Solutions, Inc. (a)	39,324
2,248	Omnicell, Inc. (a)	93,067
767	Quality Systems, Inc. (a)	10,937

		179,123

SHARES	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.7%
2,867	Albany Molecular Research, Inc. (a)	45,901
871	Cambrex Corp. (a)	51,694
422	Fluidigm Corp. (a)	2,085
524	INC Research Holdings, Inc., Class A (a)	23,580
1,886	Luminex Corp.	35,513
543	PAREXEL International Corp. (a)	34,660
513	PRA Health Sciences, Inc. (a)	32,811

		226,244

	Pharmaceuticals — 0.8%
365	ANI Pharmaceuticals, Inc. (a)	19,754
1,078	Catalent, Inc. (a)	31,564
603	Cempra, Inc. (a)	2,593
617	Depomed, Inc. (a)	7,398
719	Impax Laboratories, Inc. (a)	10,102
535	Lannett Co., Inc. (a)	13,910
529	Medicines Co. (The) (a)	26,090
1,266	Nektar Therapeutics, Class A (a)	24,016
218	Pacira Pharmaceuticals, Inc. (a)	10,584
1,158	Prestige Brands Holdings, Inc. (a)	66,481
1,115	Supernus Pharmaceuticals, Inc. (a)	36,349
680	Theravance Biopharma, Inc. (Cayman Islands) (a)	27,424

		276,265

	Total Health Care	3,335,276

	Industrials — 14.2%
	Aerospace & Defense — 1.0%
600	AAR Corp.	21,594
1,447	Aerojet Rocketdyne Holdings, Inc. (a)	32,427
414	Aerovironment, Inc. (a)	11,828
880	Axon Enterprise, Inc. (a)	21,630
400	Cubic Corp.	20,760
408	Curtiss-Wright Corp.	38,132
655	DigitalGlobe, Inc. (a)	21,091
164	HEICO Corp.	11,656
888	Mercury Systems, Inc. (a)	33,194
739	Moog, Inc., Class A (a)	50,732
311	National Presto Industries, Inc.	32,453
276	Teledyne Technologies, Inc. (a)	37,213

		332,710

	Air Freight & Logistics — 0.2%
367	Atlas Air Worldwide Holdings, Inc. (a)	21,286
542	Forward Air Corp.	28,818
610	Hub Group, Inc., Class A (a)	23,882

		73,986

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 0.3%
182	Allegiant Travel Co., Class A	26,463
658	Hawaiian Holdings, Inc. (a)	35,729
949	SkyWest, Inc.	35,303

		97,495

	Building Products — 1.0%
792	Advanced Drainage Systems, Inc.	18,256
619	American Woodmark Corp. (a)	56,886
854	Apogee Enterprises, Inc.	46,543
460	Gibraltar Industries, Inc. (a)	18,055
1,096	Griffon Corp.	26,304
138	NCI Building Systems, Inc. (a)	2,415
320	Patrick Industries, Inc. (a)	22,736
939	Quanex Building Products Corp.	19,156
680	Simpson Manufacturing Co., Inc.	28,363
324	Trex Co., Inc. (a)	23,713
529	Universal Forest Products, Inc.	50,408

		312,835

	Commercial Services & Supplies — 4.2%
918	ABM Industries, Inc.	39,648
6,560	ACCO Brands Corp. (a)	93,480
483	Brady Corp., Class A	18,813
803	Brink’s Co. (The)	49,304
295	CompX International, Inc.	4,395
437	Deluxe Corp.	31,425
524	Essendant, Inc.	8,751
2,848	Healthcare Services Group, Inc.	130,752
2,955	Herman Miller, Inc.	97,810
2,172	HNI Corp.	101,563
6,888	Interface, Inc., Class A	137,071
976	Kimball International, Inc., Class B	17,343
3,033	Knoll, Inc.	72,671
806	Matthews International Corp., Class A	55,251
528	McGrath RentCorp	18,380
135	Mobile Mini, Inc.	3,874
454	MSA Safety, Inc.	35,344
332	Multi-Color Corp.	25,498
5,683	Rollins, Inc.	220,671
4,304	Steelcase, Inc., Class A	73,383
392	Team, Inc. (a)	10,545
907	Tetra Tech, Inc.	39,863
590	TRC Co., Inc. (a)	10,325
423	UniFirst Corp.	58,882
398	Viad Corp.	17,990
773	Virco Manufacturing Corp. (a)	3,517

		1,376,549

SHARES	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.6%
709	Aegion Corp., Class A (a)	16,179
344	Argan, Inc.	22,997
1,019	Comfort Systems USA, Inc.	37,397
311	Dycom Industries, Inc. (a)	32,860
511	EMCOR Group, Inc.	33,593
251	Granite Construction, Inc.	13,230
667	MasTec, Inc. (a)	29,448
684	Tutor Perini Corp. (a)	21,102

		206,806

	Electrical Equipment — 0.4%
764	AZZ, Inc.	45,114
554	Encore Wire Corp.	24,487
425	EnerSys	35,322
397	Generac Holdings, Inc. (a)	13,962
1,294	LSI Industries, Inc.	11,737
284	Vicor Corp. (a)	5,112

		135,734

	Machinery — 3.3%
591	Actuant Corp., Class A	16,134
739	Albany International Corp., Class A	36,026
248	Astec Industries, Inc.	15,711
522	Barnes Group, Inc.	28,694
5,391	Briggs & Stratton Corp.	134,721
1,085	Chart Industries, Inc. (a)	39,613
309	CIRCOR International, Inc.	20,613
1,462	Columbus McKinnon Corp.	38,202
497	EnPro Industries, Inc.	35,113
341	ESCO Technologies, Inc.	20,068
706	Federal Signal Corp.	11,021
658	Franklin Electric Co., Inc.	27,044
307	Greenbrier Co., Inc. (The)	13,339
1,821	Hillenbrand, Inc.	67,195
373	John Bean Technologies Corp.	33,066
171	LB Foster Co., Class A	2,428
148	Lindsay Corp.	12,855
292	LS Starrett Co. (The), Class A	2,862
3,539	Manitowoc Co., Inc. (The) (a)	21,128
707	Meritor, Inc. (a)	12,592
1,071	Middleby Corp. (The) (a)	145,795
1,037	Mueller Industries, Inc.	33,226
2,279	Mueller Water Products, Inc., Class A	25,639
431	RBC Bearings, Inc. (a)	43,229
1,078	Rexnord Corp. (a)	26,303
240	Standex International Corp.	22,548
425	Tennant Co.	31,131

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
3,222	Titan International, Inc.	34,508
687	TriMas Corp. (a)	15,767
1,437	Wabash National Corp.	32,735
540	Watts Water Technologies, Inc., Class A	33,588
403	Woodward, Inc.	27,271

		1,060,165

	Marine — 0.1%
524	Matson, Inc.	16,611

	Professional Services — 0.8%
240	Acacia Research Corp. (a)	1,308
51	Advisory Board Co. (The) (a)	2,606
491	CRA International, Inc.	18,628
548	FTI Consulting, Inc. (a)	18,955
244	Heidrick & Struggles International, Inc.	5,246
295	Huron Consulting Group, Inc. (a)	13,127
379	Insperity, Inc.	34,622
383	Kelly Services, Inc., Class A	8,549
347	Korn Ferry International	11,243
1,206	Navigant Consulting, Inc. (a)	28,908
544	On Assignment, Inc. (a)	28,163
576	Resources Connection, Inc.	8,006
899	TriNet Group, Inc. (a)	26,431
218	TrueBlue, Inc. (a)	5,962
481	WageWorks, Inc. (a)	35,498

		247,252

	Road & Rail — 1.1%
529	AMERCO	198,089
697	ArcBest Corp.	18,436
874	Covenant Transportation Group, Inc., Class A (a)	16,370
1,165	Heartland Express, Inc.	23,440
850	Knight Transportation, Inc.	29,155
429	Saia, Inc. (a)	20,656
686	Swift Transportation Co., Class A (a)	16,862
1,158	Werner Enterprises, Inc.	31,613

		354,621

	Trading Companies & Distributors — 1.2%
1,432	Aircastle Ltd. (Bermuda)	33,824
1,716	Applied Industrial Technologies, Inc.	109,824
1,072	Beacon Roofing Supply, Inc. (a)	53,139
199	DXP Enterprises, Inc. (a)	7,260
604	GATX Corp.	36,180
810	Kaman Corp.	38,888
306	Lawson Products, Inc. (a)	6,961

SHARES	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
2,343	MRC Global, Inc. (a)	42,713
512	Textainer Group Holdings Ltd. (Bermuda)	7,654
1,056	Titan Machinery, Inc. (a)	16,738
1,337	Univar, Inc. (a)	39,909

		393,090

	Total Industrials	4,607,854

	Information Technology — 13.6%
	Communications Equipment — 1.5%
2,254	ADTRAN, Inc.	45,080
418	Applied Optoelectronics, Inc. (a)	20,645
226	Black Box Corp.	2,238
839	CalAmp Corp. (a)	15,052
1,105	Ciena Corp. (a)	25,316
1,034	Comtech Telecommunications Corp.	14,486
932	Finisar Corp. (a)	21,287
1,706	Harmonic, Inc. (a)	9,895
1,120	Infinera Corp. (a)	11,110
5,299	Inseego Corp. (a)	11,340
510	InterDigital, Inc.	45,849
672	Lumentum Holdings, Inc. (a)	28,728
508	NETGEAR, Inc. (a)	23,952
742	NetScout Systems, Inc. (a)	27,936
4,525	Oclaro, Inc. (a)	36,245
662	Plantronics, Inc.	36,145
614	Sonus Networks, Inc. (a)	4,716
520	Ubiquiti Networks, Inc. (a)	26,790
656	ViaSat, Inc. (a)	42,004
5,545	Viavi Solutions, Inc. (a)	55,450

		504,264

	Electronic Equipment, Instruments & Components — 2.4%
698	Agilysys, Inc. (a)	6,910
367	Anixter International, Inc. (a)	29,929
794	Badger Meter, Inc.	31,561
355	Belden, Inc.	24,744
515	Benchmark Electronics, Inc. (a)	16,326
207	Coherent, Inc. (a)	44,629
221	CTS Corp.	4,884
1,186	Daktronics, Inc.	11,220
638	Fabrinet (Cayman Islands) (a)	22,119
832	II-VI, Inc. (a)	27,581
1,317	Insight Enterprises, Inc. (a)	55,446
1,091	InvenSense, Inc., Class A (a)	14,030
620	Itron, Inc. (a)	40,207
501	Littelfuse, Inc.	77,229
520	Methode Electronics, Inc.	23,166

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
951	MTS Systems Corp.	44,174
689	Park Electrochemical Corp.	11,933
652	PC Connection, Inc.	18,738
240	PCM, Inc. (a)	6,048
610	Plexus Corp. (a)	31,714
294	Rogers Corp. (a)	30,264
706	Sanmina Corp. (a)	26,299
625	ScanSource, Inc. (a)	24,688
417	SYNNEX Corp.	45,215
351	Systemax, Inc.	4,647
581	Tech Data Corp. (a)	55,573
946	TTM Technologies, Inc. (a)	15,827
2,204	Vishay Intertechnology, Inc.	36,035

		781,136

	Internet Software & Services — 1.1%
546	2U, Inc. (a)	24,788
825	Blucora, Inc. (a)	15,221
185	Cimpress NV (Netherlands) (a)	15,185
555	Envestnet, Inc. (a)	19,314
790	GrubHub, Inc. (a)	33,954
559	j2 Global, Inc.	50,444
368	Liquidity Services, Inc. (a)	2,870
1,574	LivePerson, Inc. (a)	11,097
466	LogMeIn, Inc.	52,658
1,396	RealNetworks, Inc. (a)	6,380
292	Shutterstock, Inc. (a)	12,623
157	Stamps.com, Inc. (a)	16,666
175	Travelzoo, Inc. (a)	1,610
1,672	Web.com Group, Inc. (a)	32,270
588	WebMD Health Corp., Class A (a)	31,887
1,265	XO Group, Inc. (a)	22,201

		349,168

	IT Services — 2.0%
1,663	Acxiom Corp. (a)	48,061
435	CACI International, Inc., Class A (a)	51,330
607	Cardtronics plc (United Kingdom) (a)	25,239
811	Computer Task Group, Inc.	4,809
1,488	Convergys Corp.	33,495
1,072	CSG Systems International, Inc.	40,211
334	EPAM Systems, Inc. (a)	25,718
1,019	EVERTEC, Inc. (Puerto Rico)	16,151
407	ExlService Holdings, Inc. (a)	19,418
395	Forrester Research, Inc.	16,017
263	ManTech International Corp., Class A	9,336

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
2,837	MAXIMUS, Inc.	173,029
789	NeuStar, Inc., Class A (a)	26,195
917	Perficient, Inc. (a)	15,974
653	Science Applications International Corp.	47,662
328	Sykes Enterprises, Inc. (a)	9,778
907	Syntel, Inc. (a)	15,972
834	TeleTech Holdings, Inc.	26,063
2,472	Travelport Worldwide Ltd. (Bermuda)	32,556
784	Unisys Corp. (a)	8,859

		645,873

	Semiconductors & Semiconductor Equipment — 3.1%
1,150	Advanced Energy Industries, Inc. (a)	84,870
2,664	Amkor Technology, Inc. (a)	31,382
1,721	Brooks Automation, Inc.	43,472
754	Cabot Microelectronics Corp.	59,076
641	CEVA, Inc. (a)	23,076
426	Cirrus Logic, Inc. (a)	27,413
187	Cohu, Inc.	3,503
1,039	Diodes, Inc. (a)	24,302
251	DSP Group, Inc. (a)	3,125
2,120	Entegris, Inc. (a)	52,576
91	Exar Corp. (a)	1,184
838	Inphi Corp. (a)	34,710
1,097	Integrated Device Technology, Inc. (a)	26,317
3,687	Lattice Semiconductor Corp. (a)	25,293
1,409	MaxLinear, Inc., Class A (a)	39,212
734	Microsemi Corp. (a)	34,454
916	MKS Instruments, Inc.	71,677
700	Monolithic Power Systems, Inc.	64,050
1,362	Nanometrics, Inc. (a)	42,978
1,583	NeoPhotonics Corp. (a)	12,284
1,531	Photronics, Inc. (a)	17,607
552	Power Integrations, Inc.	36,404
2,135	Rambus, Inc. (a)	26,730
1,556	Semtech Corp. (a)	53,137
19	Sigma Designs, Inc. (a)	118
698	Silicon Laboratories, Inc. (a)	49,663
218	Synaptics, Inc. (a)	11,940
680	Ultratech, Inc. (a)	20,754
205	Veeco Instruments, Inc. (a)	6,765
1,765	Xcerra Corp. (a)	17,297
1,645	Xperi Corp.	55,272

		1,000,641

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 3.2%
3,790	8x8, Inc. (a)	55,144
3,199	ACI Worldwide, Inc. (a)	68,747
905	Aspen Technology, Inc. (a)	55,648
594	Barracuda Networks, Inc. (a)	12,076
911	Blackbaud, Inc.	73,254
535	BroadSoft, Inc. (a)	20,544
1,164	Callidus Software, Inc. (a)	24,502
898	CommVault Systems, Inc. (a)	45,304
810	Ebix, Inc.	49,977
371	Ellie Mae, Inc. (a)	37,753
493	Fair Isaac Corp.	66,792
792	Gigamon, Inc. (a)	25,106
567	Globant S.A. (Luxembourg) (a)	21,484
986	Manhattan Associates, Inc. (a)	46,036
267	MicroStrategy, Inc., Class A (a)	50,775
575	Paycom Software, Inc. (a)	34,644
1,314	Pegasystems, Inc.	59,853
1,734	Progress Software Corp.	51,534
1,328	Qualys, Inc. (a)	50,995
691	RealPage, Inc. (a)	25,602
1,443	RingCentral, Inc., Class A (a)	46,104
1,166	Rosetta Stone, Inc. (a)	13,117
542	Synchronoss Technologies, Inc. (a)	8,672
1,309	TiVo Corp.	25,853
460	Tyler Technologies, Inc. (a)	75,251
1,073	VASCO Data Security International, Inc. (a)	14,486

		1,059,253

	Technology Hardware, Storage & Peripherals — 0.3%
782	Cray, Inc. (a)	13,998
1,099	Diebold, Inc.	30,992
697	Electronics For Imaging, Inc. (a)	31,908
792	Super Micro Computer, Inc. (a)	19,325

		96,223

	Total Information Technology	4,436,558

	Materials — 6.4%
	Chemicals — 3.8%
2,160	A Schulman, Inc.	68,364
614	American Vanguard Corp.	10,284
894	Balchem, Corp.	72,557
1,271	Calgon Carbon Corp.	18,493
874	Chemours Co. (The)	35,213
1,476	Ferro Corp. (a)	26,450
58	Flotek Industries, Inc. (a)	697
1,135	GCP Applied Technologies, Inc. (a)	37,341

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
1,912	HB Fuller Co.	101,011
821	Ingevity Corp. (a)	51,912
571	Innophos Holdings, Inc.	27,374
933	Innospec, Inc.	61,578
470	Koppers Holdings, Inc. (a)	19,952
665	Kraton Corp. (a)	21,752
604	LSB Industries, Inc. (a)	6,656
2,433	Minerals Technologies, Inc.	191,477
1,313	Olin Corp.	42,187
1,376	PolyOne Corp.	53,953
1,715	Rayonier Advanced Materials, Inc.	22,724
2,524	Sensient Technologies Corp.	206,463
679	Stepan Co.	57,579
674	Tredegar Corp.	11,559
844	Trinseo S.A. (Luxembourg)	56,042
1,362	Tronox Ltd., Class A (Australia)	22,487

		1,224,105

	Construction Materials — 0.2%
1,125	Headwaters, Inc. (a)	26,730
346	US Concrete, Inc. (a)	21,452

		48,182

	Containers & Packaging — 0.1%
638	Greif, Inc., Class A	37,399
633	Myers Industries, Inc.	10,318

		47,717

	Metals & Mining — 1.4%
2,630	AK Steel Holding Corp. (a)	16,674
1,559	Allegheny Technologies, Inc.	28,608
915	Carpenter Technology Corp.	37,149
1,514	Century Aluminum Co. (a)	20,651
1,188	Coeur Mining, Inc. (a)	10,763
2,389	Commercial Metals Co.	44,531
1,317	Ferroglobe plc (United Kingdom)	12,709
779	Haynes International, Inc.	32,944
7,281	Hecla Mining Co.	39,682
930	Kaiser Aluminum Corp.	78,501
406	Materion Corp.	15,448
443	Olympic Steel, Inc.	9,990
2,492	Stillwater Mining Co. (a)	44,806
2,041	SunCoke Energy, Inc. (a)	18,716
1,058	Worthington Industries, Inc.	46,023

		457,195

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.9%
765	Boise Cascade Co. (a)	23,332
662	Clearwater Paper Corp. (a)	32,173
341	Deltic Timber Corp.	26,383
1,430	KapStone Paper and Packaging Corp.	30,159
1,180	Louisiana-Pacific Corp. (a)	30,373
2,529	PH Glatfelter Co.	54,399
2,336	Schweitzer-Mauduit International, Inc.	100,565

		297,384

	Total Materials	2,074,583

	Real Estate — 2.9%
	Equity Real Estate Investment Trusts (REITs) — 2.9%
831	Acadia Realty Trust	24,165
438	Agree Realty Corp.	21,234
857	American Assets Trust, Inc.	36,705
137	Chesapeake Lodging Trust	3,193
690	Colony Starwood Homes	23,853
386	CoreSite Realty Corp.	37,770
1,798	Cousins Properties, Inc.	15,265
991	DiamondRock Hospitality Co.	10,911
405	DuPont Fabros Technology, Inc.	20,878
248	EastGroup Properties, Inc.	19,406
548	Education Realty Trust, Inc.	21,246
1,088	First Industrial Realty Trust, Inc.	30,616
1,031	Four Corners Property Trust, Inc.	24,053
1,154	Franklin Street Properties Corp.	13,998
758	GEO Group, Inc. (The)	25,240
655	Government Properties Income Trust	13,965
877	Gramercy Property Trust	24,372
1,150	Healthcare Realty Trust, Inc.	37,720
1,038	Kite Realty Group Trust	21,134
588	Lexington Realty Trust	5,980
1,378	LTC Properties, Inc.	65,924
1,016	Mack-Cali Realty Corp.	27,483
1,597	Medical Properties Trust, Inc.	20,873
2,492	Monogram Residential Trust, Inc.	25,369
383	National Health Investors, Inc.	28,024
222	Parkway, Inc.	4,473
532	Pennsylvania Real Estate Investment Trust	7,368
1,282	Physicians Realty Trust	25,178
242	Potlatch Corp.	10,902
313	PS Business Parks, Inc.	38,042
1,069	Ramco-Gershenson Properties Trust	14,250
1,261	Retail Opportunity Investments Corp.	25,977
1,024	Rexford Industrial Realty, Inc.	25,539
563	Ryman Hospitality Properties, Inc.	35,908

SHARES	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
859	Sabra Health Care Real Estate Investment Trust, Inc.	23,356
302	Saul Centers, Inc.	18,135
741	Select Income Real Estate Investment Trust	18,569
878	STAG Industrial, Inc.	23,144
646	Sunstone Hotel Investors, Inc.	9,619
957	Urban Edge Properties	24,404
736	Washington Real Estate Investment Trust	23,309

		927,550

	Real Estate Management & Development — 0.0% (e)
777	Kennedy-Wilson Holdings, Inc.	15,851

	Total Real Estate	943,401

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
1,967	Alaska Communications Systems Group, Inc. (a)	4,623
1,153	Cogent Communications Holdings, Inc.	51,885
2,011	IDT Corp., Class B	30,547
13,774	Iridium Communications, Inc. (a)	146,004
30,850	Vonage Holdings Corp. (a)	207,004
19,143	Windstream Holdings, Inc.	105,669

	Total Telecommunication Services	545,732

	Utilities — 11.0%
	Electric Utilities — 3.6%
3,163	ALLETE, Inc.	221,125
3,505	El Paso Electric Co.	180,858
2,484	IDACORP, Inc.	209,948
1,264	MGE Energy, Inc.	81,275
1,987	Otter Tail Corp.	78,486
5,522	PNM Resources, Inc.	205,695
4,632	Portland General Electric Co.	210,015

		1,187,402

	Gas Utilities — 4.1%
5,091	New Jersey Resources Corp.	205,422
1,949	Northwest Natural Gas Co.	116,160
2,797	ONE Gas, Inc.	192,518
5,832	South Jersey Industries, Inc.	218,817
2,388	Southwest Gas Holdings, Inc.	200,019
2,690	Spire, Inc.	184,399
2,446	WGL Holdings, Inc.	201,697

		1,319,032

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — 0.4%
973	Atlantica Yield plc (United Kingdom)	20,277
845	NRG Yield, Inc., Class A	14,652
940	Ormat Technologies, Inc.	55,517
2,576	Pattern Energy Group, Inc., Class A	56,724

		147,170

	Multi-Utilities — 1.8%
4,663	Avista Corp.	188,105
3,147	Black Hills Corp.	214,059
2,969	NorthWestern Corp.	177,487

		579,651

	Water Utilities — 1.1%
2,892	American States Water Co.	128,752
5,076	California Water Service Group	181,213
893	SJW Group	43,614

		353,579

	Total Utilities	3,586,834

	Total Common Stocks (Cost $30,504,162)	32,218,248

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0%
1,533	Media General, Inc.(a)	—

	Total Rights (Cost $—)	—

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
426,720	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (b) (d) (Cost $426,720)	426,720

	Total Investments — 100.3% (Cost $30,930,882)	32,644,968
	Liabilities in Excess of Other Assets — (0.3)%	(95,897)

	NET ASSETS — 100.0%	$32,549,071

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan Exchange-Traded Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange Traded Fund
EUR	— Euro
FTSE	— Financial Times Stock Exchange
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korean Won
MSCI	— Morgan Stanley Capital International
NOK	— Norwegian Krone
NVDR	— Non-Voting Depositary Receipt
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust

SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Non-deliverable forwards.
(d)	— The rate shown is the yield as of April 30, 2017.
(e)	— Amount rounds to less than 0.05%.
(f)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
ASSETS:
Investments in non-affiliates, at value	$133,103,807	$—	$64,935,128
Investment in affiliates, at value	306,676	26,584,450	—

Total Investment securities, at value	133,410,483	26,584,450	64,935,128
Cash	122,510	1,300,465	159,403
Restricted Cash	44,100	—	—
Foreign currency, at value	126,541	144,847	21,936
Deposits at broker for futures contracts	—	96,000	—
Receivables:
Investment securities sold	76,778	733,156	—
Dividends from non-affiliates	176,841	—	167,342
Tax reclaims	4,677	—	141,316
Dividends from affiliates	691	—	—
Due from Adviser	—	207	55
Variation margin on futures contracts	—	239	—
Unrealized appreciation on forward foreign currency exchange contracts	—	50,856	—

Total Assets	133,962,621	28,910,220	65,425,180

LIABILITIES:
Payables:
Variation margin on futures contracts	—	1,329	—
Unrealized depreciation on forward foreign currency exchange contracts	—	564,605	—
Accrued Liabilities:
Custodian and Transfer Agent fees	63,045	324	17,517
Professional fees	61,798	28,107	67,835
Accounting fees	15,308	2,502	8,340
Administration fees	9,246	1,955	4,432
Advisory fees	3,956	214	1,315
Trustees’ and Chief Compliance Officer’s fees	2,955	—	—
Other	6,100	10,245	1,800

Total Liabilities	162,408	609,281	101,239

Net Assets	$133,800,213	$28,300,939	$65,323,941

NET ASSETS:
Paid-in Capital	$132,939,854	$27,082,943	$60,205,089
Accumulated undistributed (distributions in excess of) net investment income	501,642	59,806	658,869
Accumulated net realized gains (losses)	(7,218,637)	312,990	(805,246)
Net unrealized appreciation (depreciation)	7,577,354	845,200	5,265,229

Total Net Assets	$133,800,213	$28,300,939	$65,323,941

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	2,600,000	1,050,000	1,200,000

Net asset value, per share	$51.46	$26.95	$54.44

Cost of investments in non-affiliates	$125,527,357	$—	$59,670,263
Cost of investments in affiliates	306,676	25,242,984	—
Cost of foreign currency	124,584	142,408	21,891

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$71,442,389	$—	$692,807,096
Investment in affiliates, at value	—	41,738,283	3,910,916

Total Investment securities, at value	71,442,389	41,738,283	696,718,012
Cash	185,431	63,922	316,897
Restricted Cash	7,700	—	28,800
Foreign currency, at value	50,229	—	267,269
Receivables:
Investment securities sold	—	323,158	—
Dividends from non-affiliates	206,237	—	2,709,975
Tax reclaims	48,362	—	447,348
Due from Adviser	11,145	12,057	—
Dividends from affiliates	—	—	1,956
Unrealized appreciation on forward foreign currency exchange contracts	—	195,256	—

Total Assets	71,951,493	42,332,676	700,490,257

LIABILITIES:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	—	495,682	—
Accrued Liabilities:
Professional fees	80,900	24,985	250,286
Custodian and Transfer Agent fees	22,166	475	36,456
Accounting fees	11,767	2,421	23,534
Administration fees	4,953	2,885	47,343
Trustees’ and Chief Compliance Officer’s fees	2,462	53	4,712
Advisory fees	—	—	91,086
Other	707	1,697	27,308

Total Liabilities	122,955	528,198	480,725

Net Assets	$71,828,538	$41,804,478	$700,009,532

NET ASSETS:
Paid-in Capital	$64,086,219	$39,196,809	$645,528,091
Accumulated undistributed (distributions in excess of) net investment income	339,668	48,359	4,814,880
Accumulated net realized gains (losses)	167,612	232,269	(2,754,372)
Net unrealized appreciation (depreciation)	7,235,039	2,327,041	52,420,933

Total Net Assets	$71,828,538	$41,804,478	$700,009,532

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	1,300,000	1,500,000	13,000,000

Net asset value, per share	$55.25	$27.87	$53.85

Cost of investments in non-affiliates	$64,205,777	$—	$640,394,275
Cost of investments in affiliates	—	39,110,817	3,910,916
Cost of foreign currency	50,266	—	267,123

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$273,012,119	$58,034,195	$32,218,248
Investment in affiliates, at value	1,052,093	351,777	426,720

Total Investment securities, at value	274,064,212	58,385,972	32,644,968
Cash	8,414	4,853	—
Restricted Cash	2,900	1,500	4,200
Receivables:
Investment securities sold	—	93,211	68,215
Fund shares sold	12,800,893	—	1,369,857
Dividends from non-affiliates	221,439	29,407	11,648
Due from Adviser	5,185	4,791	5,822
Dividends from affiliates	412	109	100
Tax reclaims	295	147	—
Due from Adviser	—	446	—
Prepaid Expenses	—	—	657
Deferred offering costs	—	387	6,881

Total Assets	287,103,750	58,520,823	34,112,348

LIABILITIES:
Payables:
Investments securities purchased	12,740,698	323,584	1,487,343
Accrued Liabilities:
Professional fees	66,412	35,741	13,317
Administration fees	18,116	3,534	2,110
Custodian and Transfer Agent fees	5,917	7,310	54,107
Accounting fees	5,581	1,557	181
Trustees’ and Chief Compliance Officer’s fees	145	—	672
Other	9,073	14,253	5,547

Total Liabilities	12,845,942	385,979	1,563,277

Net Assets	$274,257,808	$58,134,844	$32,549,071

NET ASSETS:
Paid-in Capital	$253,957,517	$52,126,083	$30,527,979
Accumulated undistributed (distributions in excess of) net investment income	1,235,894	196,766	87,793
Accumulated net realized gains (losses)	1,361,314	404,313	219,213
Net unrealized appreciation (depreciation)	17,703,083	5,407,682	1,714,086

Total Net Assets	$274,257,808	$58,134,844	$32,549,071

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	4,300,000	1,000,000	1,200,000

Net asset value, per share	$63.78	$58.13	$27.12

Cost of investments in non-affiliates	$255,309,036	$52,626,513	$30,504,162
Cost of investments in affiliates	1,052,093	351,777	426,720

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2017 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$877,351	$—	$1,055,893
Dividend income from affiliates	1,703	604,072	—
Interest income from affiliates	550	98	—
Foreign taxes withheld	(76,196)	—	(111,545)

Total Investment Income	803,408	604,170	944,348

EXPENSES:
Investment advisory fees (Note 3.A)	187,933	43,135	89,325
Administration fees (Note 3.B)	36,305	11,111	25,309
Trustees’ and Chief Compliance Officer’s fees	10,121	2,978	7,343
Professional fees	58,780	22,908	56,815
Printing and mailing costs	3,999	1,544	3,542
Custodian and Transfer Agent fees	210,783	376	11,745
Registration and filing fees	16,952	17,269	16,915
Interest expense to affiliates	17	—	78
Insurance expense	3,315	4,158	6,417
Offering costs	—	17,981	692
Accounting fees	33,314	4,805	24,540
Other	2,012	2,208	1,666

Total expenses	563,531	128,473	244,387

Less fees waived (Note 3.D)	(224,238)	(54,246)	(114,634)
Less expense reimbursements from affiliates (Note 3.D) (Note 8)	(30,054)	(123,897)	(1,731)
Less expense reimbursements from non-affiliates (Note 3.C)	(117,600)	—	—

Net expenses	191,639	(49,670)	128,022

Net investment income (loss)	611,769	653,840	816,326

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(562,166)	—	(624,318)
Investments in affiliates	—	(152,779)	—
Futures	44,803	737	—
Foreign currency translations	(30,459)	1,386,616	(1,915)

Net realized gain (loss)	(547,822)	1,234,574	(626,233)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,444,245	—	6,610,333
Investments in affiliates	—	2,459,553	—
Futures	—	15,044	—
Foreign currency translations	(1,130)	(1,448,970)	2,602

Change in net unrealized appreciation/depreciation	7,443,115	1,025,627	6,612,935

Net realized/unrealized gains (losses)	6,895,293	2,260,201	5,986,702

Change in net assets resulting from operations	$7,507,062	$2,914,041	$6,803,028

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	91

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2017 (Unaudited) (continued)

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,025,783	$—	$9,423,523
Dividend income from affiliates	—	486,823	2,740
Interest income from affiliates	228	30	495
Foreign taxes withheld	(95,978)	—	(793,840)

Total Investment Income	930,033	486,853	8,632,918

EXPENSES:
Investment advisory fees (Note 3.A)	90,962	45,065	693,985
Administration fees (Note 3.B)	32,216	14,188	245,786
Trustees’ and Chief Compliance Officer’s fees	12,156	3,563	70,609
Professional fees	83,116	23,068	241,967
Printing and mailing costs	4,771	2,111	33,658
Custodian and Transfer Agent fees	27,294	359	144,106
Registration and filing fees	15,533	6,752	23,086
Interest expense to affiliates	106	21	1,293
Insurance expense	6,844	4,182	42,213
Offering costs	—	35,617	—
Accounting fees	30,331	5,247	86,889
Other	2,058	3,030	12,669

Total expenses	305,387	143,203	1,596,261

Less fees waived (Note 3.D)	(123,178)	(59,253)	(267,018)
Less expense reimbursements from affiliates (Note 3.D) (Note 8)	(30,495)	(130,825)	—
Less expense reimbursements from non-affiliates (Note 3.C)	(7,700)	—	(86,400)

Net expenses	144,014	(46,875)	1,242,843

Net investment income (loss)	786,019	533,728	7,390,075

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,165,363	—	2,615,817
Investments in affiliates	—	(58,196)	—
Foreign currency translations	(7,013)	1,155,564	113,409

Net realized gain (loss)	2,158,350	1,097,368	2,729,226

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,896,178	—	46,964,791
Investments in affiliates	—	2,972,918	—
Foreign currency translations	6,886	(1,172,400)	51,931

Change in net unrealized appreciation/depreciation	3,903,064	1,800,518	47,016,722

Net realized/unrealized gains (losses)	6,061,414	2,897,886	49,745,948

Change in net assets resulting from operations	$6,847,433	$3,431,614	$57,136,023

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$2,030,276	$397,522	$165,405
Dividend income from affiliates	1,443	376	283
Interest income from affiliates	3	—	2

Total Investment Income	2,031,722	397,898	165,690

EXPENSES:
Investment advisory fees (Note 3.A)	225,626	52,213	34,348
Administration fees (Note 3.B)	83,383	18,492	10,068
Trustees’ and Chief Compliance Officer’s fees	21,106	4,739	2,693
Professional fees	61,985	30,402	23,633
Printing and mailing costs	10,559	2,622	2,450
Custodian and Transfer Agent fees	29,243	15,776	17,961
Registration and filing fees	17,783	13,597	8,631
Insurance expense	9,119	1,118	760
Offering costs	—	7,003	4,859
Accounting fees	24,774	7,429	3,464
Other	3,906	955	1,114

Total expenses	487,484	154,346	109,981

Less fees waived (Note 3.D)	(225,447)	(70,705)	(44,416)
Less expense reimbursements from affiliates (Note 3.D)	—	(14,898)	(11,748)
Less expense reimbursements from non-affiliates (Note 3.C)	(20,300)	(3,000)	(12,600)

Net expenses	241,737	65,743	41,217

Net investment income (loss)	1,789,985	332,155	124,473

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,598,631	493,209	219,213

Net realized gain (loss)	1,598,631	493,209	219,213

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	18,012,805	4,629,261	1,714,086

Change in net unrealized appreciation/depreciation	18,012,805	4,629,261	1,714,086

Net realized/unrealized gains (losses)	19,611,436	5,122,470	1,933,299

Change in net assets resulting from operations	$21,401,421	$5,454,625	$2,057,772

(a)	Commencement of operations was November 15, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF		JPMorgan Diversified Return Europe Equity ETF
	Period Ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$611,769	$732,592	$653,840	$(67,905)	$816,326	$1,200,080
Net realized gain (loss)	(547,822)	(5,347,986)	1,234,574	893,007	(626,233)	(196,912)
Change in net unrealized appreciation/depreciation	7,443,115	6,262,628	1,025,627	(180,427)	6,612,935	(1,347,706)

Change in net assets resulting from operations	7,507,062	1,647,234	2,914,041	644,675	6,803,028	(344,538)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(771,056)	(1,050,480)	(534,400)	—	(1,338,720)	(918)
From net realized gains	—	—	(1,806,320)	—	—	—

Total distributions to shareholders	(771,056)	(1,050,480)	(2,340,720)	—	(1,338,720)	(918)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	83,254,746	7,027,033	1,244,350	25,838,593	—	60,205,089

NET ASSETS:
Change in net assets	89,990,752	7,623,787	1,817,671	26,483,268	5,464,308	59,859,633
Beginning of period	43,809,461	36,185,674	26,483,268	—	59,859,633	—

End of period	$133,800,213	$43,809,461	$28,300,939	$26,483,268	$65,323,941	$59,859,633

Accumulated undistributed (distributions in excess of) net investment income	$501,642	$660,929	$59,806	$(59,634)	$658,869	$1,181,263

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$83,254,746	$14,272,477	$1,249,802	$25,838,593	$—	$60,205,089
Redeemed	—	(7,245,444)	—	—	—	—

Total change in net assets resulting from capital transactions	$83,254,746	$7,027,033	$1,249,802	$25,838,593	$—	$60,205,089

SHARE TRANSACTIONS:
Issued	1,700,000	300,000	50,000	1,000,000	—	1,200,000
Redeemed	—	(200,000)	—	—	—	—

Net increase in shares from share transactions	1,700,000	100,000	50,000	1,000,000	—	1,200,000

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was December 18, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

	JPMorgan Diversified Return Global Equity ETF		JPMorgan Diversified Return International Currency Hedged ETF		JPMorgan Diversified Return International Equity ETF
	Period Ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)	Period Ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$786,019	$1,466,798	$533,728	$(67,264)	$7,390,075	$6,954,232
Net realized gain (loss)	2,158,350	(1,594,236)	1,097,368	66,331	2,729,226	(5,272,526)
Change in net unrealized appreciation/depreciation	3,903,064	3,452,655	1,800,518	526,523	47,016,722	5,716,709

Change in net assets resulting from operations	6,847,433	3,325,217	3,431,614	525,590	57,136,023	7,398,415

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,695,420)	(1,057,127)	(431,255)	—	(9,230,405)	(2,154,090)
From net realized gains	—	—	(918,280)	—	—	—

Total distributions to shareholders	(1,695,420)	(1,057,127)	(1,349,535)	—	(9,230,405)	(2,154,090)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(10,880,408)	24,758,809	13,406,285	25,790,524	182,061,198	372,684,784

NET ASSETS:
Change in net assets	(5,728,395)	27,026,899	15,488,364	26,316,114	229,966,816	377,929,109
Beginning of period	77,556,933	50,530,034	26,316,114	—	470,042,716	92,113,607

End of period	$71,828,538	$77,556,933	$41,804,478	$26,316,114	$700,009,532	$470,042,716

Accumulated undistributed (distributions in excess of) net investment income	$339,668	$1,249,069	$48,359	$(54,114)	$4,814,880	$6,655,210

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$—	$24,758,809	$13,413,277	$25,790,524	$207,620,278	$372,684,784
Redeemed	(10,880,408)	—	—	—	(25,559,080)	—

Total change in net assets resulting from capital transactions	$(10,880,408)	$24,758,809	$13,413,277	$25,790,524	$182,061,198	$372,684,784

SHARE TRANSACTIONS:
Issued	—	500,000	500,000	1,000,000	4,100,000	7,600,000
Redeemed	(200,000)	—	—	—	(500,000)	—

Net increase (decrease) in shares from share transactions	(200,000)	500,000	500,000	1,000,000	3,600,000	7,600,000

(a)	Commencement of operations was April 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Period Ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)	Period Ended April 30, 2017 (b) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,789,985	$891,049	$332,155	$256,306	$124,473
Net realized gain (loss)	1,598,631	(233,079)	493,209	(84,431)	219,213
Change in net unrealized appreciation/depreciation	18,012,805	(1,126,048)	4,629,261	778,421	1,714,086

Change in net assets resulting from operations	21,401,421	(468,078)	5,454,625	950,296	2,057,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,329,650)	(130,025)	(396,160)	—	(36,680)

Total distributions to shareholders	(1,329,650)	(130,025)	(396,160)	—	(36,680)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	128,647,779	115,309,738	16,922,491	35,203,592	30,527,979

NET ASSETS:
Change in net assets	148,719,550	114,711,635	21,980,956	36,153,888	32,549,071
Beginning of period	125,538,258	10,826,623	36,153,888	—	—

End of period	$274,257,808	$125,538,258	$58,134,844	$36,153,888	$32,549,071

Accumulated undistributed (distributions in excess of) net investment income	$1,235,894	$775,559	$196,766	$260,771	$87,793

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$134,464,443	$115,309,738	$16,922,491	$35,203,592	$30,527,979
Redeemed	(5,816,664)	—	—	—	—

Total change in net assets resulting from capital transactions	$128,647,779	$115,309,738	$16,922,491	$35,203,592	$30,527,979

SHARE TRANSACTIONS:
Issued	2,200,000	2,000,000	300,000	700,000	1,200,000
Redeemed	(100,000)	—	—	—	—

Net increase in shares from share transactions	2,100,000	2,000,000	300,000	700,000	1,200,000

(a)	Commencement of operations May 11, 2016.
(b)	Commencement of operations November 15, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gain (loss)	Total from distributions
JPMorgan Diversified Return Emerging Markets Equity ETF
Six months ended April 30, 2017 (Unaudited)	$48.68	$0.35	$3.02	$3.37	$(0.59)		$—	$(0.59)
Year ended October 31, 2016	45.23	1.04	3.72	4.76	(1.31)		—	(1.31)
January 7, 2015 (a) through October 31, 2015	50.00	1.29	(6.06)	(4.77)	—		—	—

JPMorgan Diversified Return Europe Currency Hedged ETF
Six months ended April 30, 2017 (Unaudited)	26.48	0.64	2.17	2.81	(0.53	)(k)	(1.81)	(2.34)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07)	1.55	1.48	—		—	—

JPMorgan Diversified Return Europe Equity ETF
Six months ended April 30, 2017 (Unaudited)	49.88	0.68	5.00	5.68	(1.12)		—	(1.12)
December 18, 2015 (a) through October 31, 2016	50.00	1.39	(1.51)	(0.12)	—	(j)	—	— (j)

JPMorgan Diversified Return Global Equity ETF
Six months ended April 30, 2017 (Unaudited)	51.70	0.54	4.14	4.68	(1.13)		—	(1.13)
Year ended October 31, 2016	50.53	1.14	0.99	2.13	(0.96)		—	(0.96)
Year ended October 31, 2015	49.69	1.08	0.08	1.16	(0.32)		—	(0.32)
June 16, 2014 (a) through October 31, 2014	50.00	0.38	(0.69)	(0.31)	—		—	—

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(g)	Annualized for periods less than one year, unless otherwise indicated.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Does not include expenses of underlying funds.
(j)	Amount rounds to less than $0.005.
(k)	As described in Note 8, amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.58, the net investment income (loss) ratio would have been 4.54%, and the net expense ratio would have been 0.07%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
					Ratios to average net assets (g)
Net asset value, end of period	Market price, end of period	Total return (d) (e)	Market price total return (d) (f)	Net assets, end of period	Net expenses (i)		Net investment income (loss) (c)	Expenses without waivers and reimbursements (i)		Portfolio turnover rate (d)

$51.46	$51.73	7.11%	7.00%	$133,800,213	0.45%		1.43%	1.22%		22%
48.68	48.98	11.02	11.63	43,809,461	0.45		2.33	1.91		44
45.23	45.27	(9.54)	(9.46)	36,185,674	0.45	(h)	3.18	2.07	(h)	46

26.95	26.97	11.40	11.26	28,300,939	(0.38	)(k)	5.00 (k)	0.91		5
26.48	26.52	5.96	6.08	26,483,268	0.49	(h)	(0.49)	1.08	(h)	1

54.44	54.48	11.66	11.59	65,323,941	0.43		2.74	0.82		10
49.88	49.95	(0.23)	(0.09)	59,859,633	0.43	(h)	3.14	1.14	(h)	15

55.25	55.16	9.24	8.62	71,828,538	0.38		2.07	0.81		12
51.70	51.91	4.31	4.44	77,556,933	0.38		2.26	0.93		22
50.53	50.67	2.36	1.82	50,530,034	0.38		2.16	1.52		18
49.69	50.09	(0.62)	0.18	24,846,767	0.38	(h)	2.01	5.19	(h)	14

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b) (c)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income		Net realized gain (loss)	Total from distributions
JPMorgan Diversified Return International Currency Hedged ETF
Six months ended April 30, 2017 (Unaudited)	$26.32	$0.43	$2.34		$2.77	$(0.39	)(l)	$(0.83)	$(1.22)
April 1, 2016 (a) through October 31, 2016	25.00	(0.07)	1.39		1.32	—		—	—

JPMorgan Diversified Return International Equity ETF
Six months ended April 30, 2017 (Unaudited)	50.00	0.64	4.03		4.67	(0.82)		—	(0.82)
Year ended October 31, 2016	51.17	1.28	(1.37	)(d)	(0.09)	(1.08)		—	(1.08)
November 5, 2014 (a) through October 31, 2015	50.00	1.39	(0.07)		1.32	(0.15)		—	(0.15)

JPMorgan Diversified Return U.S. Equity ETF
Six months ended April 30, 2017 (Unaudited)	57.06	0.55	6.63		7.18	(0.46)		—	(0.46)
Year ended October 31, 2016	54.13	1.10	2.09	(d)	3.19	(0.26)		—	(0.26)
September 29, 2015 (a) through October 31, 2015	50.00	0.06	4.07		4.13	—		—	—

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six months ended April 30, 2017 (Unaudited)	51.65	0.42	6.56		6.98	(0.50)		—	(0.50)
May 11, 2016 (a) through October 31, 2016	50.00	0.42	1.23		1.65	—		—	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
November 15, 2016 (a) through April 30, 2017 (Unaudited)	25.00	0.13	2.03		2.16	(0.04)		—	(0.04)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(e)	Not annualized for periods less than one year.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(h)	Annualized for periods less than one year, unless otherwise indicated.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(j)	Does not include expenses of underlying funds.
(k)	Amount rounds to less than 0.005%
(l)	As described in Note 8, amount reflects an out of period adjustment related to an expense reimbursement for acquired fund fees. Had the Fund not recorded the out of period adjustment, the net investment income (loss) per share would have been $0.38, the net investment income (loss) ratio would have been 2.84%, and the net expense ratio would have been 0.07%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
					Ratios to average net assets (h)
Net asset value, end of period	Market price, end of period	Total return (e) (f)	Market price total return (e) (g)	Net assets, end of period	Net expenses (j)		Net investment income (loss) (c)		Expenses without waivers and reimbursements (j)		Portfolio turnover rate (e)

$27.87	$27.95	10.85%	11.08%	$41,804,478	(0.28	)%(l)	3.20	%(l)	0.75	%(i)	4%
26.32	26.34	5.28	5.36	26,316,114	0.49	(i)	(0.49)		1.14	(i)	4

53.85	54.01	9.51	9.45	700,009,532	0.43		2.55		0.55		14
50.00	50.17	(0.15)	0.41	470,042,716	0.43		2.56		0.75		27
51.17	51.05	2.65	2.40	92,113,607	0.43	(i)	2.72		1.33	(i)	20

63.78	63.81	12.64	12.65	274,257,808	0.25		1.82		0.50		14
57.06	57.08	5.92	5.90	125,538,258	0.29		1.95		0.90		22
54.13	54.16	8.26	8.32	10,826,623	0.29	(i)	1.20		5.75	(i)	—	(k)

58.13	58.14	13.59	13.61	58,134,844	0.30		1.53		0.71		12
51.65	51.64	3.30	3.28	36,153,888	0.34	(i)	1.69		1.02	(i)	15

27.12	27.16	8.67	8.79	32,549,071	0.36	(i)	1.08		0.96		11

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 9 separate funds of the Trust (collectively, the “Funds”) covered in this report:

Diversified/Non-Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Currency Hedged ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Currency Hedged ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index.

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Europe Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) commenced operations on December 18, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index.

The JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) commenced operations on June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index.

The JPMorgan Diversified Return International Currency Hedged ETF (the “International Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) commenced operations on November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index.

The JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) commenced operations on September 29, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index.

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) commenced operations on May 11, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell Midcap Diversified Factor Index.

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “U.S. Small Cap Equity ETF”) commenced operations on November 15, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell 2000 Diversified Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 100,000 shares for all funds, except for the Europe Currency Hedged ETF, the International Currency Hedged ETF and the U.S. Small Cap Equity ETF which trade in blocks of 50,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount which may be substituted in Funds with sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

102	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$6,637,461	$—	$—	$6,637,461
Chile	1,861,104	—	—	1,861,104
China	311,670	29,866,335	31,723	30,209,728
Colombia	200,004	—	—	200,004
Czech Republic	152,295	267,908	—	420,203
Egypt	260,319	—	—	260,319
Greece	165,518	434,404	—	599,922
Hungary	—	665,209	—	665,209
Indonesia	561,384	8,831,133	—	9,392,517
Malaysia	903,278	6,596,159	—	7,499,437
Mexico	3,216,404	—	—	3,216,404
Pakistan	69,096	46,158	—	115,254
Peru	92,333	—	—	92,333
Philippines	352,184	1,358,010	—	1,710,194
Poland	226,016	1,763,816	—	1,989,832
Russia	6,737,347	62,686	—	6,800,033
South Africa	1,079,652	7,880,278	—	8,959,930
Taiwan	—	23,396,462	—	23,396,462
Thailand	213,798	8,207,083	—	8,420,881
Turkey	6,803	1,966,461	—	1,973,264
United Arab Emirates	1,129,595	1,024,422	—	2,154,017

Total Common Stocks	24,176,261	92,366,524	31,723	116,574,508

Exchange Traded Fund
India	10,050,472	—	—	10,050,472

Total Exchange Traded Fund	10,050,472	—	—	10,050,472

Preferred Stocks
Brazil	5,735,015	—	—	5,735,015
Chile	130,754	—	—	130,754
Colombia	209,918	—	—	209,918
Russia	400,501	—	—	400,501

Total Preferred Stocks	6,476,188	—	—	6,476,188

Rights
Brazil	17	—	—	17
Taiwan	2,622	—	—	2,622

Total Rights	2,639	—	—	2,639

Short-Term Investment
Investment Company	306,676	—	—	306,676

Total Investments in Securities	$41,012,236	$92,366,524	$31,723	$133,410,483

104	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

Europe Currency Hedged ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$26,584,450	$—	$—	$26,584,450

Appreciation in Other Financial Instruments
Futures Contracts	$—	$20,401	$—	$20,401
Forward Foreign Currency Exchange Contracts	—	50,856	—	50,856

Total Appreciation in Other Financial Instruments	$—	$71,257	$—	$71,257

Depreciation in Other Financial Instruments
Futures Contracts	$—	$5,357	$—	$5,357
Forward Foreign Currency Exchange Contracts	—	564,605	—	564,605

Total Depreciation in Other Financial Instruments	$—	$569,962	$—	$569,962

Europe Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$701,092	$—	$701,092
Belgium	—	1,138,420	—	1,138,420
Denmark	—	1,774,822	—	1,774,822
Finland	—	2,944,136	—	2,944,136
France	103,107	8,629,415	—	8,732,522
Germany	—	8,773,258	—	8,773,258
Ireland	152,351	116,621	—	268,972
Italy	103,769	1,446,874	—	1,550,643
Luxembourg	—	235,724	—	235,724
Netherlands	—	3,335,162	—	3,335,162
Norway	—	1,666,073	—	1,666,073
Portugal	—	710,848	—	710,848
Spain	—	5,391,452	—	5,391,452
Sweden	—	3,600,665	—	3,600,665
Switzerland	850	7,523,947	—	7,524,797
United Kingdom	67,780	15,941,620	—	16,009,400

Total Common Stocks	427,857	63,930,129	—	64,357,986

Preferred Stocks
Germany	—	577,142	—	577,142

Total Preferred Stocks	—	577,142	—	577,142

Total Investments in Securities	$427,857	$64,507,271	$—	$64,935,128

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Global Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,981,910	$—	$5,981,910
Austria	—	226,437	—	226,437
Belgium	—	580,582	—	580,582
Canada	2,227,614	—	—	2,227,614
Denmark	—	524,145	—	524,145
Finland	—	589,433	—	589,433
France	—	3,146,484	—	3,146,484
Germany	—	2,056,256	—	2,056,256
Hong Kong	43,174	2,683,080	—	2,726,254
Israel	221,749	—	—	221,749
Italy	188,843	352,424	—	541,267
Japan	—	16,059,061	—	16,059,061
Netherlands	—	1,288,544	—	1,288,544
New Zealand	—	249,347	—	249,347
Norway	—	625,191	—	625,191
Portugal	—	268,859	—	268,859
Singapore	—	1,626,685	—	1,626,685
South Korea	—	6,599,374	87,582	6,686,956
Spain	—	1,610,711	—	1,610,711
Sweden	149,098	1,935,512	—	2,084,610
Switzerland	173,262	1,249,593	—	1,422,855
United Kingdom	—	2,506,135	—	2,506,135
United States	18,084,358	—	—	18,084,358

Total Common Stocks	21,088,098	50,159,763	87,582	71,335,443

Preferred Stocks
Germany	—	106,946	—	106,946

Total Preferred Stocks	—	106,946	—	106,946

Total Investments in Securities	$21,088,098	$50,266,709	$87,582	$71,442,389

International Currency Hedged ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$41,738,283	$—	$—	$41,738,283

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$195,256	$—	$195,256

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$495,682	$—	$495,682

106	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$55,941,868	$—	$55,941,868
Austria	—	4,796,517	—	4,796,517
Belgium	—	7,084,984	—	7,084,984
Denmark	—	8,223,958	—	8,223,958
Finland	—	11,284,891	—	11,284,891
France	—	36,691,970	—	36,691,970
Germany	367,749	28,446,681	—	28,814,430
Hong Kong	3,226,758	33,152,699	—	36,379,457
Ireland	501,103	—	—	501,103
Italy	2,658,718	5,443,521	—	8,102,239
Japan	—	175,103,269	—	175,103,269
Luxembourg	—	859,840	—	859,840
Netherlands	1,132,858	17,559,941	—	18,692,799
New Zealand	—	4,130,349	—	4,130,349
Norway	—	6,583,008	—	6,583,008
Portugal	—	4,451,585	—	4,451,585
Singapore	—	20,557,349	—	20,557,349
South Korea	—	67,681,136	—	67,681,136
Spain	310,700	16,963,975	—	17,274,675
Sweden	—	21,118,827	—	21,118,827
Switzerland	—	15,018,839	—	15,018,839
United Kingdom	—	143,499,959	—	143,499,959

Total Common Stocks	8,197,886	684,595,166	—	692,793,052

Rights
Australia	14,044	—	—	14,044

Total Rights	14,044	—	—	14,044

Short-Term Investment
Investment Company	3,910,916	—	—	3,910,916

Total Investments in Securities	$12,122,846	$684,595,166	$—	$696,718,012

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$44,123,873	$—	$—	$44,123,873
Consumer Staples	32,194,617	—	—	32,194,617
Energy	9,209,490	—	—	9,209,490
Financials	19,827,740	—	—	19,827,740
Health Care	43,537,436	—	—	43,537,436
Industrials	23,456,966	—	—	23,456,966
Information Technology	40,714,989	—	—	40,714,989
Materials	15,335,006	—	—	15,335,006
Real Estate	5,459,006	—	—	5,459,006
Telecommunication Services	2,989,735	—	—	2,989,735
Utilities	36,163,261	—	—	36,163,261

Total Common Stocks	273,012,119	—	—	273,012,119

Short-Term Investment
Investment Company	1,052,093	—	—	1,052,093

Total Investments in Securities	$274,064,212	$—	$—	$274,064,212

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$9,548,798	$—	$—	$9,548,798
Consumer Staples	3,932,774	—	—	3,932,774
Energy	1,878,382	—	—	1,878,382
Financials	5,221,907	—	—	5,221,907
Health Care	7,845,301	—	—	7,845,301
Industrials	7,008,491	—	—	7,008,491
Information Technology	8,440,172	—	—	8,440,172
Materials	3,801,750	—	—	3,801,750
Real Estate	2,824,989	—	—	2,824,989
Telecommunication Services	282,459	—	—	282,459
Utilities	7,249,172	—	—	7,249,172

Total Common Stocks	58,034,195	—	—	58,034,195

Short-Term Investment
Investment Company	351,777	—	—	351,777

Total Investments in Securities	$58,385,972	$—	$—	$58,385,972

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,957,504	$—	$—	$6,957,504
Consumer Staples	2,999,404	—	—	2,999,404
Energy	736,502	—	—	736,502
Financials	1,994,600	—	—	1,994,600
Health Care	3,335,276	—	—	3,335,276
Industrials	4,607,854	—	—	4,607,854
Information Technology	4,436,558	—	—	4,436,558
Materials	2,074,583	—	—	2,074,583
Real Estate	943,401	—	—	943,401
Telecommunication Services	545,732	—	—	545,732
Utilities	3,586,834	—	—	3,586,834

Total Common Stocks	32,218,248	—	—	32,218,248

Short-Term Investment
Investment Company	426,720	—	—	426,720

Total Investments in Securities	$32,644,968	$—	$—	$32,644,968

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended April 30, 2017 for Europe Currency Hedged ETF, Global Equity ETF, International Currency Hedged ETF, U.S. Equity ETF, U.S. Mid Cap Equity ETF, and U.S. Small Cap Equity ETF.

There were no significant transfers between level 1 and level 2 during the period ended April 30, 2017 for Europe Equity ETF and International Equity ETF.

Transfers from level 2 to level 1 in the amount of $1,059,060 for Emerging Markets Equity ETF are due to the non-application of the fair value factors to certain securities during the period ended April 30, 2017.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds. As of April 30, 2017, the Funds had no investments in restricted securities other than securities sold to the Fund under Rule 144A.

108	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

C. Derivatives — Certain Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). Certain Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF and International Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency contracts.

(2). Futures Contracts — The Emerging Markets Equity ETF and Europe Currency Hedged ETF used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Emerging Markets Equity ETF and Europe Currency Hedged ETF also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(3). Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Europe Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$50,856

Gross Liabilities:
Foreign exchange contracts	Payables	$(564,605)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017.

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Goldman Sachs	$50,856	$(50,856)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty (not less than zero)
Goldman Sachs	$564,605	$(50,856)	$—	$513,749

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

International Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities

Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$195,256

Gross Liabilities:
Foreign exchange contracts	Payables	$(495,682)

110	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017.

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Goldman Sachs	$195,256	$(195,256)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not Less than zero)
Goldman Sachs	$495,682	$(195,256)	$—	$300,426

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended April 30, 2017, by primary underlying risk exposure:

Emerging Markets Equity ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$44,803

Europe Currency Hedged ETF
Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$737

Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,386,616

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Futures contracts	$15,044

Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(1,448,970)

International Currency Hedged ETF
Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,155,564

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(1,172,400)

Derivatives Volume

The table below discloses the volume of the Fund’s forward foreign currency contracts and futures contracts activity for the period ended April 30, 2017. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Emerging Markets Equity ETF	Europe Currency Hedged ETF	International Currency Hedged ETF
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—	$12,348,714	$12,394,298
Average Settlement Value Sold	—	38,159,697	46,066,307
Ending Settlement Value Purchased	—	29,518,015	42,135,160
Ending Settlement Value Sold	—	55,780,599	83,219,993
Futures Contracts:
Average Notional Balance Long	1,153,110	1,273,520	—
Average Notional Balance Short	—	—	—
Ending Notional Balance Long	1,153,110	1,273,520	—
Ending Notional Balance Short	—	—	—

The Funds’ derivatives contracts held at April 30, 2017, are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in the foreign exchange rates from changes in the market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. The reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Investment Transactions with Affiliates —Europe Currency Hedged ETF, International Currency Hedged ETF, U.S. Equity ETF, U.S. Mid Cap Equity ETF, and U.S. Small Cap Equity ETF invest in Underlying Funds and/or other ETFs advised by the Adviser or its affiliates.

An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds and other ETFs advised by the Adviser or its affiliates:

		For the period ended April 30, 2017
Affiliate	Value at Beginning of Period	Purchase Cost	Sales Proceeds	Realized Gain(Loss)	Change in Unrealized Gain(Loss)	Shares at April 30, 2017	Value at April 30, 2017	Dividend Income
Emerging Markets Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	$—	$8,684,168	$8,377,492	$—	$—	306,676	$306,676	$1,703
Europe Currency Hedged ETF
JPMorgan Diversified Return Europe Equity ETF	26,524,064	2,455,832	4,696,769	(158,230)	2,459,553	488,236	26,584,450	604,072
International Currency Hedged ETF
JPMorgan Diversified Return International Equity ETF	26,351,076	14,998,875	2,519,398	(65,188)	2,972,918	722,645	41,738,283	486,823

112	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

		For the period ended April 30, 2017
Affiliate	Value at Beginning of Period	Purchase Cost	Sales Proceeds	Realized Gain(Loss)	Change in Unrealized Gain(Loss)	Shares at April 30, 2017	Value at April 30, 2017	Dividend Income
International Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	$1,161,468	$6,428,370	$3,678,922	$—	$—	3,910,916	$3,910,916	$2,740
U.S. Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	1,660,652	4,736,064	5,344,623	—	—	1,052,093	1,052,093	1,443
U.S. Mid Cap Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	621,429	1,445,333	1,714,985	—	—	351,777	351,777	376
U.S. Small Cap Equity ETF (a)
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	1,368,485	941,765	—	—	426,720	426,720	283

(a)	Commencement of operations was November 15, 2016.

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of each Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time the Fund commenced operations. Approximate total offering costs incurred by the Funds were as follows:

Europe Currency Hedged ETF	$40,805
Europe Equity ETF	5,373
International Currency Hedged ETF	81,862
U.S. Mid Cap Equity ETF	13,663
U.S. Small Cap Equity ETF	11,740

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of October 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Emerging Markets Equity ETF	0.44%
Europe Currency Hedged ETF	0.33%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Currency Hedged ETF	0.27%
International Equity ETF	0.24%
U.S. Equity ETF	0.23%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as outlined in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian and Transfer Agent fees on the Statements of Operations. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.

For the period ended April 30, 2017, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Emerging Markets Equity ETF	$117,600
Global Equity ETF	7,700
International Equity ETF	86,400
U.S. Equity ETF	20,300
U.S. Mid Cap Equity ETF	3,000
U.S. Small Cap Equity ETF	12,600

Such amounts are included in expense reimbursements from non-affiliates in the Statements of Operations.

Restricted cash on the Statements of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

114	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses, (excluding acquired fund fees and expenses, except with respect to Diversified Return Europe Equity Currency Hedged ETF and Diversified Return International Currency Hedged ETF where the expense limitation agreement includes acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Emerging Markets Equity ETF	0.45%
Europe Currency Hedged ETF	0.49%
Europe Equity ETF	0.43%
Global Equity ETF	0.38%
International Currency Hedged ETF	0.49%
International Equity ETF	0.43%
U.S. Equity ETF*	0.19%
U.S. Mid Cap Equity ETF**	0.24%
U.S. Small Cap Equity ETF***	0.29%

*	Prior to March 1, 2017, the contractual expense limitation for the Diversified Return U.S. Equity ETF was 0.29%.
**	Prior to March 1, 2017, the contractual expense limitations for the Diversified Return U.S. Mid Cap Equity ETF was 0.34%.
***	Prior to March 1, 2017, the contractual expense limitations for the Diversified Return U.S. Small Cap Equity ETF was 0.39%.

The expense limitation agreements were in effect for the period ended April 30, 2017. The contractual expense limitation percentages in the table above are in place until at least February 28, 2021.

For the period ended April 30, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each Fund as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Emerging Markets Equity ETF	$187,933	$36,305	$224,238	$30,054
Europe Currency Hedged ETF	43,135	11,111	54,246	123,897	*
Europe Equity ETF	89,325	25,309	114,634	1,731
Global Equity ETF	90,962	32,216	123,178	30,495
International Currency Hedged ETF	45,065	14,188	59,253	130,825	*
International Equity ETF	160,211	106,807	267,018	—
U.S. Equity ETF	142,064	83,383	225,447	—
U.S. Mid Cap Equity ETF	52,213	18,492	70,705	14,898
U.S. Small Cap Equity ETF	34,348	10,068	44,416	11,748

*	As disclosed in Note 8, amounts include out of period adjustments.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has agreed to waive the net expense ratio of the Underlying Funds.

The amount of the waivers resulting from investments in these money market funds as of April 30, 2017 were as follows:

Emerging Markets Equity ETF	$565
U.S. Equity ETF	588
U.S. Mid Cap Equity ETF	166
U.S. Small Cap Equity ETF	84

E. Related Party Transactions

The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. SIDCO receives no fee for its distribution services under the Distribution Agreement. Although the Distributor does not receive any fees under the Distribution Agreement with the Trust, JPMIM pays the Distributor for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. The Funds, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Funds’ Statements of Operations.

The Fund may use related party broker-dealers. For the period ended April 30, 2017, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:

Emerging Markets Equity ETF	$37,397
Europe Currency Hedged ETF	2,755
Europe Equity ETF	2,607
Global Equity ETF	5,738
International Currency Hedged ETF	1,881
International Equity ETF	34,101
U.S. Equity ETF	14,235
U.S. Mid Cap Equity ETF	3,704
U.S. Small Cap Equity ETF	2,225

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

An affiliate of JPMorgan made a payment to the International Currency Hedged ETF and the Europe Currency Hedged ETF of approximately $35,000 and $4,500, respectively, relating to a NAV error, which was booked to Capital Transactions on the Statement of Changes in Net Assets to the respective Fund.

4. Investment Transactions

During the period ended April 30, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity ETF	$51,414,087	$18,590,307
Europe Currency Hedged ETF	1,220,290	4,696,769
Europe Equity ETF	6,085,768	6,757,164
Global Equity ETF	9,123,902	12,947,423
International Currency Hedged ETF	1,516,026	2,520,027
International Equity ETF	93,135,322	83,869,941
U.S. Equity ETF	29,254,794	27,971,792
U.S. Mid Cap Equity ETF	6,188,710	5,507,130
U.S. Small Cap Equity ETF	2,989,262	2,741,068

During the period ended April 30, 2017, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

	In-Kind Purchases	In-Kind Sales	Realized Gain (Loss)
Emerging Markets Equity ETF	$49,534,398	$—	$—
Europe Currency Hedged ETF	1,235,542	—	—
Europe Equity ETF	—	—	—
Global Equity ETF	—	7,709,976	1,993,665
International Currency Hedged ETF	13,482,849	—	—
International Equity ETF	184,691,017	18,500,083	4,151,371
U.S. Equity ETF	133,064,167	4,831,391	927,527
U.S. Mid Cap Equity ETF	16,676,162	—	—
U.S. Small Cap Equity ETF	30,038,829	—	—

116	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2017 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity ETF	$125,834,033	$9,933,864	$(2,357,414)	$7,576,450
Europe Currency Hedged ETF	25,242,984	1,341,466	—	1,341,466
Europe Equity ETF	59,670,263	7,186,070	(1,921,205)	5,264,865
Global Equity ETF	64,205,777	10,003,144	(2,766,532)	7,236,612
International Currency Hedged ETF	39,110,817	2,627,466	—	2,627,466
International Equity ETF	644,305,191	66,160,252	(13,747,431)	52,412,821
U.S. Equity ETF	256,361,129	21,437,343	(3,734,260)	17,703,083
U.S. Mid Cap Equity ETF	52,978,296	6,214,698	(807,022)	5,407,676
U.S. Small Cap Equity ETF	30,930,882	2,607,545	(893,459)	1,714,086

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies, wash sale loss deferrals and investments in real estate investment trusts.

As of October 31, 2016, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short Term		Long-Term
Emerging Markets Equity ETF	$5,289,224		$1,124,690
Europe Equity ETF	174,492		—
Global Equity ETF	765,792		1,174,217
International Equity ETF	1,833,345	(a)	1,485,036	(a)
U.S. Equity ETF	92,850		32,404
U.S. Mid Cap Equity ETF	87,090		—

(a)	Subject to limitation under IRC section 382-384.

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure, if any, would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

As of April 30, 2017, the Adviser owned shares representing more than 10% of net assets of the following Funds:

% Ownership
Emerging Markets Equity ETF	18%
Europe Currency Hedged ETF	92%
Europe Equity ETF	43%
Global Equity ETF	22%
International Currency Hedged ETF	64%
U.S. Equity ETF	27%
U.S. Mid Cap Equity ETF	49%
U.S. Small Cap Equity ETF	79%

Furthermore, as of April 30, 2017, the Europe Currency Hedged ETF owned approximately 41% of the shares outstanding of the Europe Equity ETF.

Significant transactions by the Adviser may impact the Fund’s performance.

Each Fund may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on a Fund’s benchmark index (each an “underlying index”). Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. As of April 30, 2017, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	China	France	Germany	Japan	Switzerland	Taiwan	United Kingdom
Emerging Markets Equity ETF	22.6%	—%	—%	—%	—%	17.5%	—%
Europe Equity ETF	—	13.4	14.4	—	11.6	—	24.7
Global Equity ETF	—	—	—	22.5	—	—	—
International Equity ETF	—	—	—	25.1	—	—	20.6

With the exception of U.S. Equity ETF, U.S. Mid Cap Equity ETF, and U.S. Small Cap Equity ETF as of April 30, 2017, a significant portion of the net assets of the Funds noted in the table above consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Premium/Discount Risk — Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Index Tracking Risk — A Fund may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

Counterparty Risk — The Funds are subject to counterparty risk, which is the risk that a counterparty will not fulfill its contractual obligations arising from agreements with the Funds such as forward foreign currency exchange contracts.

Derivatives Risk — Derivatives and futures may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose a Fund to counterparty risk including the credit risk of the derivative counterparty.

8. Out of Period Adjustment

The Europe Currency Hedged ETF and International Currency Hedged ETF recorded an out of period adjustments in the April 30, 2017 financial statements which resulted in an increase to net investment income of approximately $59,388 and $59,006, respectively, as well as the changes to the Financial Highlights as disclosed therein. These adjustments resulted from an adjustment related to an expense reimbursement, from the Adviser, for acquired fund fees that was not recorded in the October 31, 2016 financial statements. Management has evaluated the adjustment and concluded that it is not material to the previously issued 2016 or the current year financial statements.

118	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

10. Subsequent Event

During the period May 1, 2017 through June 28, 2017, JPMorgan U.S. Equity ETF had net redemptions of $57,183,410. This amount represented approximately 20.85% of the Fund’s net assets as of April 30, 2017.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	119

SUPPLEMENTAL INFORMATION

FOR THE PERIODS INDICATED (Unaudited)

The table below indicates the number of trading days in which the Funds traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Emerging Markets Equity ETF (a)		Europe Currency Hedged ETF (b)		Europe Equity ETF (c)
Range of Premium Discount	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 2.0% and Less than or equal to 2.5%	—	—%	1	0.37%	—	—%
Greater than 1.5% and Less than or equal to 2.0%	3	0.52%	2	0.74%	—	—%
Greater than 1.0% and Less than or equal to 1.5%	32	5.51%	1	0.37%	1	0.29%
Greater than 0.5% and Less than or equal to 1.0%	230	39.58%	11	4.06%	22	6.45%
Greater than 0.0% and Less than or equal to 0.5%	108	18.59%	140	51.65%	253	74.20%
Less than or equal to 0.0% and greater than or equal to –0.5%	82	14.11%	110	40.59%	65	19.06%
Less than –0.5% and greater than or equal to –1.0%	94	16.18%	3	1.11%	—	—%
Less than –1.0% and greater than or equal to –1.5%	26	4.48%	1	0.37%	—	—%
Less than –1.5% and greater than or equal to –2.0%	6	1.03%	1	0.37%	—	—%
Less than –4.0% and greater than or equal to –4.5%	—	—%	1	0.37%	—	—%

	581	100.00%	271	100.00%	341	100.00%

	Global Equity ETF (d)		International Currency Hedged ETF (b)		International Equity ETF (e)
Range of Premium Discount	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 1.0% and Less than or equal to 1.5%	—	—%	—	—%	1	0.16%
Greater than 0.5% and Less than or equal to 1.0%	39	5.39%	1	0.37%	137	22.03%
Greater than 0.0% and Less than or equal to 0.5%	588	81.33%	214	78.97%	444	71.38%
Less than or equal to 0.0% and greater than or equal to –0.5%	93	12.86%	56	20.66%	37	5.95%
Less than –0.5% and greater than or equal to –1.0%	2	0.28%	—	—%	3	0.48%
Less than –1.0% and greater than or equal to –1.5%	1	0.14%	—	—%	—	—%

	723	100.00%	271	100.00%	622	100.00%

	U.S. Equity ETF (f)		U.S. Mid Cap Equity ETF (g)		U.S. Small Cap Equity ETF (h)
Range of Premium Discount	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 0.0% and Less than or equal to 0.5%	348	87.66%	207	86.25%	112	100%
Less than or equal to 0.0% and greater than or equal to –0.5%	49	12.34%	33	13.75%	—	—%

	397	100.00%	240	100.00%	112	100%

(a)	For the period January 7, 2015 (fund inception date) to April 30, 2017.
(b)	For the period April 1, 2016 (fund inception date) to April 30, 2017.
(c)	For the period December 18, 2015 (fund inception date) to April 30, 2017.
(d)	For the period June 16, 2014 (fund inception date) to April 30, 2017.
(e)	For the period November 5, 2014 (fund inception date) to April 30, 2017.
(f)	For the period September 29, 2015 (fund inception date) to April 30, 2017.
(g)	For the period May 11, 2016 (fund inception date) to April 30, 2017.
(h)	For the period November 15, 2016 (fund inception date) to April 30, 2017.

120	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, investment advisory fees, administration fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period November 1, 2016 and continued to hold your shares at the end of the reporting period, April 30, 2017.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period*
JPMorgan Diversified Emerging Markets Equity ETF
Actual Fund Return	$1,000.00	$972.10	0.45%	$2.20
Hypothetical 5% Return (1)	1,000.00	1,022.56	0.45	2.26

JPMorgan Diversified Europe Currency Hedged ETF
Actual Fund Return	$1,000.00	$1,114.00	(0.38)%	$(1.99)
Hypothetical 5% Return (1)(3)	1,000.00	1,022.91	(0.38)	(1.91)

JPMorgan Diversified Europe Equity ETF
Actual Fund Return	$1,000.00	$1,116.60	0.43%	$2.26
Hypothetical 5% Return (1)	1,000.00	1,022.66	0.43	2.16

JPMorgan Diversified Global Equity ETF
Actual Fund Return	$1,000.00	$1,092.40	0.38%	$1.94
Hypothetical 5% Return (1)	1,000.00	1,022.91	0.38	0.91

JPMorgan Diversified International Currency Hedged ETF
Actual Fund Return	$1,000.00	$1,108.50	(0.28)%	$(1.46)
Hypothetical 5% Return (1)(3)	1,000.00	1,023.41	(0.28)	(1.40)

JPMorgan Diversified International Equity ETF
Actual Fund Return	$1,000.00	$1,116.60	0.43%	$2.26
Hypothetical 5% Return (1)	1,000.00	1,022.66	0.43	2.16

JPMorgan Diversified U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,126.40	0.25%	$1.32
Hypothetical 5% Return (1)	1,000.00	1,023.55	0.25	1.25

JPMorgan Diversified U.S. Mid Cap Equity ETF
Actual Fund Return	$1,000.00	$1,135.90	0.30%	$1.59
Hypothetical 5% Return (1)	1,000.00	1,023.31	0.30	1.51

JPMorgan Diversified U.S. Small Cap Equity ETF
Actual Fund Return (2)	$1,000.00	$1,086.70	0.36%	$1.71
Hypothetical 5% Return (1)	1,000.00	1,023.01	0.36	1.81

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the one-half year period).
(3)	Refer to Note 8.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	121

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF and JPMorgan Diversified Return U.S. Equity ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. The Board also meets specifically to consider investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 6-7, 2016, at which meeting the Trustees considered continuation of investment advisory agreements for JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF and JPMorgan Diversified Return U.S. Equity ETF (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In advance of the December 6-7, 2016 meeting, the Trustees met on November 9, 2016 to discuss certain information in connection with its consideration of the Advisory Agreements. At the December 6-7, 2016 meeting, the Board reviewed and considered performance, expense and related information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940; the “1940 Act”) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. The Adviser also periodically provides comparative information regarding each Fund’s expense ratio and that of each of their peer groups. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. using data from Lipper Inc. (“Broadridge/Lipper”), an independent provider of investment company data. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategies and the underlying benchmarks and indices for the Funds, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s lineup, and how they are positioned against identified peers. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator to the Funds (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

122	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds.

The Trustees also considered the fees that JPMIM earned from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Economies of Scale

The Trustees considered the extent to which each Fund may benefit from economies of scale. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Funds contains breakpoints, but that fees are competitive with its peer funds. They concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place, which serve to limit the overall net expense ratio of each Fund at competitive levels. With respect to the administration agreement, the Trustees also considered the fact that the Funds benefit from economies of scale for the broader J.P. Morgan fund complex. This is because the administration fee had been set at a level consistent with the effective rate of the J.P. Morgan mutual funds, which includes breakpoints, a rate which the Funds would be unlikely to achieve based on the significantly lower level of assets under management. The Trustees concluded that shareholders of the Funds will generally benefit from the lower expense ratios that resulted from these factors.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as each Fund. The Adviser does not manage any other accounts with substantially similar investment strategies as the Funds. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, including the fact that each Fund seeks performance that closely corresponds to the performance of its underlying index, and the portfolio management teams and competitive positioning against peer funds, as identified by management.

As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance compared to the performance of its underlying index with the information provided for the Funds at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was in line with its underlying index, consistent with its investment objective.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in a peer group made up of funds with the same Broadridge/Lipper investment classification and objective (the “Expense Group”) as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees considered the Fee Caps currently in place for each Fund and considered the net

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	123

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

advisory fee rate after taking into account any such Fee Caps. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Europe Currency Hedged ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Europe Equity ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Global Equity ETF’s net advisory fee was below the median level for the Expense Group and actual total expenses were at the median level for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Currency Hedged ETF’s net advisory fee was below the median level for the Expense Group and actual total expenses were above the median level for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Equity ETF’s net advisory fee and actual total expenses were below the median levels for the Expense Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

124	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the U.S. Small Cap Equity ETF

On March 23 – 24, 2016, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreement (“Agreement”) for the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”). The approval included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the 1940 Act. In connection with the approval of the Agreement for the Fund, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Agreement, the Trustees reviewed the Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Agreement. The Trustees also discussed the proposed Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Agreement for the Fund.

The Trustees considered information provided with respect to the Fund and the approval of the Agreement. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Agreement was fair and reasonable and that the initial approval of the Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and the underlying indices for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the Trust’s lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser gained from their experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Trust, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered the fees that the Adviser will earn from the Fund for providing administrative services. The Trustees also considered the fees paid to JPMCB, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services. The Trustees also considered that any fall-out or ancillary benefits would be comparable to those related to the other actively managed funds in the complex.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Fund contains breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints. With respect to the administration agreement, the Trustees also considered the fact that the Fund would benefit from economies of scale for the broader J.P. Morgan fund complex because the administration fee had been set at a level consistent with the lower effective rate of the J.P. Morgan mutual funds, which includes breakpoints, and which management believes is lower than the Fund could have achieved on its own. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund will generally benefit from the lower expense ratios that result from these factors.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	125

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser, as well as information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data, concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees also noted that the Adviser does not currently manage mutual funds or institutional accounts with the same or substantially similar strategies as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund.

The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

126	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. April 2017.	SAN-ETF-417

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2017 (Unaudited)

JPMorgan Diversified Alternatives ETF

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

June 16, 2017 (Unaudited)

Dear Shareholders:

I am pleased to report that the JPMorgan Diversified Alternatives ETF (JPHF) met its objective over the past six months and had returns closely matching its benchmark, after fees and expenses. JPHF has performed as designed from inception, generating returns of 5.29% as of April 30, 2017.

“While alternative strategies have traditionally been reserved for affluent and institutional investors, we believe they can be useful for building stronger, more diversified portfolios for all investors.” — Robert F. Deutsch

Alternative strategies for all

While alternative strategies have traditionally been reserved for affluent and institutional investors, we believe they can be useful for building stronger, more diversified portfolios for all investors. That is why we created JPHF, a true exposure to hedge fund strategies, packaged in a cost-efficient ETF structure.

More diversification, less correlation

JPHF uses a bottom-up, rules-based approach to selecting securities and building exposure to commonly used hedge fund strategies. The Fund seeks to provide attractive diversification and risk-adjusted returns by systematically allocating assets across equity long/short, event-driven and global macro-based strategies, and then by trading individual instruments across equity, fixed-income, currency and commodity markets,

Past performance is not a guarantee of future performance.

Diversification does not guarantee returns or eliminate the risk of loss. There is no guarantee the Fund will meet its investment objective. JPMorgan Diversified Alternatives ETF is actively managed and will likely engage in active and frequent trading leading to increased portfolio turn-over, higher transaction costs and the possibility of increased capital gains. Alternative investments and strategies involve higher risks than traditional investments and may not be suitable for all investors.

depending on the strategy. In our view, this unique solution delivers broader diversification than typical ETF hedge fund replication strategies, which are generally “backward looking” and unable to capture tactical shifts or the most current hedge fund industry positioning.

We believe this diversification could prove beneficial during times of market volatility as we seek exposures with low correlation to traditional investments.

I want to thank you for your confidence in our process and let you know that I am transitioning my role as President of J.P. Morgan Asset Management’s U.S. ETF complex to Joanna Gallegos. She will take over the day-to-day direction of our U.S. ETF business and I will continue to serve as Chairman of the J.P Morgan Exchange-Traded Fund Trust Board of Trustees. Joanna brings tremendous experience to the role, having partnered with me over the past four years as the head of our product development initiative and as a member of the management team leading the business. I am confident that under her guidance, J.P. Morgan ETFs will continue to lead the industry, building thoughtful strategies, stronger portfolios, and, most importantly, client satisfaction.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange-Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Alternatives ETF*	3.80%
Market Price**	4.02%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%

Net Assets as of 4/30/2017	$78,294,373

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Alternatives ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by allocating assets across a variety of strategies commonly employed by hedge funds, including Equity Long/Short, Event Driven and Global Macro Based strategies. The Fund seeks to achieve the efficiency of rules-based investing with the diversification benefits of alternative strategies without replicating an index.

The Fund uses derivatives, including swaps, futures, options, and forward contracts, in implementing its strategies. Under normal market conditions, the Fund’s managers seek to obtain a significant portion of the Fund’s exposure through the use of derivatives, in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are primarily used as an efficient means of implementing a particular strategy in order to gain exposure to a desired return factor.

HOW DID THE MARKET PERFORM?

Global financial markets generally provided positive returns for the reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in both developed and emerging markets.

During the final quarter of 2016 and into 2017, leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed market nations.

Emerging markets also saw investment inflows during the reporting period amid economic and financial market stability in China. However, the Chinese government’s efforts to curb excessive leverage in its financial markets put a damper on the Shanghai Composite Index in April 2017. Meanwhile, several previously underperforming economies – particularly Brazil, Argentina, Russia, Turkey and South Africa – were growing by the end of the reporting period.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production. However, by the end of the reporting period, overproduction pushed global oil prices down.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2017, the Fund posted positive absolute performance and experienced a deviation of 3.57% relative to its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”).

The Fund’s allocation to equities, which are not held in the Index, was a leading contributor to performance relative to the Index. References to the Index and to other indexes mentioned herein are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

On an absolute basis, the Fund’s allocations to momentum and quality factors within the Equity Long/Short sub-strategy, which was implemented primarily through the use of equities and total return swaps contracts, were leading contributors to performance for the reporting period. The Fund’s allocations to fixed income and currency factors within the Global Macro Based sub-strategy, which was implemented primarily through the use of fixed-income futures and currency forward contracts, were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest risk allocation was to the Equity Long/Short sub-strategy, while the smallest risk allocation was to the Global Macro sub-strategy.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

RISK ALLOCATION AS OF APRIL 30, 2017
Strategy	% of Risk Allocation****
Equity Long/Short (1)	45%
Event Driven (2)	31
Global Macro (3)	24

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO (a)
1.	Sky plc (United Kingdom)	1.3%
2.	Reynolds American, Inc.	1.2
3.	Akorn, Inc.	1.2
4.	CR Bard, Inc.	1.2
5.	Mobileye NV (Netherlands)	1.2
6.	Swift Transportation Co	1.2
7.	Valspar Corp. (The)	1.2
8.	VCA, Inc.	1.2
9.	Mead Johnson Nutrition Co., Class A	1.2
10.	Panera Bread Co., Class A	1.2

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	Knight Transportation, Inc.	1.2%
2.	Tesoro Corp.	0.8
3.	British American Tobacco plc (United Kingdom)	0.7
4.	AT&T, Inc.	0.6
5.	Sterling Bancorp	0.5
6.	Centurylink, Inc.	0.5
7.	Canadian Imperial Bank of Commerce (Canada)	0.5
8.	Noble Energy, Inc.	0.4
9.	John Wood Group plc	0.4
10.	Becton Dickinson and Co.	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.10 as of April 30, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.22 as of April 30, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Risk allocations are calculated as the standard deviation (volatility of an asset class) divided by the overall volatility of the Fund. Risk, as measured by standard deviation, shows how widely a set of values varies from the mean. It is a historical measure of the volatility of returns earned by the Fund. The percentages above represent the current risk allocation based on the Fund’s holdings as of April 30, 2017 and are not representative of the targeted equal risk allocation across asset classes over the long term. Holdings and allocations may vary over time.
(1)	Equity Long/Short strategies seek to profit by exploiting pricing inefficiencies between related equity securities by maintaining long and short positions.
(2)	Event Driven strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction.
(3)	Global Macro based strategies aim to exploit macro-economic imbalances across the globe. The macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE	SIX MONTHS	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Alternatives ETF
Net Asset Value	September 12, 2016	3.80%	5.29%
Market Price		4.02	5.77

LIFE OF FUND PERFORMANCE (09/12/16 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 12, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Alternatives ETF and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from September 12, 2016 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 47.0%
	Consumer Discretionary — 9.9%
	Auto Components — 0.9%
1,388	Cooper-Standard Holdings, Inc. (a)	156,941
7,179	Gentex Corp.	148,246
1,080	Lear Corp.	154,073
3,045	Standard Motor Products, Inc.	154,777
6,154	Superior Industries International, Inc.	133,850

		747,887

	Automobiles — 0.2%
1,603	Thor Industries, Inc.	154,177

	Diversified Consumer Services — 0.3%
5,600	H&R Block, Inc.	138,824
2,246	Nord Anglia Education, Inc. (Cayman Islands) (a)	72,321

		211,145

	Hotels, Restaurants & Leisure — 2.1%
7,100	Bloomin’ Brands, Inc.	153,999
3,200	Brinker International, Inc.	141,408
1,606	Darden Restaurants, Inc.	136,815
9,300	La Quinta Holdings, Inc. (a)	131,223
2,472	Panera Bread Co., Class A (a)	772,945
1,749	Wyndham Worldwide Corp.	166,697
2,100	Yum! Brands, Inc.	138,075

		1,641,162

	Household Durables — 0.4%
5,700	PulteGroup, Inc.	129,219
3,200	Tempur Sealy International, Inc. (a)	150,240

		279,459

	Leisure Products — 0.4%
2,743	Sturm Ruger & Co., Inc.	165,815
7,100	Vista Outdoor, Inc. (a)	138,876

		304,691

	Media — 2.1%
2,300	AMC Networks, Inc., Class A (a)	137,264
4,162	CBS Corp. (Non-Voting), Class B	277,023
4,538	Comcast Corp., Class A	177,844
5,198	Discovery Communications, Inc., Class C (a)	145,440
2,430	Meredith Corp.	142,277
1,685	Omnicom Group, Inc.	138,372
3,400	Sinclair Broadcast Group, Inc., Class A	134,130
7,400	TEGNA, Inc.	188,552
1,258	Time Warner, Inc.	124,882
9,626	Time, Inc.	146,315

		1,612,099

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.4%
3,020	Big Lots, Inc.	152,480
2,705	Target Corp.	151,074

		303,554

	Specialty Retail — 2.7%
2,734	Best Buy Co., Inc.	141,649
11,444	Cabela’s, Inc. (a)	624,842
10,870	Chico’s FAS, Inc.	150,223
1,310	Children’s Place, Inc. (The)	150,388
12,886	CST Brands, Inc.	622,265
2,889	Dick’s Sporting Goods, Inc.	146,039
5,300	Select Comfort Corp. (a)	163,770
2,100	Signet Jewelers Ltd. (Bermuda)	138,264

		2,137,440

	Textiles, Apparel & Luxury Goods — 0.4%
500	Deckers Outdoor Corp. (a)	29,795
4,222	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	157,607
1,565	PVH Corp.	158,112

		345,514

	Total Consumer Discretionary	7,737,128

	Consumer Staples — 4.3%
	Beverages — 0.2%
1,282	PepsiCo, Inc.	145,225

	Food & Staples Retailing — 1.0%
63,758	Rite Aid Corp. (a)	255,032
4,449	SpartanNash Co.	163,723
2,786	Sysco Corp.	147,296
2,101	Wal-Mart Stores, Inc.	157,953
1,000	Whole Foods Market, Inc.	36,370

		760,374

	Food Products — 2.4%
2,566	Campbell Soup Co.	147,648
2,521	General Mills, Inc.	144,983
1,205	Ingredion, Inc.	149,203
1,134	JM Smucker Co. (The)	143,700
4,612	Lamb Weston Holdings, Inc.	192,551
8,751	Mead Johnson Nutrition Co., Class A	776,389
1,384	Sanderson Farms, Inc.	160,239
2,253	Tyson Foods, Inc., Class A	144,778

		1,859,491

	Household Products — 0.5%
3,844	Central Garden & Pet Co. (a)	145,303
1,737	Procter & Gamble Co. (The)	151,692

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Household Products — continued
1,026	Spectrum Brands Holdings, Inc.	147,467

		444,462

	Personal Products — 0.2%
2,500	Nu Skin Enterprises, Inc., Class A	138,075

	Total Consumer Staples	3,347,627

	Energy — 1.4%
	Energy Equipment & Services — 0.9%
12,918	Archrock, Inc.	152,433
700	Basic Energy Services, Inc. (a)	19,019
2,399	Helmerich & Payne, Inc.	145,475
3,866	National Oilwell Varco, Inc.	135,194
6,851	Patterson-UTI Energy, Inc.	148,290
7,433	Unit Corp. (a)	159,735

		760,146

	Oil, Gas & Consumable Fuels — 0.5%
6,423	Delek US Holdings, Inc.	154,601
4,200	Halcon Resources Corp. (a)	28,140
2,203	International Petroleum Corp. (Sweden) (a)	8,008
600	SandRidge Energy, Inc. (a)	11,052
1,500	Stone Energy Corp. (a)	31,410
2,228	Valero Energy Corp.	143,951

		377,162

	Total Energy	1,137,308

	Financials — 4.2%
	Banks — 0.5%
4,400	CIT Group, Inc.	203,764
3,708	Popular, Inc. (Puerto Rico)	155,402

		359,166

	Capital Markets — 0.5%
8,545	KCG Holdings, Inc., Class A (a)	170,046
3,700	Legg Mason, Inc.	138,306
1,100	Virtus Investment Partners, Inc.	117,040

		425,392

	Consumer Finance — 0.4%
1,700	Capital One Financial Corp.	136,646
3,528	Nelnet, Inc., Class A	158,795

		295,441

	Diversified Financial Services — 0.2%
3,800	Voya Financial, Inc.	142,044

	Insurance — 2.4%
2,300	American International Group, Inc.	140,093
1,500	Assurant, Inc.	144,360

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
3,200	Assured Guaranty Ltd. (Bermuda)	122,016
619	Everest Re Group Ltd. (Bermuda)	155,809
3,700	MetLife, Inc.	191,697
2,507	Principal Financial Group, Inc.	163,281
1,392	Prudential Financial, Inc.	148,986
1,154	Reinsurance Group of America, Inc., Class A	144,296
2,093	Safety Insurance Group, Inc.	151,533
600	Stewart Information Services Corp.	28,464
3,190	Unum Group	147,793
2,616	Validus Holdings Ltd. (Bermuda)	144,612
200	White Mountains Insurance Group Ltd. (Bermuda)	171,788

		1,854,728

	Thrifts & Mortgage Finance — 0.2%
9,906	EverBank Financial Corp.	193,167

	Total Financials	3,269,938

	Health Care — 6.4%
	Biotechnology — 0.0% (b)
59	AquaBounty Technologies, Inc. (a)	458
600	Bioverativ, Inc. (a)	35,286

		35,744

	Health Care Equipment & Supplies — 0.4%
2,056	Hill-Rom Holdings, Inc.	155,516
3,877	Natus Medical, Inc. (a)	135,695

		291,211

	Health Care Providers & Services — 3.3%
1,123	Aetna, Inc.	151,683
1,700	AmerisourceBergen Corp., Class A	139,485
844	Chemed Corp.	169,965
3,200	Community Health Systems, Inc. (a)	27,552
2,000	DaVita HealthCare Partners, Inc. (a)	138,020
2,346	Express Scripts Holding Co. (a)	143,904
2,200	LifePoint Health, Inc. (a)	136,730
1,000	McKesson Corp.	138,290
4,275	Owens & Minor, Inc.	148,129
1,485	Quest Diagnostics, Inc.	156,682
869	UnitedHealth Group, Inc.	151,971
1,296	Universal Health Services, Inc., Class B	156,505
8,479	VCA, Inc. (a)	776,422
991	WellCare Health Plans, Inc. (a)	152,029

		2,587,367

	Life Sciences Tools & Services — 0.6%
2,717	Agilent Technologies, Inc.	149,571
2,389	Cambrex Corp. (a)	141,787

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
1,651	Charles River Laboratories International, Inc. (a)	148,095

		439,453

	Pharmaceuticals — 2.1%
23,947	Akorn, Inc. (a)	801,027
600	Allergan plc (Ireland)	146,316
1,282	Johnson & Johnson	158,289
2,312	Merck & Co., Inc.	144,107
4,631	Pfizer, Inc.	157,084
8,745	SciClone Pharmaceuticals, Inc. (a)	84,389
1,239	Taro Pharmaceutical Industries Ltd. (Israel) (a)	144,777

		1,635,989

	Total Health Care	4,989,764

	Industrials — 3.9%
	Aerospace & Defense — 1.0%
1,604	L3 Technologies, Inc.	275,519
3,419	Rockwell Collins, Inc.	355,884
2,400	Spirit AeroSystems Holdings, Inc., Class A	137,184

		768,587

	Commercial Services & Supplies — 0.8%
11,445	ACCO Brands Corp. (a)	163,091
3,868	Brady Corp., Class A	150,659
2,100	Deluxe Corp.	151,011
6,302	Quad, Inc.	165,490

		630,251

	Construction & Engineering — 0.2%
2,717	Jacobs Engineering Group, Inc.	149,218

	Electrical Equipment — 0.2%
1,955	Eaton Corp. plc (Ireland)	147,876

	Machinery — 1.2%
988	Cummins, Inc.	149,129
3,289	Greenbrier Co., Inc. (The)	142,907
1,105	Illinois Tool Works, Inc.	152,589
2,480	Kadant, Inc.	154,132
1,005	Parker-Hannifin Corp.	161,604
1,107	Stanley Black & Decker, Inc.	150,718
1,100	Trinity Industries, Inc.	29,590

		940,669

	Professional Services — 0.2%
3,607	ICF International, Inc. (a)	159,249

	Trading Companies & Distributors — 0.3%
3,100	AerCap Holdings NV (Netherlands) (a)	142,631

SHARES	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
1,500	MSC Industrial Direct Co., Inc., Class A	134,295

		276,926

	Total Industrials	3,072,776

	Information Technology — 11.0%
	Communications Equipment — 1.5%
57,997	Brocade Communications Systems, Inc.	729,022
4,453	Cisco Systems, Inc.	151,714
1,068	F5 Networks, Inc. (a)	137,911
2,937	NETGEAR, Inc. (a)	138,479

		1,157,126

	Electronic Equipment, Instruments & Components — 1.8%
9,405	Corning, Inc.	271,334
2,805	Dolby Laboratories, Inc., Class A	147,908
9,077	Flex Ltd. (Singapore) (a)	140,330
21,491	InvenSense, Inc., Class A (a)	276,374
3,620	Methode Electronics, Inc.	161,271
3,691	Sanmina Corp. (a)	137,490
1,361	SYNNEX Corp.	147,573
9,250	Vishay Intertechnology, Inc.	151,238

		1,433,518

	Internet Software & Services — 0.2%
173	Alphabet, Inc., Class C (a)	156,731
700	WebMD Health Corp., Class A (a)	37,961

		194,692

	IT Services — 1.2%
1,255	Accenture plc, Class A (Ireland)	152,232
700	Blackhawk Network Holdings, Inc., Class A (a)	28,315
395	DXC Technology Co. (a)	29,759
849	International Business Machines Corp.	136,086
7,915	NeuStar, Inc., Class A (a)	262,778
2,025	Science Applications International Corp.	147,805
7,451	Western Union Co. (The)	147,977

		904,952

	Semi-Conductors & Equipment — 0.2%
4,567	Xperi Corp.	153,451

	Semiconductors & Semiconductor Equipment — 3.7%
2,320	Advanced Energy Industries, Inc. (a)	171,216
3,820	Applied Materials, Inc.	155,130
400	Cabot Microelectronics Corp.	31,340
2,463	Cirrus Logic, Inc. (a)	158,494
4,093	Intel Corp.	147,962
1,400	KLA-Tencor Corp.	137,508
7,372	Kulicke & Soffa Industries, Inc. (a)	164,543

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
1,022	Lam Research Corp.	148,037
21,982	Lattice Semiconductor Corp. (a)	150,796
9,793	Marvell Technology Group Ltd. (Bermuda)	147,091
3,292	Maxim Integrated Products, Inc.	145,342
2,079	Microchip Technology, Inc.	157,131
2,269	MKS Instruments, Inc.	177,549
4,945	NXP Semiconductors NV (Netherlands) (a)	522,934
2,224	Qorvo, Inc. (a)	151,299
4,883	Teradyne, Inc.	172,223
1,845	Texas Instruments, Inc.	146,087

		2,884,682

	Software — 2.0%
1,740	Citrix Systems, Inc. (a)	140,836
12,558	Mobileye NV (Netherlands) (a)	777,591
3,279	Oracle Corp.	147,424
800	Progress Software Corp.	23,776
2,042	Synopsys, Inc. (a)	150,495
3,090	VMware, Inc., Class A (a)	290,831

		1,530,953

	Technology Hardware, Storage & Peripherals — 0.4%
1,024	Apple, Inc.	147,098
10,500	Hewlett Packard Enterprise Co.	195,615

		342,713

	Total Information Technology	8,602,087

	Materials — 4.0%
	Chemicals — 2.3%
1,981	Eastman Chemical Co.	157,985
8,000	Huntsman Corp.	198,160
1,703	LyondellBasell Industries N.V., Class A (Netherlands)	144,346
4,834	Monsanto Co.	563,693
6,909	Valspar Corp. (The)	776,848

		1,841,032

	Construction Materials — 0.3%
8,850	Headwaters, Inc. (a)	210,276

	Containers & Packaging — 0.5%
2,672	Greif, Inc., Class A	156,633
2,332	Multi Packaging Solutions International Ltd. (Bermuda) (a)	41,859
4,400	Sealed Air Corp.	193,688

		392,180

	Metals & Mining — 0.7%
2,538	Nucor Corp.	155,656

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
20,398	Stillwater Mining Co. (a)	366,756

		522,412

	Paper & Forest Products — 0.2%
3,488	Schweitzer-Mauduit International, Inc.	150,158

	Total Materials	3,116,058

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
800	CBRE Group, Inc., Class A (a)	28,648
6,114	Forestar Group, Inc. (a)	86,513

	Total Real Estate	115,161

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
1,689	Straight Path Communications, Inc. (a)	217,644

	Total Telecommunication Services	217,644

	Utilities — 1.5%
	Electric Utilities — 0.4%
2,256	ALLETE, Inc.	157,717
4,293	Hawaiian Electric Industries, Inc.	143,902

		301,619

	Gas Utilities — 0.7%
2,916	UGI Corp.	146,267
4,751	WGL Holdings, Inc.	391,767

		538,034

	Multi-Utilities — 0.4%
2,620	Ameren Corp.	143,288
5,565	CenterPoint Energy, Inc.	158,769

		302,057

	Total Utilities	1,141,710

	Total Common Stocks (Cost $35,236,054)	36,747,201

Short-Term Investment — 36.6%
	Investment Company — 36.6%
28,684,049	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.610% (c) (d) ^^ (Cost $28,684,049)	28,684,049

	Total Investments — 83.6% (Cost $63,920,103)	65,431,250
	Other Assets in Excess of Liabilities — 16.4%	12,863,123

	NET ASSETS — 100.0%	$78,294,373

Percentages indicated are based on net assets.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	LME Aluminum Futures^	05/17/17	GBP	381,300	(500)
1	LME Nickel Futures^	05/17/17	GBP	65,838	(9,402)
3	LME Zinc Futures^	05/17/17	GBP	210,584	(14,497)
9	LME Aluminum Futures^	05/18/17	GBP	436,671	(8,271)
14	CAC40 10 Euro	05/19/17	EUR	763,829	31,588
5	IBEX 35 Plus Index	05/19/17	EUR	563,082	21,253
1	Feeder Cattle Futures^	05/25/17	USD	60,890	13,885
3	Topix Index	06/10/17	JPY	414,642	(2,210)
20	Euro Bobl	06/15/17	EUR	2,877,378	(4,772)
110	10 Year Australian Government Bond	06/15/17	AUD	10,448,721	239,814
2	Dax Index	06/16/17	EUR	654,917	24,104
20	DJ Euro Stoxx 50 Index	06/16/17	EUR	728,540	35,694
9	FTSE 100 Index	06/16/17	GBP	843,379	(8,419)
4	FTSE/MIB Index	06/16/17	EUR	420,393	21,460
11	LME Aluminum Futures^	06/19/17	GBP	520,927	3,567
3	LME Zinc Futures^	06/19/17	GBP	205,047	(8,528)
60	10 Year U.S. Treasury Note	06/22/17	USD	7,459,120	84,005
6	SPI 200 Index	06/25/17	AUD	646,129	17,560
5	Gold Futures^	06/29/17	USD	630,103	4,047
4	Hang Seng Index	06/30/17	HKD	610,694	15,095
22	Live Cattle Futures^	06/30/17	USD	958,225	133,195
22	Cotton No. 2 Futures^	07/21/17	USD	859,259	8,311
6	LME Copper Futures^	07/27/17	USD	390,228	897
1	Silver Futures^	07/28/17	USD	89,428	(3,118)
5	Feeder Cattle Futures^	08/30/17	USD	358,302	28,448
7	Live Cattle Futures^	08/31/17	USD	290,151	45,989
2	Gold Futures^	08/31/17	USD	251,105	3,235
11	NYMEX Cocoa Futures^	09/15/17	USD	228,603	(25,103)
1	Silver Futures^	09/28/17	USD	92,003	(5,323)

	Total Long Futures Outstanding				642,004

	Short Futures Outstanding
(8)	LME Aluminum Futures^	05/17/17	GBP	(371,600)	(9,200)
(1)	LME Nickel Futures^	05/17/17	GBP	(56,682)	246
(2)	Crude Oil Futures^	05/23/17	USD	(102,635)	3,975
(11)	Natural Gas Futures^	05/27/17	USD	(351,051)	(9,309)
(43)	Euro Bund	06/08/17	EUR	(7,572,107)	(5,105)
(14)	10 Year Japanese Government Bond	06/10/17	JPY	(1,887,237)	(9,649)
(1)	Euro Buxl 30 Year Bond	06/11/17	EUR	(183,001)	(1,115)
(16)	3 Year Australian Government Bond	06/15/17	AUD	(1,333,084)	(10,341)
(25)	Lean Hogs Futures^	06/15/17	USD	(767,976)	27,976
(33)	S&P 500 Index E-MINI	06/16/17	USD	(3,890,506)	(37,319)
(58)	Canadian 10-Year Bond	06/21/17	CAD	(5,823,037)	(109,236)
(6)	Natural Gas Futures^	06/29/17	USD	(197,574)	(3,606)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
(11)	U.S. 5-Year Treasury Note	06/30/17	USD	(1,288,930)	(13,539)
(11)	Sugar No. 11 (World Markets) Futures^	06/30/17	USD	(202,328)	3,607
(3)	U.S. Long Treasury Bond	06/30/17	USD	(454,009)	(4,897)
(8)	Long Gilt 10 Year Bond	06/30/17	GBP	(1,326,070)	(2,832)
(6)	Soybean Futures^	07/15/17	USD	(287,745)	870
(47)	CBOT Wheat Futures^	07/15/17	USD	(1,026,586)	10,799
(36)	Corn Futures^	07/15/17	USD	(664,106)	4,406
(2)	Coffee Futures^	07/20/17	USD	(100,494)	444
(11)	NYMEX Cocoa Futures^	07/31/17	USD	(207,507)	4,997
(17)	Corn Futures^	09/15/17	USD	(322,125)	4,012
(14)	CBOT Wheat Futures^	09/15/17	USD	(317,271)	5,246

	Total Short Futures Outstanding				(149,570)

					492,434

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,174,695	AUD	Deutsche Bank	05/23/2017	2,385,679	2,376,189	(9,490)
1,779,326	BRL	Goldman Sachs	05/23/2017	563,096	557,007	(6,089)
159,927	CHF	Royal Bank of Canada	05/23/2017	160,982	160,081	(901)
660,329	EUR	The Toronto Dominion Bank — London	05/23/2017	706,946	720,169	13,223
96,751,544	JPY	Deutsche Bank	05/23/2017	887,802	868,681	(19,121)
10,576,345	MXN	Royal Bank of Canada	05/23/2017	558,448	559,428	980
32,114,445	RUB	Merrill Lynch	05/23/2017	566,879	561,072	(5,807)
9,990,843	SEK	Deutsche Bank	05/23/2017	1,112,286	1,129,403	17,117
2,103,818	TRY	Deutsche Bank	05/23/2017	572,275	588,297	16,022
7,778,667	ZAR	Royal Bank of Canada	05/23/2017	587,912	579,540	(8,372)
				8,102,305	8,099,867	(2,438)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
505,750	AUD	Goldman Sachs	05/15/2017	379,218	378,599	619
730,230	CAD	Royal Bank of Canada	05/23/2017	542,514	535,122	7,392
2,550,747	CHF	The Toronto Dominion Bank — London	05/23/2017	2,555,388	2,567,582	(12,194)
396,726	EUR	Deutsche Bank	05/23/2017	424,795	432,678	(7,883)
285,853	GBP	Merrill Lynch	05/23/2017	366,105	370,487	(4,382)
164,592,170	HUF	Deutsche Bank	05/23/2017	562,634	572,923	(10,289)
2,067,582	ILS	Deutsche Bank	05/23/2017	562,272	571,307	(9,035)
16,900,630	JPY	Deutsche Bank	05/23/2017	155,082	151,742	3,340
20,658,636	NOK	Merrill Lynch	05/23/2017	2,394,060	2,406,827	(12,767)
1,441,795	NOK	Royal Bank of Canada	05/23/2017	168,226	167,976	250

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
885,910	NZD	The Toronto Dominion Bank — London	05/23/2017	621,696	607,892	13,804
2,243,062	PLN	Merrill Lynch	05/23/2017	562,225	578,058	(15,833)
19,562,740	THB	Deutsche Bank	05/23/2017	568,951	565,470	3,481
17,277,720	TWD	Goldman Sachs	05/23/2017	569,733	572,638	(2,905)
				10,432,899	10,479,301	(46,402)

Total Return Basket Swaps*
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/16/2018	$24,915
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/17/2018	(353,502)
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	32,273
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	304,454

Total			$8,140

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CBOT	— Chicago Board of Trade
CHF	— Swiss Franc
EUR	— Euro
FTSE	— Financial Times Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungary Forint
IBEX	— International Business Exchange
ILS	— Israeli Shekel
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
MIB	— Italian Stock Exchange
MXN	— Mexican Peso
NOK	— Norwegian Krone
NYMEX	— New York Mercantile Exchange
NZD	— New Zealand Dollar

PLN	— Polish Zloty
RUB	— Russia Ruble
S&P	— Standard & Poor’s
SEK	— Swedish Krona
SPI	— Share Price Index
THB	— Thai Baht
TRY	— Turkey Lira
TWD	— Taiwan New Dollar
USD	— United States Dollar
ZAR	— South Africa Rand
(a)	Non-incomeproducing security.
(b)	Amountsrounds to less than 0.05%.
(c)	Investmentin affiliate. Money market fund is registered under the
InvestmentCompany Act of 1940, as amended, and advised by J.P.
MorganInvestment Management Inc.
(d)	Therate shown is the yield as of April 30, 2017.
^	Representspositions held in the Subsidiary.
^^	A portion of the position is held by the Subsidiary.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 0.9%
Household Durables — 0.1%
Panahome Corp. (Japan)	6,000	53,931	66,660	12,729

Media — 0.8%
Media General, Inc. (a)	1,329	399	—	(399)
Time Warner, Inc.	6,198	617,719	615,275	(2,444)

	7,527	618,118	615,275	(2,843)

Total Consumer Discretionary	13,527	672,049	681,935	9,886

Consumer Staples — 1.2%
Food & Staples Retailing — 0.2%
Booker Group plc (United Kingdom)	64,687	158,015	162,539	4,524

Tobacco — 1.0%
Reynolds American, Inc.	12,496	800,414	805,992	5,578

Total Consumer Staples	77,183	958,429	968,531	10,102

Energy — 1.0%
Energy Equipment & Services — 0.3%
Amec Foster Wheeler plc (United Kingdom)	36,718	271,315	257,788	(13,527)

Oil, Gas & Consumable Fuels — 0.7%
Western Refining, Inc.	17,201	578,470	593,263	14,793

Total Energy	53,919	849,785	851,051	1,266

Financials — 1.7%
Banks — 0.8%
BNC Bancorp	3,658	117,970	122,360	4,390
PrivateBancorp, Inc.	10,447	613,866	603,523	(10,343)

	14,105	731,836	725,883	(5,953)

Capital Markets — 0.0% (b)
SVG Capital plc (United Kingdom) (a)	153	1,459	1,464	5

Insurance — 0.5%
Allied World Assurance Holdings, Co. (Switzerland)	8,231	437,231	436,984	(247)

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	16,623	324,347	338,943	14,596

Total Financials	39,112	1,494,873	1,503,274	8,401

Health Care — 1.0%
Health Care Equipment & Supplies — 1.0%
CR Bard, Inc.	2,566	778,810	788,994	10,184

Total Health Care	2,566	778,810	788,994	10,184

Industrials — 1.0%
Road & Rail — 1.0%
Swift Transportation Co. (a)	31,633	725,387	777,539	52,152

Total Industrials	31,633	725,387	777,539	52,152

Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Ultratech, Inc. (a)	2,463	71,575	75,171	3,596

Total Information Technology	2,463	71,575	75,171	3,596

Materials — 0.1%
Chemicals — 0.1%
EI du Pont de Nemours & Co.	815	63,914	64,996	1,082

Total Materials	815	63,914	64,996	1,082

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)	784	47,052	47,636	584

Total Telecommunication Services	784	47,052	47,636	584

Total Long Positions of Total Return Basket Swap	222,002	5,661,874	5,759,127	97,253

Short Positions

Common Stocks
Consumer Staples — (0.8)%
Food & Staples Retailing — (0.2)%
Tesco plc (United Kingdom) (a)	55,138	125,833	130,855	(5,022)

Tobacco — (0.6)%
British American Tobacco plc (United Kingdom)	6,506	443,657	439,568	4,089

Total Consumer Staples	61,644	569,490	570,423	(933)

Energy — (1.4)%
Energy Equipment & Services — (0.3)%
John Wood Group plc (United Kingdom)	27,263	284,254	267,998	16,256

Oil, Gas & Consumable Fuels — (1.1)%
Noble Energy, Inc.	8,834	301,416	285,603	15,813
Tesoro Corp.	6,667	514,760	531,427	(16,667)

	15,501	816,176	817,030	(854)

Total Energy	42,764	1,100,430	1,085,028	15,402

Financials — (1.1)%
Banks — (1.0)%
Canadian Imperial Bank of Commerce (Canada)	3,782	310,778	305,458	5,320
Pinnacle Finanacial Partners, Inc.	1,895	117,395	121,280	(3,885)
Sterling Bancorp	14,400	324,860	334,800	(9,940)

	20,077	753,033	761,538	(8,505)

Insurance — (0.1)%
Fairfax Financial Ltd. (Canada)	248	110,901	113,367	(2,466)

Total Financials	20,325	863,934	874,905	(10,971)

Health Care — (0.3)%
Health Care Equipment & Supplies — (0.3)%
Becton Dickinson and Co.	1,289	229,352	241,004	(11,652)

Total Health Care	1,289	229,352	241,004	(11,652)

Industrials — (1.0)%
Road & Rail — (1.0)%
Knight Transportation, Inc.	22,547	719,920	773,362	(53,442)

Total Industrials	22,547	719,920	773,362	(53,442)

Information Technology — (0.0)% (b)
Semiconductors & Semiconductor Equipment — (0.0)% (b)
Veeco Instruments, Inc. (a)	651	18,000	21,483	(3,483)

Total Information Technology	651	18,000	21,483	(3,483)

Materials — (0.1)%
Chemicals — (0.1)%
Dow Chemical Co. (The)	1,034	63,992	64,935	(943)

Total Materials	1,034	63,992	64,935	(943)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Telecommunication Services — (0.5)%
Diversified Telecommunication Services — (0.5)%
AT&T, Inc.	10,607	426,714	420,355	6,359
Centurylink, Inc.	1,108	28,019	28,442	(423)

	11,715	454,733	448,797	5,936

Total Telecommunication Services	11,715	454,733	448,797	5,936

Total Short Positions of Total Return Basket Swap	161,969	4,019,851	4,079,937	(60,086)

Total of Long and Short Positions of Total Return Basket Swap	60,033	1,642,023	1,679,190	37,167

Cash and Other Receivables/Payables (4)				850

Financing Costs				(1,568)

Net Dividend Receivable/Payable				(11,534)

Outstanding Swap Contract, at value				24,915

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 1.3%
Auto Components — 0.5%
Bridgestone Corp. (Japan)	2,700	105,724	112,621	6,897
GKN plc (United Kingdom)	5,015	22,357	23,306	949
Keihin Corp. (Japan)	6,800	102,054	106,998	4,944
Sumitomo Electric Industries Ltd. (Japan)	6,800	103,639	111,057	7,418
Sumitomo Rubber Industries Ltd. (Japan)	6,500	106,940	116,992	10,052

	27,815	440,714	470,974	30,260

Automobiles — 0.4%
Fuji Heavy Industries Ltd. (Japan)	3,200	113,245	121,319	8,074
Mazda Motor Corp. (Japan)	8,100	107,612	119,655	12,043

	11,300	220,857	240,974	20,117

Hotels, Restaurants & Leisure — 0.0% (b)
Carnival plc (United Kingdom)	453	26,262	27,919	1,657
William Hill plc (United Kingdom)	5,283	20,521	20,073	(448)

	5,736	46,783	47,992	1,209

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	4,300	127,872	134,962	7,090

Multiline Retail — 0.1%
Harvey Norman Holdings Ltd. (Australia)	25,239	80,888	79,166	(1,722)

Specialty Retail — 0.1%
Kingfisher plc (United Kingdom)	4,297	18,283	19,010	727
Kohnan Shoji Co., Ltd. (Japan)	5,500	104,696	106,135	1,439

	9,797	122,979	125,145	2,166

Total Consumer Discretionary	84,187	1,040,093	1,099,213	59,120

Consumer Staples — 0.2%
Food & Staples Retailing — 0.2%
Cocokara Fine, Inc. (Japan)	2,800	129,105	132,383	3,278
Wm Morrison Supermarkets plc (United Kingdom)	8,155	24,093	25,333	1,240

Total Consumer Staples	10,955	153,198	157,716	4,518

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Energy — 0.4%
Energy Equipment & Services — 0.0% (b)
Petrofac Ltd. (United Kingdom)	1,945	21,790	20,498	(1,292)

Oil, Gas & Consumable Fuels — 0.4%
BP plc (United Kingdom)	3,727	21,848	21,336	(512)
Idemitsu Kosan Co., Ltd. (Japan)	3,600	114,322	115,099	777
JX Holdings, Inc. (Japan)	25,000	111,886	112,801	915
Showa Shell Sekiyu (Japan)	10,700	100,497	103,338	2,841

	43,027	348,553	352,574	4,021

Total Energy	44,972	370,343	373,072	2,729

Financials — 0.0% (b)
Capital Markets — 0.0% (b)
3i Group plc (United Kingdom)	2,539	25,125	26,094	969

Total Financials	2,539	25,125	26,094	969

Health Care — 1.3%
Health Care Providers & Services — 0.3%
BML, Inc. (Japan)	4,900	105,450	106,952	1,502
Miraca Holdings, Inc. (Japan)	2,800	127,849	129,097	1,248

	7,700	233,299	236,049	2,750

Life Sciences Tools & Services — 0.0% (b)
Lonza Group AG (Switzerland)	111	21,364	22,712	1,348

Pharmaceuticals — 1.0%
Astellas Pharma, Inc. (Japan)	8,800	119,439	116,047	(3,392)
Daiichi Sankyo Co., Ltd. (Japan)	5,600	120,967	124,453	3,486
Mitsubishi Tanabe Pharma Corp. (Japan)	5,800	119,096	117,815	(1,281)
Shionogi & Co., Ltd. (Japan)	2,700	136,071	139,044	2,973
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	6,400	102,423	105,108	2,685
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	1,500	119,624	123,422	3,798

	30,800	717,620	725,889	8,269

Total Health Care	38,611	972,283	984,650	12,367

Industrials — 1.9%
Building Products — 0.2%
Nichias Corp. (Japan)	12,000	111,846	122,494	10,648

Construction & Engineering — 0.8%
Hazama Ando Corp. (Japan)	17,100	115,202	121,781	6,579
Obayashi Corp. (Japan)	13,000	121,750	126,216	4,466
Raito Kogyo Co., Ltd. (Japan)	11,000	105,387	109,338	3,951
Taisei Corp. (Japan)	16,000	118,555	122,006	3,451
Tokyu Construction Co., Ltd. (Japan)	15,900	121,381	129,686	8,305

	73,000	582,275	609,027	26,752

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	926	21,154	22,691	1,537
Fuji Electric Co., Ltd. (Japan)	21,000	113,407	115,107	1,700

	21,926	134,561	137,798	3,237

Machinery — 0.1%
Amada Holdings Co., Ltd. (Japan)	9,500	106,953	112,949	5,996

Professional Services — 0.0% (b)
RELX plc (United Kingdom)	1,104	22,364	22,383	19

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Trading Companies & Distributors — 0.6%
Hanwa Co., Ltd. (Japan)	16,000	106,930	113,446	6,516
Mitsubishi Corp. (Japan)	5,500	114,688	118,691	4,003
Mitsui & Co., Ltd. (Japan)	7,400	101,266	104,492	3,226
Sumitomo Corp. (Japan)	8,700	111,252	116,261	5,009

	37,600	434,136	452,890	18,754

Total Industrials	155,130	1,392,135	1,457,541	65,406

Information Technology — 1.0%
Internet Software & Services — 0.2%
Mixi, Inc. (Japan)	2,800	140,660	155,328	14,668

IT Services — 0.2%
NS Solutions Corp. (Japan)	6,500	126,472	142,422	15,950

Semiconductors & Semiconductor Equipment — 0.3%
Shinko Electric Industries Co., Ltd. (Japan)	16,200	100,419	115,887	15,468
Ulvac, Inc. (Japan)	2,600	107,755	122,065	14,310

	18,800	208,174	237,952	29,778

Software — 0.2%
Konami Holdings Corp. (Japan)	2,700	110,082	112,393	2,311

Technology Hardware, Storage & Peripherals — 0.1%
Seiko Epson Corp. (Japan)	5,200	103,184	106,513	3,329

Total Information Technology	36,000	688,572	754,608	66,036

Materials — 1.2%
Chemicals — 0.9%
Hitachi Chemical Co., Ltd. (Japan)	4,300	114,023	123,148	9,125
Kuraray Co., Ltd. (Japan)	6,900	103,183	111,360	8,177
Mitsubishi Chemical Holdings Corp. (Japan)	16,200	119,819	126,800	6,981
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,500	108,150	117,608	9,458
Mitsui Chemicals, Inc. (Japan)	21,000	100,597	107,451	6,854
Teijin Ltd. (Japan)	5,700	104,361	110,439	6,078

	59,600	650,133	696,806	46,673

Metals & Mining — 0.3%
Aichi Steel Corp. (Japan)	600	22,364	23,459	1,095
Fortescue Metals Group Ltd. (Australia)	22,105	84,251	87,617	3,366
Rio Tinto Ltd. (Australia)	2,561	111,225	115,941	4,716
Rio Tinto plc (United Kingdom)	694	26,994	27,379	385

	25,960	244,834	254,396	9,562

Total Materials	85,560	894,967	951,202	56,235

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.0% (b)
Nippon Telegraph & Telephone Corp. (Japan)	600	25,868	25,714	(154)

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	4,700	121,300	124,616	3,316
NTT DOCOMO, Inc. (Japan)	5,200	121,469	125,825	4,356

	9,900	242,769	250,441	7,672

Total Telecommunication Services	10,500	268,637	276,155	7,518

Utilities — 0.0% (b)
Multi-Utilities — 0.0% (b)
Centrica plc (United Kingdom)	6,876	18,996	17,619	(1,377)

Total Utilities	6,876	18,996	17,619	(1,377)

Total Long Positions of Total Return Basket Swap	475,330	5,824,349	6,097,870	273,521

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions

Common Stocks
Consumer Discretionary — (6.5)%
Distributors — (0.3)%
Core-Mark Holding Co., Inc.	3,495	121,871	122,395	(524)
LKQ Corp. (a)	3,828	108,026	119,587	(11,561)

	7,323	229,897	241,982	(12,085)

Diversified Consumer Services — (0.3)%
Chegg, Inc. (a)	13,190	108,158	118,842	(10,684)
Houghton Mifflin Harcourt Co. (a)	9,043	97,212	103,994	(6,782)

	22,233	205,370	222,836	(17,466)

Hotels, Restaurants & Leisure — (1.9)%
Accor S.A. (France)	2,606	109,944	118,832	(8,888)
Chipotle Mexican Grill, Inc. (a)	216	101,199	102,486	(1,287)
ClubCorp Holdings, Inc.	7,992	107,892	107,492	400
Domino’s Pizza Enterprises Ltd. (Australia)	2,070	95,210	94,661	549
Fiesta Restaurant Group, Inc. (a)	4,594	108,419	111,864	(3,445)
Merlin Entertainments plc (United Kingdom) (c)	17,612	109,379	115,276	(5,897)
MGM Resorts International	3,964	110,001	121,734	(11,733)
NH Hotel Group S.A. (Spain) (a)	23,745	115,249	122,812	(7,563)
Norwegian Cruise Line, Ltd. (Bermuda) (a)	2,196	107,208	118,430	(11,222)
Red Robin Gourmet Burgers, Inc. (a)	1,857	106,871	109,099	(2,228)
Resorttrust, Inc. (Japan)	6,400	104,767	110,160	(5,393)
Whitbread plc (United Kingdom)	2,151	115,449	112,384	3,065
Wynn Resorts Ltd.	745	86,339	91,643	(5,304)
Yoshinoya Holdings Co. Ltd. (Japan)	6,800	104,276	111,066	(6,790)

	82,948	1,482,203	1,547,939	(65,736)

Household Durables — (0.4)%
Pioneer Corp (Japan) (a)	57,400	104,890	103,606	1,284
TRI Pointe Group, Inc.	8,718	108,888	108,539	349
Universal Electronics, Inc. (a)	1,582	106,865	109,633	(2,768)

	67,700	320,643	321,778	(1,135)

Internet & Direct Marketing Retail — (0.6)%
Netflix, Inc. (a)	730	104,653	111,106	(6,453)
Rakuten, Inc. (Japan)	7,300	77,265	74,782	2,483
TripAdvisor, Inc. (a)	2,573	107,989	115,811	(7,822)
Zalando SE (Germany) (a)(c)	2,491	109,473	109,883	(410)

	13,094	399,380	411,582	(12,202)

Leisure Products — (0.1)%
Polaris Industries, Inc.	908	72,685	77,416	(4,731)

Media — (0.6)%
Charter Communications, Inc. (a)	325	106,658	112,177	(5,519)
Dentsu, Inc. (Japan)	1,400	77,605	79,026	(1,421)
JCDecaux S.A. (France)	2,883	99,286	101,769	(2,483)
Liberty Broadband Corp. (a)	1,236	107,372	112,674	(5,302)

	5,844	390,921	405,646	(14,725)

Multiline Retail — (0.6)%
B&M European Value Retail S.A. (Luxembourg)	5,923	24,633	25,848	(1,215)
Don Quijote Holdings Co., Ltd. (Japan)	2,500	87,829	91,085	(3,256)
Isetan Mitsukoshi Holdings Ltd. (Japan)	8,500	90,627	92,881	(2,254)
Marui Group Co., Ltd. (Japan)	7,800	105,093	106,824	(1,731)
Next plc (United Kingdom)	2,027	109,925	112,993	(3,068)

	26,750	418,107	429,631	(11,524)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Specialty Retail — (0.8)%
CarMax, Inc. (a)	1,915	106,494	112,028	(5,534)
Chiyoda Co., Ltd. (Japan)	1,200	29,363	29,939	(576)
Commerzbank AG (Germany) (a)	12,849	110,152	125,966	(15,814)
Dufry AG (Switzerland) (a)	704	108,819	115,355	(6,536)
GrandVision NV (Netherlands) (c)	4,297	110,161	112,154	(1,993)
RH (a)	2,404	112,315	115,320	(3,005)

	23,369	577,304	610,762	(33,458)

Textiles, Apparel & Luxury Goods — (0.9)%
Cie Financiere Richemont S.A. (Switzerland)	1,356	108,207	113,305	(5,098)
G-III Apparel Group Ltd (a)	4,905	114,504	116,249	(1,745)
Hanesbrands, Inc.	5,040	107,150	109,922	(2,772)
NIKE, Inc.	1,911	107,227	105,889	1,338
Ted Baker plc (United Kingdom)	3,043	110,947	110,159	788
Tod’s SpA (Italy)	1,501	109,788	116,006	(6,218)

	17,756	657,823	671,530	(13,707)

Total Consumer Discretionary	267,925	4,754,333	4,941,102	(186,769)

Consumer Staples — (1.8)%
Beverages — (0.4)%
Anheuser-Busch InBev S.A. (Belgium)	983	110,451	110,853	(402)
Brown-Forman Corp.	2,340	108,295	110,729	(2,434)
Remy Cointreau S.A. (France)	1,173	117,727	118,329	(602)

	4,496	336,473	339,911	(3,438)

Food & Staples Retailing — (0.5)%
Aeon Co., Ltd. (Japan)	7,300	105,087	108,192	(3,105)
Costco Wholesale Corp.	633	107,692	112,370	(4,678)
Distribuidora Internacional de Alimentacion S.A. (Spain)	10,999	63,968	65,398	(1,430)
Smart & Final Stores, Inc. (a)	7,500	88,500	88,500	—
Sugi Holdings Co. Ltd. (Japan)	1,700	83,330	84,245	(915)

	28,132	448,577	458,705	(10,128)

Food Products — (0.8)%
Associated British Foods plc (United Kingdom)	3,141	110,575	114,361	(3,786)
Calbee, Inc. (Japan)	2,500	85,473	87,404	(1,931)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	107,889	106,839	1,050
Ezaki Glico Co., Ltd. (Japan)	2,100	107,247	110,665	(3,418)
Kikkoman Corp. (Japan)	1,800	53,661	55,396	(1,735)
Nissin Foods Holdings Co., Ltd. (Japan)	1,300	73,743	74,441	(698)
Yamazaki Baking Co. Ltd. (Japan)	5,000	104,091	105,534	(1,443)

	15,860	642,679	654,640	(11,961)

Personal Products — (0.1)%
Edgewell Personal Care Co. (a)	1,511	107,371	108,021	(650)

Total Consumer Staples	49,999	1,535,100	1,561,277	(26,177)

Energy — (2.5)%
Energy Equipment & Services — (0.3)%
Precision Drilling Corp. (Canada) (a)	26,024	115,226	103,520	11,706
Weatherford International plc (Ireland) (a)	20,143	118,890	116,225	2,665

	46,167	234,116	219,745	14,371

Oil, Gas & Consumable Fuels — (2.2)%
Antero Resources Corp. (a)	4,886	107,247	103,534	3,713
Cairn Energy plc (United Kingdom) (a)	41,745	108,191	105,003	3,188

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy, Inc. (a)	2,518	117,725	114,191	3,534
Concho Resources, Inc. (a)	817	105,752	103,481	2,271
Continental Resources, Inc. (a)	2,380	106,220	100,936	5,284
Cosmo Energy Holdings Co., Ltd. (Japan)	6,600	105,790	104,541	1,249
Eclipse Resources Corp (a)	55,660	117,839	111,877	5,962
Enquest plc (United Kingdom)	203,407	109,045	100,525	8,520
EQT Corp.	1,851	116,132	107,617	8,515
Extraction Oil & Gas, Inc. (a)	6,714	117,932	105,074	12,858
Gulfport Energy Corp. (a)	6,847	105,717	108,730	(3,013)
Hess Corp.	2,176	104,861	106,254	(1,393)
Kosmos Energy Ltd. (Bermuda) (a)	17,622	103,265	105,908	(2,643)
MEG Energy Corp. (Canada) (a)	7,805	38,309	35,336	2,973
Noble Energy, Inc.	1,864	63,599	60,263	3,336
Ophir Energy plc (United Kingdom) (a)	80,807	94,719	89,886	4,833
SM Energy Co.	5,307	120,252	119,885	367
SRC Energy, Inc. (a)	12,370	104,650	93,270	11,380

	461,376	1,847,245	1,776,311	70,934

Total Energy	507,543	2,081,361	1,996,056	85,305

Financials — (2.3)%
Banks — (0.6)%
Bank of Kyoto Ltd. (The) (Japan)	14,000	102,574	110,875	(8,301)
Royal Bank of Scotland Group plc (United Kingdom) (a)	38,127	110,962	130,897	(19,935)
Seven Bank Ltd. (Japan)	33,900	113,243	113,859	(616)
Signature Bank NY (a)	778	108,087	107,714	373

	86,805	434,866	463,345	(28,479)

Capital Markets — (1.1)%
Affiliated Managers Group, Inc.	656	106,134	108,627	(2,493)
Charles Schwab Corp. (The)	2,818	106,830	109,479	(2,649)
Deutsche Bank AG (Germany)	6,818	110,660	122,593	(11,933)
Hargreaves Lansdown plc (United Kingdom)	6,452	110,141	115,188	(5,047)
Julius Baer Group Ltd. (Switzerland)	2,253	107,894	117,486	(9,592)
Moody’s Corp.	1,007	115,170	119,148	(3,978)
Platinum Asset Management Ltd. (Australia)	13,907	51,027	48,450	2,577
TD Ameritrade Holding Corp.	2,877	107,456	110,103	(2,647)

	36,788	815,312	851,074	(35,762)

Consumer Finance — (0.2)%
Acom Co., Ltd. (Japan) (a)	23,000	90,085	102,161	(12,076)

Diversified Financial Services — (0.1)%
Element Fleet Management Corp. (Canada)	11,635	104,157	102,197	1,960

Insurance — (0.3)%
Provident Financial plc (United Kingdom)	2,735	110,204	113,523	(3,319)
St. James’s Place plc (United Kingdom)	7,943	109,154	118,060	(8,906)

	10,678	219,358	231,583	(12,225)

Total Financials	168,906	1,663,778	1,750,360	(86,582)

Health Care — (2.3)%
Health Care Equipment & Supplies — (0.9)%
AtriCure, Inc. (a)	5,538	107,880	113,529	(5,649)
DexCom, Inc. (a)	1,429	105,403	111,405	(6,002)
Endologix, Inc. (a)	16,589	107,165	124,252	(17,087)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Health Care Equipment & Supplies — continued
Insulet Corp. (a)	2,595	106,213	112,649	(6,436)
Olympus Corp. (Japan)	2,900	105,331	111,818	(6,487)
Sartorius Stedim Biotech (France)	1,662	109,005	111,467	(2,462)

	30,713	640,997	685,120	(44,123)

Health Care Providers & Services — (0.3)%
Healthscope Ltd. (Australia)	66,292	106,715	109,484	(2,769)
Korian S.A. (France)	3,627	110,527	116,875	(6,348)

	69,919	217,242	226,359	(9,117)

Life Sciences Tools & Services — (0.1)%
MorphoSys AG (Germany) (a)	1,943	107,942	117,963	(10,021)

Pharmaceuticals — (1.0)%
Aerie Pharmaceuticals, Inc. (a)	2,500	105,250	110,125	(4,875)
Dermira, Inc. (a)	3,155	105,597	107,459	(1,862)
Impax Laboratories, Inc. (a)	8,269	105,017	116,180	(11,163)
Nektar Therapeutics (a)	5,700	105,934	108,129	(2,195)
Ono Pharmaceutical Co., Ltd. (Japan)	1,900	37,944	39,191	(1,247)
Pacira Pharmaceuticals, Inc. (a)	2,352	103,136	114,190	(11,054)
Takeda Pharmaceutical Co., Ltd. (Japan)	1,800	83,973	86,352	(2,379)
Therapeutics MD, Inc. (a)	10,407	50,474	53,076	(2,602)
Towa Pharmaceutical Co., Ltd. (Japan)	600	28,748	29,943	(1,195)

	36,683	726,073	764,645	(38,572)

Total Health Care	139,258	1,692,254	1,794,087	(101,833)

Industrials — (5.5)%
Aerospace & Defense — (0.4)%
Aerovironment, Inc. (a)	3,858	110,146	110,223	(77)
Bombardier, Inc. (Canada) (a)	23,795	40,965	36,781	4,184
Cobham plc (United Kingdom)	56,731	101,767	97,359	4,408
TransDigm Group, Inc. (a)	449	106,171	110,782	(4,611)

	84,833	359,049	355,145	3,904

Air Freight & Logistics — (0.3)%
Bollore S.A. (France)	28,806	110,515	117,210	(6,695)
Yamato Holdings Co. Ltd. (Japan)	4,000	83,985	86,436	(2,451)

	32,806	194,500	203,646	(9,146)

Building Products — (0.3)%
Armstrong World Industries, Inc. (a)	2,368	109,047	110,704	(1,657)
Nippon Sheet Glass Co., Ltd. (Japan) (a)	15,300	104,853	119,035	(14,182)

	17,668	213,900	229,739	(15,839)

Commercial Services & Supplies — (0.5)%
Clean Harbors, Inc. (a)	1,870	107,712	108,666	(954)
Covanta Holding Corp.	6,980	107,492	101,559	5,933
Sohgo Security Services Co., Ltd. (Japan)	1,600	68,430	69,853	(1,423)
Stericycle, Inc. (a)	1,296	107,904	110,600	(2,696)

	11,746	391,538	390,678	860

Construction & Engineering — (0.4)%
Balfour Beatty plc (United Kingdom)	29,740	109,087	112,351	(3,264)
Ferrovial S.A. (Spain)	5,662	118,178	120,445	(2,267)
JGC Corp. (Japan)	6,200	104,524	108,265	(3,741)

	41,602	331,789	341,061	(9,272)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Electrical Equipment — (0.2)%
Acuity Brands, Inc.	614	107,266	108,125	(859)
Mabuchi Motor Co., Ltd. (Japan)	1,500	80,332	84,676	(4,344)

	2,114	187,598	192,801	(5,203)

Industrial Conglomerates — (0.5)%
DCC plc (Ireland)	1,193	109,166	110,157	(991)
Keihan Holdings Co., Ltd. (Japan)	13,000	80,104	81,784	(1,680)
Roper Technologies, Inc.	518	107,299	113,287	(5,988)
Toshiba Corp. (Japan) (a)	12,000	21,433	24,206	(2,773)

	26,711	318,002	329,434	(11,432)

Machinery — (1.0)%
Alstom S.A. (France)	3,750	110,475	119,026	(8,551)
FANUC Corp. (Japan)	500	98,467	101,798	(3,331)
Flowserve Corp.	2,396	115,030	121,885	(6,855)
Heidelberger Druckmaschinen AG (Germany) (a)	42,878	110,322	119,680	(9,358)
Minebea Mitsumi, Inc. (Japan)	8,100	104,650	117,182	(12,532)
Welbilt, Inc. (a)	5,643	108,007	115,681	(7,674)
Zardoya Otis S.A. (Spain)	12,348	108,816	114,272	(5,456)

	75,615	755,767	809,524	(53,757)

Marine — (0.3)%
Matson, Inc.	3,465	107,554	109,841	(2,287)
Nippon Yusen (Japan) (a)	52,000	104,458	104,549	(91)

	55,465	212,012	214,390	(2,378)

Professional Services — (0.2)%
Bureau Veritas S.A. (France)	5,034	109,397	116,640	(7,243)

Road & Rail — (0.8)%
AMERCO (a)	297	106,845	111,214	(4,369)
Europcar Groupe S.A. (France) (c)	10,606	108,600	129,361	(20,761)
Keio Corp. (Japan)	11,000	88,288	88,093	195
Kintetsu Group Holdings Co. Ltd. (Japan)	25,000	90,520	91,295	(775)
Odakyu Electric Railway Co., Ltd. (Japan)	4,400	85,329	85,416	(87)
Tokyu Corp. (Japan)	14,000	101,431	100,276	1,155

	65,303	581,013	605,655	(24,642)

Trading Companies & Distributors — (0.3)%
SIG plc (United Kingdom)	63,941	93,914	99,131	(5,217)
SiteOne Landscape Supply, Inc. (a)	2,285	106,572	109,246	(2,674)

	66,226	200,486	208,377	(7,891)

Transportation Infrastructure — (0.3)%
Groupe Eurotunnel SE (France)	10,722	110,593	117,789	(7,196)
Mitsubishi Logistics Corp. (Japan)	8,000	102,560	103,501	(941)

	18,722	213,153	221,290	(8,137)

Total Industrials	503,845	4,068,204	4,218,380	(150,176)

Information Technology — (4.3)%
Communications Equipment — (0.3)%
Nokia OYJ (Finland)	21,852	115,930	124,925	(8,995)
ViaSat, Inc. (a)	1,716	107,061	109,875	(2,814)

	23,568	222,991	234,800	(11,809)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Electronic Equipment, Instruments & Components — (0.1)%
Topcon Corp. (Japan)	6,500	104,167	114,843	(10,676)

Internet Software & Services — (1.3)%
CoStar Group, Inc. (a)	519	108,663	125,022	(16,359)
Envestnet, Inc. (a)	3,209	108,303	111,673	(3,370)
GTT Communications, Inc. (a)	3,640	95,914	100,100	(4,186)
Hortonworks, Inc. (a)	9,406	99,985	97,916	2,069
NEXTDC Ltd. (Australia) (a)	35,192	106,481	109,361	(2,880)
SPS Commerce, Inc. (a)	1,812	108,720	100,131	8,589
Wix.com Ltd. (Israel) (a)	1,653	115,987	136,290	(20,303)
Yahoo Japan Corp. (Japan)	22,900	105,226	98,086	7,140
Zillow Group, Inc. (a)	3,061	109,125	119,379	(10,254)

	81,392	958,404	997,958	(39,554)

IT Services — (0.5)%
Syntel, Inc.	6,402	111,843	112,739	(896)
Unisys Corp. (a)	9,555	106,539	107,972	(1,433)
Wirecard AG (Germany)	1,365	78,909	80,713	(1,804)
Worldpay Group PLC (United Kingdom) (c)	24,161	92,973	93,831	(858)

	41,483	390,264	395,255	(4,991)

Semiconductors & Semiconductor Equipment — (0.3)%
AMS AG (Austria)	1,820	97,676	117,087	(19,411)
Cavium, Inc. (a)	1,570	107,734	108,095	(361)

	3,390	205,410	225,182	(19,772)

Software — (1.5)%
Autodesk, Inc. (a)	1,250	108,013	112,588	(4,575)
FireEye, Inc. (a)	8,739	108,364	109,325	(961)
Globant S.A. (Luxembourg) (a)	3,153	107,738	119,467	(11,729)
HubSpot, Inc. (a)	1,806	113,225	121,092	(7,867)
Nintendo Co. Ltd. (Japan)	400	95,860	101,226	(5,366)
PROS Holdings, Inc. (a)	4,744	109,824	116,940	(7,116)
salesforce.com, Inc. (a)	1,277	106,897	109,975	(3,078)
Splunk, Inc. (a)	1,787	109,186	114,922	(5,736)
Workday, Inc. (a)	1,283	107,233	112,134	(4,901)
Zendesk, Inc. (a)	3,784	108,298	108,790	(492)

	28,223	1,074,638	1,126,459	(51,821)

Technology Hardware, Storage & Peripherals — (0.3)%
Blackberry Ltd. (Canada) (a)	12,292	105,176	114,811	(9,635)
Ricoh Co., Ltd. (Japan)	12,800	104,732	106,694	(1,962)

	25,092	209,908	221,505	(11,597)

Total Information Technology	209,648	3,165,782	3,316,002	(150,220)

Materials — (2.7)%
Chemicals — (0.9)%
Ashland Global Holdings, Inc.	111	13,762	13,709	53
Axalta Coating Systems Ltd. (Bermuda) (a)	3,431	108,110	107,630	480
CF Industries Holdings, Inc.	3,907	105,801	104,473	1,328
Essentra plc (United Kingdom)	17,059	113,668	119,644	(5,976)
OCI NV (Netherlands) (a)	2,813	49,365	54,737	(5,372)
Potash Corp. of Saskatchewan, Inc. (Canada)	6,470	104,843	109,109	(4,266)
Symrise AG (Germany)	1,605	109,428	112,364	(2,936)
WR Grace & Co.	1,582	107,861	110,297	(2,436)

	36,978	712,838	731,963	(19,125)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Containers & Packaging — (0.3)%
Ball Corp.	1,487	107,480	114,335	(6,855)
Fuji Seal International, Inc. (Japan)	4,600	104,609	109,419	(4,810)

	6,087	212,089	223,754	(11,665)

Metals & Mining — (1.5)%
Alamos Gold, Inc. (Canada)	13,282	103,820	95,063	8,757
Antofagasta plc (United Kingdom)	10,483	109,503	113,738	(4,235)
Compass Minerals International, Inc.	1,612	107,762	106,392	1,370
Detour Gold Corp. (Canada) (a)	7,341	96,478	92,767	3,711
First Majestic Silver Corp. (Canada) (a)	11,692	105,352	95,074	10,278
Iluka Resources Ltd. (Australia)	16,423	91,248	103,203	(11,955)
Kobe Steel Ltd. (Japan) (a)	12,300	104,856	109,274	(4,418)
MAG Silver Corp. (Canada) (a)	8,162	105,534	99,854	5,680
Pacific Metals Co., Ltd. (Japan) (a)	32,000	104,299	103,941	358
Silver Wheaton Corp. (Canada)	4,899	105,190	97,761	7,429
thyssenkrupp AG (Germany)	4,709	109,130	112,218	(3,088)

	122,903	1,143,172	1,129,285	13,887

Total Materials	165,968	2,068,099	2,085,002	(16,903)

Real Estate — (0.3)%
Real Estate Management & Development — (0.3)%
Mitsubishi Estate Co., Ltd. (Japan)	6,100	113,859	116,802	(2,943)
Realogy Holdings Corp.	3,789	108,327	115,754	(7,427)

Total Real Estate	9,889	222,186	232,556	(10,370)

Telecommunication Services — (0.7)%
Diversified Telecommunication Services — (0.4)%
Cellnex Telecom S.A. (Spain) (c)	6,516	109,272	115,012	(5,740)
Iliad S.A. (France)	504	114,408	122,333	(7,925)

	7,020	223,680	237,345	(13,665)

Wireless Telecommunication Services — (0.3)%
SoftBank Group Corp. (Japan)	1,500	103,683	113,779	(10,096)
Sprint Corp. (a)	12,797	108,775	115,557	(6,782)

	14,297	212,458	229,336	(16,878)

Total Telecommunication Services	21,317	436,138	466,681	(30,543)

Utilities — (1.6)%
Electric Utilities — (0.4)%
Chugoku Electric Power Co., Inc. (The) (Japan)	9,600	105,069	104,654	415
Hokkaido Electric Power Co., Inc. (Japan)	14,600	104,544	105,987	(1,443)
Hokuriku Electric Power Co. (Japan)	11,500	104,813	106,290	(1,477)

	35,700	314,426	316,931	(2,505)

Independent Power and Renewable Electricity Producers — (0.4)%
Calpine Corp. (a)	9,907	108,283	101,051	7,232
Northland Power, Inc. (Canada)	5,860	104,789	103,587	1,202
NRG Energy, Inc.	5,826	107,432	98,460	8,972

	21,593	320,504	303,098	17,406

Multi-Utilities — (0.4)%
Dominion Resources, Inc.	1,379	107,548	106,776	772
NiSource, Inc.	4,475	108,340	108,519	(179)
Sempra Energy	958	107,775	108,273	(498)

	6,812	323,663	323,568	95

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Water Utilities — (0.4)%
American Water Works Co., Inc.	1,358	107,961	108,314	(353)
Pennon Group plc (United Kingdom)	9,631	111,082	106,848	4,234
United Utilities Group plc (United Kingdom)	8,457	109,754	106,577	3,177

	19,446	328,797	321,739	7,058

Total Utilities	83,551	1,287,390	1,265,336	22,054

Total Short Positions of Total Return Basket Swap	2,127,849	22,974,625	23,626,839	(652,214)

Total of Long and Short Positions of Total Return Basket Swap	(1,652,519)	(17,150,276)	(17,528,969)	(378,693)

Cash and Other Receivables/Payables (4)				8,938

Financing Costs				(408)

Net Dividend Receivable/Payable				16,661

Outstanding Swap Contract, at value				(353,502)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 1.6%
Hotels, Restaurants & Leisure — 0.3%
Tatts Group Ltd. (Australia)	78,276	254,967	251,816	(3,151)

Media — 1.0%
Sky plc (United Kingdom)	63,693	805,003	818,222	13,219

Textiles, Apparel & Luxury Goods — 0.3%
Christian Dior SE (France)	1,046	285,832	286,881	1,049

Total Consumer Discretionary	143,015	1,345,802	1,356,919	11,117

Consumer Staples — 0.4%
Food & Staples Retailing — 0.2%
Metro AG (Germany)	5,998	189,318	197,390	8,072

Household Products — 0.2%
Svenska Cellulosa AB SCA (Sweden)	5,780	188,243	191,360	3,117

Total Consumer Staples	11,778	377,561	388,750	11,189

Energy — 0.1%
Energy Equipment & Services — 0.1%
Canyon Services Group, Inc. (Canada) (a)	12,562	65,614	58,252	(7,362)

Total Energy	12,562	65,614	58,252	(7,362)

Financials — 0.0% (b)
Capital Markets — 0.0% (b)
SVG Capital plc (United Kingdom) (a)	698	6,653	6,676	23

Total Financials	698	6,653	6,676	23

Health Care — 1.2%
Biotechnology — 0.8%
Actelion Ltd. (Switzerland) (a)	2,106	598,358	596,347	(2,011)

Health Care Equipment & Supplies — 0.2%
Getinge AB (Sweden)	7,487	133,894	146,244	12,350

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Pharmaceuticals — 0.2%
STADA Arzneimittel AG (Germany)	2,926	205,645	207,338	1,693

Total Health Care	12,519	937,897	949,929	12,032

Industrials — 1.1%
Aerospace & Defense — 0.7%
DigitalGlobe, Inc. (a)	4,998	164,933	160,935	(3,998)
Zodiac Aerospace (France)	14,688	366,253	356,559	(9,694)

	19,686	531,186	517,494	(13,692)

Commercial Services & Supplies — 0.2%
Spotless Group Holdings Ltd. (Australia)	199,423	165,754	161,123	(4,631)

Machinery — 0.1%
Pfeiffer Vacuum Technology (Germany)	524	67,439	68,031	592

Professional Services — 0.1%
WS Atkins plc (United Kingdom)	3,780	96,792	105,155	8,363

Total Industrials	223,413	861,171	851,803	(9,368)

Information Technology — 0.4%
IT Services — 0.4%
DH Corp. (Canada)	17,450	323,165	324,571	1,406

Total Information Technology	17,450	323,165	324,571	1,406

Materials — 0.0% (b)
Metals & Mining — 0.0% (b)
Kirkland Lake Gold Ltd. (Canada)	43	327	298	(29)
Westgold Resources Ltd. (Australia) (a)	10,783	16,795	15,770	(1,025)

Total Materials	10,826	17,122	16,068	(1,054)

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
Level 3 Communications, Inc. (a)	8,715	518,368	529,523	11,155

Total Telecommunication Services	8,715	518,368	529,523	11,155

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis S.A. (Spain)	8,053	60,905	61,369	464

Total Utilities	8,053	60,905	61,369	464

Total Long Positions of Total Return Basket Swap	449,029	4,514,258	4,543,860	29,602

Short Positions

Common Stocks
Consumer Discretionary — (0.1)%
Textiles, Apparel & Luxury Goods — (0.1)%
Hermes International (France)	198	93,372	94,658	(1,286)

Total Consumer Discretionary	198	93,372	94,658	(1,286)

Energy — (0.1)%
Energy Equipment & Services — (0.1)%
Trican Well Service Ltd. (Canada) (a)	21,141	67,061	58,078	8,983

Total Energy	21,141	67,061	58,078	8,983

Industrials — (0.1)%
Aerospace & Defense — (0.1)%
MacDonald Dettwiler & Associates Ltd. (Canada)	1,549	79,398	76,482	2,916

Total Industrials	1,549	79,398	76,482	2,916

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued

Common Stocks — continued
Telecommunication Services — (0.4)%
Diversified Telecommunication Services — (0.4)%
Centurylink, Inc.	12,326	308,890	316,409	(7,519)

Total Telecommunication Services	12,326	308,890	316,409	(7,519)

Total Short Positions	35,214	548,721	545,627	3,094

Total of Long and Short Positions of Total Return Basket Swap	413,815	3,965,537	3,998,233	32,696

Cash and Other Receivables/Payables (4)				—

Financing Costs				(423)

Net Dividend Receivable/Payable				—

Outstanding Swap Contract, at value				32,273

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 3.4%
Auto Components — 1.3%
Bridgestone Corp. (Japan)	900	35,175	37,540	2,365
CIE Automotive S.A. (Spain)	7,571	148,653	162,750	14,097
Cie Generale des Etablissements Michelin (France)	1,158	139,501	151,468	11,967
GKN plc (United Kingdom)	27,977	124,724	130,017	5,293
Keihin Corp. (Japan)	2,600	38,816	40,911	2,095
Linamar Corp. (Canada)	3,510	142,323	149,240	6,917
Sumitomo Electric Industries Ltd. (Japan)	2,500	37,752	40,830	3,078
Sumitomo Rubber Industries Ltd. (Japan)	2,100	34,381	37,797	3,416
Valeo S.A. (France)	2,272	147,676	163,493	15,817

	50,588	849,001	914,046	65,045

Automobiles — 0.2%
Fuji Heavy Industries Ltd. (Japan)	800	28,303	30,330	2,027
Mazda Motor Corp. (Japan)	2,600	34,398	38,408	4,010
Peugeot S.A. (France)	7,947	150,323	166,614	16,291

	11,347	213,024	235,352	22,328

Hotels, Restaurants & Leisure — 0.4%
Carnival plc (United Kingdom)	2,085	120,874	128,504	7,630
William Hill plc (United Kingdom)	33,069	128,450	125,644	(2,806)

	35,154	249,324	254,148	4,824

Household Durables — 0.4%
Crest Nicholson Holdings plc (United Kingdom)	20,285	150,809	158,670	7,861
Forbo Holding AG (Switzerland)	95	146,792	155,835	9,043

	20,380	297,601	314,505	16,904

Leisure Products — 0.0% (b)
Bandai Namco Holdings, Inc. (Japan)	1,000	28,981	31,387	2,406

Media — 0.4%
Cogeco Communications, Inc. (Canada)	2,395	133,413	137,045	3,632
Southern Cross Media Group Ltd. (Australia)	148,119	144,472	143,159	(1,313)

	150,514	277,885	280,204	2,319

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Multiline Retail — 0.4%
Canadian Tire Corp., Ltd. (Canada)	1,004	121,336	122,535	1,199
Harvey Norman Holdings Ltd. (Australia)	19,750	63,703	61,948	(1,755)
Tokmanni Group Corp. (Finland)	13,282	151,705	127,691	(24,014)

	34,036	336,744	312,174	(24,570)

Specialty Retail — 0.3%
Kingfisher plc (United Kingdom)	30,762	130,884	136,089	5,205
Kohnan Shoji Co., Ltd. (Japan)	1,900	36,226	36,665	439

	32,662	167,110	172,754	5,644

Total Consumer Discretionary	335,681	2,419,670	2,514,570	94,900

Consumer Staples — 1.4%
Beverages — 0.4%
Coca-Cola Amatil Ltd. (Australia)	17,862	144,109	125,184	(18,925)
Diageo plc (United Kingdom)	5,059	147,070	147,254	184

	22,921	291,179	272,438	(18,741)

Food & Staples Retailing — 0.6%
Cocokara Fine, Inc. (Japan)	500	22,817	23,640	823
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	2,900	144,847	145,443	596
Metcash, Ltd. (Australia) (a)	88,735	144,407	142,857	(1,550)
Wm Morrison Supermarkets plc (United Kingdom)	41,547	122,745	129,062	6,317

	133,682	434,816	441,002	6,186

Food Products — 0.2%
Maple Leaf Foods, Inc. (Canada)	6,031	142,264	150,968	8,704

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany)	1,170	134,203	136,482	2,279

Total Consumer Staples	163,804	1,002,462	1,000,890	(1,572)

Energy — 3.0%
Energy Equipment & Services — 0.5%
Enerflex Ltd. (Canada)	9,142	135,417	128,854	(6,563)
Petrofac Ltd. (United Kingdom)	11,293	126,522	119,018	(7,504)
Tecinas Reunidas (Spain)	3,623	148,784	143,181	(5,603)

	24,058	410,723	391,053	(19,670)

Oil, Gas & Consumable Fuels — 2.5%
ARC Resources Ltd. (Canada)	10,400	141,785	136,528	(5,257)
Bonavista Energy Corp. (Canada)	60,239	139,891	126,652	(13,239)
BP plc (United Kingdom)	17,521	102,710	100,301	(2,409)
Enerplus Corp. (Canada)	20,221	157,643	145,912	(11,731)
Eni SpA (Italy)	9,248	147,884	143,446	(4,438)
Galp Energia SGPS S.A. (Portugal)	9,480	150,097	147,329	(2,768)
Gaztransport Et Technigaz S.A. (France)	4,122	148,218	153,859	5,641
Idemitsu Kosan Co., Ltd. (Japan)	1,400	43,337	44,761	1,424
JX Holdings, Inc. (Japan)	6,700	29,697	30,230	533
Neste Oyj (Finland)	3,652	148,662	148,816	154
OMV AG (Austria)	3,292	140,713	151,633	10,920
Repsol S.A. (Spain)	9,434	147,930	148,900	970
Showa Shell Sekiyu (Japan)	4,400	41,196	42,494	1,298
TOTAL S.A. (France)	3,087	158,321	158,466	145
Veresen, Inc. (Canada)	12,440	141,072	138,794	(2,278)

	175,636	1,839,156	1,818,121	(21,035)

Total Energy	199,694	2,249,879	2,209,174	(40,705)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Financials — 2.8%
Banks — 1.2%
Bank of Montreal (Canada)	1,969	141,503	139,426	(2,077)
Bank of Nova Scotia (The) (Canada)	2,515	141,148	139,803	(1,345)
Laurentian Bank of Canada (Canada)	3,325	143,299	136,016	(7,283)
National Bank of Canada (Canada)	3,524	140,671	136,953	(3,718)
Royal Bank of Canada (Canada)	2,022	141,357	138,454	(2,903)
Toronto-Dominion Bank (The) (Canada)	2,930	141,515	137,866	(3,649)

	16,285	849,493	828,518	(20,975)

Capital Markets — 0.2%
3i Group plc (United Kingdom)	12,456	123,256	128,011	4,755

Insurance — 1.2%
ASR Nederland NV (Netherlands) (a)	5,127	147,440	151,687	4,247
CNP Assurances (France)	7,284	145,994	152,154	6,160
Industrial Alliance Insurance and Financial Services, Inc. (Canada)	3,794	154,099	160,065	5,966
Mapfre S.A. (Spain)	43,639	149,668	152,216	2,548
Talanx AG (Germany)	4,162	147,843	150,030	2,187
Zurich Insurance Group AG (Switzerland)	550	145,487	152,206	6,719

	64,556	890,531	918,358	27,827

Thrifts & Mortgage Finance — 0.2%
Genworth MI Canada, Inc. (Canada)	5,464	140,257	135,694	(4,563)

Total Financials	98,761	2,003,537	2,010,581	7,044

Health Care — 1.6%
Health Care Equipment & Supplies — 0.2%
DiaSorin SpA (Italy)	2,211	154,938	165,701	10,763

Health Care Providers & Services — 0.1%
BML, Inc. (Japan)	1,700	36,848	37,105	257
Miraca Holdings, Inc. (Japan)	600	27,187	27,664	477

	2,300	64,035	64,769	734

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	703	135,239	143,841	8,602

Pharmaceuticals — 1.1%
Astellas Pharma, Inc. (Japan)	1,600	21,591	21,099	(492)
Daiichi Sankyo Co., Ltd. (Japan)	1,500	32,610	33,336	726
GlaxoSmithKline plc (United Kingdom)	7,094	145,770	142,787	(2,983)
Merck KGaA (Germany)	1,393	158,404	163,638	5,234
Mitsubishi Tanabe Pharma Corp. (Japan)	1,100	22,098	22,344	246
Recordati SpA (Italy)	4,294	155,377	159,080	3,703
Roche Holding AG (Switzerland)	569	145,253	149,066	3,813
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	2,500	39,926	41,058	1,132
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	300	23,956	24,684	728
Tsumura & Co. (Japan)	4,700	144,702	152,314	7,612

	25,050	889,687	909,406	19,719

Total Health Care	30,264	1,243,899	1,283,717	39,818

Industrials — 3.5%
Aerospace & Defense — 0.8%
CAE, Inc. (Canada)	10,279	153,454	157,003	3,549
Dassault Aviation S.A. (France)	115	148,075	157,153	9,078
QinetiQ Group plc (United Kingdom)	40,598	148,126	154,495	6,369
Thales S.A. (France)	1,491	148,090	156,714	8,624

	52,483	597,745	625,365	27,620

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Building Products — 0.2%
Nichias Corp. (Japan)	3,000	27,733	30,623	2,890
Tarkett S.A. (France)	3,470	146,868	163,040	16,172

	6,470	174,601	193,663	19,062

Commercial Services & Supplies — 0.2%
Transcontinental, Inc. (Canada)	8,815	154,190	157,244	3,054

Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios S.A. (Spain)	4,204	149,083	155,761	6,678
Hazama Ando Corp. (Japan)	3,900	26,104	27,774	1,670
Kier Group plc (United Kingdom)	8,792	149,175	152,393	3,218
Obayashi Corp. (Japan)	3,400	31,604	33,010	1,406
Raito Kogyo Co., Ltd. (Japan)	3,800	36,474	37,772	1,298
Taisei Corp. (Japan)	3,000	22,099	22,876	777
Tokyu Construction Co., Ltd. (Japan)	2,700	20,577	22,022	1,445

	29,796	435,116	451,608	16,492

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	5,991	136,519	146,805	10,286
Fuji Electric Co., Ltd. (Japan)	5,000	26,828	27,407	579
Prysmian SpA (Italy)	5,483	147,763	158,232	10,469
Schneider Electric SE (France)	2,012	148,025	159,362	11,337

	18,486	459,135	491,806	32,671

Machinery — 0.3%
Amada Holdings Co., Ltd. (Japan)	3,100	34,848	36,857	2,009
Valmet OYJ (Finland)	8,524	149,491	155,264	5,773

	11,624	184,339	192,121	7,782

Professional Services — 0.4%
Magna International, Inc. (Canada)	3,637	141,104	151,922	10,818
RELX plc (United Kingdom)	5,768	116,842	116,945	103

	9,405	257,946	268,867	10,921

Trading Companies & Distributors — 0.3%
CA Immobilien Anlagen AG (Austria)	6,387	142,939	139,872	(3,067)
Hanwa Co., Ltd. (Japan)	5,000	33,189	35,452	2,263
Mitsubishi Corp. (Japan)	1,300	26,821	28,054	1,233
Mitsui & Co., Ltd. (Japan)	3,000	40,282	42,362	2,080
Sumitomo Corp. (Japan)	2,400	30,384	32,072	1,688

	18,087	273,615	277,812	4,197

Transportation Infrastructure — 0.2%
Aena S.A. (Spain)	900	148,282	158,682	10,400

Total Industrials	156,066	2,684,969	2,817,168	132,199

Information Technology — 1.0%
IT Services — 0.6%
Alten S.A. (France)	2,003	147,188	169,749	22,561
Atos SE (France)	1,195	147,420	156,528	9,108
CGI Group, Inc. (Canada) (a)	3,097	142,479	149,467	6,988

	6,295	437,087	475,744	38,657

Semiconductors & Semiconductor Equipment — 0.1%
Shinko Electric Industries Co., Ltd. (Japan)	6,700	40,805	47,929	7,124
Ulvac, Inc. (Japan)	800	33,090	37,558	4,468

	7,500	73,895	85,487	11,592

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Software — 0.2%
Konami Holdings Corp. (Japan)	800	32,624	33,302	678
Open Text Corp. (Canada)	4,605	152,724	159,668	6,944

	5,405	185,348	192,970	7,622

Technology Hardware, Storage & Peripherals — 0.1%
Seiko Epson Corp. (Japan)	1,900	37,521	38,918	1,397

Total Information Technology	21,100	733,851	793,119	59,268

Materials — 2.0%
Chemicals — 0.7%
Covestro AG (Germany)	2,011	159,262	156,720	(2,542)
Hitachi Chemical Co., Ltd. (Japan)	1,000	26,451	28,639	2,188
Kuraray Co., Ltd. (Japan)	2,600	38,733	41,962	3,229
Mitsubishi Chemical Holdings Corp. (Japan)	3,000	22,038	23,482	1,444
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,700	33,404	36,351	2,947
Mitsui Chemicals, Inc. (Japan)	9,000	42,717	46,050	3,333
Synthomer plc (United Kingdom)	25,593	158,923	163,951	5,028
Teijin Ltd. (Japan)	2,000	36,594	38,751	2,157

	46,904	518,122	535,906	17,784

Metals & Mining — 0.9%
Aichi Steel Corp. (Japan)	3,200	119,527	125,112	5,585
Aurubis AG (Germany)	2,317	157,802	161,925	4,123
Centamin plc (United Kingdom)	67,501	160,531	154,655	(5,876)
Fortescue Metals Group Ltd. (Australia)	15,725	59,363	62,328	2,965
Rio Tinto Ltd. (Australia)	759	32,780	34,361	1,581
Rio Tinto plc (United Kingdom)	3,296	128,516	130,028	1,512

	92,798	658,519	668,409	9,890

Paper & Forest Products — 0.4%
Mondi plc (United Kingdom)	6,286	158,149	162,628	4,479
UPM-Kymmene OYJ (Finland)	6,132	148,888	161,558	12,670

	12,418	307,037	324,186	17,149

Total Materials	152,120	1,483,678	1,528,501	44,823

Real Estate — 1.3%
Real Estate Management & Development — 1.3%
Allreal Holdings AG (Switzerland)	790	133,864	135,928	2,064
BUWOG AG (Austria)	5,873	158,734	158,593	(141)
Deutsche EuroShop AG (Germany)	3,483	149,182	141,405	(7,777)
First Capital Realty, Inc. (Canada)	9,574	142,728	139,151	(3,577)
Mobimo Holding AG (Switzerland) (a)	549	146,767	147,595	828
Nexity S.A. (France)	3,205	158,394	174,264	15,870
TAG Immobilien AG (Germany)	10,573	150,184	150,536	352

Total Real Estate	34,047	1,039,853	1,047,472	7,619

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG (Germany)	8,500	147,960	149,097	1,137
Telefonica S.A. (Spain)	13,458	148,797	148,845	48

	21,958	296,757	297,942	1,185

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued

Common Stocks — continued
Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	4,997	157,539	156,822	(717)
KDDI Corp. (Japan)	1,200	30,809	31,817	1,008
NTT DOCOMO, Inc. (Japan)	1,400	32,660	33,876	1,216

	7,597	221,008	222,515	1,507

Total Telecommunication Services	29,555	517,765	520,457	2,692

Utilities — 2.1%
Electric Utilities — 0.6%
EDP — Energias de Portugal S.A. (Portugal)	47,194	160,251	155,751	(4,500)
Endesa S.A. (Spain)	4,789	114,505	112,796	(1,709)
Enel SpA (Italy)	32,031	148,010	152,282	4,272

	84,014	422,766	420,829	(1,937)

Gas Utilities — 0.2%
Gas Natural SDG S.A. (Spain)	6,813	148,502	153,957	5,455

Independent Power and Renewable Electricity Producers — 0.2%
TransAlta Renewables, Inc. (Canada)	13,159	153,983	150,286	(3,697)

Multi-Utilities — 1.1%
A2A SpA (Italy)	108,492	157,270	161,256	3,986
Centrica plc (United Kingdom)	46,778	129,232	119,867	(9,365)
E.ON SE (Germany)	17,442	136,778	135,967	(811)
Engie S.A. (France)	11,271	157,338	158,922	1,584
Iren SpA (Italy)	70,754	148,673	149,135	462
REN - Redes Energeticas Nacionais SGPS S.A. (Portugal) (a)	50,233	147,741	147,656	(85)

	304,970	877,032	872,803	(4,229)

Total Utilities	408,956	1,602,283	1,597,875	(4,408)

Total Long Positions of Total Return Basket Swap	1,630,048	16,981,846	17,323,524	341,678

Short Positions

Common Stocks
Consumer Discretionary — (1.0)%
Hotels, Restaurants & Leisure — (0.4)%
Domino’s Pizza Enterprises Ltd. (Australia)	449	20,603	20,533	70
HIS Co., Ltd. (Japan)	4,700	105,923	112,008	(6,085)
Kyoritsu Maintenance Co., Ltd. (Japan)	5,100	144,783	149,019	(4,236)
Wynn Resorts Ltd.	126	14,602	15,499	(897)

	10,375	285,911	297,059	(11,148)

Internet & Direct Marketing Retail — (0.0)% (b)
Rakuten, Inc. (Japan)	2,600	27,521	26,634	887

Leisure Products — (0.0)% (b)
Polaris Industries, Inc.	446	35,703	38,026	(2,323)

Media — (0.3)%
Altice NV (Netherlands) (a)	5,259	116,589	130,666	(14,077)
Dentsu, Inc. (Japan)	500	27,719	28,223	(504)
Lifull Co., Ltd. (Japan)	15,700	104,846	110,187	(5,341)

	21,459	249,154	269,076	(19,922)

Multiline Retail — (0.1)%
B&M European Value Retail S.A. (Luxembourg)	20,578	85,581	89,801	(4,220)
Don Quijote Holdings Co., Ltd. (Japan)	500	17,583	18,217	(634)
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,300	13,900	14,205	(305)

	22,378	117,064	122,223	(5,159)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Specialty Retail — (0.2)%
Chiyoda Co., Ltd. (Japan)	3,400	83,326	84,827	(1,501)
IDOM, Inc. (Japan)	20,200	104,911	105,968	(1,057)

	23,600	188,237	190,795	(2,558)

Total Consumer Discretionary	80,858	903,590	943,813	(40,223)

Consumer Staples — (0.3)%
Food & Staples Retailing — (0.1)%
Smart & Final Stores, Inc. (a)	2,101	25,214	24,792	422
Sugi Holdings Co. Ltd. (Japan)	400	19,592	19,822	(230)

	2,501	44,806	44,614	192

Food Products — (0.2)%
Calbee, Inc. (Japan)	800	27,414	27,969	(555)
Kikkoman Corp. (Japan)	2,000	59,834	61,551	(1,717)
Nissin Foods Holdings Co., Ltd. (Japan)	500	28,392	28,631	(239)

	3,300	115,640	118,151	(2,511)

Total Consumer Staples	5,801	160,446	162,765	(2,319)

Energy — (0.1)%
Oil, Gas & Consumable Fuels — (0.1)%
MEG Energy Corp. (Canada) (a)	13,309	65,324	60,254	5,070

Total Energy	13,309	65,324	60,254	5,070

Financials — (0.1)%
Capital Markets — (0.1)%
Platinum Asset Management Ltd. (Australia)	15,180	55,627	52,884	2,743

Consumer Finance — (0.0)% (b)
Acom Co., Ltd. (Japan) (a)	3,800	14,897	16,879	(1,982)

Total Financials	18,980	70,524	69,763	761

Health Care — (0.3)%
Pharmaceuticals — (0.3)%
Ono Pharmaceutical Co., Ltd. (Japan)	3,800	75,982	78,381	(2,399)
Takeda Pharmaceutical Co., Ltd. (Japan)	500	23,302	23,987	(685)
Therapeutics MD, Inc. (a)	12,590	62,365	64,209	(1,844)
Towa Pharmaceutical Co., Ltd. (Japan)	1,700	80,826	84,840	(4,014)

Total Health Care	18,590	242,475	251,417	(8,942)

Industrials — (0.4)%
Aerospace & Defense — (0.2)%
Bombardier, Inc. (Canada) (a)	37,825	65,117	58,467	6,650
Cobham plc (United Kingdom)	12,065	20,642	20,705	(63)

	49,890	85,759	79,172	6,587

Air Freight & Logistics — (0.0)% (b)
Yamato Holdings Co. Ltd. (Japan)	1,000	21,103	21,609	(506)

Commercial Services & Supplies — (0.0)% (b)
Sohgo Security Services Co., Ltd. (Japan)	800	34,304	34,927	(623)

Industrial Conglomerates — (0.1)%
Keihan Holdings Co., Ltd. (Japan)	4,000	24,724	25,165	(441)
Toshiba Corp. (Japan) (a)	47,000	84,498	94,807	(10,309)

	51,000	109,222	119,972	(10,750)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Professional Services — (0.1)%
IPH Ltd. (Australia)	30,390	106,448	108,492	(2,044)

Road & Rail — (0.0)% (b)
Keio Corp. (Japan)	2,000	16,094	16,017	77
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	19,457	19,413	44

	3,000	35,551	35,430	121

Trading Companies & Distributors — (0.0)% (b)
SIG plc (United Kingdom)	10,475	15,385	16,240	(855)

Total Industrials	146,555	407,772	415,842	(8,070)

Information Technology — (0.2)%
Electronic Equipment, Instruments & Components — (0.1)%
Japan Display, Inc. (Japan) (a)	29,300	62,819	66,234	(3,415)

Software — (0.1)%
Altium Ltd. (Australia)	17,928	106,572	109,930	(3,358)

Total Information Technology	47,228	169,391	176,164	(6,773)

Materials — (0.0)% (b)
Metals & Mining — (0.0)% (b)
Detour Gold Corp. (Canada) (a)	1,567	20,159	19,802	357

Total Materials	1,567	20,159	19,802	357

Total Short Positions of Total Return Basket Swap	332,888	2,039,681	2,099,820	(60,139)

Total of Long and Short Positions of Basket Swap	1,297,160	14,942,165	15,223,704	281,539

Cash and Other Receivables/Payables (4)				15,164

Financing Costs				(1,319)

Net Dividend Receivable/Payable				9,070

Outstanding Swap Contract, at value				304,454

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

(1)	— Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	— Current value represents market value as of April 30, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	— Value represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(4)	— Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	— Non-income producing security.
(b)	— Amounts rounds to less than 0.05%.
(c)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	33

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited)

JPMorgan Diversified Alternatives ETF
ASSETS:
Investments in non-affiliates, at value	$36,747,201
Investment in affiliates, at value	28,684,049

Total Investment securities, at value	65,431,250
Cash	8,305,879
Restricted Cash	1,200
Cash collateral on futures contracts	2,351,000
Foreign currency, at value	1,848,685
Receivables:
Investment securities sold	557,893
Deferred offering costs	38,024
Dividends from affiliates	13,661
Dividends from non-affiliates	13,029
Variation margin on futures contracts	56,874
Unrealized appreciation on forward foreign currency exchange contracts	76,228
Outstanding swap contracts, at value	361,642

Total Assets	79,055,365

LIABILITIES:
Payables:
Investments securities purchased	98,075
Due to counterparty for swap contracts	7,843
Unrealized depreciation on forward foreign currency exchange contracts	125,068
Accrued Liabilities:
Professional fees	76,874
Advisory fees	31,535
Custodian and Transfer Agent fees	22,333
Accounting fees	10,617
Trustees’ and Chief Compliance Officer’s fees	6,877
Administration fees	5,677
Other	22,591
Outstanding swap contracts, at value	353,502

Total Liabilities	760,992

Net Assets	$78,294,373

NET ASSETS:
Paid-in Capital	$76,289,048
Accumulated undistributed (distributions in excess of) net investment income	(73,520)
Accumulated net realized gains (losses)	88,262
Net unrealized appreciation (depreciation)	1,990,583

Total Net Assets	$78,294,373

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	3,000,000

Net asset value, per share	$26.10

Cost of investments in non-affiliates	$35,236,054
Cost of investments in affiliates	28,684,049
Cost of foreign currency	1,820,222

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

JPMorgan Diversified Alternatives ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$195,512
Dividend income from affiliates	51,318
Interest income from affiliates	1,063
Foreign taxes withheld	(24,213)

Total Investment Income	223,680

EXPENSES:
Investment advisory fees (Note 3.A)	192,392
Administration fees (Note 3.B)	27,929
Trustees’ and Chief Compliance Officer’s fees	11,712
Professional fees	74,138
Printing and mailing costs	2,145
Custodian and Transfer Agent fees	15,925
Registration and filing fees	21,895
Interest expense from affiliates	16,467
Offering costs	33,918
Accounting fees	51,287
Other	3,009

Total expenses	450,817

Less fees waived (Note 3.D)	(220,321)
Less expense reimbursements from affiliates (Note 3.D)	(7,997)
Less expense reimbursements from non-affiliates (Note 3.C)	(1,600)

Net expenses	220,899

Net investment income (loss)	2,781

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	748,892
Futures	(943,787)
Foreign currency translations	311,268
Swaps	(13,676)

Net realized gain (loss)	102,697

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,632,592
Futures	512,822
Foreign currency translations	(82,859)
Swaps	10,137

Change in net unrealized appreciation/depreciation	2,072,692

Net realized/unrealized gains (losses)	2,175,389

Change in net assets resulting from operations	$2,178,170

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	35

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Alternatives ETF
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,781	$(15,490)
Net realized gain (loss)	102,697	349,346
Change in net unrealized appreciation/depreciation	2,072,692	(82,109)

Change in net assets resulting from operations	2,178,170	251,747

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(444,087)	—
From net realized gains	(13,545)	—

Total distributions to shareholders	(457,632)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	24,596,402	51,725,686

NET ASSETS:
Change in net assets	26,316,940	51,977,433
Beginning of period	51,977,433	—

End of period	$78,294,373	$51,977,433

Accumulated undistributed (distributions in excess of) net investment income	$(73,520)	$367,786

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$24,596,402	$51,725,686

Total change in net assets resulting from capital transactions	$24,596,402	$51,725,686

SHARE TRANSACTIONS:
Issued	950,000	2,050,000

Net increase in shares from share transactions	950,000	2,050,000

(a)	Commencement of operations was September 12, 2016.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	37

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income (loss)	Net realized gain (loss)	Total from distributions	Net asset value, end of period

JPMorgan Diversified Alternatives ETF
Six month period ended April 30, 2017 (Unaudited)	$25.35	$0.00	(h)	$0.97	$0.97	$(0.21)	$(0.01)	$(0.22)	$26.10
September 12, 2016 (a) through October 31, 2016	25.00	(0.02)		0.37	0.35	—	—	—	25.35

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

Ratios/Supplemental data
				Ratios to average net assets (f)
Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss) (c)	Expenses without waivers and reimbursements		Portfolio turnover rate

$26.22	3.80%	4.02%	$78,294,373	0.78%		0.01%	1.53%		64%
25.42	1.44	1.68	51,977,433	0.85	(g)	(0.47)	6.65	(g)	5	(c)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. JPMorgan Diversified Alternatives ETF (the “Fund” or the “Diversified Alternatives ETF”) is a separate diversified series of the Trust covered in this report.

The Fund commenced operations on September 12, 2016. The investment objective of the Fund is to seek to provide long-term total return.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser and Administrator (the “Administrator”) to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 50,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).

Basis for Consolidation for the Fund

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of April 30, 2017, net assets of the Fund were $78,294,373 of which $10,235,352, or approximately 13.0%, represented the Subsidiary’s net assets. The net realized loss in the Subsidiary amounted to $293,604. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Fund”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,737,128	$—	$—	$7,737,128
Consumer Staples	3,347,627	—	—	3,347,627
Energy	1,137,308	—	—	1,137,308
Financials	3,269,938	—	—	3,269,938
Health Care	4,989,764	—	—	4,989,764
Industrials	3,072,776	—	—	3,072,776
Information Technology	8,602,087	—	—	8,602,087
Materials	3,116,058	—	—	3,116,058
Real Estate	115,161	—	—	115,161
Telecommunication Services	217,644	—	—	217,644
Utilities	1,141,710	—	—	1,141,710

Total Common Stocks	36,747,201	—	—	36,747,201

Short-Term Investment
Investment Company	28,684,049	—	—	28,684,049

Total Investments in Securities	$65,431,250	$—	$—	$65,431,250

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$76,228	$—	$76,228
Futures Contracts	798,725	—	—	798,725
Swaps	—	8,140	—	8,140

Total Appreciation in Other Financial Instruments	$798,725	$84,368	$—	$883,093

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(125,068)	$—	$(125,068)
Futures Contracts	(306,291)	—	—	(306,291)

Total Depreciation in Other Financial Instruments	$(306,291)	$(125,068)	$—	$(431,359)

All portfolio holdings designated as Level 1 are disclosed individually on the CSOIs. Please refer to the CSOIs for industry class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended April 30, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of April 30, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a predetermined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Consolidated Statement of Operations (“CSOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty and are recorded as Due from/to counterparty for swap contract on the CSAL and as net realized gain (loss) on transactions from swaps on the CSOP.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding over-the-counter swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP.

The total return basket swaps contracts are subject to master netting arrangements.

(4). Summary of Derivatives Information — The following tables present the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the CSAL:

Derivatives contracts	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$323,819	$—	$—	$323,819
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	166,754	—	8,140	174,894
Foreign exchange contracts	Receivables	—	76,228	—	76,228
Commodity contracts	Receivables, Net Assets — Unrealized Appreciation	308,152	—	—	308,152

Total		$798,725	$76,228	$8,140	$883,093

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(151,837)	$—	$—	$(151,837)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(57,597)	—	—	(57,597)
Foreign exchange contracts	Payables	—	(125,068)	—	(125,068)
Commodity contracts	Payables, Net Assets — Unrealized Depreciation	(96,857)	—	—	(96,857)

Total		$(306,291)	$(125,068)	$—	$(431,359)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017:

Counterparty	Gross Amount of Derivative Assets are Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America	$24,915	$(24,915)	$—	$—
Deutsche Bank	39,960	(39,960)	—	—
Goldman Sachs	619	(619)	—	—
Royal Bank of Canada	8,622	(8,622)	—	—
The Toronto Dominion Bank — London	27,027	(12,194)	—	14,833
UBS	336,727	—	—	336,727

	$437,870	$(86,310)	$—	$351,560

Counterparty	Gross Amount of Derivative Liabilities are Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America	$353,502	$(24,915)	$—	$328,587
Deutsche Bank	55,818	(39,960)	—	15,858
Goldman Sachs	8,994	(619)	—	8,375
Merrill Lynch	38,789	—	—	38,789
Royal Bank of Canada	9,273	(8,622)	—	651
The Toronto Dominion Bank — London	12,194	(12,194)	—	—

	$478,570	$(86,310)	$—	$392,260

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the CSAL.

The following tables present the effect of derivatives on the CSOP for the period ended April 30, 2017, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(510,635)	$—	$—	$(510,635)
Equity contracts	(139,548)	—	(13,676)	(153,224)
Foreign exchange contracts	—	326,343	—	326,343
Commodity contracts	(293,604)	—	—	(293,604)

Total	$(943,787)	$326,343	$(13,676)	$(631,120)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$207,479	$—	$—	$207,479
Equity contracts	110,601	—	10,137	120,738
Foreign exchange contracts	—	(109,544)	—	(109,544)
Commodity contracts	194,742	—	—	194,742

Total	$512,822	$(109,544)	$10,137	$413,415

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

The Fund’s derivatives contracts held at April 30, 2017 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended April 30, 2017. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Future Contracts: (a)
Commodity
Average Notional Balance Long	$3,943,309
Average Notional Balance Short	3,206,086
Ending Notional Balance Long	6,028,663
Ending Notional Balance Short	4,975,681
Equity
Average Notional Balance Long	2,529,171
Average Notional Balance Short	7,269,587
Ending Notional Balance Long	5,645,606
Ending Notional Balance Short	5,777,742
Interest
Average Notional Balance Long	15,368,635
Average Notional Balance Short	12,074,025
Ending Notional Balance Long	20,785,219
Ending Notional Balance Short	17,980,238
Forward Foreign Currency Exchange Contracts (a)
Average Settlement Value Purchased	7,628,413
Average Settlement Value Sold	9,569,978
Ending Settlement Value Purchased	8,102,305
Ending Settlement Value Sold	10,432,899
Total Return Basket Swaps (a)
Average Notional Balance Long	23,912,712
Average Notional Balance Short	21,273,253
Ending Notional Balance Long	32,982,327
Ending Notional Balance Short	29,582,878

(a)	For the six months ended April 30, 2017.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

E. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time it commenced operations. For the period ended April 30, 2017, approximate offering costs incurred by the Fund were $33,918.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of October 31, no liability for income tax is required in the Fund’s consolidated financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of the Fund and the Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of the Fund and the Subsidiary and for such services is paid a fee. The fee for services to the Fund is accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate contract with the Adviser to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 0.60% of the Subsidiary’s average daily net assets. The Adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund and the Subsidiary. In consideration of these services for the Fund, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.085% of the daily net assets, notwithstanding any fee waivers and/or expense reimbursements. In consideration for services rendered to the Subsidiary, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Subsidiary.

The Administrator waived Administration fees as outlined in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMCB, a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agent services to the Fund. The amounts paid directly to JPMCB by the Fund for custody services are included in the Custodian and Transfer Agent fees on the CSOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Fund paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended April 30, 2017, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees was $1,600.

Restricted cash on the Statement of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales (if applicable), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the Fund’s average daily net assets.

The expense limitation agreements were in effect for the period ended April 30, 2017. The contractual expense limitation percentage is in place until at least February 28, 2021.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

For the period ended April 30, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Total	Contractual Reimbursements
$192,392	$27,929	$220,321	$7,997

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has agreed to waive the net expense ratio of the underlying funds.

The amount of the waivers resulting from investments in these money market funds during the period ended April 30, 2017 was $19,966. This amount is included in “fees waived” on the CSOP.

E. Related Party Transactions — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or the securities that are purchased or sold by the Fund. SIDCO receives no fee for its distribution services under the Distribution Agreement. Although the Distributor does not receive any fees under the Distribution Agreement with the Trust, JPMIM pays the Distributor for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

During the period ended April 30, 2017, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended April 30, 2017, the Fund incurred no brokerage commissions with broker-dealers affiliated with the Advisor or Trust.

4. Investment Transactions

At April 30, 2017, the records of the fund reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of creation units. However, the individual shares carrying such creation units are listed and traded under the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

During the period ended April 30, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$37,706,454	$23,774,591

During the period ended April 30, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities, including the Subsidiary, held at April 30, 2017 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$63,920,103	$2,289,164	$(778,017)	$1,511,147

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sales.

The Federal income tax unrealized appreciation (depreciation) in value of investment securities includes unrealized depreciation of the Fund’s investment in its subsidiary of $194,742, when if realized is not deductible for income tax purposes.

As of October 31, 2016, the Fund had no capital loss carryforwards.

6. Capital Share Transactions

The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Consolidated Statement of Changes in Net Assets.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a “DTC Participant”; which, in either case, must have executed an agreement with the Distributor.

Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund’s registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares purchased” or “Proceeds from shares issued” in the Consolidated Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure, if any, would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of April 30, 2017, the Adviser owned 62% of the outstanding shares of the Fund.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund employs various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss.

Derivatives, including swap agreements, and futures may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk including the credit risk of the derivative counterparty.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swaps and forward foreign currency exchange contracts.

The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund is subject to counterparty risk, which is the risk that a counterparty will not fulfill its contractual obligations arising from agreements with the Fund such as forward foreign currency exchange contracts.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

48	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

SUPPLEMENTAL INFORMATION

FOR THE PERIOD INDICATED (Unaudited)

The table below indicates the number of trading days in which the Fund traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Diversified Alternatives ETF (a)
Range of Premium/(Discount)	Day Count	Percentage
Greater than 1.0% and Less than or equal to 1.5%	2	1.27%
Greater than 0.5% and Less than or equal to 1.0%	69	43.95
Greater than 0.0% and Less than or equal to 0.5%	82	52.23
Greater than -0.5% and Less than or equal to 0.0%	4	2.55

	157	100.00%

(a)	For the period September 12, 2016 (fund inception date) to April 30, 2017.

APRIL 30, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	49

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fee and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2016 and continued to hold your shares at the end of the reporting period, April 30, 2017.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled

“Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period
JPMorgan Diversified Alternatives ETF
Actual Fund Return	$1,000.00	$1,038.00	0.78%	$1.04
Hypothetical 5% Return (1)	1,000.00	1,020.93	0.78	3.91

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual period).

50	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2017

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. April 2017.	SAN-ETF-417

ITEM  2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
June 30, 2017

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
June 30, 2017